UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-5344

William Blair Funds

(Exact name of registrant as specified in charter)

150 North Riverside Plaza, Chicago, IL	60606
(Address of principal executive offices)	(Zip Code)

Stephanie G. Braming, Principal Executive Officer
William Blair Funds
150 North Riverside Plaza, Chicago, IL 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-236-1600

Date of fiscal year end: December 31

Date of reporting period: June 30, 2022

Item 1. June 30, 2022 Semiannual Reports transmitted to shareholders.

June 30, 2022
William Blair Funds Semiannual Report

June 30, 2022	William Blair Funds	1

The views expressed in the commentary for each Fund reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The portfolio management team’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Statements involving predictions, assessments, analyses, or outlook for individual securities, industries, market sectors, and/or markets involve risks and uncertainties, and there is no guarantee they will come to pass.

This report is submitted for the general information of the shareholders of William Blair Funds. It is not authorized for distribution to prospective Fund investors unless accompanied or preceded by the Fund’s prospectus. Please carefully consider a Fund’s investment objectives, risks, charges, and expenses before investing. This and other information is contained in the Fund’s prospectus, which you may obtain by calling 1-800-742-7272. Read it carefully before you invest or send money.

2	Semiannual Report	June 30, 2022

U.S. Growth & Core Market Review and Outlook

Following the first quarter of 2022 equity market decline, performance of U.S. equity indices worsened during the second quarter. Using the S&P 500 Index as a proxy for U.S. equity market performance, it was the weakest first half of a year since 1970.

In a volatile first quarter, the Omicron wave, inflation concerns, and the invasion of Ukraine weighed on equity valuations. Elevated inflation drove expectations for faster monetary tightening by the Federal Open Market Committee (FOMC) and corresponded with a rise in 10-year U.S. Treasury bond yields and U.S. mortgage rates. During March, the FOMC increased the target federal funds rate by 25 basis points for the first increase in this cycle.

The second quarter was characterized by tightening financial conditions and weakening economic data. The Consumer Price Index hit a multi-decade high and the Federal Reserve (Fed) implemented two additional rate increases. In total, the Fed raised rates by 150 basis points year-to-date, and signaled further increases for the balance of the year. With record-high gas prices, elevated mortgage rates, lower asset prices and higher food costs, consumer sentiment declined in the second quarter. Other economic data points, including U.S. manufacturing trends and housing-related indicators, also weakened. While these dynamics pressured stock prices, U.S. corporate earnings remained solid.

Recent data points suggest a slow-down in economic activity relative to the extremely strong levels experienced in 2021. Supply chain disruptions present continued challenges as over-ordering amid shortages is now yielding excessive inventories in some pockets of the economy. U.S. consumers are increasingly feeling the pressures of inflation, dampening real income and confidence, while a supportive labor market and healthy post-COVID demand for experiential purchases remain bright spots.

With the backdrop of inflationary pressures and rising interest rates, equity market weakness year-to-date has been driven primarily by valuation compression while corporate earnings have exhibited resilience thus far. It is broadly anticipated that in the coming quarters, corporate earnings will begin to reflect the challenges observed in other parts of the economy.

As investor focus shifts from higher rates to the potential for an economic slowdown, we believe it is increasingly likely that investors will differentiate among stocks on the basis of quality attributes, such as the durability of margins and earnings, and growth, as fewer companies will exhibit that characteristic. In our view, companies with these attributes are in a better position than many of their peers to navigate turbulence. We believe our philosophy of identifying durable growth businesses whose stocks present attractive risk/reward opportunities should add value in this economic environment.

June 30, 2022	William Blair Funds	3

U.S. Value Market Review and Outlook

The first half of 2022 was historically challenging for U.S. small cap investors, as the 23.43% decline in the Russell 2000 Index was its worst quarterly decline ever. Small cap value shares, which declined 17.3%, fared somewhat better, but the loss was nonetheless severe. The markets were weak throughout the first half of 2022 as the Federal Reserve (Fed) became increasingly hawkish even as the economy began to show increasing strains such as declining consumer confidence and manufacturing activity. The watershed moment in the second quarter was the June Consumer Price Index reading of 8.6%, a 40 year high, followed by the Fed’s aggressive 75 basis point increase in its policy rate. The market has concluded that the Fed is willing to induce an economic recession to cool inflation. In our view, the near-term trajectory of the stock market will depend on the level and direction of inflation. As discussed above, the Fed has put its price stability mandate ahead of its employment mandate. Thus, the longer inflation remains elevated, the more likely it becomes in our view that the Fed’s actions will result in a recession for the U.S. economy. The good news is that, in our view, there are growing signs that inflation has peaked and that the Fed’s recent rate moves and future signaling are beginning to work. Even oil and agricultural commodity prices, which are beyond the Fed’s control, have begun to ease as of late.

During this period of economic uncertainty, we are comforted by the historically low valuation of the Small Cap Value Fund’s holdings, which trade at just 10.2x estimated earnings for the next twelve months. We agree with the growing number of commentators arguing that earnings estimates for many companies are too high, but much of this is already discounted in current prices. If estimates prove to be 30% too high, this still leaves the portfolio trading for just 14.3x earnings, a level in line with the historical average for small cap value shares. Of course, one can never be certain what exactly is priced into the market, but the upcoming reporting season is likely to give us a clearer picture.

4	Semiannual Report	June 30, 2022

Growth Fund

The Growth Fund seeks long-term capital appreciation.

AN OVERVIEW FROM THE PORTFOLIO MANAGER

David C. Fording, CFA

The William Blair Growth Fund (Class N shares) (the “Fund”) posted a 28.54% decrease, net of fees, for the six months ended June 30, 2022. By comparison, the Fund’s benchmark index, the Russell 3000® Growth Index (the “Index”), decreased 28.15%.

For the year-to-date period, style factors and stock-specific dynamics were largely offsetting. From a style standpoint, our emphasis on longer duration growth companies was a headwind as companies with lower growth characteristics outperformed during the period. From a stock-specific perspective, Information Technology holdings PayPal Holdings and Advanced Micro Devices, as well as not owning Apple, detracted from relative returns. Shares of PayPal declined due to forward looking revenue guidance that was below expectations, driven in part by e-commerce spending headwinds. Stock selection in Consumer Discretionary, including our positions in Farfetch and Burlington Stores, and Industrials, including our position in Kornit Digital, also dampened performance. Among top contributors were UnitedHealth (Health Care), New Fortress (Energy), Coca-Cola (Consumer Staples) and Mastercard (Information Technology). Positive stock selection in Communication Services, including our position in Zynga and not owning Meta Platforms, also added value during the period. Shares of Meta Platforms lagged due to slowing advertising revenue growth; thus, not owning this laggard resulted in a tailwind to relative performance.

Please refer to the U.S. Growth & Core Market Review and Outlook relating to the Fund on page 3.

June 30, 2022	William Blair Funds	5

Growth Fund

Performance Highlights (Unaudited)

Average Annual Total Returns through 6/30/2022

	Year to Date	1 Year	3 Year	5 Year	10 Year	Since Inception(a)
Class N	(28.54)%	(22.85)%	8.56%	12.97%	12.54%	—%
Class I	(28.44)	(22.58)	8.87	13.29	12.89	—
Class R6	(28.36)	(22.52)	8.98	—	—	9.36
Russell 3000® Growth Index	(28.15)	(19.78)	11.84	13.63	14.41	11.46
S&P 500® Index	(19.96)	(10.62)	10.60	11.31	12.96	10.36

(a)	Since inception is for the period from May 2, 2019 (Commencement of Operations) to June 30, 2022.

Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are average annual total returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272, or visit our Web site at www.williamblairfunds.com. From time to time, the investment adviser may waive fees or reimburse expenses for the Fund. Without these waivers/reimbursements, performance would be lower. Class N shares are not subject to a sales load. Class I shares are not subject to a sales load or distribution (Rule 12b-1) fees. Class R6 shares are not subject to a sales load, distribution (Rule 12b-1) fees, or sub-transfer agent fees.

The performance highlights and graph presented above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Russell 3000® Growth Index consists of large, medium, and small capitalization companies with above average price-to-book ratios and forecasted growth rates. The index is weighted by market capitalization and large/medium/small companies make up approximately 80%/15%/5% of the index.

The S&P 500® Index indicates broad larger capitalization equity market performance.

This report identifies the Fund’s investments on June 30, 2022. These holdings are subject to change. Not all stocks in the Fund performed the same, nor is there any guarantee that these stocks will perform as well in the future. Market forecasts provided in this report may not necessarily come to pass.

Sector Diversification (Unaudited)

The sector diversification shown is based on the total long-term securities.

6	Semiannual Report	June 30, 2022

Growth Fund

Portfolio of Investments, June 30, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks
	Information Technology—35.6%
*	Adobe, Inc.	13,866	$5,076
*	Advanced Micro Devices, Inc.	53,884	4,121
*	Dynatrace, Inc.	54,015	2,130
	Fidelity National Information Services, Inc.	47,287	4,335
	Mastercard, Inc.	33,762	10,651
	Microsoft Corporation	88,325	22,685
*	MongoDB, Inc.	5,491	1,425
	National Instruments Corporation	101,961	3,184
*	Nice, Ltd.—ADR	13,143	2,529
	NVIDIA Corporation	33,666	5,103
*	PayPal Holdings, Inc.	43,495	3,038
*	Pure Storage, Inc.	153,195	3,939
	Texas Instruments, Inc.	32,157	4,941
*	Verra Mobility Corporation	236,237	3,711
*	Workday, Inc.	20,977	2,928
			79,796
	Health Care—14.9%
	Agilent Technologies, Inc.	16,118	1,914
	Azenta, Inc.	22,676	1,635
*	HealthEquity, Inc.	36,344	2,231
*	Horizon Therapeutics plc†	39,546	3,154
*	Intuitive Surgical, Inc.	13,959	2,802
*	Penumbra, Inc.	9,955	1,240
	STERIS plc†	15,821	3,261
	Stryker Corporation	17,276	3,437
	UnitedHealth Group, Inc.	14,561	7,479
*	Veeva Systems, Inc.	13,229	2,620
	Zoetis, Inc.	20,796	3,575
			33,348
	Consumer Discretionary—12.8%
*	Amazon.com, Inc.	135,280	14,368
*	Bright Horizons Family Solutions, Inc.	34,962	2,955
*	Burlington Stores, Inc.	15,683	2,136
*	Etsy, Inc.	14,461	1,059
*	Farfetch, Ltd.†	126,695	907
	NIKE, Inc.	37,479	3,830
*	Overstock.com, Inc.	24,256	607
*	Revolve Group, Inc.	44,008	1,140
*	Skyline Champion Corporation	37,845	1,795
			28,797
	Communication Services—11.1%
*	Alphabet, Inc. Class “A”	7,966	17,360
*	Take-Two Interactive Software, Inc.	23,031	2,822
	Warner Music Group Corporation	127,039	3,094
*	ZipRecruiter, Inc.	115,511	1,712
			24,988
	Industrials—6.9%
*	ACV Auctions, Inc.	100,855	659
*	Copart, Inc.	41,440	4,503
*	CoStar Group, Inc.	43,099	2,604
*	Energy Recovery, Inc.	124,874	2,425
*	Kornit Digital, Ltd.†	19,671	623
	The Brink’s Co.	56,531	3,432
*	Trex Co., Inc.	20,465	1,114
			15,360
	Issuer	Shares or Principal Amount	Value

	Common Stocks—(continued)
	Consumer Staples—5.7%
*	Performance Food Group Co.	73,913	$3,399
	The Coca-Cola Co.	98,998	6,228
	The Estee Lauder Cos., Inc.	12,523	3,189
			12,816
	Energy—4.0%
	Cameco Corporation	192,384	4,044
*	Green Plains, Inc.	67,237	1,827
	New Fortress Energy, Inc.	80,964	3,203
			9,074
	Financials—3.3%
	Aon plc†	11,264	3,038
	Ares Management Corporation	49,657	2,823
	Bridge Investment Group Holdings, Inc.	98,524	1,433
			7,294
	Real Estate—2.0%
	SBA Communications Corporation	9,047	2,895
*	Zillow Group, Inc.	46,852	1,488
			4,383
	Materials—1.8%
	Ball Corporation	57,375	3,946
	Total Common Stocks—98.1% (cost $158,474)		219,802

	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.240% dated 6/30/22, due 7/1/22, repurchase price $4,963, collateralized by U.S. Treasury Note, 1.250%, due 06/30/28, valued at $5,062	$4,963	4,963
	Total Repurchase Agreement—2.2% (cost $4,963)		4,963
	Total Investments—100.3% (cost $163,437)		224,765
	Liabilities, plus cash and other assets—(0.3)%		(709)
	Net assets—100.0%		$224,056

ADR = American Depository Receipt

* = Non-income producing security

† = U.S. listed foreign security

See accompanying Notes to Financial Statements.

June 30, 2022	William Blair Funds	7

Large Cap Growth Fund

The Large Cap Growth Fund seeks long-term capital appreciation.

AN OVERVIEW FROM THE PORTFOLIO MANAGERS

James S. Golan, CFA David P. Ricci, CFA

The William Blair Large Cap Growth Fund (Class N shares) (the “Fund”) posted a 31.81% decrease, net of fees, for the six months ended June 30, 2022. By comparison, the Fund’s benchmark index, the Russell 1000® Growth Index (the “Index”), decreased 28.07%.

The Fund underperformed the Index during the period. Trailing returns on a year-to-date basis were driven by a combination of style factors and stock-specific dynamics. From a style standpoint, our emphasis on longer duration growth companies was a headwind as companies with lower growth characteristics outperformed during the period. From a stock-specific perspective, selection in Information Technology, including our positions in PayPal Holdings, Unity Software and Advanced Micro Devices, as well as not owning Apple, detracted from relative returns. Shares of PayPal declined due to forward looking revenue guidance that was below expectations, driven in part by e-commerce spending headwinds. Other top detractors were Netflix (Communication Services) and Amazon.com (Consumer Discretionary). Netflix reported a decline in subscribers and announced related business initiatives in hope of re-igniting subscriber growth. Top contributors for the year-to-date period included UnitedHealth (Health Care) and Mastercard (Information Technology), largely due to the reasons outlined above. Other notable outperformers included Costco (Consumer Staples), Marriott (Consumer Discretionary) and Linde (Materials). Our decision to not own Meta Platforms (Communication Services) also aided relative returns as shares lagged due to slowing advertising revenue growth.

Please refer to the U.S. Growth & Core Market Review and Outlook relating to the Fund on page 3.

8	Semiannual Report	June 30, 2022

Large Cap Growth Fund

Performance Highlights (Unaudited)

Average Annual Total Returns through 6/30/2022
	Year to Date	1 Year	3 Year	5 Year	10 Year	Since Inception(a)
Class N	(31.81)%	(23.54)%	9.25%	14.62%	14.56%	—%
Class I	(31.74)	(23.34)	9.52	14.89	14.85	—
Class R6	(31.73)	(23.32)	9.56	—	—	10.41
Russell 1000® Growth Index	(28.07)	(18.77)	12.58	14.29	14.80	12.17

(a)	Since inception is for the period from May 2, 2019 (Commencement of Operations) to June 30, 2022.

Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are average annual total returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272, or visit our Web site at www.williamblairfunds.com. From time to time, the investment adviser may waive fees or reimburse expenses for the Fund. Without these waivers/reimbursements, performance would be lower. Class N shares are not subject to a sales load. Class I shares are not subject to a sales load or distribution (Rule 12b-1) fees. Class R6 shares are not subject to a sales load, distribution (Rule 12b-1) fees, or sub-transfer agent fees.

The performance highlights and graph presented above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Russell 1000® Growth Index consists of large capitalization companies with above average price-to-book ratios and forecasted growth rates.

This report identifies the Fund’s investments on June 30, 2022. These holdings are subject to change. Not all stocks in the Fund performed the same, nor is there any guarantee that these stocks will perform as well in the future. Market forecasts provided in this report may not necessarily come to pass.

Sector Diversification (Unaudited)

The sector diversification shown is based on the total long-term securities.

June 30, 2022	William Blair Funds	9

Large Cap Growth Fund

Portfolio of Investments, June 30, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks
	Information Technology—40.7%
	Accenture plc†	126,290	$35,064
*	Adobe, Inc.	66,060	24,182
*	Advanced Micro Devices, Inc.	159,088	12,166
*	Guidewire Software, Inc.	173,670	12,329
	Intuit, Inc.	73,070	28,164
	Lam Research Corporation	40,650	17,323
	Mastercard, Inc.	183,510	57,894
	Microsoft Corporation	573,890	147,392
	NVIDIA Corporation	184,840	28,020
*	PayPal Holdings, Inc.	334,320	23,349
*	salesforce.com, Inc.	148,980	24,588
	Texas Instruments, Inc.	129,290	19,865
*	Unity Software, Inc.	220,050	8,102
			438,438
	Consumer Discretionary—15.8%
*	Amazon.com, Inc.	784,100	83,279
	Marriott International, Inc.	241,900	32,901
	NIKE, Inc.	245,070	25,046
	Starbucks Corporation	381,700	29,158
			170,384
	Health Care—13.0%
*	ABIOMED, Inc.	77,738	19,241
	Stryker Corporation	130,460	25,952
	UnitedHealth Group, Inc.	111,140	57,085
*	Veeva Systems, Inc.	26,980	5,343
	Zoetis, Inc.	188,670	32,431
			140,052
	Communication Services—10.9%
*	Alphabet, Inc. Class “A”	37,200	81,068
*	Alphabet, Inc. Class “C”	4,330	9,472
*	Live Nation Entertainment, Inc.	327,150	27,016
			117,556
	Industrials—7.1%
*	Copart, Inc.	298,090	32,390
*	CoStar Group, Inc.	396,620	23,960
	Equifax, Inc.	110,300	20,161
			76,511
	Consumer Staples—6.4%
	Costco Wholesale Corporation	95,540	45,791
	The Estee Lauder Cos., Inc.	88,920	22,645
			68,436
	Financials—2.4%
	Apollo Global Management, Inc.	539,150	26,138
	Materials—2.2%
	Linde plc†	83,910	24,126
	Total Common Stocks—98.5% (cost $1,090,689)		1,061,641

Issuer	Principal Amount	Value

Repurchase Agreement
Fixed Income Clearing Corporation, 0.240% dated 6/30/22, due 7/1/22, repurchase price $13,037, collateralized by U.S. Treasury Bond, 3.000%, due 02/15/49, valued at $13,297	$13,037	$13,037
Total Repurchase Agreement—1.2% (cost $13,037)		13,037
Total Investments—99.7% (cost $1,103,726)		1,074,678
Cash and other assets, less liabilities—0.3%		2,964
Net assets—100.0%		$1,077,642

† = U.S. listed foreign security

* = Non-income producing security

See accompanying Notes to Financial Statements.

10	Semiannual Report	June 30, 2022

Mid Cap Growth Fund

The Mid Cap Growth Fund seeks long-term capital appreciation.

AN OVERVIEW FROM THE PORTFOLIO MANAGERS

Daniel Crowe, CFA James E. Jones, CFA

The William Blair Mid Cap Growth Fund (Class N shares) (the “Fund”) posted a 32.05% decrease, net of fees, for the six months ended June 30, 2022. By comparison, the Fund’s benchmark index, the Russell Midcap® Growth Index (the “Index”), decreased 31.00%.

The Fund modestly trailed the Index in the year-to-date period. Relative performance was driven by both style factors and stock-specific dynamics. From a style perspective, similar to second quarter dynamics, our emphasis on longer duration growth companies was a headwind. From a stock-specific perspective, our top individual detractors included Coupa Software (Information Technology), Align Technology (Health Care) and Burlington Stores (Consumer Discretionary). Coupa Software, provider of a cloud-based business spend management platform, reported a slowdown of demand in Europe, primarily due to the ongoing Russia/Ukraine crisis. Stock selection in Consumer Discretionary, including our positions in Farfetch and Etsy, was also a detractor. Farfetch is a leading e-commerce marketplace focused on the luxury market whose shares were pressured by macro-related issues, including the company’s exposure to consumers in Europe and China, and difficult year-over-year comparisons. Conversely, our top individual contributors included New Fortress Energy (Energy), BWX Technologies (Industrials) and Veeva Systems (Health Care). New Fortress Energy develops, finances and constructs liquified natural gas assets and related infrastructure. The company announced a number of project milestones and shares were further supported by a strong backdrop to sign new deals. Shares of BWX Technologies advanced for the reasons outlined above. Stock selection in Information Technology, including our positions in SolarEdge Technologies and Teledyne Technologies, contributed positively to relative returns.

Please refer to the U.S. Growth & Core Market Review and Outlook relating to the Fund on page 3.

June 30, 2022	William Blair Funds	11

Mid Cap Growth Fund

Performance Highlights (Unaudited)

Average Annual Total Returns through 6/30/2022
	Year to Date	1 Year	3 Year	5 Year	10 Year	Since Inception(a)
Class N	(32.05)%	(29.08)%	(0.19)%	6.54%	8.06%	—%
Class I	(31.97)	(28.84)	0.07	6.81	8.34	—
Class R6	(31.93)	(28.80)	0.14	—	—	0.76
Russell Midcap® Growth Index	(31.00)	(29.57)	4.25	8.88	11.50	4.67

(a)	Since inception is for the period from May 2, 2019 (Commencement of Operations) to June 30, 2022.

Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are average annual total returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272, or visit our Web site at www.williamblairfunds.com. Investing in medium capitalization companies involves special risks, including higher volatility and lower liquidity. Medium capitalization stocks are also more sensitive to purchase/sale transactions and changes in the issuer’s financial condition. From time to time, the investment adviser may waive fees or reimburse expenses for the Fund. Without these waivers/reimbursements, performance would be lower. Class N shares are not subject to a sales load. Class I shares are not subject to a sales load or distribution (Rule 12b-1) fees. Class R6 shares are not subject to a sales load, distribution (Rule 12b-1) fees, or sub-transfer agent fees.

The performance highlights and graph presented above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Russell Midcap® Growth Index is an index that is constructed to provide a comprehensive and unbiased barometer of the mid-cap growth market.

This report identifies the Fund’s investments on June 30, 2022. These holdings are subject to change. Not all stocks in the Fund performed the same, nor is there any guarantee that these stocks will perform as well in the future. Market forecasts provided in this report may not necessarily come to pass.

Sector Diversification (Unaudited)

The sector diversification shown is based on the total long-term securities.

12	Semiannual Report	June 30, 2022

Mid Cap Growth Fund

Portfolio of Investments, June 30, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks
	Information Technology—29.8%
*	Cadence Design Systems, Inc.	8,360	$1,254
*	Coupa Software, Inc.	5,488	313
*	Dynatrace, Inc.	28,670	1,131
*	EPAM Systems, Inc.	2,565	756
*	Euronet Worldwide, Inc.	9,820	988
*	Guidewire Software, Inc.	4,012	285
	MKS Instruments, Inc.	6,955	714
*	MongoDB, Inc.	1,815	471
*	Nice, Ltd.—ADR	3,830	737
*	Palo Alto Networks, Inc.	2,295	1,134
*	Pure Storage, Inc.	33,895	872
*	SolarEdge Technologies, Inc.	3,220	881
*	Teledyne Technologies, Inc.	2,680	1,005
			10,541
	Health Care—19.6%
*	ABIOMED, Inc.	3,233	800
	Agilent Technologies, Inc.	6,325	751
*	Align Technology, Inc.	1,240	293
*	Charles River Laboratories International, Inc.	2,440	522
*	DexCom, Inc.	8,800	656
*	Horizon Therapeutics plc†	11,190	893
*	IDEXX Laboratories, Inc.	1,385	486
*	Mettler-Toledo International, Inc.	545	626
	STERIS plc†	2,145	442
*	Veeva Systems, Inc.	7,290	1,444
			6,913
	Industrials—17.0%
*	Axon Enterprise, Inc.	6,300	587
*	Builders FirstSource, Inc.	11,375	611
	BWX Technologies, Inc.	20,679	1,139
*	Clarivate plc†	53,005	734
*	Copart, Inc.	11,897	1,293
*	CoStar Group, Inc.	21,805	1,317
*	Generac Holdings, Inc.	1,500	316
			5,997
	Consumer Discretionary—8.9%
*	Aptiv plc†	5,455	486
*	Bright Horizons Family Solutions, Inc.	8,120	686
*	Burlington Stores, Inc.	4,385	597
*	Chipotle Mexican Grill, Inc.	704	920
*	Etsy, Inc.	4,479	328
*	Farfetch, Ltd.†	18,920	136
			3,153
	Energy—5.5%
	Cameco Corporation	21,770	458
	Hess Corporation	7,205	763
	New Fortress Energy, Inc.	18,658	738
			1,959
	Issuer	Shares or Principal Amount	Value

	Common Stocks—(continued)
	Communication Services—5.0%
	Cable One, Inc.	176	$227
*	Live Nation Entertainment, Inc.	6,379	527
*	Take-Two Interactive Software, Inc.	3,495	428
	Warner Music Group Corporation	23,505	573
			1,755
	Materials—4.5%
	Crown Holdings, Inc.	6,495	599
	Vulcan Materials Co.	7,065	1,004
			1,603
	Financials—3.7%
	Ares Management Corporation	5,880	334
	PacWest Bancorp	13,555	362
	Western Alliance Bancorp	8,470	598
			1,294
	Real Estate—2.9%
	SBA Communications Corporation	1,940	621
*	Zillow Group, Inc.	12,390	393
			1,014
	Consumer Staples—1.3%
*	Performance Food Group Co.	10,210	469
	Total Common Stocks—98.2% (cost $38,052)		34,698

	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.240% dated 6/30/22, due 7/1/22, repurchase price $692, collateralized by U.S. Treasury Bond, 3.000%, due 02/15/49, valued at $705	$692	692
	Total Repurchase Agreement—1.9% (cost $692)		692
	Total Investments—100.1% (cost $38,744)		35,390
	Liabilities, plus cash and other assets—(0.1)%		(50)
	Net assets—100.0%		$35,340

ADR = American Depository Receipt

* = Non-income producing security

† = U.S. listed foreign security

See accompanying Notes to Financial Statements.

June 30, 2022	William Blair Funds	13

Mid Cap Value Fund

The Mid Cap Value Fund seeks long-term capital appreciation.

AN OVERVIEW FROM THE PORTFOLIO MANAGERS

William Heaphy, CFA Matthew Fleming, CFA

The William Blair Mid Cap Value Fund (Class I shares) (the “Fund”) posted a 12.60% decrease, net of fees, for the period from inception on March 16, 2022 to June 30, 2022. By comparison, the Fund’s benchmark index, the Russell Midcap® Value Index (the “Index”), decreased 10.57%.

The Fund’s sector allocation was a headwind to relative performance in the partial period. A small cash holding, an overweight to the Health Care sector, and an underweight to the Communication Services sector were offset by an above Index allocation to the Information Technology sector and underweight to the Energy and Utilities sectors. Positively impacting performance for the partial period were the Fund’s investments in the Consumer Staples sector. The Fund’s investments in brewer Molson Coors Beveridge Company and food ingredient manufacturer Ingredion Inc. were both strong contributors as these companies reported solid earnings as their strong pricing power has allowed them to maintain margins in the current inflationary environment. On the negative side, the Fund’s investments in the Industrials segment were the worst performers and negatively impacted relative performance. Airline Alaska Air Group, Inc. and agricultural equipment manufacturer AGCO Corporation were large detractors to relative performance for the partial period. The Fund was also significantly underweight Energy shares, which was a large drag on relative performance as oil and natural gas prices spiked on the heels of the Russian invasion of Ukraine. An underweight position to the richly valued yet defensive Utilities sector also detracted from relative performance for the partial period.

Please refer to the U.S. Value Market Review and Outlook relating to the Fund on page 4.

14	Semiannual Report	June 30, 2022

Mid Cap Value Fund

Performance Highlights (Unaudited)

Average Annual Total Returns through 6/30/2022
Since Inception(a)
Class I	(12.60)%
Class R6	(12.60)
Russell Midcap® Value Index	(10.57)

(a)	Since inception is for the period from March 16, 2022 (Commencement of Operations) to June 30, 2022.

Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are average annual total returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272, or visit our Web site at www.williamblairfunds.com. Investing in smaller and medium capitalization companies involves special risks, including higher volatility and lower liquidity. Smaller and medium capitalization stocks are also more sensitive to purchase/sale transactions and changes in the issuer’s financial condition. From time to time, the investment adviser may waive fees or reimburse expenses for the Fund. Without these waivers/reimbursements, performance would be lower. Class I shares are not subject to a sales load or distribution (Rule 12b-1) fees. Class R6 shares are not subject to a sales load, distribution (Rule 12b-1) fees, or sub-transfer agent fees.

The performance highlights and graph presented above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Russell Midcap® Value Index measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values.

This report identifies the Fund’s investments on June 30, 2022. These holdings are subject to change. Not all stocks in the Fund performed the same, nor is there any guarantee that these stocks will perform as well in the future. Market forecasts provided in this report may not necessarily come to pass.

Sector Diversification (Unaudited)

The sector diversification shown is based on the total long-term securities.

June 30, 2022	William Blair Funds	15

Mid Cap Value Fund

Portfolio of Investments, June 30, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks
	Financials—16.7%
*	Arch Capital Group, Ltd.†	700	$32
	Comerica, Inc.	326	24
	East West Bancorp, Inc.	368	24
	Huntington Bancshares, Inc.	1,942	24
	Invesco, Ltd.†	1,306	21
	SLM Corporation	1,960	31
	Synovus Financial Corporation	590	21
	The Hartford Financial Services Group, Inc.	398	26
	Willis Towers Watson plc†	132	26
			229
	Industrials—16.2%
	Acuity Brands, Inc.	200	31
	AGCO Corporation	246	24
*	Alaska Air Group, Inc.	533	21
	Flowserve Corporation	590	17
	Knight-Swift Transportation Holdings, Inc.	592	28
	MSC Industrial Direct Co., Inc.	250	19
	Regal Rexnord Corporation	293	33
	Snap-on, Inc.	135	27
	The Timken Co.	420	22
			222
	Information Technology—14.0%
*	Check Point Software Technologies, Ltd.†	243	30
	Cognizant Technology Solutions Corporation	358	24
*	DXC Technology Co.	876	26
*	F5, Inc.	142	22
*	Flex, Ltd.†	1,540	22
	Hewlett Packard Enterprise Co.	1,897	25
	Jabil, Inc.	451	23
	Skyworks Solutions, Inc.	213	20
			192
	Health Care—13.4%
	AmerisourceBergen Corporation	170	24
*	Centene Corporation	439	37
	Encompass Health Corporation	408	23
*	Henry Schein, Inc.	359	28
*	Hologic, Inc.	396	27
	Laboratory Corporation of America Holdings	104	24
	Viatris, Inc.	2,020	21
			184
	Consumer Discretionary—9.7%
	Brunswick Corporation	287	19
	LKQ Corporation	577	29
*	Mohawk Industries, Inc.	162	20
	Ralph Lauren Corporation	260	23
	Toll Brothers, Inc.	495	22
	Whirlpool Corporation	131	20
			133

	Issuer	Shares	Value

	Common Stocks—(continued)
	Materials—9.0%
*	Axalta Coating Systems, Ltd.†	977	$22
	Crown Holdings, Inc.	262	24
	Huntsman Corporation	988	28
	Sealed Air Corporation	481	28
	Westlake Corporation	218	21
			123
	Real Estate—7.7%
	Camden Property Trust	183	25
	Duke Realty Corporation	617	34
	Highwoods Properties, Inc.	611	21
	Host Hotels & Resorts, Inc.	1,676	26
			106
	Consumer Staples—6.0%
	Ingredion, Inc.	301	27
	Molson Coors Brewing Co.	590	32
	Tyson Foods, Inc.	271	23
			82
	Energy—2.3%
	Diamondback Energy, Inc.	266	32
	Utilities—2.3%
	Entergy Corporation	274	31
	Communication Services—1.3%
*	Warner Bros Discovery, Inc.	1,345	18
	Total Common Stocks—98.6% (cost $1,563)		1,352
	Total Investments—98.6% (cost $1,563)		1,352
	Cash and other assets, less liabilities—1.4%		20
	Net assets—100.0%		$1,372

* = Non-income producing security

† = U.S. listed foreign security

See accompanying Notes to Financial Statements.

16	Semiannual Report	June 30, 2022

Small-Mid Cap Core Fund

The Small-Mid Cap Core Fund seeks long-term capital appreciation.

AN OVERVIEW FROM THE PORTFOLIO MANAGERS

Daniel Crowe, CFA Ward D. Sexton, CFA

The William Blair Small-Mid Cap Core Fund (Class I shares) (the “Fund”) posted a 21.77% decrease, net of fees, for the six months ended June 30, 2022. By comparison, the Fund’s benchmark index, the Russell 2500™ Index (the “Index”), decreased 21.81%.

The Fund modestly trailed its Index in the year-to-date period, driven by a combination of style factors and stock-specific dynamics. From a style perspective, while our typical underweight to companies without earnings was a modest tailwind, our underweight to the cheapest stocks in the Index was an offsetting headwind. Notably, among companies with earnings, there was minimal performance differentiation on quality factors, which did not provide their typical down-market benefit. From a stock perspective, our top detractors included Kornit Digital (Industrials), Coupa Software (Information Technology), Trex Company (Industrials) and Builders FirstSource (Industrials). Kornit Digital, a manufacturer of innovative digital textile printers and inks, experienced macro-related headwinds that impacted orders. Coupa Software, a provider of a cloud-based business spending management platform, reported a slowdown of demand in Europe, primarily due to the ongoing Russia/Ukraine crisis. Stock selection in Consumer Discretionary, including our position in Burlington Stores, also detracted from relative returns. Conversely, our top contributors included New Fortress Energy (Energy), Whitecap Resources (Energy), CF Industries (Materials), BWX Technologies (Industrials) and Mercury Systems (Industrials). New Fortress Energy develops, finances and constructs liquified natural gas assets and related infrastructure. The company announced a number of project milestones and shares were further supported by a strong backdrop to sign new deals. Whitecap Resources is a Canadian exploration & production company that sources a portion of its production from tertiary oil recovery (CO2 injections), which lowers its carbon footprint. A number of accretive acquisitions by the company, a material share buyback and a dividend raise all contributed to outperformance in the period.

Please refer to the U.S. Growth & Core Market Review and Outlook relating to the Fund on page 3.

June 30, 2022	William Blair Funds	17

Small-Mid Cap Core Fund

Performance Highlights (Unaudited)

Average Annual Total Returns through 6/30/2022
	Year to Date	1 Year	Since Inception(a)
Class I	(21.77)%	(16.27)%	9.29%
Class R6	(21.75)	(16.26)	9.33
Russell 2500TM Index	(21.81)	(21.00)	6.96

(a)	Since inception is for the period from October 1, 2019 (Commencement of Operations) to June 30, 2022.

Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are average annual total returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272, or visit our Web site at www.williamblairfunds.com. Investing in smaller and medium capitalization companies involves special risks, including higher volatility and lower liquidity. Smaller and medium capitalization stocks are also more sensitive to purchase/sale transactions and changes in the issuer’s financial condition. From time to time, the investment adviser may waive fees or reimburse expenses for the Fund. Without these waivers/reimbursements, performance would be lower. Class I shares are not subject to a sales load or distribution (Rule 12b-1) fees. Class R6 shares are not subject to a sales load, distribution (Rule 12b-1) fees, or sub-transfer agent fees.

The performance highlights and graph presented above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Russell 2500TMIndex measures the performance of those Russell 2500 companies with above average price-to-book ratios and forecasted growth rates.

This report identifies the Fund’s investments on June 30, 2022. These holdings are subject to change. Not all stocks in the Fund performed the same, nor is there any guarantee that these stocks will perform as well in the future. Market forecasts provided in this report may not necessarily come to pass.

Sector Diversification (Unaudited)

The sector diversification shown is based on the total long-term securities.

18	Semiannual Report	June 30, 2022

Small-Mid Cap Core Fund

Portfolio of Investments, June 30, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks
	Industrials—20.0%
*	Axon Enterprise, Inc.	19,148	$1,784
*	Builders FirstSource, Inc.	37,916	2,036
	BWX Technologies, Inc.	37,661	2,075
*	Casella Waste Systems, Inc.	22,198	1,613
*	Chart Industries, Inc.	12,312	2,061
	Douglas Dynamics, Inc.	21,093	606
*	Energy Recovery, Inc.	64,235	1,247
*	Kornit Digital, Ltd.†	18,560	588
	Lincoln Electric Holdings, Inc.	11,290	1,393
*	Mercury Systems, Inc.	36,717	2,362
	Owens Corning	14,483	1,076
*	Shoals Technologies Group, Inc.	72,184	1,190
*	Stem, Inc.	110,453	791
	The Brink’s Co.	29,417	1,786
*	Trex Co., Inc.	22,786	1,240
*	WillScot Mobile Mini Holdings Corporation	55,279	1,792
			23,640
	Health Care—16.7%
*	Acadia Healthcare Co., Inc.	27,589	1,866
	Azenta, Inc.	16,679	1,203
*	Certara, Inc.	46,985	1,008
	Chemed Corporation	2,866	1,345
*	Globus Medical, Inc.	29,290	1,644
*	Halozyme Therapeutics, Inc.	29,203	1,285
*	Hanger, Inc.	50,969	730
*	Horizon Therapeutics plc†	11,219	895
*	Ligand Pharmaceuticals, Inc.	8,582	766
*	Merit Medical Systems, Inc.	37,373	2,028
	Owens & Minor, Inc.	86,774	2,729
*	Penumbra, Inc.	5,509	686
*	Repligen Corporation	7,485	1,216
*	Sotera Health Co.	54,634	1,070
	STERIS plc†	6,043	1,246
			19,717
	Financials—12.7%
	Ares Management Corporation	25,483	1,449
	Columbia Banking System, Inc.	43,711	1,252
	East West Bancorp, Inc.	29,629	1,920
	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	32,843	1,244
	LPL Financial Holdings, Inc.	8,452	1,559
	PacWest Bancorp	63,851	1,702
	Virtu Financial, Inc.	81,973	1,919
	Western Alliance Bancorp	33,754	2,383
	Wintrust Financial Corporation	19,073	1,529
			14,957
	Information Technology—11.9%
*	Alarm.com Holdings, Inc.	15,475	957
*	Coupa Software, Inc.	15,148	865
*	Dynatrace, Inc.	28,145	1,110
	Entegris, Inc.	8,913	821
*	Euronet Worldwide, Inc.	16,873	1,697
	MKS Instruments, Inc.	7,829	804
*	Nice, Ltd.—ADR	5,889	1,133
	Power Integrations, Inc.	15,801	1,185
*	Pure Storage, Inc.	47,626	1,225
*	SolarEdge Technologies, Inc.	5,702	1,561
*	Verra Mobility Corporation	132,362	2,079
*	Wolfspeed, Inc.	8,809	559
			13,996

	Issuer	Shares	Value

	Common Stocks—(continued)
	Consumer Discretionary—10.2%
	Aramark	46,311	$1,418
*	Boot Barn Holdings, Inc.	9,954	686
*	Bright Horizons Family Solutions, Inc.	9,532	806
*	Burlington Stores, Inc.	6,338	863
*	Fox Factory Holding Corporation	10,505	846
*	Leslie’s, Inc.	69,343	1,053
*	National Vision Holdings, Inc.	60,945	1,676
*	Overstock.com, Inc.	16,178	405
*	Petco Health & Wellness Co., Inc.	69,160	1,019
*	Revolve Group, Inc.	29,684	769
*	Skyline Champion Corporation	28,459	1,349
	Wyndham Hotels & Resorts, Inc.	18,360	1,207
			12,097
	Energy—7.9%
	Cameco Corporation	100,352	2,110
*	Denbury, Inc.	23,501	1,410
*	Green Plains, Inc.	41,967	1,140
	New Fortress Energy, Inc.	37,320	1,477
*	TechnipFMC plc†	212,538	1,430
	Whitecap Resources, Inc.	257,289	1,793
			9,360
	Real Estate—5.4%
	Americold Realty Trust	45,890	1,379
	Equity LifeStyle Properties, Inc.	23,775	1,675
	Healthcare Realty Trust, Inc.	75,811	2,062
	Pebblebrook Hotel Trust	43,339	718
*	The Howard Hughes Corporation	7,187	489
			6,323
	Materials—4.5%
*	Century Aluminum Co.	70,161	517
	CF Industries Holdings, Inc.	20,674	1,773
	Crown Holdings, Inc.	21,915	2,020
	Eagle Materials, Inc.	9,098	1,000
			5,310
	Consumer Staples—4.1%
	Inter Parfums, Inc.	15,619	1,141
*	Performance Food Group Co.	29,575	1,360
	Primo Water Corporation	60,898	815
	Spectrum Brands Holdings, Inc.	17,986	1,475
			4,791
	Communication Services—2.3%
	Cable One, Inc.	773	997
*	Live Nation Entertainment, Inc.	8,020	662
*	ZipRecruiter, Inc.	70,179	1,040
			2,699
	Utilities—1.6%
	IDACORP, Inc.	18,313	1,940
	Total Common Stocks—97.3% (cost $133,302)		114,830

See accompanying Notes to Financial Statements.

June 30, 2022	William Blair Funds	19

Small-Mid Cap Core Fund

Portfolio of Investments, June 30, 2022 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value

Repurchase Agreement
Fixed Income Clearing Corporation, 0.240% dated 6/30/22, due 7/1/22, repurchase price $3,125, collateralized by U.S. Treasury Note, 1.625%, due 05/15/31, valued at $3,188	$3,125	$3,125
Total Repurchase Agreement—2.6% (cost $3,125)		3,125
Total Investments—99.9% (cost $136,427)		117,955
Cash and other assets, less liabilities—0.1%		124
Net assets—100.0%		$118,079

ADR = American Depository Receipt

* = Non-income producing security

† = U.S. listed foreign security

See accompanying Notes to Financial Statements.

20	Semiannual Report	June 30, 2022

Small-Mid Cap Growth Fund

The Small-Mid Cap Growth Fund seeks long-term capital appreciation.

AN OVERVIEW FROM THE PORTFOLIO MANAGERS

Daniel Crowe, CFA James E. Jones, CFA

The William Blair Small-Mid Cap Growth Fund (Class N shares) (the “Fund”) posted a 28.60% decrease, net of fees, for the six months ended June 30, 2022. By comparison, the Fund’s benchmark index, the Russell 2500™ Growth Index (the “Index”), decreased 29.45%.

The Fund modestly outperformed its Index in the year-to-date period, driven by a combination of style factors and stock-specific dynamics. From a style perspective, our typical underweight to companies without earnings was a modest tailwind. Notably, among companies with earnings, there was minimal performance differentiation on quality factors, which did not provide their typical down-market benefit. From a stock-specific perspective, our top individual contributors were BWX Technologies (Industrials), Mercury Systems (Industrials), Acadia Healthcare (Health Care), New Fortress (Energy) and HealthEquity (Health Care). Shares of BWX Technologies advanced for the reasons outlined above. Mercury Systems, a provider of sensor processing subsystems, reported strong organic revenue growth and orders against a more supportive backdrop for defense spending. Conversely, our top individual detractors included Trex Company (Industrials), Coupa Software (Information Technology), Revolve Group (Consumer Discretionary), Penumbra (Health Care) and Kornit Digital (Industrials). Shares of Trex, the industry leader in composite residential decking, were pressured by higher-than-expected sales and marketing expense forecasts and concerns that higher interest rates could dampen demand. Coupa Software, provider of a cloud-based business spend management platform, reported a slowdown of demand in Europe, primarily due to the ongoing Russia/Ukraine crisis.

Please refer to the U.S. Growth & Core Market Review and Outlook relating to the Fund on page 3.

June 30, 2022	William Blair Funds	21

Small-Mid Cap Growth Fund

Performance Highlights (Unaudited)

Average Annual Total Returns through 6/30/2022
	Year to Date	1 Year	3 Year	5 Year	10 Year	Since Inception(a)
Class N	(28.60)%	(28.45)%	2.32%	7.60%	11.78%	—%
Class I	(28.51)	(28.26)	2.57	7.86	12.06	—
Class R6	(28.49)	(28.21)	2.63	—	—	3.43
Russell 2500TM Growth Index	(29.45)	(31.81)	3.68	7.53	10.88	4.07

(a)	Since inception is for the period from May 2, 2019 (Commencement of Operations) to June 30, 2022.

Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are average annual total returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272, or visit our Web site at www.williamblairfunds.com. Investing in smaller and medium capitalization companies involves special risks, including higher volatility and lower liquidity. Smaller and medium capitalization stocks are also more sensitive to purchase/sale transactions and changes in the issuer’s financial condition. From time to time, the investment adviser may waive fees or reimburse expenses for the Fund. Without these waivers/reimbursements, performance would be lower. Class N shares are not subject to a sales load. Class I shares are not subject to a sales load or distribution (Rule 12b-1) fees. Class R6 shares are not subject to a sales load, distribution (Rule 12b-1) fees, or sub-transfer agent fees.

The performance highlights and graph presented above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Russell 2500TM Growth Index measures the performance of those Russell 2500 companies with above average price-to-book ratios and forecasted growth rates.

This report identifies the Fund’s investments on June 30, 2022. These holdings are subject to change. Not all stocks in the Fund performed the same, nor is there any guarantee that these stocks will perform as well in the future. Market forecasts provided in this report may not necessarily come to pass.

Sector Diversification (Unaudited)

The sector diversification shown is based on the total long-term securities.

22	Semiannual Report	June 30, 2022

Small-Mid Cap Growth Fund

Portfolio of Investments, June 30, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks
	Information Technology—22.7%
*	Alarm.com Holdings, Inc.	425,741	$26,336
*	Avalara, Inc.	380,549	26,867
	Cognex Corporation	440,247	18,719
*	Coupa Software, Inc.	223,609	12,768
*	Dynatrace, Inc.	1,073,286	42,330
	Entegris, Inc.	315,376	29,056
*	Euronet Worldwide, Inc.	451,480	45,414
*	Guidewire Software, Inc.	320,755	22,770
	MKS Instruments, Inc.	194,765	19,989
	National Instruments Corporation	965,848	30,164
*	Nice, Ltd.—ADR	149,468	28,765
*	Novanta, Inc.†	179,054	21,714
*	PagerDuty, Inc.	797,309	19,757
*	Pure Storage, Inc.	1,121,848	28,843
*	SolarEdge Technologies, Inc.	177,241	48,507
*	Varonis Systems, Inc.	968,432	28,395
*	Wolfspeed, Inc.	202,213	12,831
*	Workiva, Inc.	165,892	10,947
			474,172
	Health Care—21.5%
*	ABIOMED, Inc.	129,433	32,036
*	Acadia Healthcare Co., Inc.	638,780	43,201
	Azenta, Inc.	523,316	37,731
*	Blueprint Medicines Corporation	193,004	9,749
*	Certara, Inc.	775,535	16,643
*	Charles River Laboratories International, Inc.	165,037	35,313
	Chemed Corporation	77,684	36,464
*	Globus Medical, Inc.	233,195	13,091
*	Halozyme Therapeutics, Inc.	738,877	32,510
*	HealthEquity, Inc.	470,708	28,897
*	Horizon Therapeutics plc†	288,306	22,995
*	Insmed, Inc.	645,551	12,730
*	Inspire Medical Systems, Inc.	111,542	20,375
*	Insulet Corporation	106,546	23,221
*	Merit Medical Systems, Inc.	455,026	24,694
*	Penumbra, Inc.	158,021	19,677
*	Repligen Corporation	135,300	21,973
*	Twist Bioscience Corporation	505,773	17,682
			448,982
	Industrials—20.5%
	Advanced Drainage Systems, Inc.	186,000	16,753
*	Axon Enterprise, Inc.	392,948	36,611
*	Builders FirstSource, Inc.	940,115	50,484
	BWX Technologies, Inc.	1,093,252	60,227
*	Casella Waste Systems, Inc.	279,461	20,311
*	Chart Industries, Inc.	221,544	37,082
	HEICO Corporation	179,156	18,880
	Lincoln Electric Holdings, Inc.	174,735	21,555
*	Mercury Systems, Inc.	758,501	48,795
	Ritchie Bros Auctioneers, Inc.	341,503	22,218
*	Shoals Technologies Group, Inc.	945,768	15,586
*	Stem, Inc.	803,329	5,752
	The Brink’s Co.	710,416	43,129
*	Trex Co., Inc.	569,221	30,977
			428,360
	Consumer Discretionary—12.9%
*	Bright Horizons Family Solutions, Inc.	238,501	20,158
*	Burlington Stores, Inc.	123,961	16,887
*	Fox Factory Holding Corporation	287,006	23,115
	Issuer	Shares or Principal Amount	Value

	Common Stocks—(continued)
	Consumer Discretionary—(continued)
*	Helen of Troy, Ltd.†	4,502	$731
*	Leslie’s, Inc.	2,016,774	30,615
*	National Vision Holdings, Inc.	1,259,162	34,627
*	Overstock.com, Inc.	503,901	12,602
*	Petco Health & Wellness Co., Inc.	1,426,100	21,021
*	Planet Fitness, Inc.	245,400	16,690
	Pool Corporation	65,082	22,859
*	Revolve Group, Inc.	1,010,992	26,195
	Wyndham Hotels & Resorts, Inc.	680,245	44,706
			270,206
	Energy—5.7%
	Cameco Corporation	1,911,062	40,171
*	Denbury, Inc.	534,685	32,076
	New Fortress Energy, Inc.	735,212	29,092
	Whitecap Resources, Inc.	2,565,700	17,883
			119,222
	Materials—5.1%
	CF Industries Holdings, Inc.	395,631	33,918
	Crown Holdings, Inc.	582,287	53,669
	Martin Marietta Materials, Inc.	65,496	19,599
			107,186
	Financials—4.4%
	Ares Management Corporation	528,540	30,053
	Virtu Financial, Inc.	1,279,536	29,954
	Western Alliance Bancorp	468,082	33,046
			93,053
	Consumer Staples—3.2%
*	Celsius Holdings, Inc.	267,258	17,441
*	Performance Food Group Co.	821,795	37,786
*	The Beauty Health Co.	868,022	11,163
			66,390
	Communication Services—1.9%
	Cable One, Inc.	19,646	25,330
*	Live Nation Entertainment, Inc.	183,060	15,117
			40,447
	Real Estate—1.0%
	FirstService Corporation	167,968	20,358
	Total Common Stocks—98.9% (cost $2,136,540)		2,068,376

	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.240% dated 6/30/22, due 7/1/22, repurchase price $51,493, collateralized by U.S. Treasury Note, 1.625%, due 05/15/31, valued at $52,522	$51,492	51,492
	Total Repurchase Agreement—2.4% (cost $51,492)		51,492
	Total Investments—101.3% (cost $2,188,032)		2,119,868
	Liabilities, plus cash and other assets—(1.3)%		(28,199)
	Net assets—100.0%		$2,091,669

ADR = American Depository Receipt

* = Non-income producing security

† = U.S. listed foreign security

See accompanying Notes to Financial Statements.

June 30, 2022	William Blair Funds	23

Small Cap Growth Fund

The Small Cap Growth Fund seeks long-term capital appreciation.

AN OVERVIEW FROM THE PORTFOLIO MANAGERS

Ward D. Sexton, CFA Mark C. Thompson, CFA

The William Blair Small Cap Growth Fund (Class N shares) (the “Fund”) posted a 27.96% decrease, net of fees, for the six months ended June 30, 2022. By comparison, the Fund’s benchmark index, the Russell 2000® Growth Index (the “Index”), decreased 29.45%.

The Fund outperformed the Index in the year-to-date period, driven by a combination of style factors and stock-specific dynamics. From a style perspective, our typical valuation sensitivity was a modest tailwind as the more attractively valued stocks in the Index outperformed during the period. From a stock-specific perspective, selection in Information Technology, including our position in Verra Mobility, contributed positively to relative returns. Our top individual contributors included BWX Technologies (Industrials), Gogo (Communication Services), Acadia Healthcare (Health Care) and Mercury Systems (Industrials). Shares of BWX Technologies advanced for the reasons outlined above. Gogo, a provider of telecommunication services to the business aviation market, reported strong earnings results across all important metrics. Conversely, our top individual detractors included Kornit Digital (Industrials), Health Catalyst (Health Care), Codexis (Health Care), Montrose Environmental Group (Industrials) and Overstock.com (Consumer Discretionary). Kornit Digital, a manufacturer of innovative digital textile printers and inks, experienced macro-related headwinds that impacted orders. We liquidated our position in Health Catalyst, a provider of healthcare software solutions, during the period as we believe the market downturn is likely to slow future booking for the company, delaying the path of sustainable profit generation.

Please refer to the U.S. Growth & Core Market Review and Outlook relating to the Fund on page 3.

24	Semiannual Report	June 30, 2022

Small Cap Growth Fund

Performance Highlights (Unaudited)

Average Annual Total Returns through 6/30/2022
	Year to Date	1 Year	3 Year	5 Year	10 Year	Since Inception(a)
Class N	(27.96)%	(27.92)%	4.95%	8.11%	12.63%	—%
Class I	(27.88)	(27.74)	5.21	8.39	12.91	—
Class R6	(27.85)	(27.68)	5.29	—	—	4.96
Russell 2000® Growth Index	(29.45)	(33.43)	1.40	4.80	9.30	1.57

(a)	Since inception is for the period from May 2, 2019 (Commencement of Operations) to June 30, 2022.

Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are average annual total returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272, or visit our Web site at www.williamblairfunds.com. Investing in smaller companies involves special risks, including higher volatility and lower liquidity. Smaller capitalization stocks are also more sensitive to purchase/sale transactions and changes in the issuer’s financial condition. From time to time, the investment adviser may waive fees or reimburse expenses for the Fund. Without these waivers/reimbursements, performance would be lower. Class N shares are not subject to a sales load. Class I shares are not subject to a sales load or distribution (Rule 12b-1) fees. Class R6 shares are not subject to a sales load, distribution (Rule 12b-1) fees, or sub-transfer agent fees.

The performance highlights and graph presented above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Russell 2000® Growth Index is an unmanaged composite of the smallest 2000 stocks of the Russell 3000® Growth Index.

This report identifies the Fund’s investments on June 30, 2022. These holdings are subject to change. Not all stocks in the Fund performed the same, nor is there any guarantee that these stocks will perform as well in the future. Market forecasts provided in this report may not necessarily come to pass.

Sector Diversification (Unaudited)

The sector diversification shown is based on the total long-term securities.

June 30, 2022	William Blair Funds	25

Small Cap Growth Fund

Portfolio of Investments, June 30, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks
	Health Care—24.2%
*	Acadia Healthcare Co., Inc.	113,229	$7,658
*	Amicus Therapeutics, Inc.	718,590	7,718
*	Artivion, Inc.	14,550	275
*	Axogen, Inc.	462,234	3,786
	Azenta, Inc.	139,815	10,081
*	Blueprint Medicines Corporation	43,880	2,216
*	Certara, Inc.	315,013	6,760
*	Codexis, Inc.	291,311	3,047
*	Globus Medical, Inc.	74,370	4,175
*	Halozyme Therapeutics, Inc.	198,880	8,751
*	Hanger, Inc.	359,665	5,150
*	HealthEquity, Inc.	111,295	6,832
*	Insmed, Inc.	136,770	2,697
*	Inspire Medical Systems, Inc.	39,040	7,131
*	Ligand Pharmaceuticals, Inc.	80,348	7,169
*	Merit Medical Systems, Inc.	175,520	9,525
	Owens & Minor, Inc.	175,230	5,511
*	Penumbra, Inc.	39,470	4,915
*	Pulmonx Corporation	197,001	2,900
*	Treace Medical Concepts, Inc.	231,080	3,314
*	Twist Bioscience Corporation	94,366	3,299
*	Veracyte, Inc.	148,450	2,954
*	Vericel Corporation	129,930	3,272
			119,136
	Industrials—21.1%
*	ACV Auctions, Inc.	302,590	1,979
	Albany International Corporation	102,855	8,104
*	Builders FirstSource, Inc.	91,750	4,927
	BWX Technologies, Inc.	234,209	12,903
*	Casella Waste Systems, Inc.	137,620	10,002
	Douglas Dynamics, Inc.	169,843	4,881
*	Ducommun, Inc.	147,682	6,356
*	Energy Recovery, Inc.	372,116	7,227
*	IAA, Inc.	55,849	1,830
*	Kornit Digital, Ltd.†	87,190	2,764
	Lincoln Electric Holdings, Inc.	50,720	6,257
	Luxfer Holdings plc†	482,386	7,294
*	Mercury Systems, Inc.	147,476	9,487
*	Montrose Environmental Group, Inc.	172,978	5,840
*	Stem, Inc.	482,466	3,454
	The Brink’s Co.	174,236	10,578
			103,883
	Information Technology—19.6%
*	Alarm.com Holdings, Inc.	97,160	6,010
	American Software, Inc.	271,250	4,383
*	BTRS Holdings, Inc.	344,190	1,714
	Computer Services, Inc.	110,579	4,087
*	Coupa Software, Inc.	77,220	4,409
*	Euronet Worldwide, Inc.	59,830	6,018
*	Grid Dynamics Holdings, Inc.	295,928	4,978
*	Novanta, Inc.†	38,750	4,699
*	PagerDuty, Inc.	162,410	4,025

	Issuer	Shares	Value

	Common Stocks—(continued)
	Information Technology—(continued)
*	PDF Solutions, Inc.	223,787	$4,814
	Power Integrations, Inc.	57,270	4,296
*	PROS Holdings, Inc.	190,330	4,992
*	Pure Storage, Inc.	187,166	4,812
*	SiTime Corporation	29,575	4,822
*	Upland Software, Inc.	107,526	1,561
*	Varonis Systems, Inc.	189,960	5,570
*	Verra Mobility Corporation	714,459	11,224
*	Vertex, Inc.	331,019	3,751
*	WNS Holdings, Ltd.—ADR	92,312	6,890
*	Workiva, Inc.	53,850	3,554
			96,609
	Consumer Discretionary—9.3%
*	Boot Barn Holdings, Inc.	49,174	3,389
*	Fox Factory Holding Corporation	52,430	4,223
*	National Vision Holdings, Inc.	293,478	8,071
*	Overstock.com, Inc.	229,650	5,743
*	Revolve Group, Inc.	166,227	4,307
*	Rush Street Interactive, Inc.	394,340	1,841
*	Skyline Champion Corporation	159,270	7,553
	The Cheesecake Factory, Inc.	200,590	5,300
	Winmark Corporation	27,920	5,460
			45,887
	Energy—7.6%
	Cameco Corporation	468,140	9,840
	ChampionX Corporation	168,960	3,354
*	Denbury, Inc.	91,609	5,496
*	Green Plains, Inc.	185,462	5,039
*	TechnipFMC plc†	1,061,880	7,146
	Whitecap Resources, Inc.	910,920	6,349
			37,224
	Consumer Staples—4.6%
*	Celsius Holdings, Inc.	78,360	5,114
*	Performance Food Group Co.	160,700	7,389
*	The Beauty Health Co.	551,360	7,090
*	Vital Farms, Inc.	341,910	2,992
			22,585
	Communication Services—3.6%
*	Gogo, Inc.	266,120	4,308
*	QuinStreet, Inc.	264,155	2,657
*	Ziff Davis Inc	85,503	6,373
*	ZipRecruiter, Inc.	286,350	4,244
			17,582
	Materials—2.9%
	Ardagh Metal Packaging S.A.†	696,080	4,246
*	Century Aluminum Co.	231,930	1,709
	Orion Engineered Carbons S.A.†	521,187	8,094
			14,049

See accompanying Notes to Financial Statements.

26	Semiannual Report	June 30, 2022

Small Cap Growth Fund

Portfolio of Investments, June 30, 2022 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value

Common Stocks—(continued)
Real Estate—2.6%
Colliers International Group, Inc.	52,228	$5,730
FirstService Corporation	59,697	7,235
		12,965
Financials—2.0%
PacWest Bancorp	181,500	4,839
Wintrust Financial Corporation	61,540	4,932
		9,771
Total Common Stocks—97.5% (cost $499,005)		479,691

Repurchase Agreement
Fixed Income Clearing Corporation, 0.240% dated 6/30/22, due 7/1/22, repurchase price $12,729, collateralized by U.S. Treasury Note, 1.625%, due 05/15/31, valued at $12,984	$12,729	12,729
Total Repurchase Agreement—2.6% (cost $12,729)		12,729
Total Investments—100.1% (cost $511,734)		492,420
Liabilities, plus cash and other assets—(0.1)%		(528)
Net assets—100.0%		$491,892

ADR = American Depository Receipt

* = Non-income producing security

† = U.S. listed foreign security

See accompanying Notes to Financial Statements.

June 30, 2022	William Blair Funds	27

Small Cap Value Fund

The Small Cap Value Fund seeks long-term capital appreciation.

AN OVERVIEW FROM THE PORTFOLIO MANAGERS

William Heaphy, CFA Gary Merwitz

The William Blair Small Cap Value Fund (Class N shares) (the “Fund”) posted a 15.37% decrease, net of fees, for the six months ended June 30, 2022. By comparison, the Fund’s benchmark index, the Russell 2000® Value Index (the “Index”), decreased 17.31%.

The Fund’s relative outperformance was driven by the combination of stock selection and style observations during the period. From a style perspective, the value indices have continued to witness a pronounced shift in investor preference for higher quality stocks with cheaper valuations which provided the Fund with a tailwind in the first half of 2022 despite a difficult equity market. At the sector level, the Fund’s Health Care holdings were the largest contributor to relative performance in the first half of 2022. A lack of exposure to the biotechnology subsector was a major contributor to this result, but several of the Fund’s Health Care holdings posted impressive returns, including health care supplier Lantheus Holdings. The Fund also benefitted from substantial outperformance from its Materials sector investments, which declined a modest 8.7% for the first half of 2022 versus a much larger 20.4% fall for the Index constituents. Much of this outperformance came from our industrial packaging companies which gained 9.9% collectively. These companies have reported solid earnings as their strong pricing power has allowed them to maintain margins in the current inflationary environment. The Fund also benefitted from very little exposure to commodity metals and chemical companies that struggled late in the second quarter as fears of weakening global growth increased.

On the negative side, the Fund’s Energy sector holdings struggled during the first half of 2022 to keep pace with the Index constituents. The Fund was significantly underweight Energy shares in the first half of the year, which was a large drag on relative performance as oil and natural gas prices spiked. However, this trend reversed abruptly in the last two weeks of June when commodities plunged. While the Fund’s holdings in exploration and production stocks held up relative to the Index, the Fund’s Energy equipment and services companies holdings underperformed. The Fund’s exposure to companies serving the offshore drilling market was the cause of this relative underperformance as the market favored companies benefitting from the increase in onshore shale drilling which is ramping up faster. An underweight position to the richly valued yet defensive Utilities sector also detracted from relative performance for the first half of 2022.

Please refer to the U.S. Value Market Review and Outlook relating to the Fund on page 4.

28	Semiannual Report	June 30, 2022

Small Cap Value Fund

Performance Highlights (Unaudited)

Average Annual Total Returns through 6/30/2022

	Year to Date	1 Year	3 Year	5 Year	10 Year	Since Inception(a)
Class N	(15.37)%	—%	—%	—%	—%	(8.10)%
Class I	(15.25)	(12.36)	6.64	6.22	10.35	—
Class R6	(15.19)	—	—	—	—	(7.75)
Russell 2000® Value Index	(17.31)	(16.28)	6.18	4.89	9.05	(11.20)

(a)	Since inception is for the period from July 17, 2021 (Commencement of Operations) to June 30, 2022.

Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are average annual total returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272, or visit our Web site at www.williamblairfunds.com. Investing in smaller companies involves special risks, including higher volatility and lower liquidity. Smaller capitalization stocks are also more sensitive to purchase/sale transactions and changes in the issuer’s financial condition. From time to time, the investment adviser may waive fees or reimburse expenses for the Fund. Without these waivers/reimbursements, performance would be lower. Class N shares are not subject to a sales load. Class I shares are not subject to a sales load or distribution (Rule 12b-1) fees. Class R6 shares are not subject to a sales load, distribution (Rule 12b-1) fees, or sub-transfer agent fees.

The performance highlights and graph presented above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Russell 2000® Value Index consists of small-capitalization companies with below average price-to-book ratios and forecasted growth rates.

This report identifies the Fund’s investments on June 30, 2022. These holdings are subject to change. Not all stocks in the Fund performed the same, nor is there any guarantee that these stocks will perform as well in the future. Market forecasts provided in this report may not necessarily come to pass.

Sector Diversification (Unaudited)

The sector diversification shown is based on the total long-term securities.

June 30, 2022	William Blair Funds	29

Small Cap Value Fund

Portfolio of Investments, June 30, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks
	Financials—22.5%
	Ameris Bancorp	343,335	$13,795
	Argo Group International Holdings, Ltd.†	351,322	12,950
	Atlantic Union Bankshares Corporation	402,084	13,639
	Banc of California, Inc.	808,956	14,254
	Berkshire Hills Bancorp, Inc.	523,377	12,964
	Brightsphere Investment Group, Inc.	520,792	9,379
	Compass Diversified Holdings	634,471	13,590
	ConnectOne Bancorp, Inc.	453,352	11,084
	Dime Community Bancshares, Inc.	462,010	13,699
	Eastern Bankshares, Inc.	812,761	15,004
	Enterprise Financial Services Corporation	304,714	12,646
	First Bancorp	289,892	10,117
	First Merchants Corporation	360,059	12,825
	MGIC Investment Corporation	1,023,594	12,897
	Old National Bancorp	902,500	13,348
	Pacific Premier Bancorp, Inc.	377,703	11,044
	PJT Partners, Inc.	48,054	3,377
*	PRA Group, Inc.	415,499	15,108
	Seacoast Banking Corporation of Florida	423,059	13,978
	Simmons First National Corporation	561,718	11,942
*	Texas Capital Bancshares, Inc.	280,316	14,756
	Veritex Holdings, Inc.	367,303	10,747
	Washington Federal, Inc.	404,625	12,147
			285,290
	Industrials—21.2%
	ABM Industries, Inc.	354,422	15,389
	Albany International Corporation	188,092	14,820
	Armstrong World Industries, Inc.	167,907	12,586
	Astec Industries, Inc.	130,276	5,313
	Brady Corporation	295,410	13,955
*	CBIZ, Inc.	410,610	16,408
	Deluxe Corporation	451,594	9,786
	Federal Signal Corporation	428,830	15,266
	GrafTech International, Ltd.	1,335,219	9,440
	Granite Construction, Inc.	386,154	11,252
*	Great Lakes Dredge & Dock Corporation	1,055,725	13,840
*	Harsco Corporation	770,106	5,475
	Hillenbrand, Inc.	328,532	13,457
	*Hub Group, Inc.	226,033	16,035
	ICF International, Inc.	85,811	8,152
	Kaman Corporation	139,735	4,367
*	KAR Auction Services, Inc.	624,627	9,226
	Marten Transport, Ltd.	670,508	11,278
	MillerKnoll, Inc.	484,618	12,731
	Mueller Water Products, Inc.	544,854	6,391
*	PGT Innovations, Inc.	619,045	10,301
*	SP Plus Corporation	344,364	10,579
	Terex Corporation	413,183	11,309
	Werner Enterprises, Inc.	304,949	11,753
			269,109

	Issuer	Shares	Value

	Common Stocks—(continued)
	Information Technology—12.9%
	Advanced Energy Industries, Inc.	122,745	$8,958
	AudioCodes, Ltd.†	455,159	10,032
	Belden, Inc.	376,327	20,047
*	Cognyte Software, Ltd.†	1,192,969	5,070
*	Conduent, Inc.	2,386,136	10,308
	CSG Systems International, Inc.	217,897	13,004
*	Knowles Corporation	739,830	12,821
	Kulicke & Soffa Industries, Inc.	234,682	10,047
	Maximus, Inc.	189,302	11,833
	Methode Electronics, Inc.	376,698	13,953
*	NetScout Systems, Inc.	496,661	16,812
*	Plexus Corporation	179,116	14,061
	Progress Software Corporation	359,192	16,271
			163,217
	Consumer Discretionary—11.7%
*	Adient plc†	326,970	9,688
	Bloomin’ Brands, Inc.	688,405	11,441
	Carter’s, Inc.	171,094	12,059
	Cracker Barrel Old Country Store, Inc.	97,028	8,101
	Designer Brands, Inc.	809,445	10,572
*	El Pollo Loco Holdings, Inc.	621,574	6,116
	La-Z-Boy, Inc.	527,163	12,499
	Oxford Industries, Inc.	159,638	14,166
	Standard Motor Products, Inc.	411,785	18,526
*	Taylor Morrison Home Corporation	424,275	9,911
*	Tri Pointe Homes, Inc.	539,176	9,096
*	Universal Electronics, Inc.	237,226	6,066
*	Urban Outfitters, Inc.	480,239	8,961
	Winnebago Industries, Inc.	219,195	10,644
			147,846
	Real Estate—6.2%
	Brandywine Realty Trust	720,012	6,941
	CareTrust REIT, Inc.	210,636	3,884
	CatchMark Timber Trust, Inc.	194,326	1,955
	Empire State Realty Trust, Inc.	1,258,988	8,851
	Four Corners Property Trust, Inc.	404,189	10,747
	Kite Realty Group Trust	874,358	15,118
	Pebblebrook Hotel Trust	629,135	10,425
*	Sunstone Hotel Investors, Inc.	1,047,178	10,388
	UMH Properties, Inc.	612,875	10,823
			79,132
	Materials—6.1%
	Greif, Inc.	226,544	14,132
	Kaiser Aluminum Corporation	146,357	11,575
	Materion Corporation	200,039	14,749
	Minerals Technologies, Inc.	179,067	10,984
	Myers Industries, Inc.	567,359	12,896
	Orion Engineered Carbons S.A.†	856,092	13,295
			77,631

See accompanying Notes to Financial Statements.

30	Semiannual Report	June 30, 2022

Small Cap Value Fund

Portfolio of Investments, June 30, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value

	Common Stocks—(continued)
	Health Care—5.2%
*	ANI Pharmaceuticals, Inc.	211,822	$6,285
*	Hanger, Inc.	633,700	9,074
*	Lantheus Holdings, Inc.	295,106	19,486
*	ModivCare, Inc.	111,723	9,441
*	NextGen Healthcare, Inc.	410,198	7,154
*	NuVasive, Inc.	52,772	2,594
	Owens & Minor, Inc.	385,997	12,140
			66,174
	Energy—4.9%
*	Dril-Quip, Inc.	426,348	11,000
*	Earthstone Energy, Inc.	596,341	8,140
*	Expro Group Holdings N.V.†	833,906	9,607
	Matador Resources Co.	431,861	20,120
	SM Energy Co.	407,370	13,928
			62,795
	Consumer Staples—4.9%
	Cal-Maine Foods, Inc.	286,258	14,144
*	Central Garden & Pet Co.	277,891	11,119
	Edgewell Personal Care Co.	382,420	13,201
	Spectrum Brands Holdings, Inc.	117,841	9,665
*	TreeHouse Foods, Inc.	331,477	13,862
			61,991
	Utilities—2.2%
	NorthWestern Corporation	240,117	14,150
	Spire, Inc.	178,311	13,261
			27,411
	Communication Services—1.1%
	John Wiley & Sons, Inc.	301,770	14,413
	Total Common Stocks—98.9% (cost $1,300,140)		1,255,009

	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.240% dated 6/30/22, due 7/1/22, repurchase price $9,674, collateralized by U.S. Treasury Note, 1.625%, due 05/15/31, valued at $9,868	$9,674	9,674
	Total Repurchase Agreement—0.8% (cost $9,674)		9,674
	Total Investments—99.7% (cost $1,309,814)		1,264,683
	Cash and other assets, less liabilities—0.3%		4,017
	Net assets—100.0%		$1,268,700

REIT = Real Estate Investment Trust

† = U.S. listed foreign security

* = Non-income producing security

See accompanying Notes to Financial Statements.

June 30, 2022	William Blair Funds	31

Global Markets Review and Outlook

Financial markets remained turbulent through the second quarter of 2022 as heightened inflationary pressures, the prospect for more aggressive interest rate hikes, and the ongoing war in Ukraine continued to weigh on investor sentiment. Global equities declined further (the MSCI ACWI IMI returned -15.83% in the second quarter and -20.44% for the six months ended June 30, 2022, in USD terms). Growth equities continued to underperform value-oriented equities (the MSCI ACWI IMI Growth declined 20.10% for the second quarter and 27.95% for the six months ended June 30, 2022, while the MSCI ACWI IMI Value declined 11.88% for the second quarter and 12.83% for the six months ended June 30, 2022). This was evident from a global sector perspective as Information Technology (-21.67% for the second quarter and -29.8% for the six months ended June 30, 2022, measured by the MSCI AC World IMI) and Consumer Discretionary (-20.09% for the second quarter and -29.38% for the six months ended June 30, 2022, measured by the MSCI AC World IMI) declined while energy stocks continued to stay positive on a year-to-date basis (-5.77% for the second quarter and +15.57% for the six months ended June 30, 2022, measured by the MSCI AC World IMI) on strong crude oil prices. The underperformance of growth equities has been highly correlated to inflationary pressures and rapid increase in interest rates, which has led to significant multiple contraction for growth and long-duration companies in particular.

Developed markets declined (-16.31% for the second quarter and -20.76% for the six months ended June 30, 2022) as measured by the MSCI World IMI. U.S. equities declined (-16.85% for the second quarter and -21.33% for the six months ended June 30, 2022, measured by the MSCI USA IMI) as U.S. yields hit levels that haven’t been seen in nearly a decade. In June, headline inflation surged to 8.6% year-on-year, hitting yet another 40-year high, modestly higher than consensus. The Federal Reserve approved an interest rate increase of 0.75%, noting this type of front-loading rate hikes provides optionality and alluded to a potential 0.50%-0.75% increase in July.

European equities also declined (-15.22% for the second quarter and -21.97% for the six months ended June 30, 2022) as measured by the MSCI Europe IMI. Within the U.K. (-11.88% for the second quarter and -12.91% for the six months ended June 30, 2022, measured by the MSCI United Kingdom IMI), inflation hit a new record in June of 9.1% year-on-year. Similarly, Europe ex-U.K. also declined (-16.32% for the second quarter and -24.72% for the six months ended June 30, 2022, measured by the MSCI Europe ex-U.K. IMI) with intensifying inflation, hawkish interest rate expectations and recessionary fears looming. Growth in Germany and France slowed, and estimates of French, German, and Euro Zone purchasing managers index readings came in weaker than expected in June, further fueling recessionary fears.

Emerging markets declined (-12.10% for the second quarter and -17.94% for the six months ended June 30, 2022 as measured by the MSCI EM IMI) broadly across countries. Chinese equities rallied (+3.28% for the second quarter and -11.46% for the six months ended June 30, 2022, measured by the MSCI China IMI) as COVID lockdowns continued to ease, for the time being, leading to accelerated demand. The prospect of government stimulus to help offset headwinds to growth also bolstered investor sentiment. Nevertheless, the regulatory overhang and heightened geopolitical risks remain in the forefront. Conversely, Latin America returns sharply reversed from the first quarter (-22.42% for the second quarter and -1.99% for the six months ended June 30, 2022, measured by the MSCI EM Latin America IMI) as global inflation takes its toll. Brazil (-25.21% for the second quarter and +0.36% for the six months ended June 30, 2022, measured by the MSCI Brazil IMI) declined amid soaring inflation and the Selic policy rate spiking to 13.25% in June from 2% in early 2021.

Financial markets remained turbulent through the second quarter of 2022 as inflationary pressures, the prospect for more aggressive interest rate hikes and the ongoing war in Ukraine continued to weigh on investor sentiment. Looking to the balance of this year, we expect a number of these macroeconomic and market trends to persist at least for the near future, however we feel the market impacts of these factors are waning and the potential for a deep or prolonged recession is still unlikely.

As we discussed in the prior shareholder report commentary, the previous two years have been unique in many ways. Our assessment of a post-pandemic world has changed based on the implications of Russia’s invasion of Ukraine where the risk of higher prices and lower growth have increased from our original forecasts. We now expect U.S. inflation to peak later this summer and to roll over much more gradually than previously expected. Within Europe, we expect the peak to come later, as compared to the U.S., as energy and commodity prices continue to drive inflation. We also continue to monitor wage growth, which remains a key variable but remains negative in real terms and has not added to inflationary pressure at this point.

We expect growth to continue to slow, settling to levels below our earlier projections. In our view, European growth is most at risk, and will likely be materially lower, approaching zero sequentially as the impacts of the war will limit the European economy’s ability to reach its pre-COVID GDP trajectories this year. Within the U.S., we expect growth to increase +2-3% for the year, but sequential growth will also fall to near-zero. While the probability of a recession will increase, we believe a deep or prolonged recession remains unlikely.

32	Semiannual Report	June 30, 2022

Global Markets Review and Outlook

The rising rate and strong dollar backdrop can be problematic for emerging markets, but every cycle is unique, and our outlook remains region and country specific. The major Latin America and the Middle East countries are actually well-positioned for the environment in our view. In Asia, India may be more vulnerable given their commodity dependence, and generally high market valuation. We have begun to see some easing of the COVID lockdowns in China that will likely lead to accelerating demand, however the low vaccination rate amongst the older population and potential for a resurgence and its effect on growth remains in the forefront. The regulatory overhang and heightened geopolitical risks continue to weigh on sentiment, though the recent regulatory cycle has peaked. Conversely, we think the government’s focus on stable economic growth will lead to moderate fiscal stimulus and potential for monetary easing, in stark contrast to many other major countries. Valuations in China appear far more attractive.

Corporate earnings growth, especially outside the U.S., is widely expected to decelerate throughout much of 2022, yet we have seen very few negative revisions. Given the persistent inflation and macro-economic uncertainty, we expect that to change with second quarter corporate reports and the related outlook commentary for the balance of the year. While some of that expected deceleration has been reflected in multiple contraction, negative earnings revisions may continue to put further downward pressure on multiples.

We’ve created a framework that combines the growth and inflation influences with corporate profit growth and stock valuations so we can understand portfolio positioning and risks. While our base case is that we avoid a deep recession and inflation ultimately proves manageable, we are broadening out the growth and valuation profiles of our strategies to create more balance in this time of economic uncertainty.

For at least the balance of this year, we will focus our research on companies that can manage input costs and pricing power, protecting their growth and margins. Higher quality companies should be able to demonstrate their leadership, and with the valuation contraction of quality, we think this will be fruitful for us. Markets are likely to focus on visibility of growth, relative changes to growth rates, and lower duration equities.

Longer term, we believe the outlook for equity investing may be shifting as well, with increased risk that the growth, inflation, and interest rate environment may be different than what we have experienced in the recent past. Thus, the backdrop for growth equities and risk assets may continue to be under some pressure.

While the foregoing may seem to present a style headwind, we will continue to focus on innovation and disruption, which has arguably accelerated, and our unique approach as equity investors. We have continued to see a dynamic shifting of corporate winners and losers. We believe the durability or improvements in corporate competitive advantage remain underappreciated. While the precise value of those anticipated advantages will need to be recalibrated slightly, we believe that our continued understanding of companies that have differentiated, durable competitive advantages will remain integral to our growth investment strategy.

We continue to see the ongoing shift towards digitalization across myriad industries, particularly accelerating in the industrial side of the economy. We reflect on what 4G did for the consumer side of the economy, and what 5G could do for industrials, healthcare, and other sectors.

In addition, in the last decade we have seen a unique concentration of winners, both within entire industries as well as individual companies. We think this may be at risk of shifting back into something more balanced, similar to what we have seen in decades prior. We are also interested in industries that fit into this notion of a shifting opportunity set, including those that have not experienced much growth recently but could benefit from the environment we are likely to be in. Examples may include banks and natural resource companies in different parts of the world.

Last, we believe we have the advantage of breadth. Our investment eligibility list has always been inclusive of high-quality, high-return companies with varying growth rates across several industries and countries. We expect to identify similarly diverse growth opportunities in the future.

June 30, 2022	William Blair Funds	33

Global Leaders Fund

The Global Leaders Fund seeks long-term capital appreciation.

AN OVERVIEW FROM THE PORTFOLIO MANAGERS

Andrew G. Flynn, CFA Kenneth J. McAtamney Hugo Scott-Gall

The William Blair Global Leaders Fund (Class N shares) (the “Fund”) posted a 30.99% decrease, net of fees, for the six months ended June 30, 2022. By comparison, the Fund’s benchmark index, the MSCI All Country World IMI (net) (the “Index”), decreased 20.44%.

Underperformance versus the Index was largely due to style headwinds amid strong outperformance of low-valuation stocks.

From an attribution perspective, stock selection was weak across most sectors, especially Health Care and Industrials.

Within Health Care, Align Technology (“Align”), the maker of Invisalign clear aligners for the orthodontics market, weighed on relative performance. Align is the technology leader in the orthodontics space, with a strong track record of innovation in clear aligners and the digital orthodontics ecosystem such as intraoral scanners. Since Align’s U.S. patent expirations in 2017-2018, competition from traditional orthodontic players has only reinforced the company’s long-standing claim that clear aligners are a highly effective way of treating malocclusion for mild, moderate, and complex cases. As a result, the adoption of clear aligners is accelerating and appears to be nearing an inflection point. The share price came under pressure after the company reported first quarter results below expectations, primarily driven by lockdowns in China, waning consumer confidence driven by increasing inflationary pressures and supply chain disruptions, and the military conflict in Ukraine and resulting fallout across Europe.

An overweight allocation and weaker stock selection within Information Technology also hampered performance. Within Information Technology, Infineon Technologies (“Infineon”), a leading semiconductor company based in Germany, hampered relative performance. Infineon is a leader in structural opportunities in automotive and power markets. We believe that this should continue to enable superior growth driven by content gains and supportive regulation. Despite solid quarterly earnings, Infineon’s share price softened alongside semiconductor peers as a part of the broad style rotation early in the period. Management also reiterated that supply constraints continue to limit overall growth, but shortages have started to ease.

Partially offsetting these effects was the benefit of underweighting within Communication Services and overweighting within Health Care. Positive stock selection within the specialty retail industry within Consumer Discretionary was primarily driven by Ulta Beauty. We believe that Ulta Beauty is well-positioned to expand share in the structurally attractive beauty category, benefiting from strong customer engagement due to its well-managed loyalty program, a continued shift away from department stores, and an expanding portfolio of products, including a higher mix of more profitable prestige brands and skincare products. The company has strong digital capabilities, coupled with an attractive retail experience that continues to drive in-store traffic, making Ulta Beauty’s business more defensible against disruption from online competitors. The share price strengthened on strong fourth-quarter results as top-line growth was primarily driven by better-than-expected holiday sales and a rational promotional environment.

From a regional perspective, overweighting within Developed Asia ex-Japan was also beneficial, especially given strength from AIA. AIA is the leading life insurer across Asia ex-Japan. We believe it should continue to benefit from strong secular growth as a result of rising affluence, low insurance penetration, and favorable demographics given its strong brand and distribution. AIA is also a key beneficiary of China’s liberalization of the life insurance industry. Its competitive advantages include business process (strong underwriting), brand distinction (well-known, established in Shanghai in 1919), and culture. Eased border restrictions with Hong Kong and a broader reopening within China, increasing U.S. yields, and rising awareness of the value of insurance protection post-pandemic position AIA as a strong recovery opportunity.

Please refer to the Global Markets Review and Outlook relating to the Fund beginning on page 32.

34	Semiannual Report	June 30, 2022

Global Leaders Fund

Performance Highlights (Unaudited)

Average Annual Total Returns through 6/30/2022

	Year to Date	1 Year	3 Year	5 Year	10 Year	Since Inception(a)
Class N	(30.99)%	(27.40)%	4.87%	7.87%	8.79%	—%
Class I	(30.86)	(27.22)	5.12	8.15	9.09	—
Class R6	(30.83)	(27.15)	5.21	8.23	—	8.72
MSCI ACW IMI (net)	(20.44)	(16.52)	5.98	6.70	8.71	8.02

(a)	Since inception is for the period from December 19, 2012 (Commencement of Operations) to June 30, 2022.

Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are average annual total returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272, or visit our Web site at www.williamblairfunds.com. Investing in smaller and medium capitalization companies involves special risks, including higher volatility and lower liquidity. Smaller and medium capitalization stocks are also more sensitive to purchase/sale transactions and changes in the issuer’s financial condition. International investing involves special risk considerations, including currency fluctuations, lower liquidity, economic and political risk. From time to time, the investment adviser may waive fees or reimburse expenses for the Fund. Without these waivers/reimbursements, performance would be lower. Class N shares are not subject to a sales load. Class I shares are not subject to a sales load or distribution (Rule 12b-1) fees. Class R6 shares are not subject to a sales load, distribution (Rule 12b-1) fees, or sub-transfer agent fees.

The performance highlights and graph presented above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Morgan Stanley Capital International (MSCI) All Country World (ACW) Investable Market Index (IMI) (net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market of developed and emerging markets. This index approximates the minimum possible dividend reinvestment by deducting for the highest possible withholding tax rates of those markets.

This report identifies the Fund’s investments on June 30, 2022. These holdings are subject to change. Not all stocks in the Fund performed the same, nor is there any guarantee that these stocks will perform as well in the future. Market forecasts provided in this report may not necessarily come to pass.

Sector Diversification (Unaudited)

The sector diversification shown is based on the total long-term securities.

June 30, 2022	William Blair Funds	35

Global Leaders Fund

Portfolio of Investments, June 30, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Western Hemisphere—52.9%
	Canada—1.3%
*	Lululemon Athletica, Inc. (Textiles, apparel & luxury goods)	4,655	$1,269
	United States—51.6%
*	Adobe, Inc. (Software)	2,977	1,090
*	Align Technology, Inc. (Health care equipment & supplies)	2,080	492
*	Alphabet, Inc. Class “A” (Interactive Media & Services)	1,485	3,236
*	Amazon.com, Inc. (Internet & direct marketing retail)	22,947	2,437
*	Autodesk, Inc. (Software)	6,634	1,141
	BlackRock, Inc. (Capital markets)	2,147	1,308
*	Charles River Laboratories International, Inc. (Life sciences tools & services)	6,287	1,345
*	CoStar Group, Inc. (Professional services)	18,729	1,131
	Ecolab, Inc. (Chemicals)	5,115	786
*	Edwards Lifesciences Corporation (Health care equipment & supplies)	14,272	1,357
	Fidelity National Information Services, Inc. (IT services)	7,078	649
*	IDEXX Laboratories, Inc. (Health care equipment & supplies)	2,960	1,038
	Intercontinental Exchange, Inc. (Capital markets)	13,852	1,303
*	Intuitive Surgical, Inc. (Health care equipment & supplies)	4,609	925
	Mastercard, Inc. Class “A” (IT services)	9,661	3,048
*	Meta Platforms, Inc. Class “A” (Interactive Media & Services)	9,369	1,511
	Microsoft Corporation (Software)	13,696	3,518
	NextEra Energy, Inc. (Electric utilities)	18,002	1,394
	NIKE, Inc. Class “B” (Textiles, apparel & luxury goods)	13,268	1,356
*	PayPal Holdings, Inc. (IT services)	9,711	678
	Prologis, Inc. (Equity REIT)	5,941	699
	Roper Technologies, Inc. (Industrial conglomerates)	3,184	1,257
*	salesforce.com, Inc. (Software)	13,048	2,153
*	SVB Financial Group (Banks)	2,095	827
*	Synopsys, Inc. (Software)	5,697	1,730
	The Estee Lauder Cos., Inc. Class “A” (Personal products)	5,543	1,412
	Thermo Fisher Scientific, Inc. (Life sciences tools & services)	3,615	1,964
*	Ulta Beauty, Inc. (Specialty retail)	5,195	2,003
	Union Pacific Corporation (Road & rail)	9,099	1,941
	UnitedHealth Group, Inc. (Health care providers & services)	4,529	2,326
*	Veeva Systems, Inc. Class “A” (Health care technology)	2,813	557
*	Workday, Inc. Class “A” (Software)	8,433	1,177
	Zoetis, Inc. (Pharmaceuticals)	8,265	1,421
			49,210

	Issuer	Shares	Value

	Common Stocks—(continued)

	Europe—23.9%
	Denmark—3.6%
	DSV A/S (Air freight & logistics)	9,298	$1,298
	Novo Nordisk A/S Class “B” (Pharmaceuticals)	19,755	2,191
			3,489
	France—4.6%
	Airbus SE (Aerospace & defense)	28,013	2,714
	LVMH Moet Hennessy Louis Vuitton SE (Textiles, apparel & luxury goods)	2,780	1,695
			4,409
	Germany—3.9%
	Infineon Technologies AG (Semiconductors & semiconductor equipment)	60,934	1,475
	MTU Aero Engines AG (Aerospace & defense)	9,719	1,769
	Rational AG (Machinery)	828	481
			3,725
	Ireland—2.3%
*	Aptiv plc (Auto components)†	14,625	1,303
*	Ryanair Holdings plc—ADR (Airlines)	12,936	870
			2,173
	Netherlands—1.5%
*	Adyen N.V. (IT services)	979	1,424
	Sweden—5.3%
	Atlas Copco AB Class “A” (Machinery)	150,335	1,404
	Evolution AB (Hotels, restaurants & leisure)	11,302	1,028
	Hexagon AB Class “B” (Electronic equipment, instruments & components)	182,833	1,899
	Indutrade AB (Machinery)	38,908	709
			5,040
	Switzerland—2.7%
	Lonza Group AG (Life sciences tools & services)	2,605	1,389
	Partners Group Holding AG (Capital markets)	1,322	1,191
			2,580

	Asia—6.1%
	Australia—3.8%
	Aristocrat Leisure, Ltd. (Hotels, restaurants & leisure)	62,789	1,490
*	Atlassian Corporation plc Class “A” (Software)†	5,688	1,066
	CSL, Ltd. (Biotechnology)	5,957	1,106
			3,662
	Hong Kong—1.8%
	AIA Group, Ltd. (Insurance)	157,200	1,704
	New Zealand—0.5%
	Fisher & Paykel Healthcare Corp., Ltd. (Health care equipment & supplies)	41,225	515

See accompanying Notes to Financial Statements.

36	Semiannual Report	June 30, 2022

Global Leaders Fund

Portfolio of Investments, June 30, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Emerging Asia—5.5%
	India—3.4%
	HDFC Bank, Ltd.—ADR (Banks)	26,158	$1,438
*	Reliance Industries, Ltd. (Oil, gas & consumable fuels)	53,534	1,755
			3,193
	Taiwan—2.1%
	Taiwan Semiconductor Manufacturing Co., Ltd.—ADR (Semiconductors & semiconductor equipment)	24,974	2,041

	United Kingdom—5.2%
	Compass Group plc (Hotels, restaurants & leisure)	120,275	2,460
	Experian plc (Professional services)	38,552	1,129
	Halma plc (Electronic equipment, instruments & components)	14,530	355
	Rentokil Initial plc (Commercial services & supplies)	179,934	1,040
			4,984

	Japan—3.0%
	Daikin Industries, Ltd. (Building products)	7,400	1,187
	Keyence Corporation (Electronic equipment, instruments & components)	3,200	1,094
	Nihon M&A Center Holdings, Inc. (Professional services)	53,900	573
			2,854

	Emerging Latin America—1.5%
	Argentina—1.5%
*	Globant S.A. (IT services)†	5,343	930
*	MercadoLibre, Inc. (Internet & direct marketing retail)	742	472
			1,402
	Total Common Stocks—98.1% (cost $70,474)		93,674

Issuer	Principal Amount	Value

Repurchase Agreement
Fixed Income Clearing Corporation, 0.240% dated 6/30/22, due 7/1/22, repurchase price $630, collateralized by U.S. Treasury Note, 1.625%, due 05/15/31, valued at $643	$630	$630
Total Repurchase Agreement—0.7% (cost $630)		630
Total Investments—98.8% (cost $71,104)		94,304
Cash and other assets, less liabilities—1.2%		1,129
Net assets—100.0%		$95,433

ADR = American Depository Receipt

REIT = Real Estate Investment Trust

* = Non-income producing security

† = U.S. listed foreign security

At June 30, 2022, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Information Technology	28.6%
Health Care	17.7%
Industrials	17.3%
Consumer Discretionary	16.6%
Financials	8.3%
Communication Services	5.1%
Energy	1.9%
Consumer Staples	1.5%
Utilities	1.5%
Materials	0.8%
Real Estate	0.7%
Total	100.0%

At June 30, 2022, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

U.S. Dollar	62.6%
Euro	10.2%
Swedish Krona	5.4%
British Pound Sterling	5.3%
Danish Krone	3.7%
Japanese Yen	3.0%
Australian Dollar	2.8%
Swiss Franc	2.8%
Indian Rupee	1.9%
Hong Kong Dollar	1.8%
All Other Currencies	0.5%
Total	100.0%

See accompanying Notes to Financial Statements.

June 30, 2022	William Blair Funds	37

International Leaders Fund

The International Leaders Fund seeks long-term capital appreciation.

AN OVERVIEW FROM THE PORTFOLIO MANAGERS

Simon Fennell Kenneth J. McAtamney Alaina Anderson, CFA

The William Blair International Leaders Fund (Class N shares) (the “Fund”) posted a 31.18% decrease, net of fees, for the six months ended June 30, 2022. By comparison, the Fund’s benchmark index, the MSCI All Country World ex-U.S. IMI (net) (the “Index”), decreased 19.08%.

Underperformance versus the Index was primarily driven by negative stock selection across most sectors. The Industrials and Health Care sectors were the largest sources of relative returns.

Within the Industrials sector, Kingspan and Ashtead were the largest sources of underperformance. Kingspan is a leading building materials company that has developed a differentiated technology within insulated panels. We believe it should continue to gain market share globally given the strong value proposition it offers customers. The primary advantage of its insulation products is energy efficiency, improved durability, reduced maintenance costs, and faster construction times. We expect that these “green” products also stand to benefit from existing and future legislation from nations looking to reduce their carbon footprint. While recent results were strong, with revenue up 48% year-over-year and ahead of consensus, the company signaled a slowdown in orders amid economic weakness. Kingspan was one of the top-performing stocks in our portfolio last year, and we trimmed back the position prior to the deterioration in outlook. With a P/E multiple of 16 times, the company is trading near decade-low multiples.

Ashtead, which operates under the Sunbelt brand, rents a broad range of construction and industrial equipment from general tools to specialty equipment. The rental business is simple, with the rental provider offering customers homogenous products. While simplistic, Ashtead has the key benefit of scale in a largely fragmented market. The benefits of scale are significant. Ashtead is able to buy equipment cheaper than the competition, it has a large and well-invested fleet to meet customer needs, and it has a wide-reaching and growing distribution network, ensuring that equipment is closer to the customer. These advantages have driven growth in cash flow, in turn driving further investment that has resulted in share gains and greater scale. The company’s recent results were above consensus, with rental revenue up 22%. Despite these results, the stock is down year-to-date as valuations have compressed.

Within the Health Care sector, Lonza was the largest detractor to performance. Lonza is a leader in custom manufacturing of biopharmaceuticals and specialty ingredients. It is a premier contract development and manufacturing company with technical expertise in biologics, high-potency active pharma ingredients, and cell and gene therapies. As a preferred global partner to the biopharma industry, Lonza has enduring relationships that span the lifecycle of its partners’ portfolios of pharmaceuticals. It has a pipeline of more than 800 drugs and in our view is well positioned to sustainably grow faster than the industry. Demand remains strong. The level of cash on hand at biotech companies is expected to be very robust for the next two to three years, and the company’s pipeline is tilted toward later stages of development. We trimmed the position in the second quarter at higher levels, and despite strong corporate performance, the Stock declined as valuations have compressed.

Straumann, the global leader in esthetic dentistry, also detracted from performance. The categories that the company participates in–implants, clear aligners, and digital dentistry–are growing well above global dental market rates. Straumann is more than just a products company. As a total solution provider, it offers training, support, and a wide range of services to the dental industry all over the world. In addition, the company is investing in technology and expanding capacity to make clear aligners a second long-term growth pillar. Straumann was the best performing stock in our portfolio last year, and we trimmed the position earlier this year. Recent results have been strong, with revenue up 27% in the second quarter. Despite those results, the stock declined as valuations have compressed.

Partially offsetting these effects was an underweight to the Consumer Discretionary, an underweight to Emerging Middle East and Africa, and an overweight to U.K.

Please refer to the Global Markets Review and Outlook relating to the Fund beginning on page 32.

38	Semiannual Report	June 30, 2022

International Leaders Fund

Performance Highlights (Unaudited)

Average Annual Total Returns through 6/30/2022

	Year to Date	1 Year	3 Year	5 Year	Since Inception
Class N(a)	(31.18)%	(28.77)%	1.42%	4.32%	6.73%
Class I(a)	(31.09)	(28.59)	1.67	4.58	7.00
MSCI ACW ex-U.S. IMI (net)(a)	(19.08)	(19.86)	1.55	2.50	4.60
Class R6(b)	(31.09)	(28.59)	1.71	4.64	6.99
MSCI ACW ex-U.S. IMI (net)(b)	(19.08)	(19.86)	1.55	2.50	4.30

(a)	Since inception is for the period from August 16, 2012 (Commencement of Operations) to June 30, 2022.
(b)	Since inception is for the period from November 2, 2012 (Commencement of Operations) to June 30, 2022.

Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are average annual total returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272, or visit our Web site at www.williamblairfunds.com. Investing in smaller and medium capitalization companies involves special risks, including higher volatility and lower liquidity. Smaller and medium capitalization stocks are also more sensitive to purchase/sale transactions and changes in the issuer’s financial condition. International investing involves special risk considerations, including currency fluctuations, lower liquidity, economic and political risk. From time to time the investment adviser may waive fees or reimburse expenses for the Fund. Without these waivers/reimbursements, performance would be lower. Class N shares are not subject to a sales load. Class I shares are not subject to a sales load or distribution (Rule 12b-1) fees. Class R6 shares are not subject to a sales load, distribution (Rule 12b-1) fees, or sub-transfer agent fees.

The performance highlights presented above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Morgan Stanley Capital International (MSCI) All Country World (ACW) ex-U.S. Investable Market Index (IMI) (net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the United States. This index approximates the minimum possible dividend reinvestment by deducting for the highest possible withholding tax rates of those markets.

This report identifies the Fund’s investments on June 30, 2022. These holdings are subject to change. Not all stocks in the Fund performed the same, nor is there any guarantee that these stocks will perform as well in the future. Market forecasts provided in this report may not necessarily come to pass.

Sector Diversification (Unaudited)

The sector diversification shown is based on the total long-term securities.

June 30, 2022	William Blair Funds	39

International Leaders Fund

Portfolio of Investments, June 30, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Europe—49.9%
	Belgium—1.4%
	KBC Group N.V. (Banks)	242,949	$13,631
	Denmark—7.3%
	Chr Hansen Holding A/S (Chemicals)	188,637	13,730
	Coloplast A/S Class “B” (Health care equipment & supplies)	79,093	9,008
	DSV A/S (Air freight & logistics)	88,698	12,387
	Novo Nordisk A/S Class “B” (Pharmaceuticals)	199,382	22,114
	Orsted A/S (Electric utilities)	134,574	14,067
			71,306
	Finland—1.4%
	Neste Oyj (Oil, gas & consumable fuels)	309,929	13,719
	France—14.7%
	Airbus SE (Aerospace & defense)	343,671	33,296
	Dassault Systemes SE (Software)	196,643	7,236
	L’Oreal S.A. (Personal products)	37,202	12,838
	LVMH Moet Hennessy Louis Vuitton SE (Textiles, apparel & luxury goods)	40,853	24,904
	Safran S.A. (Aerospace & defense)	259,715	25,641
	Sartorius Stedim Biotech (Life sciences tools & services)	36,962	11,593
	Teleperformance (Professional services)	27,970	8,597
	Vinci S.A. (Construction & engineering)	222,348	19,796
			143,901
	Germany—1.8%
	Infineon Technologies AG (Semiconductors & semiconductor equipment)	529,519	12,813
	Rational AG (Machinery)	8,773	5,098
			17,911
	Ireland—4.8%
*	ICON plc (Life sciences tools & services)†	107,554	23,307
	Kingspan Group plc (Building products)	174,065	10,470
*	Ryanair Holdings plc—ADR (Airlines)	192,919	12,974
			46,751
	Luxembourg—1.2%
	Tenaris S.A. (Energy equipment & services)	918,034	11,804
	Netherlands—3.4%
*	Adyen N.V. (IT services)	10,464	15,221
	ASML Holding N.V. (Semiconductors & semiconductor equipment)	37,699	18,009
			33,230
	Norway—0.5%
	TOMRA Systems ASA (Commercial services & supplies)	284,549	5,278
	Spain—2.7%
*	Amadeus IT Group S.A. (IT services)	471,889	26,289

	Issuer	Shares	Value

	Common Stocks—(continued)

	Europe—(continued)
	Sweden—4.5%
	Atlas Copco AB Class “A” (Machinery)	1,180,537	$11,029
	EQT AB (Capital markets)	243,294	4,980
	Evolution AB (Hotels, restaurants & leisure)	79,684	7,245
	Hexagon AB Class “B” (Electronic equipment, instruments & components)	1,590,645	16,521
	Indutrade AB (Machinery)	247,876	4,520
			44,295
	Switzerland—6.2%
	Lonza Group AG (Life sciences tools & services)	40,341	21,509
	Partners Group Holding AG (Capital markets)	12,694	11,438
	Sika AG (Chemicals)	47,079	10,849
	Straumann Holding AG (Health care equipment & supplies)	141,134	16,950
			60,746

	United Kingdom—18.9%
	Ashtead Group plc (Trading companies & distributors)	254,078	10,636
	AstraZeneca plc (Pharmaceuticals)	204,917	26,940
	Bunzl plc (Trading companies & distributors)	563,822	18,662
	Compass Group plc (Hotels, restaurants & leisure)	1,281,901	26,216
	Diageo plc (Beverages)	435,709	18,725
	Experian plc (Professional services)	463,419	13,573
	Halma plc (Electronic equipment, instruments & components)	212,450	5,196
	Linde plc (Chemicals)†	55,189	15,868
	London Stock Exchange Group plc (Capital markets)	193,164	17,946
	Rentokil Initial plc (Commercial services & supplies)	2,694,314	15,566
	Segro plc (Equity REIT)	775,903	9,226
	Spirax-Sarco Engineering plc (Machinery)	57,199	6,878
			185,432

	Emerging Asia—8.4%
	India—6.4%
	Housing Development Finance Corporation, Ltd. (Thrifts & mortgage finance)	534,819	14,588
	Infosys, Ltd. (IT services)	785,793	14,522
*	Reliance Industries, Ltd. (Oil, gas & consumable fuels)	1,034,874	33,927
			63,037
	Taiwan—2.0%
	Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & semiconductor equipment)	1,203,000	19,259

See accompanying Notes to Financial Statements.

40	Semiannual Report	June 30, 2022

International Leaders Fund

Portfolio of Investments, June 30, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Canada—8.0%
	Canadian National Railway Co. (Road & rail)	249,485	$28,063
	Dollarama, Inc. (Multiline retail)	157,455	9,067
	Intact Financial Corporation (Insurance)	53,303	7,518
*	Lululemon Athletica, Inc. (Textiles, apparel & luxury goods)	50,473	13,760
	The Toronto-Dominion Bank (Banks)	298,032	19,544
			77,952

	Asia—5.7%
	Australia—3.7%
	Aristocrat Leisure, Ltd. (Hotels, restaurants & leisure)	1,136,541	26,971
*	Atlassian Corporation plc Class “A” (Software)†	50,219	9,411
			36,382
	Hong Kong—1.5%
	AIA Group, Ltd. (Insurance)	1,324,800	14,359
	New Zealand—0.5%
	Fisher & Paykel Healthcare Corp., Ltd. (Health care equipment & supplies)	433,313	5,407

	Japan—4.4%
	Asahi Intecc Co., Ltd. (Health care equipment & supplies)	257,100	3,881
	Daikin Industries, Ltd. (Building products)	69,500	11,141
	Hoya Corporation (Health care equipment & supplies)	120,300	10,272
	Keyence Corporation (Electronic equipment, instruments & components)	38,900	13,297
	Nihon M&A Center Holdings, Inc. (Professional services)	426,900	4,540
			43,131

	Emerging Latin America—1.8%
	Argentina—1.2%
*	Globant S.A. (IT services)†	28,305	4,925
*	MercadoLibre, Inc. (Internet & direct marketing retail)	10,112	6,440
			11,365
	Brazil—0.6%
	B3 S.A. - Brasil Bolsa Balcao (Capital markets)	2,942,600	6,163
	Total Common Stocks—97.1% (cost $955,122)		951,348

Issuer	Principal Amount	Value

Repurchase Agreement
Fixed Income Clearing Corporation, 0.240% dated 6/30/22, due 7/1/22, repurchase price $22,523, collateralized by U.S. Treasury Note, 1.250%, due 06/30/28, valued at $22,973	$22,523	$22,523
Total Repurchase Agreement—2.3% (cost $22,523)		22,523
Total Investments—99.4% (cost $977,645)		973,871
Cash and other assets, less liabilities—0.6%		6,220
Net assets—100.0%		$980,091

ADR = American Depository Receipt

REIT = Real Estate Investment Trust

* = Non-income producing security

† = U.S. listed foreign security

At June 30, 2022, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Industrials	27.1%
Information Technology	17.1%
Health Care	15.9%
Consumer Discretionary	12.0%
Financials	11.6%
Energy	6.2%
Materials	4.3%
Consumer Staples	3.3%
Utilities	1.5%
Real Estate	1.0%
Total	100.0%

At June 30, 2022, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Euro	28.5%
British Pound Sterling	17.8%
U.S. Dollar	9.1%
Danish Krone	7.5%
Canadian Dollar	6.8%
Indian Rupee	6.6%
Swiss Franc	6.4%
Swedish Krona	4.7%
Japanese Yen	4.5%
Australian Dollar	2.8%
New Taiwan Dollar	2.0%
Hong Kong Dollar	1.5%
All Other Currencies	1.8%
Total	100.0%

See accompanying Notes to Financial Statements.

June 30, 2022	William Blair Funds	41

International Growth Fund

The International Growth Fund seeks long-term capital appreciation.

AN OVERVIEW FROM THE PORTFOLIO MANAGERS

Simon Fennell Kenneth J. McAtamney Andrew Siepker, CFA

The William Blair International Growth Fund (Class N shares) (the “Fund”) posted a 30.69% decrease, net of fees, for the six months June 30, 2022. By comparison, the Fund’s benchmark index, the MSCI All Country World ex-U.S. IMI (net) (the “Index”), decreased 19.08%.

Underperformance versus the Index was primarily driven by negative stock selection across most sectors. The Industrials and Health Care sectors were the largest sources of negative relative returns.

Within the Industrials sector, Ashtead and Atlas Copco detracted from relative results. Ashtead, which operates under the Sunbelt brand, rents a broad range of construction and industrial equipment from general tools to specialty equipment. The rental business is simple, with the rental provider offering customers homogenous products. While simplistic, Ashtead has the key benefit of scale in a largely fragmented market. The benefits of scale are significant. Ashtead is able to buy equipment cheaper than the competition, it has a large and well-invested fleet to meet customer needs, and it has a wide-reaching and growing distribution network, ensuring that equipment is closer to the customer. These advantages have driven growth in cash flow, in turn driving further investment that has resulted in share gains and greater scale. The company’s recent results were above consensus with rental revenue up 22%. Despite these results, the stock is down year-to-date as valuations have compressed.

Atlas Copco is a well-managed, consistently profitable provider of compressors, vacuum solutions, and air treatment systems within the Industrials sector. The company reported solid quarterly results even though supply chain constraints impacted growth. New orders were up 26%, but operating profit margins fell short of expectations as supply chain constraints and COVID-related labor challenges weighed on profits. We believe the company continues to offer a sustainable growth profile with an envied business model and strong competitive advantages. The near term will likely be choppy, but backlogs are swelling as deliveries significantly lag orders. As a result, near-term growth may be held back but we believe that the length of the upcycle will likely be extended.

Within the Health Care sector, Straumann was the largest detractor to performance. Straumann is the global leader in esthetic dentistry. The categories that the company participates in–implants, clear aligners, and digital dentistry–are growing well above global dental market rates. Straumann is more than just a products company. As a total solution provider, it offers training, support, and a wide range of services to the dental industry all over the world. In addition, the company is investing in technology and expanding capacity to make clear aligners a second long-term growth pillar. Straumann was the best-performing stock in our portfolio last year, and we trimmed the position in the second quarter. Recent results have been strong, with revenue up 27% in the quarter. Despite those results, the stock declined as valuations have compressed.

Lonza was an additional source of underperformance. Lonza is a leader in custom manufacturing of biopharmaceuticals and specialty ingredients. It is a premier contract development and manufacturing company with technical expertise in biologics, high-potency active pharma ingredients, and cell and gene therapies. As a preferred global partner to the biopharma industry, Lonza has enduring relationships that span the lifecycle of its partners’ portfolios of pharmaceuticals. It has a pipeline of more than 800 drugs and in our view is well

42	Semiannual Report	June 30, 2022

International Growth Fund

positioned to sustainably grow faster than the industry. Demand remains strong. The level of cash on hand at biotech companies is expected to be very robust for the next two to three years, and the company’s pipeline is tilted toward later stages of development. We trimmed the position earlier in the quarter at higher levels, and despite strong corporate performance, the stock declined as valuations have compressed.

Partially offsetting these effects was an overweight to Health Care, an underweight to Emerging Middle East and Africa, and positive stock selection within the Energy sector. Within Energy, Reliance Industries added to relative results. Reliance is an Indian conglomerate with diverse businesses in energy, telecom, and retail. It benefited from the COVID reopening in India, leading to positive operating leverage across its businesses and record earnings. Reliance’s ongoing transformation from an asset- and capex-heavy cyclical energy business to more diversified, end-consumer business with a large and expanding total addressable market, is underappreciated in our view. We believe that the market underestimates the monetization potential at Jio, its telecom and digital services business with strong ecosystem benefits as a dominant provider of connectivity, content, and commerce.

Please refer to the Global Markets Review and Outlook relating to the Fund beginning on page 32.

June 30, 2022	William Blair Funds	43

International Growth Fund

Performance Highlights (Unaudited)

Average Annual Total Returns through 6/30/2022

	Year to Date	1 Year	3 Year	5 Year	10 Year	Since Inception(a)
Class N	(30.69)%	(30.44)%	2.69%	3.64%	5.73%	—%
Class I	(30.58)	(30.22)	3.00	3.97	6.05	—
Class R6	(30.58)	(30.18)	3.07	—	—	3.59
MSCI ACW ex-U.S. IMI (net)	(19.08)	(19.86)	1.55	2.50	5.01	1.47

(a)	Since inception is for the period from May 2, 2019 (Commencement of Operations) to June 30, 2022.

Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are average annual total returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272, or visit our Web site at www.williamblairfunds.com. Investing in smaller and medium capitalization companies involves special risks, including higher volatility and lower liquidity. Smaller and medium capitalization stocks are also more sensitive to purchase/sale transactions and changes in the issuer’s financial condition. International investing involves special risk considerations, including currency fluctuations, lower liquidity, economic and political risk. From time to time, the investment adviser may waive fees or reimburse expenses for the Fund. Without these waivers/reimbursements, performance would be lower. Class N shares are not subject to a sales load. Class I shares are not subject to a sales load or distribution (Rule 12b-1) fees. Class R6 shares are not subject to a sales load, distribution (Rule 12b-1) fees, or sub-transfer agent fees.

The performance highlights and graph presented above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Morgan Stanley Capital International (MSCI) All Country World (ACW) ex-U.S. Investable Market Index (IMI) (net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the United States. This index approximates the minimum possible dividend reinvestment by deducting for the highest possible withholding tax rates of those markets.

This report identifies the Fund’s investments on June 30, 2022. These holdings are subject to change. Not all stocks in the Fund performed the same, nor is there any guarantee that these stocks will perform as well in the future. Market forecasts provided in this report may not necessarily come to pass.

Sector Diversification (Unaudited)

The sector diversification shown is based on the total long-term securities.

44	Semiannual Report	June 30, 2022

International Growth Fund

Portfolio of Investments, June 30, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Europe, Mid-East—43.4%
	Belgium—1.3%
	KBC Group N.V. (Banks)	299,153	$16,785
	Warehouses De Pauw CVA (Equity REIT)	91,580	2,879
			19,664
	Denmark—5.3%
	Chr Hansen Holding A/S (Chemicals)	68,035	4,952
	Coloplast A/S Class “B” (Health care equipment & supplies)	52,069	5,931
	DSV A/S (Air freight & logistics)	115,834	16,177
*	Genmab A/S (Biotechnology)	32,880	10,641
	Novo Nordisk A/S Class “B” (Pharmaceuticals)	251,887	27,937
	Orsted A/S (Electric utilities)	75,178	7,858
	Royal Unibrew A/S (Beverages)	52,027	4,606
			78,102
	Finland—1.0%
	Neste Oyj (Oil, gas & consumable fuels)	314,003	13,899
	France—11.4%
	Airbus SE (Aerospace & defense)	262,497	25,432
	Capgemini SE (IT services)	48,127	8,244
	Dassault Systemes SE (Software)	343,771	12,650
	Hermes International (Textiles, apparel & luxury goods)	7,186	8,035
	Kering S.A. (Textiles, apparel & luxury goods)	11,412	5,861
	L’Oreal S.A. (Personal products)	48,093	16,596
	LVMH Moet Hennessy Louis Vuitton SE (Textiles, apparel & luxury goods)	28,228	17,208
	Safran S.A. (Aerospace & defense)	200,065	19,752
	Sartorius Stedim Biotech (Life sciences tools & services)	30,260	9,491
	Teleperformance (Professional services)	39,950	12,279
	Thales S.A. (Aerospace & defense)	111,724	13,704
	Vinci S.A. (Construction & engineering)	208,263	18,543
			167,795
	Germany—3.7%
	Carl Zeiss Meditec AG (Health care equipment & supplies)	36,547	4,362
	CompuGroup Medical SE & Co. KgaA (Health care technology)	47,871	2,039
*	CTS Eventim AG & Co. KGaA (Entertainment)	104,758	5,489
	Infineon Technologies AG (Semiconductors & semiconductor equipment)	484,836	11,732
	MTU Aero Engines AG (Aerospace & defense)	130,819	23,813
	Nemetschek SE (Software)	44,050	2,666
	Puma SE (Textiles, apparel & luxury goods)	64,019	4,216
			54,317

	Issuer	Shares	Value

	Common Stocks—(continued)

	Europe, Mid-East—(continued)
	Ireland—2.7%
*	ICON plc (Life sciences tools & services)†	108,374	$23,485
	Kingspan Group plc (Building products)	157,783	9,491
*	Ryanair Holdings plc—ADR (Airlines)	107,455	7,226
			40,202
	Israel—0.7%
*	Inmode, Ltd. (Health care equipment & supplies)†	91,673	2,054
	Mizrahi Tefahot Bank, Ltd. (Banks)	98,649	3,262
*	Nice, Ltd.—ADR (Software)	23,485	4,520
			9,836
	Italy—1.0%
	Amplifon SpA (Health care providers & services)	112,002	3,433
	Brunello Cucinelli SpA (Textiles, apparel & luxury goods)	65,849	2,966
	FinecoBank Banca Fineco SpA (Banks)	430,505	5,152
	Moncler SpA (Textiles, apparel & luxury goods)	80,311	3,445
			14,996
	Luxembourg—1.3%
	Eurofins Scientific SE (Life sciences tools & services)	123,607	9,725
	Tenaris S.A. (Energy equipment & services)	706,680	9,087
			18,812
	Netherlands—3.2%
*	Adyen N.V. (IT services)	9,158	13,321
	ASML Holding N.V. (Semiconductors & semiconductor equipment)	43,779	20,913
	BE Semiconductor Industries N.V. (Semiconductors & semiconductor equipment)	39,939	1,920
	Euronext N.V. (Capital markets)	64,147	5,237
	IMCD N.V. (Trading companies & distributors)	35,064	4,812
			46,203
	Norway—0.2%
*	AutoStore Holdings, Ltd. (Machinery)	664,541	944
	Gjensidige Forsikring ASA (Insurance)	110,733	2,243
			3,187
	Spain—2.1%
*	Amadeus IT Group S.A. (IT services)	414,989	23,119
	EDP Renovaveis S.A. (Independent power & renewable electricity producers)	317,211	7,486
			30,605

See accompanying Notes to Financial Statements.

June 30, 2022	William Blair Funds	45

International Growth Fund

Portfolio of Investments, June 30, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Europe, Mid-East—(continued)
	Sweden—3.8%
	Atlas Copco AB Class “A” (Machinery)	1,182,554	$11,048
	Beijer Ref AB (Trading companies & distributors)	234,680	3,209
	EQT AB (Capital markets)	224,558	4,597
	Evolution AB (Hotels, restaurants & leisure)	75,329	6,849
	Hemnet Group AB (Interactive Media & Services)	154,767	1,902
	Hexagon AB Class “B” (Electronic equipment, instruments & components)	1,048,729	10,892
	Indutrade AB (Machinery)	224,325	4,091
	Investment AB Latour Class “B” (Industrial conglomerates)	149,431	2,955
	Lifco AB Class “B” (Industrial conglomerates)	257,425	4,133
	Sweco AB Class “B” (Construction & engineering)	196,431	2,041
	Thule Group AB (Leisure products)	87,471	2,149
	Vitrolife AB (Biotechnology)	76,180	1,752
			55,618
	Switzerland—5.7%
	Bachem Holding AG Class “B” (Life sciences tools & services)	25,425	1,767
	Belimo Holding AG (Building products)	8,457	2,977
	Galenica AG (Health care providers & services)	55,162	4,235
	Lonza Group AG (Life sciences tools & services)	40,175	21,420
	Partners Group Holding AG (Capital markets)	16,398	14,776
*	Siegfried Holding AG (Life sciences tools & services)	5,381	3,438
*	SIG Group AG (Containers & packaging)	305,681	6,731
	Sika AG (Chemicals)	53,713	12,378
	Straumann Holding AG (Health care equipment & supplies)	86,990	10,447
*	Tecan Group AG (Life sciences tools & services)	12,532	3,639
*	VAT Group AG (Machinery)	10,564	2,519
			84,327

	United Kingdom—15.7%
	3i Group plc (Capital markets)	423,660	5,717
	Ashtead Group plc (Trading companies & distributors)	256,276	10,728
	AstraZeneca plc (Pharmaceuticals)	207,973	27,342
	AVEVA Group plc (Software)	67,582	1,852
	Beazley plc (Insurance)	462,832	2,811
	Big Yellow Group plc (Equity REIT)	227,651	3,636
	Bunzl plc (Trading companies & distributors)	209,547	6,936
	Compass Group plc (Hotels, restaurants & leisure)	1,295,633	26,497

	Issuer	Shares	Value

	Common Stocks—(continued)

	United Kingdom—(continued)
	Croda International plc (Chemicals)	159,417	$12,559
	CVS Group plc (Health care providers & services)	129,741	2,615
	Diageo plc (Beverages)	283,828	12,198
	Diploma plc (Trading companies & distributors)	113,715	3,084
	Experian plc (Professional services)	425,779	12,470
	Greggs plc (Hotels, restaurants & leisure)	144,370	3,177
	Halma plc (Electronic equipment, instruments & components)	297,845	7,284
	Intermediate Capital Group plc (Capital markets)	327,840	5,224
	Intertek Group plc (Professional services)	98,615	5,049
	Linde plc (Chemicals)†	80,213	23,064
	London Stock Exchange Group plc (Capital markets)	247,830	23,025
	Renishaw plc (Electronic equipment, instruments & components)	48,590	2,110
	Rentokil Initial plc (Commercial services & supplies)	2,012,616	11,628
	Rotork plc (Machinery)	1,622,380	4,752
	Segro plc (Equity REIT)	695,200	8,266
	Softcat plc (IT services)	165,867	2,659
	Spirax-Sarco Engineering plc (Machinery)	53,564	6,441
			231,124

	Emerging Asia—13.9%
	China—2.5%
	Chacha Food Co., Ltd. Class “A” (Food products)	370,342	3,150
	Foshan Haitian Flavouring & Food Co., Ltd. Class “A” (Food products)	374,591	5,056
	Li Ning Co., Ltd. (Textiles, apparel & luxury goods)	1,723,500	15,968
	Proya Cosmetics Co., Ltd. Class “A” (Personal products)	196,678	4,853
	Shenzhen Inovance Technology Co., Ltd. Class “A” (Machinery)	602,592	5,929
	Silergy Corporation (Semiconductors & semiconductor equipment)	28,000	2,256
			37,212
	India—6.8%
	Apollo Hospitals Enterprise, Ltd. (Health care providers & services)	55,223	2,566
	Crompton Greaves Consumer Electricals, Ltd. (Household durables)	681,672	2,943
	Havells India, Ltd. (Electrical equipment)	261,449	3,609
	HDFC Bank, Ltd. (Banks)	1,010,739	17,201
	Info Edge India, Ltd. (Interactive Media & Services)	56,112	2,693
	Infosys, Ltd. (IT services)	985,725	18,217
*	InterGlobe Aviation, Ltd. (Airlines)	250,826	5,112
	Petronet LNG, Ltd. (Oil, gas & consumable fuels)	1,303,137	3,549
	Pidilite Industries, Ltd. (Chemicals)	126,964	3,357

See accompanying Notes to Financial Statements.

46	Semiannual Report	June 30, 2022

International Growth Fund

Portfolio of Investments, June 30, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Emerging Asia—(continued)
	India—(continued)
	Reliance Industries, Ltd. (Oil, gas & consumable fuels)	1,066,444	$34,962
	UPL, Ltd. (Chemicals)	365,141	2,930
	Voltas, Ltd. (Construction & engineering)	282,087	3,466
			100,605
	Indonesia—1.7%
	Bank Central Asia Tbk PT (Banks)	51,363,400	24,996
	South Korea—0.4%
	Samsung SDI Co., Ltd. (Electronic equipment, instruments & components)	13,818	5,662
	Taiwan—2.5%
	Airtac International Group (Machinery)	116,713	3,890
	Globalwafers Co., Ltd. (Semiconductors & semiconductor equipment)	125,000	1,904
	MediaTek, Inc. (Semiconductors & semiconductor equipment)	658,000	14,407
	Taiwan Semiconductor Manufacturing Co., Ltd.—ADR (Semiconductors & semiconductor equipment)	194,048	15,863
			36,064

	Canada—7.7%
	Canadian National Railway Co. (Road & rail)	233,119	26,222
	Canadian Pacific Railway, Ltd. (Road & rail)	258,682	18,066
	CCL Industries, Inc. Class “B” (Containers & packaging)	78,762	3,723
	Dollarama, Inc. (Multiline retail)	146,044	8,410
	Intact Financial Corporation (Insurance)	95,969	13,537
*	Kinaxis, Inc. (Software)	37,742	4,074
*	Lululemon Athletica, Inc. (Textiles, apparel & luxury goods)	44,427	12,111
	Parkland Corporation (Oil, gas & consumable fuels)	169,511	4,604
	The Toronto-Dominion Bank (Banks)	266,590	17,482
	Toromont Industries, Ltd. (Trading companies & distributors)	64,990	5,255
			113,484

	Japan—6.8%
	Asahi Intecc Co., Ltd. (Health care equipment & supplies)	226,400	3,417
	Benefit One, Inc. (Professional services)	153,700	2,066
	Daikin Industries, Ltd. (Building products)	75,900	12,167
	Disco Corporation (Semiconductors & semiconductor equipment)	9,700	2,302
	Food & Life Cos., Ltd. (Hotels, restaurants & leisure)	116,700	2,491
	GMO Payment Gateway, Inc. (IT services)	39,400	2,773
	Harmonic Drive Systems, Inc. (Machinery)	65,000	1,895
	Hoya Corporation (Health care equipment & supplies)	108,100	9,230

	Issuer	Shares	Value

	Common Stocks—(continued)

	Japan—(continued)
	Keyence Corporation (Electronic equipment, instruments & components)	33,600	$11,486
	M3, Inc. (Health care technology)	163,600	4,700
	MISUMI Group, Inc. (Machinery)	166,600	3,512
	MonotaRO Co., Ltd. (Trading companies & distributors)	298,000	4,428
	Nihon M&A Center Holdings, Inc. (Professional services)	339,100	3,606
	Olympus Corporation (Health care equipment & supplies)	846,000	17,000
	Rakus Co., Ltd. (Software)	173,500	2,045
*	SHIFT, Inc. (IT services)	26,000	3,384
	SMS Co., Ltd. (Professional services)	79,500	1,567
	TechnoPro Holdings, Inc. (Professional services)	203,800	4,081
	TIS, Inc. (IT services)	278,100	7,287
			99,437

	Asia—4.9%
	Australia—1.6%
	Aristocrat Leisure, Ltd. (Hotels, restaurants & leisure)	360,656	8,559
*	Atlassian Corporation plc Class “A” (Software)†	51,379	9,628
	Netwealth Group, Ltd. (Capital markets)	264,572	2,221
	Pro Medicus, Ltd. (Health care technology)	87,262	2,545
			22,953
	Hong Kong—2.6%
	AIA Group, Ltd. (Insurance)	3,536,800	38,335
	Singapore—0.7%
	DBS Group Holdings, Ltd. (Banks)	510,900	10,914

	Emerging Latin America—2.5%
	Argentina—0.6%
*	Globant S.A. (IT services)†	24,833	4,321
*	MercadoLibre, Inc. (Internet & direct marketing retail)	7,983	5,084
			9,405
	Brazil—0.4%
	B3 S.A. - Brasil Bolsa Balcao (Capital markets)	2,070,600	4,337
*	Locaweb Servicos de Internet S.A. (IT services)	1,324,393	1,422
			5,759
	Mexico—1.3%
	Grupo Aeroportuario del Sureste S.A.B. de C.V.—ADR (Transportation infrastructure)	27,719	5,444
	Wal-Mart de Mexico S.A.B. de C.V. (Food & staples retailing)	4,014,700	13,815
			19,259

See accompanying Notes to Financial Statements.

June 30, 2022	William Blair Funds	47

International Growth Fund

Portfolio of Investments, June 30, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value

	Common Stocks—(continued)

	Emerging Latin America—(continued)
	Uruguay—0.2%
*	Dlocal, Ltd. (IT services)†	80,740	$2,119

	Emerging Mid-East—0.3%
	United Arab Emirates—0.3%
	First Abu Dhabi Bank PJSC (Banks)	959,042	4,903
	Total Common Stocks—95.2% (cost $1,212,712)		1,399,794

	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.240% dated 6/30/22, due 7/1/22, repurchase price $64,810, collateralized by U.S. Treasury Bond 3.000%, due 02/15/49 and U.S. Treasury Note, 1.625%, due 05/15/31, valued at $66,106	$64,810	64,810
	Total Repurchase Agreement—4.4% (cost $64,810)		64,810
	Total Investments—99.6% (cost $1,277,522)		1,464,604
	Cash and other assets, less liabilities—0.4%		5,889
	Net assets—100.0%		$1,470,493

ADR = American Depository Receipt

REIT = Real Estate Investment Trust

* = Non-income producing security

† = U.S. listed foreign security

At June 30, 2022, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Industrials	25.5%
Information Technology	16.6%
Financials	15.9%
Health Care	15.4%
Consumer Discretionary	9.7%
Materials	5.0%
Energy	4.7%
Consumer Staples	4.3%
Utilities	1.1%
Real Estate	1.1%
Communication Services	0.7%
Total	100.0%

At June 30, 2022, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Euro	26.8%
British Pound Sterling	14.9%
U.S. Dollar	9.5%
Indian Rupee	7.2%
Japanese Yen	7.1%
Swiss Franc	6.0%
Canadian Dollar	5.9%
Danish Krone	5.6%
Swedish Krona	4.0%
Hong Kong Dollar	3.9%
Indonesian Rupiah	1.8%
New Taiwan Dollar	1.6%
Chinese Yuan Renminbi	1.4%
All Other Currencies	4.3%
Total	100.0%

See accompanying Notes to Financial Statements.

48	Semiannual Report	June 30, 2022

Institutional International Growth Fund

The Institutional International Growth Fund seeks long-term capital appreciation.

AN OVERVIEW FROM THE PORTFOLIO MANAGERS

Simon Fennell Kenneth J. McAtamney Andrew Siepker, CFA

The William Blair Institutional International Growth Fund (the “Fund”) posted a 30.64% decrease, net of fees, for the six months ended June 30, 2022. By comparison, the Fund’s benchmark index, the MSCI All Country World ex-U.S. IMI (net) (the “Index”), decreased 19.08%.

Underperformance versus the Index was primarily driven by negative stock selection across most sectors. The Industrials and Health Care sectors were the largest sources of negative relative returns.

Within the Industrials sector, Ashtead and Atlas Copco detracted from relative results. Ashtead, which operates under the Sunbelt brand, rents a broad range of construction and industrial equipment from general tools to specialty equipment. The rental business is simple, with the rental provider offering customers homogenous products. While simplistic, Ashtead has the key benefit of scale in a largely fragmented market. The benefits of scale are significant. Ashtead is able to buy equipment cheaper than the competition, it has a large and well-invested fleet to meet customer needs, and it has a wide-reaching and growing distribution network, ensuring that equipment is closer to the customer. These advantages have driven growth in cash flow, in turn driving further investment that has resulted in share gains and greater scale. The company’s recent results were above consensus with rental revenue up 22%. Despite these results, the stock is down year-to-date as the P/E multiple has contracted from 25 times at the beginning of the year to 11 times at the end of the second quarter, one standard deviation below its 10-year average.

Atlas Copco is a well-managed, consistently profitable provider of compressors, vacuum solutions, and air treatment systems within the industrials sector. The company reported solid quarterly results even though supply chain constraints impacted growth. New orders were up 26%, but operating profit margins fell short of expectations as supply chain constraints and COVID-related labor challenges weighed on profits. We believe the company continues to offer a sustainable growth profile with an envied business model and strong competitive advantages. The near term will likely be choppy, but backlogs are swelling as deliveries significantly lag orders. As a result, near-term growth will be held back but we believe that the length of the upcycle will likely be extended.

Within the Health Care sector, Straumann was the largest detractor to performance. Straumann is the global leader in esthetic dentistry. The categories that the company participates in–implants, clear aligners, and digital dentistry–are growing well above global dental market rates. Straumann is more than just a products company. As a total solution provider, it offers training, support, and a wide range of services to the dental industry all over the world. In addition, the company is investing in technology and expanding capacity to make clear aligners a second long-term growth pillar. Straumann was the best-performing stock in our portfolio last year, and we trimmed the position in the second quarter. Recent results have been strong, with revenue up 27% in the quarter. Despite those results, P/E multiples have compressed significantly, from 58 times to 33 times this year.

Lonza was an additional source of underperformance. Lonza is a leader in custom manufacturing of biopharmaceuticals and specialty ingredients. It is a premier contract development and manufacturing company with technical expertise in biologics, high-potency active pharma ingredients, and cell and gene therapies. As a preferred global partner to the biopharma industry, Lonza has enduring relationships that span the lifecycle of its partners’ portfolios of pharmaceuticals. It has a pipeline of more than 800 drugs and in our view is well positioned to sustainably grow faster than the industry. Demand remains strong. The level of

June 30, 2022	William Blair Funds	49

Institutional International Growth Fund

cash on hand at biotech companies is expected to be very robust for the next two to three years, and the company’s pipeline is tilted toward later stages of development. We trimmed the position earlier in the quarter at higher levels, and despite strong corporate performance, the company’s P/E multiple has contracted from 57 times to 33 times this year.

Partially offsetting these effects was an overweight to Health Care, an underweight to Emerging Middle East and Africa, and positive stock selection within the Energy sector. Within Energy, Reliance Industries added to relative results. Reliance is an Indian conglomerate with diverse businesses in energy, telecom, and retail. It benefited from the COVID reopening in India, leading to positive operating leverage across its businesses and record earnings. Reliance’s ongoing transformation from an asset- and capital expenditure-heavy cyclical energy business to more diversified, end-consumer business with a large and expanding total addressable market, is underappreciated in our view. We believe that the market underestimates the monetization potential at Jio, its telecom and digital services business with strong ecosystem benefits as a dominant provider of connectivity, content, and commerce.

Please refer to the Global Markets Review and Outlook relating to the Fund beginning on page 32.

50	Semiannual Report	June 30, 2022

Institutional International Growth Fund

Performance Highlights (Unaudited)

Average Annual Total Returns through 6/30/2022

	Year to Date	1 Year	3 Year	5 Year	10 Year
Institutional International Growth Fund	(30.64)%	(30.06)%	3.25%	4.17%	6.20%
MSCI ACW ex-U.S. IMI (net)	(19.08)	(19.86)	1.55	2.50	5.01

Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are average annual total returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272, or visit our Web site at www.williamblairfunds.com. From time to time, the investment adviser may waive fees or reimburse expenses for the Fund. Without these waivers/reimbursements, performance would be lower. Investing in smaller and medium capitalization companies involves special risks, including higher volatility and lower liquidity. Smaller and medium capitalization stocks are also more sensitive to purchase/sale transactions and changes in the issuer’s financial condition. International investing involves special risk considerations, including currency fluctuations, lower liquidity, economic and political risk. Shares of the Fund are not subject to a sales load, distribution (Rule 12b-1) fees, or sub-transfer agent fees.

The performance highlights and graph presented above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Morgan Stanley Capital International (MSCI) All Country World (ACW) ex-U.S. Investable Market Index (IMI) (net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the United States. This index approximates the minimum possible dividend reinvestment by deducting for the highest possible withholding tax rates of those markets.

This report identifies the Fund’s investments on June 30, 2022. These holdings are subject to change. Not all stocks in the Fund performed the same, nor is there any guarantee that these stocks will perform as well in the future. Market forecasts provided in this report may not necessarily come to pass.

Sector Diversification (Unaudited)

The sector diversification shown is based on the total long-term securities.

June 30, 2022	William Blair Funds	51

Institutional International Growth Fund

Portfolio of Investments, June 30, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Europe, Mid-East—44.2%
	Belgium—1.4%
	KBC Group N.V. (Banks)	193,592	$10,862
	Warehouses De Pauw CVA (Equity REIT)	59,265	1,863
			12,725
	Denmark—5.4%
	Chr Hansen Holding A/S (Chemicals)	44,028	3,205
	Coloplast A/S Class “B” (Health care equipment & supplies)	33,695	3,838
	DSV A/S (Air freight & logistics)	74,960	10,469
*	Genmab A/S (Biotechnology)	21,278	6,886
	Novo Nordisk A/S Class “B” (Pharmaceuticals)	163,005	18,079
	Orsted A/S (Electric utilities)	48,650	5,085
	Royal Unibrew A/S (Beverages)	33,668	2,981
			50,543
	Finland—1.0%
	Neste Oyj (Oil, gas & consumable fuels)	203,202	8,995
	France—11.6%
	Airbus SE (Aerospace & defense)	169,682	16,439
	Capgemini SE (IT services)	31,144	5,335
	Dassault Systemes SE (Software)	222,466	8,187
	Hermes International (Textiles, apparel & luxury goods)	4,650	5,200
	Kering S.A. (Textiles, apparel & luxury goods)	7,376	3,788
	L’Oreal S.A. (Personal products)	31,123	10,740
	LVMH Moet Hennessy Louis Vuitton SE (Textiles, apparel & luxury goods)	18,267	11,135
	Safran S.A. (Aerospace & defense)	129,469	12,782
	Sartorius Stedim Biotech (Life sciences tools & services)	19,582	6,142
	Teleperformance (Professional services)	25,824	7,937
	Thales S.A. (Aerospace & defense)	72,220	8,859
	Vinci S.A. (Construction & engineering)	134,774	11,999
			108,543
	Germany—3.8%
	Carl Zeiss Meditec AG (Health care equipment & supplies)	23,651	2,823
	CompuGroup Medical SE & Co. KgaA (Health care technology)	30,979	1,319
*	CTS Eventim AG & Co. KGaA (Entertainment)	67,792	3,552
	Infineon Technologies AG (Semiconductors & semiconductor equipment)	313,754	7,592
	MTU Aero Engines AG (Aerospace & defense)	84,657	15,410
	Nemetschek SE (Software)	28,506	1,726
	Puma SE (Textiles, apparel & luxury goods)	41,383	2,725
			35,147

	Issuer	Shares	Value

	Common Stocks—(continued)

	Europe, Mid-East—(continued)
	Ireland—2.8%
*	ICON plc (Life sciences tools & services)†	70,132	$15,198
	Kingspan Group plc (Building products)	102,107	6,142
*	Ryanair Holdings plc—ADR (Airlines)	69,461	4,671
			26,011
	Israel—0.7%
*	Inmode, Ltd. (Health care equipment & supplies)†	59,325	1,329
	Mizrahi Tefahot Bank, Ltd. (Banks)	63,839	2,111
*	Nice, Ltd.—ADR (Software)	15,198	2,925
			6,365
	Italy—1.0%
	Amplifon SpA (Health care providers & services)	72,480	2,222
	Brunello Cucinelli SpA (Textiles, apparel & luxury goods)	42,613	1,919
	FinecoBank Banca Fineco SpA (Banks)	278,595	3,334
	Moncler SpA (Textiles, apparel & luxury goods)	51,972	2,229
			9,704
	Luxembourg—1.3%
	Eurofins Scientific SE (Life sciences tools & services)	79,990	6,294
	Tenaris S.A. (Energy equipment & services)	457,317	5,880
			12,174
	Netherlands—3.2%
*	Adyen N.V. (IT services)	5,927	8,621
	ASML Holding N.V. (Semiconductors & semiconductor equipment)	28,331	13,534
	BE Semiconductor Industries N.V. (Semiconductors & semiconductor equipment)	25,846	1,242
	Euronext N.V. (Capital markets)	41,512	3,389
	IMCD N.V. (Trading companies & distributors)	22,691	3,114
			29,900
	Norway—0.2%
*	AutoStore Holdings, Ltd. (Machinery)	430,047	611
	Gjensidige Forsikring ASA (Insurance)	71,659	1,452
			2,063
	Spain—2.1%
*	Amadeus IT Group S.A. (IT services)	268,554	14,961
	EDP Renovaveis S.A. (Independent power & renewable electricity producers)	205,278	4,845
			19,806

See accompanying Notes to Financial Statements.

52	Semiannual Report	June 30, 2022

Institutional International Growth Fund

Portfolio of Investments, June 30, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Europe, Mid-East—(continued)
	Sweden—3.9%
	Atlas Copco AB Class “A” (Machinery)	765,272	$7,149
	Beijer Ref AB (Trading companies & distributors)	151,870	2,077
	EQT AB (Capital markets)	145,319	2,975
	Evolution AB (Hotels, restaurants & leisure)	48,748	4,432
	Hemnet Group AB (Interactive Media & Services)	100,155	1,231
	Hexagon AB Class “B” (Electronic equipment, instruments & components)	678,670	7,049
	Indutrade AB (Machinery)	145,169	2,647
	Investment AB Latour Class “B” (Industrial conglomerates)	96,702	1,912
	Lifco AB Class “B” (Industrial conglomerates)	166,589	2,675
	Sweco AB Class “B” (Construction & engineering)	127,117	1,321
	Thule Group AB (Leisure products)	56,606	1,391
	Vitrolife AB (Biotechnology)	49,299	1,133
			35,992
	Switzerland—5.8%
	Bachem Holding AG Class “B” (Life sciences tools & services)	16,453	1,143
	Belimo Holding AG (Building products)	5,370	1,890
	Galenica AG (Health care providers & services)	35,697	2,741
	Lonza Group AG (Life sciences tools & services)	25,999	13,862
	Partners Group Holding AG (Capital markets)	10,612	9,562
	Siegfried Holding AG (Life sciences tools & services)	3,482	2,225
*	SIG Group AG (Containers & packaging)	197,817	4,356
	Sika AG (Chemicals)	34,759	8,010
	Straumann Holding AG (Health care equipment & supplies)	56,294	6,761
	Tecan Group AG (Life sciences tools & services)	8,110	2,355
	VAT Group AG (Machinery)	6,836	1,630
			54,535

	United Kingdom—16.0%
	3i Group plc (Capital markets)	274,165	3,699
	Ashtead Group plc (Trading companies & distributors)	165,845	6,943
	AstraZeneca plc (Pharmaceuticals)	134,586	17,694
	AVEVA Group plc (Software)	43,735	1,198
	Beazley plc (Insurance)	299,515	1,819
	Big Yellow Group plc (Equity REIT)	147,321	2,353
	Bunzl plc (Trading companies & distributors)	135,605	4,488
	Compass Group plc (Hotels, restaurants & leisure)	838,449	17,147
	Croda International plc (Chemicals)	103,164	8,128

	Issuer	Shares	Value

	Common Stocks—(continued)

	United Kingdom—(continued)
	CVS Group plc (Health care providers & services)	83,960	$1,692
	Diageo plc (Beverages)	183,675	7,894
	Diploma plc (Trading companies & distributors)	73,589	1,996
	Experian plc (Professional services)	275,537	8,070
	Greggs plc (Hotels, restaurants & leisure)	93,427	2,056
	Halma plc (Electronic equipment, instruments & components)	192,746	4,714
	Intermediate Capital Group plc (Capital markets)	212,157	3,381
	Intertek Group plc (Professional services)	63,817	3,267
	Linde plc (Chemicals)†	51,896	14,922
	London Stock Exchange Group plc (Capital markets)	160,379	14,900
	Renishaw plc (Electronic equipment, instruments & components)	31,444	1,366
	Rentokil Initial plc (Commercial services & supplies)	1,302,434	7,525
	Rotork plc (Machinery)	1,049,899	3,075
	Segro plc (Equity REIT)	449,888	5,349
	Softcat plc (IT services)	107,339	1,721
	Spirax-Sarco Engineering plc (Machinery)	34,663	4,168
			149,565

	Emerging Asia—14.2%
	China—2.6%
	Chacha Food Co., Ltd. Class “A” (Food products)	239,700	2,038
	Foshan Haitian Flavouring & Food Co., Ltd. Class “A” (Food products)	242,363	3,271
	Li Ning Co., Ltd. (Textiles, apparel & luxury goods)	1,115,500	10,335
	Proya Cosmetics Co., Ltd. Class “A” (Personal products)	127,240	3,140
	Shenzhen Inovance Technology Co., Ltd. Class “A” (Machinery)	389,500	3,833
	Silergy Corporation (Semiconductors & semiconductor equipment)	18,000	1,450
			24,067
	India—7.0%
	Apollo Hospitals Enterprise, Ltd. (Health care providers & services)	35,737	1,660
	Crompton Greaves Consumer Electricals, Ltd. (Household durables)	441,134	1,905
	Havells India, Ltd. (Electrical equipment)	169,193	2,336
	HDFC Bank, Ltd. (Banks)	654,085	11,132
	Info Edge India, Ltd. (Interactive Media & Services)	36,312	1,743
	Infosys, Ltd. (IT services)	637,897	11,789
*	InterGlobe Aviation, Ltd. (Airlines)	162,318	3,308
	Petronet LNG, Ltd. (Oil, gas & consumable fuels)	843,306	2,296
	Pidilite Industries, Ltd. (Chemicals)	82,163	2,172

See accompanying Notes to Financial Statements.

June 30, 2022	William Blair Funds	53

Institutional International Growth Fund

Portfolio of Investments, June 30, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Emerging Asia—(continued)
	India—(continued)
	Reliance Industries, Ltd. (Oil, gas & consumable fuels)	690,133	$22,625
	UPL, Ltd. (Chemicals)	236,296	1,896
	Voltas, Ltd. (Construction & engineering)	182,548	2,243
			65,105
	Indonesia—1.7%
	Bank Central Asia Tbk PT (Banks)	33,239,030	16,176
	South Korea—0.4%
	Samsung SDI Co., Ltd. (Electronic equipment, instruments & components)	8,942	3,664
	Taiwan—2.5%
	Airtac International Group (Machinery)	75,204	2,506
	Globalwafers Co., Ltd. (Semiconductors & semiconductor equipment)	81,000	1,234
	MediaTek, Inc. (Semiconductors & semiconductor equipment)	426,000	9,327
	Taiwan Semiconductor Manufacturing Co., Ltd.—ADR (Semiconductors & semiconductor equipment)	125,575	10,266
			23,333

	Canada—7.9%
	Canadian National Railway Co. (Road & rail)	150,691	16,950
	Canadian Pacific Railway, Ltd. (Road & rail)	167,402	11,691
	CCL Industries, Inc. Class “B” (Containers & packaging)	50,912	2,406
	Dollarama, Inc. (Multiline retail)	94,510	5,442
	Intact Financial Corporation (Insurance)	62,105	8,760
*	Kinaxis, Inc. (Software)	24,424	2,637
*	Lululemon Athletica, Inc. (Textiles, apparel & luxury goods)	28,750	7,838
	Parkland Corporation (Oil, gas & consumable fuels)	109,697	2,979
	The Toronto-Dominion Bank (Banks)	172,519	11,313
	Toromont Industries, Ltd. (Trading companies & distributors)	42,057	3,401
			73,417

	Japan—6.9%
	Asahi Intecc Co., Ltd. (Health care equipment & supplies)	146,500	2,211
	Benefit One, Inc. (Professional services)	99,400	1,336
	Daikin Industries, Ltd. (Building products)	49,100	7,871
	Disco Corporation (Semiconductors & semiconductor equipment)	6,300	1,495
	Food & Life Cos., Ltd. (Hotels, restaurants & leisure)	75,500	1,612

	Issuer	Shares	Value

	Common Stocks—(continued)

	Japan—(continued)
	GMO Payment Gateway, Inc. (IT services)	25,500	$1,795
	Harmonic Drive Systems, Inc. (Machinery)	42,100	1,227
	Hoya Corporation (Health care equipment & supplies)	70,000	5,977
	Keyence Corporation (Electronic equipment, instruments & components)	21,700	7,418
	M3, Inc. (Health care technology)	105,900	3,042
	MISUMI Group, Inc. (Machinery)	107,800	2,272
	MonotaRO Co., Ltd. (Trading companies & distributors)	192,800	2,865
	Nihon M&A Center Holdings, Inc. (Professional services)	219,500	2,334
	Olympus Corporation (Health care equipment & supplies)	547,500	11,002
	Rakus Co., Ltd. (Software)	112,300	1,324
*	SHIFT, Inc. (IT services)	16,900	2,200
	SMS Co., Ltd. (Professional services)	51,500	1,015
	TechnoPro Holdings, Inc. (Professional services)	131,900	2,641
	TIS, Inc. (IT services)	180,000	4,716
			64,353

	Asia—5.0%
	Australia—1.6%
	Aristocrat Leisure, Ltd. (Hotels, restaurants & leisure)	233,393	5,538
*	Atlassian Corporation plc Class “A” (Software)†	33,249	6,231
	Netwealth Group, Ltd. (Capital markets)	171,214	1,437
	Pro Medicus, Ltd. (Health care technology)	56,470	1,647
			14,853
	Hong Kong—2.7%
	AIA Group, Ltd. (Insurance)	2,288,863	24,809
	Singapore—0.7%
	DBS Group Holdings, Ltd. (Banks)	330,600	7,063

	Emerging Latin America—2.5%
	Argentina—0.7%
*	Globant S.A. (IT services)†	16,070	2,796
*	MercadoLibre, Inc. (Internet & direct marketing retail)	5,166	3,290
			6,086
	Brazil—0.4%
	B3 S.A. - Brasil Bolsa Balcao (Capital markets)	1,339,900	2,806
*	Locaweb Servicos de Internet S.A. (IT services)	857,086	921
			3,727

See accompanying Notes to Financial Statements.

54	Semiannual Report	June 30, 2022

Institutional International Growth Fund

Portfolio of Investments, June 30, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value

	Common Stocks—(continued)

	Emerging Latin America—(continued)
	Mexico—1.3%
	Grupo Aeroportuario del Sureste S.A.B. de C.V.—ADR (Transportation infrastructure)	17,938	$3,523
	Wal-Mart de Mexico S.A.B. de C.V. (Food & staples retailing)	2,598,100	8,940
			12,463
	Uruguay—0.1%
*	Dlocal, Ltd. (IT services)†	52,250	1,372

	Emerging Mid-East—0.4%
	United Arab Emirates—0.4%
	First Abu Dhabi Bank PJSC (Banks)	620,630	3,173
	Total Common Stocks—97.1% (cost $793,697)		905,729

	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.240% dated 6/30/22, due 7/1/22, repurchase price $24,449, collateralized by U.S. Treasury Note, 1.625%, due 05/15/31, valued at $24,938	$24,449	24,449
	Total Repurchase Agreement—2.6% (cost $24,449)		24,449
	Total Investments—99.7% (cost $818,146)		930,178
	Cash and other assets, less liabilities—0.3%		2,763
	Net assets—100.0%		$932,941

ADR = American Depository Receipt

REIT = Real Estate Investment Trust

* = Non-income producing security

† = U.S. listed foreign security

At June 30, 2022, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Industrials	25.5%
Information Technology	16.6%
Financials	15.9%
Health Care	15.4%
Consumer Discretionary	9.7%
Materials	5.0%
Energy	4.7%
Consumer Staples	4.3%
Utilities	1.1%
Real Estate	1.1%
Communication Services	0.7%
Total	100.0%

At June 30, 2022, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Euro	26.8%
British Pound Sterling	14.9%
U.S. Dollar	9.5%
Indian Rupee	7.2%
Japanese Yen	7.1%
Swiss Franc	6.0%
Canadian Dollar	5.9%
Danish Krone	5.6%
Swedish Krona	4.0%
Hong Kong Dollar	3.9%
Indonesian Rupiah	1.8%
New Taiwan Dollar	1.6%
Chinese Yuan Renminbi	1.4%
All Other Currencies	4.3%
Total	100.0%

See accompanying Notes to Financial Statements.

June 30, 2022	William Blair Funds	55

International Small Cap Growth Fund

The International Small Cap Growth Fund seeks long-term capital appreciation.

AN OVERVIEW FROM THE PORTFOLIO MANAGERS

Simon Fennell Andrew G. Flynn, CFA D.J. Neiman, CFA

The William Blair International Small Cap Growth Fund (Class N shares) (the “Fund”) posted a 38.95% decrease, net of fees, for the six months June 30, 2022. By comparison, the Fund’s benchmark index, the MSCI All Country World ex-U.S. Small Cap Index (net) (the “Index”), decreased 22.92%.

Six-month underperformance versus the Index was primarily driven by style headwinds amid strong outperformance of low-valuation stocks. From an attribution perspective, stock selection was weakest within Industrials and Health Care, which was partially offset by positive stock selection within Consumer Staples and Energy.

Industrials stock selection was hampered, primarily driven by Benefit One. Benefit One is a provider of HR-related services, in the form of outsourced fringe benefits. A structural tightening of the Japanese labor market has increased the need for employers to attract hires using the types of services offered by Benefit One. We believe that future regulatory changes should also drive increased demand. As the business has a fixed cost base and low variable costs, operating leverage is high, supporting a rate of profit growth at the top end of the peer group. The share price declined on lower-than-consensus operating profit, primarily due to an increase in costs in the fringe benefits segment of the business.

Health Care stock selection was also weaker due to InMode. InMode, the Israeli-based medical device company, has developed proprietary minimally invasive and non-invasive technologies for various aesthetic applications including fat reduction, skin tightening, and muscle toning. While the company is currently focusing on the large total-available-market for the medical aesthetics market, the products are applicable in a wide array of indications, such as women’s health, ENT (ear, nose & throat), and ophthalmology, which could significantly expand the targeted market going forward. Even after a strong run in 2021 and continued strength in earnings into 2022, the share price has been hampered by valuation compression and headwinds to growth such as supply chain disruptions and challenges from Ukraine/Russia/China. Despite the difficult backdrop for small-cap healthcare in particular, we remain constructive on InMode’s fundamental outlook.

Partially offsetting these effects was positive stock selection within Consumer Staples and Energy, coupled with the positive effect of an underweight allocation to materials. Positive stock selection within Consumer Staples was bolstered by Proya Cosmetics. Proya is a leading domestic Chinese beauty company with differentiated positioning in channels, brands, products, and regions (lower-tier cities), as well as solid execution. We expect Proya to be one of the key beneficiaries of the domestic substitution trend within China’s cosmetics and beauty industry, which is currently dominated by overseas brands, and to continue gaining share in this highly fragmented market. The share price strengthened after the company reported strong fiscal 2021 gains primarily attributed to its continued new product launches and expansion into increased online purchases.

Energy stock selection was also positive, driven by Parkland Corp. Parkland is a Canadian fuel retail company and benefits from a vertically integrated fuel downstream business model with large economies of scale. We expect the company should be able to achieve top-line organic growth in the low- to mid-single digits augmented by value-accretive mergers & acquisitions activity and steady margin improvement. The share price strengthened alongside rising commodity crude prices in the second quarter coupled with solid first quarter results with upbeat guidance for the second half of 2022.

Please refer to the Global Markets Review and Outlook relating to the Fund beginning on page 32.

56	Semiannual Report	June 30, 2022

International Small Cap Growth Fund

Performance Highlights (Unaudited)

Average Annual Total Returns through 6/30/2022

	Year to Date	1 Year	3 Year	5 Year	10 Year
Class N	(38.95)%	(36.91)%	(0.62)%	(0.05)%	4.78%
Class I	(38.87)	(36.74)	(0.35)	0.24	5.08
Class R6	(38.79)	(36.64)	(0.21)	0.34	5.22
MSCI ACW ex-U.S. Small Cap Index (net)	(22.92)	(22.45)	2.94	2.55	6.22

Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are average annual total returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272, or visit our Web site at www.williamblairfunds.com. From time to time, the investment adviser may waive fees or reimburse expenses for the Fund. Without these waivers/reimbursements, performance would be lower. Investing in smaller companies involves special risks, including higher volatility and lower liquidity. Smaller capitalization stocks are also more sensitive to purchase/sale transactions and changes in the issuer’s financial condition. International investing involves special risk considerations, including currency fluctuations, lower liquidity, economic and political risk. Class N shares are not subject to a sales load. Class I shares are not subject to a sales load or distribution (Rule 12b-1) fees. Class R6 shares are not subject to a sales load, distribution (Rule 12b-1) fees, or sub-transfer agent fees.

The performance highlights and graph presented above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Morgan Stanley Capital International (MSCI) All Country World (ACW) ex-U.S. Small Cap Index (net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of small capitalization developed and emerging markets, excluding the United States. This index approximates the minimum possible dividend reinvestment by deducting for the highest possible withholding tax rates of those markets.

This report identifies the Fund’s investments on June 30, 2022. These holdings are subject to change. Not all stocks in the Fund performed the same, nor is there any guarantee that these stocks will perform as well in the future. Market forecasts provided in this report may not necessarily come to pass.

Sector Diversification (Unaudited)

The sector diversification shown is based on the total long-term securities.

June 30, 2022	William Blair Funds	57

International Small Cap Growth Fund

Portfolio of Investments, June 30, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Europe, Mid-East—33.2%
	Belgium—1.7%
	Melexis N.V. (Semiconductors & semiconductor equipment)	40,483	$2,904
	Warehouses De Pauw CVA (Equity REIT)	37,908	1,192
			4,096
	Denmark—1.1%
	Royal Unibrew A/S (Beverages)	30,306	2,683
	Finland—1.5%
*	Musti Group Oyj (Specialty retail)	105,321	1,881
	Valmet Oyj (Machinery)	70,402	1,727
			3,608
	Germany—2.7%
	CompuGroup Medical SE & Co. KgaA (Health care technology)	32,748	1,395
*	CTS Eventim AG & Co. KGaA (Entertainment)	67,759	3,550
	Siltronic AG (Semiconductors & semiconductor equipment)	19,416	1,443
			6,388
	Israel—1.7%
*	Inmode, Ltd. (Health care equipment & supplies)†	147,376	3,303
	Maytronics, Ltd. (Household durables)	43,021	605
			3,908
	Italy—4.3%
	Amplifon SpA (Health care providers & services)	33,164	1,017
	Ariston Holding N.V. (Household durables)	433,532	3,550
	Azimut Holding SpA (Capital markets)	45,775	796
	Brembo SpA (Auto components)	141,523	1,375
	Brunello Cucinelli SpA (Textiles, apparel & luxury goods)	38,465	1,732
	Carel Industries SpA (Building products)	85,750	1,704
			10,174
	Netherlands—0.8%
	BE Semiconductor Industries N.V. (Semiconductors & semiconductor equipment)	37,793	1,817
	Norway—1.8%
*	AutoStore Holdings, Ltd. (Machinery)	416,862	592
	Gjensidige Forsikring ASA (Insurance)	97,758	1,980
	TOMRA Systems ASA (Commercial services & supplies)	82,594	1,532
			4,104
	Spain—1.7%
	EDP Renovaveis S.A. (Independent power & renewable electricity producers)	117,212	2,766
*	Solaria Energia y Medio Ambiente S.A. (Independent power & renewable electricity producers)	61,067	1,296
			4,062

	Issuer	Shares	Value

	Common Stocks—(continued)

	Europe, Mid-East—(continued)
	Sweden—11.7%
	AddTech AB Class “B” (Trading companies & distributors)	134,192	$1,750
	Arjo AB Class “B” (Health care equipment & supplies)	186,648	1,180
	Beijer Ref AB (Trading companies & distributors)	166,465	2,276
	Biotage AB (Life sciences tools & services)	145,871	2,581
	Bravida Holding AB (Commercial services & supplies)	16,455	143
	Bufab AB (Trading companies & distributors)	47,652	1,234
	Fortnox AB (Software)	445,470	2,047
	Hemnet Group AB (Interactive Media & Services)	114,889	1,412
	Investment AB Latour Class “B” (Industrial conglomerates)	98,549	1,949
	Lagercrantz Group AB Class “B” (Electronic equipment, instruments & components)	215,462	1,745
	Lifco AB Class “B” (Industrial conglomerates)	138,984	2,232
	MIPS AB (Leisure products)	60,615	2,644
	Nolato AB Class “B” (Industrial conglomerates)	213,467	1,148
*	Sdiptech AB Class “B” (Commercial services & supplies)	70,643	1,634
	Sweco AB Class “B” (Construction & engineering)	162,722	1,691
	Vitrolife AB (Biotechnology)	80,285	1,846
			27,512
	Switzerland—4.2%
	Galenica AG (Health care providers & services)	46,102	3,540
	Kardex Holding AG (Machinery)	19,905	3,307
*	Siegfried Holding AG (Life sciences tools & services)	4,538	2,899
			9,746

	Emerging Asia—16.7%
	China—3.6%
	Chacha Food Co., Ltd. Class “A” (Food products)	491,600	4,181
	Proya Cosmetics Co., Ltd. Class “A” (Personal products)	173,444	4,279
			8,460
	India—7.4%
*	Aavas Financiers, Ltd. (Thrifts & mortgage finance)	86,701	2,231
*	Affle India, Ltd. (Media)	60,557	817
*	AU Small Finance Bank, Ltd. (Banks)	731,686	5,476
	Info Edge India, Ltd. (Interactive Media & Services)	43,428	2,084

See accompanying Notes to Financial Statements.

58	Semiannual Report	June 30, 2022

International Small Cap Growth Fund

Portfolio of Investments, June 30, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Emerging Asia—(continued)
	India—(continued)
*	Motherson Sumi Wiring India, Ltd. (Auto components)	2,222,488	$1,978
	Samvardhana Motherson International, Ltd. (Auto components)	2,555,955	3,813
	UPL, Ltd. (Chemicals)	126,131	1,012
			17,411
	Indonesia—1.2%
	Ace Hardware Indonesia Tbk PT (Specialty retail)	22,834,900	1,181
	Bank Negara Indonesia Persero Tbk PT (Banks)	3,302,500	1,740
			2,921
	Malaysia—0.6%
	MR DIY Group M Bhd (Specialty retail)	3,155,900	1,482
	South Korea—0.7%
	Koh Young Technology, Inc. (Semiconductors & semiconductor equipment)	154,466	1,677
	Taiwan—3.2%
	ASPEED Technology, Inc. (Semiconductors & semiconductor equipment)	17,600	1,125
	Tripod Technology Corporation (Electronic equipment, instruments & components)	775,000	2,906
	Voltronic Power Technology Corporation (Electrical equipment)	69,451	3,375
			7,406

	Japan—16.2%
	BayCurrent Consulting, Inc. (Professional services)	14,400	3,831
	Benefit One, Inc. (Professional services)	193,500	2,601
	Food & Life Cos., Ltd. (Hotels, restaurants & leisure)	132,100	2,820
	GMO Payment Gateway, Inc. (IT services)	25,200	1,774
	Harmonic Drive Systems, Inc. (Machinery)	101,600	2,962
	Japan Elevator Service Holdings Co., Ltd. (Commercial services & supplies)	194,200	2,021
	JINS Holdings, Inc. (Specialty retail)	38,500	1,209
	Meitec Corporation (Professional services)	145,800	2,350
	Rakus Co., Ltd. (Software)	200,300	2,360
	SCSK Corporation (IT services)	156,300	2,645
*	SHIFT, Inc. (IT services)	26,100	3,397
	SMS Co., Ltd. (Professional services)	193,600	3,815
	TechnoPro Holdings, Inc. (Professional services)	224,900	4,504
	TIS, Inc. (IT services)	74,000	1,939
			38,228

	Issuer	Shares	Value

	Common Stocks—(continued)

	United Kingdom—13.6%
	AVEVA Group plc (Software)	30,198	$828
	Beazley plc (Insurance)	806,842	4,901
	Burford Capital, Ltd. (Diversified financial services)	193,094	1,892
	CVS Group plc (Health care providers & services)	64,726	1,305
	Diploma plc (Trading companies & distributors)	121,837	3,304
	Greggs plc (Hotels, restaurants & leisure)	72,108	1,587
	IntegraFin Holdings plc (Capital markets)	415,246	1,136
*	Kin & Carta plc (IT services)	342,279	731
	Pets at Home Group plc (Specialty retail)	456,273	1,706
	Renishaw plc (Electronic equipment, instruments & components)	68,495	2,975
	Rotork plc (Machinery)	1,057,475	3,097
	Safestore Holdings plc (Equity REIT)	323,533	4,179
	Softcat plc (IT services)	269,437	4,320
			31,961

	Emerging Latin America—7.3%
	Brazil—2.9%
	Arezzo Industria e Comercio S.A. (Textiles, apparel & luxury goods)	244,200	3,245
	Pet Center Comercio e Participacoes S.A. (Specialty retail)	857,092	1,626
	TOTVS S.A. (Software)	438,400	1,949
			6,820
	Mexico—4.4%
	Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Transportation infrastructure)	912,800	5,831
	Grupo Aeroportuario del Sureste S.A.B. de C.V. Class “B” (Transportation infrastructure)	161,530	3,184
	Regional S.A.B. de C.V. (Banks)	307,800	1,462
			10,477

	Canada—4.9%
	EQB, Inc. (Thrifts & mortgage finance)	45,371	1,874
*	Kinaxis, Inc. (Software)	30,021	3,241
	Parkland Corporation (Oil, gas & consumable fuels)	166,990	4,535
	Richelieu Hardware, Ltd. (Trading companies & distributors)	72,453	1,896
			11,546

	Emerging Europe, Mid-East, Africa—3.1%
	Greece—0.5%
	JUMBO S.A. (Specialty retail)	85,584	1,243
	South Africa—2.0%
	Clicks Group, Ltd. (Food & staples retailing)	201,648	3,388
	The Bidvest Group, Ltd. (Industrial conglomerates)	99,980	1,288
			4,676

See accompanying Notes to Financial Statements.

June 30, 2022	William Blair Funds	59

International Small Cap Growth Fund

Portfolio of Investments, June 30, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value

	Common Stocks—(continued)

	Emerging Europe, Mid-East, Africa—(continued)
	United Arab Emirates—0.6%
*	Network International Holdings plc (IT services)	577,547	$1,327

	Asia—2.4%
	Australia—1.4%
	Domino’s Pizza Enterprises, Ltd. (Hotels, restaurants & leisure)	7,416	348
	Netwealth Group, Ltd. (Capital markets)	94,475	793
	Pro Medicus, Ltd. (Health care technology)	69,779	2,035
			3,176
	New Zealand—1.0%
	Mainfreight, Ltd. (Air freight & logistics)	54,458	2,377
	Total Common Stocks—97.4% (cost $268,782)		229,286

	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.240% dated 6/30/22, due 7/1/22, repurchase price $6,440, collateralized by U.S. Treasury Note, 1.625%, due 05/15/31, valued at $6,568	$6,439	6,439
	Total Repurchase Agreement—2.7% (cost $6,439)		6,439
	Total Investments—100.1% (cost $275,221)		235,725
	Liabilities, plus cash and other assets—(0.1)%		(292)
	Net assets—100.0%		$235,433

REIT = Real Estate Investment Trust

* = Non-income producing security

† = U.S. listed foreign security

At June 30, 2022, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Industrials	30.4%
Information Technology	18.8%
Consumer Discretionary	14.8%
Financials	10.6%
Health Care	9.2%
Consumer Staples	6.3%
Communication Services	3.4%
Real Estate	2.3%
Energy	2.0%
Utilities	1.8%
Materials	0.4%
Total	100.0%

At June 30, 2022, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Japanese Yen	16.7%
British Pound Sterling	14.5%
Euro	13.7%
Swedish Krona	12.0%
Indian Rupee	7.6%
Canadian Dollar	5.0%
Mexican Peso	4.6%
Swiss Franc	4.3%
Chinese Yuan Renminbi	3.7%
New Taiwan Dollar	3.2%
Brazilian Real	3.0%
South African Rand	2.0%
Norwegian Krone	1.8%
U.S. Dollar	1.4%
Australian Dollar	1.4%
Indonesian Rupiah	1.3%
Danish Krone	1.2%
New Zealand Dollar	1.0%
All Other Currencies	1.6%
Total	100.0%

See accompanying Notes to Financial Statements.

60	Semiannual Report	June 30, 2022

Emerging Markets Leaders Fund

The Emerging Markets Leaders Fund seeks long-term capital appreciation.

AN OVERVIEW FROM THE PORTFOLIO MANAGERS

Todd M. McClone, CFA Kenneth J. McAtamney Hugo Scott-Gall

The William Blair Emerging Markets Leaders Fund (Class N shares) (the “Fund”) posted a 23.48% decrease, net of fees, for the six months ended June 30, 2022. By comparison, the Fund’s benchmark index, the MSCI Emerging Markets Index (net) (the “Index”), decreased 17.63%.

Six-month underperformance versus the Index was driven by negative stock selection effect within Communication Services, Consumer Discretionary, and Information Technology. Within Communication Services, Yandex, a Russian internet platform, and SEA, a Southeast Asia gaming and e-commerce company, dragged down relative performance. Within Consumer Discretionary, e-commerce names were notable detractors; in particular, MercadoLibre and Coupang were dragged down by performance in the second quarter. Globant and Mediatek, within the IT services and semiconductor industries, respectively, weighed on the Information Technology sector’s relative performance.

Yandex fell sharply along with Russian equities on the back of the country’s invasion of Ukraine. We exited the position in February 2022. SEA underperformed amid market rotation and weaker fundamental results, with slowing growth in the core gaming segment and continued investments into new markets, which added to investor concerns about Indian market restrictions and management’s capital-allocation discipline. Mediatek continued robust financial results; however, the share price declined as broader consumer weakness and slower incremental 5G adoption suggest rising risk to 2022-2023 expectations.

Partially offsetting these effects was positive stock selection within the Energy sector, coupled with the overweight allocation to Consumer Staples and Industrials. Within Energy, Reliance Industries bolstered relative performance as the company delivered very strong results, benefiting from robust retail trends amid India reopening, rising gas prices, and wireless tariff increases. We believe that Reliance’s transformation from an asset-heavy, cyclical energy business to more diversified, end-consumer businesses with large and expanding total addressable markets is under-appreciated and will continue to drive strong growth and returns over the long term while the commodity business will continue to provide earnings support in the near term.

Please refer to the Global Markets Review and Outlook relating to the Fund beginning on page 32.

June 30, 2022	William Blair Funds	61

Emerging Markets Leaders Fund

Performance Highlights (Unaudited)

Average Annual Total Returns through 6/30/2022

	Year to Date	1 Year	3 Year	5 Year	10 Year
Class N	(23.48)%	(31.88)%	(0.48)%	2.22%	2.87%
Class I	(23.30)	(31.66)	(0.22)	2.49	3.16
Class R6	(23.23)	(31.56)	(0.13)	2.55	3.25
MSCI Emerging Markets Index (net)	(17.63)	(25.28)	0.57	2.18	3.06

Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are average annual total returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272, or visit our Web site at www.williamblairfunds.com. International investing involves special risk considerations, including currency fluctuations, lower liquidity, economic and political risk. These risks may be magnified when investing in emerging markets. From time to time, the investment adviser may waive fees or reimburse expenses for the Fund. Without these waivers/reimbursements, performance would be lower. Class N shares are not subject to a sales load. Class I shares are not subject to a sales load or distribution (Rule 12b-1) fees. Class R6 shares are not subject to a sales load, distribution (Rule 12b-1) fees, or sub-transfer agent fees.

The performance highlights and graph presented above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Morgan Stanley Capital International (MSCI) Emerging Markets Index (net) is a free float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. This index approximates the minimum possible dividend reinvestment by deducting for the highest possible withholding tax rates of those markets.

This report identifies the Fund’s investments on June 30, 2022. These holdings are subject to change. Not all stocks in the Fund performed the same, nor is there any guarantee that these stocks will perform as well in the future. Market forecasts provided in this report may not necessarily come to pass.

Sector Diversification (Unaudited)

The sector diversification shown is based on the total long-term securities.

62	Semiannual Report	June 30, 2022

Emerging Markets Leaders Fund

Portfolio of Investments, June 30, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Emerging Asia—73.3%
	China—33.2%
*	Alibaba Group Holding, Ltd. (Internet & direct marketing retail)	1,123,628	$16,024
	China Merchants Bank Co., Ltd. Class “H” (Banks)	2,017,000	13,495
*	China Tourism Group Duty Free Corporation, Ltd. Class “A” (Specialty retail)	352,056	12,250
	Foshan Haitian Flavouring & Food Co., Ltd. Class “A” (Food products)	570,701	7,703
	JD.com, Inc. Class “A” (Internet & direct marketing retail)	142,054	4,577
	Kweichow Moutai Co., Ltd. Class “A” (Beverages)	39,059	11,932
	Midea Group Co., Ltd. Class “A” (Household durables)	909,300	8,203
	Shenzhen Inovance Technology Co., Ltd. Class “A” (Machinery)	523,100	5,147
	Shenzhou International Group Holdings, Ltd. (Textiles, apparel & luxury goods)	211,200	2,558
	Silergy Corporation (Semiconductors & semiconductor equipment)	28,000	2,255
	Suzhou Maxwell Technologies Co., Ltd. Class “A” (Electrical equipment)	112,200	8,228
	Tencent Holdings, Ltd. (Interactive Media & Services)	451,400	20,387
	TravelSky Technology, Ltd. Class “H” (IT services)	2,971,000	5,770
	Wuxi Lead Intelligent Equipment Co., Ltd. Class “A” (Machinery)	786,169	7,420
*	Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class “A” (Pharmaceuticals)	107,800	5,745
			131,694
	India—22.1%
	Asian Paints, Ltd. (Chemicals)	84,060	2,854
	Bajaj Finance, Ltd. (Consumer finance)	84,800	5,790
	Britannia Industries, Ltd. (Food products)	93,334	4,067
	Havells India, Ltd. (Electrical equipment)	211,314	2,917
	HDFC Bank, Ltd. (Banks)	667,188	11,355
	Housing Development Finance Corporation, Ltd. (Thrifts & mortgage finance)	233,247	6,362
	Infosys, Ltd. (IT services)	691,950	12,788
*	InterGlobe Aviation, Ltd. (Airlines)	303,074	6,177
*	Motherson Sumi Wiring India, Ltd. (Auto components)	931,670	829
*	Reliance Industries, Ltd. (Oil, gas & consumable fuels)	766,267	25,121
*	UPL, Ltd. (Chemicals)	1,145,512	9,190
			87,450
	Indonesia—5.5%
	Bank Central Asia Tbk PT (Banks)	28,834,500	14,033
	Bank Rakyat Indonesia Persero Tbk PT (Banks)	22,642,300	6,307
*	Sea, Ltd.—ADR (Entertainment)	24,903	1,665
			22,005

	Issuer	Shares	Value

	Common Stocks—(continued)

	Emerging Asia—(continued)
	South Korea—0.8%
	Kakao Corporation (Interactive Media & Services)	60,891	$3,278
	Taiwan—10.5%
*	Airtac International Group (Machinery)	182,000	6,066
*	E.Sun Financial Holding Co., Ltd. (Banks)	5,003,267	4,880
	eMemory Technology, Inc. (Semiconductors & semiconductor equipment)	61,000	2,123
	MediaTek, Inc. (Semiconductors & semiconductor equipment)	247,000	5,408
	Taiwan Semiconductor Manufacturing Co., Ltd.—ADR (Semiconductors & semiconductor equipment)	283,060	23,140
			41,617
	Thailand—1.2%
	Bangkok Dusit Medical Services PCL Class “F” (Health care providers & services)	6,536,600	4,622

	Emerging Latin America—20.6%
	Argentina—4.0%
*	Globant S.A. (IT services)†	47,592	8,281
*	MercadoLibre, Inc. (Internet & direct marketing retail)	12,203	7,772
			16,053
	Brazil—7.6%
	B3 S.A. - Brasil Bolsa Balcao (Capital markets)	3,798,600	7,955
*	Locaweb Servicos de Internet S.A. (IT services)	1,511,000	1,623
	Raia Drogasil S.A. (Food & staples retailing)	783,900	2,876
	Rumo S.A. (Road & rail)	1,628,800	4,970
	TOTVS S.A. (Software)	1,265,200	5,623
	WEG S.A. (Electrical equipment)	1,376,400	6,957
			30,004
	Mexico—7.0%
	Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class “B” (Transportation infrastructure)	1,058,700	14,801
	Wal-Mart de Mexico S.A.B. de C.V. (Food & staples retailing)	3,742,800	12,879
			27,680
	Peru—1.4%
	Credicorp, Ltd. (Banks)†	46,180	5,537
	Uruguay—0.6%
*	Dlocal, Ltd. (IT services)†	92,009	2,415

	Emerging Mid-East, Africa—4.3%
	South Africa—4.1%
	Capitec Bank Holdings, Ltd. (Banks)	85,222	10,383
	Clicks Group, Ltd. (Food & staples retailing)	363,819	6,112
			16,495

See accompanying Notes to Financial Statements.

June 30, 2022	William Blair Funds	63

Emerging Markets Leaders Fund

Portfolio of Investments, June 30, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value

	Common Stocks—(continued)

	Emerging Mid-East, Africa—(continued)
	United Arab Emirates—0.2%
*	Network International Holdings plc (IT services)	309,044	$710
	Total Common Stocks—98.2% (cost $431,390)		389,560

	Repurchase Agreement
	Fixed Income Clearing Corporation, 0.240% dated 6/30/22, due 7/1/22, repurchase price $3,263, collateralized by U.S. Treasury Note, 1.625%, due 05/15/31, valued at $3,328	$3,263	3,263
	Total Repurchase Agreement—0.8% (cost $3,263)		3,263
	Total Investments—99.0% (cost $434,653)		392,823
	Cash and other assets, less liabilities—1.0%		3,793
	Net assets—100.0%		$396,616

ADR = American Depository Receipt

* = Non-income producing security

† = U.S. listed foreign security

At June 30, 2022, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Financials	22.1%
Information Technology	18.0%
Industrials	16.1%
Consumer Discretionary	13.4%
Consumer Staples	11.7%
Communication Services	6.5%
Energy	6.4%
Materials	3.1%
Health Care	2.7%
Total	100.0%

At June 30, 2022, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Indian Rupee	22.5%
Chinese Yuan Renminbi	17.1%
Hong Kong Dollar	16.1%
U.S. Dollar	12.5%
Brazilian Real	7.7%
Mexican Peso	7.1%
New Taiwan Dollar	5.3%
Indonesian Rupiah	5.2%
South African Rand	4.3%
Thai Baht	1.2%
All Other Currencies	1.0%
Total	100.0%

See accompanying Notes to Financial Statements.

64	Semiannual Report	June 30, 2022

Emerging Markets Growth Fund

The Emerging Markets Growth Fund seeks long-term capital appreciation.

AN OVERVIEW FROM THE PORTFOLIO MANAGERS

Todd M. McClone, CFA Casey K. Preyss, CFA Vivian Lin Thurston, CFA

The William Blair Emerging Markets Growth Fund (Class N shares) (the “Fund”) posted a 28.04% decrease, net of fees, for the six months ended June 30, 2022. By comparison, the Fund’s benchmark index, the MSCI Emerging Markets IMI (net) (the “Index”), decreased 17.94%.

Six-month underperformance versus the Index was driven by negative stock selection effect within Information Technology, Financials, Consumer Discretionary, and Communication Services.

Information Technology was dragged down by semiconductor names, in particular- Silergy and Mediatek. Silergy is the market leader in China for analog semiconductors and in our view remains a beneficiary of structural growth in demand from automobile, cloud, and 5G end-markets, as well as a localization trend. The stock price weakened amid a deteriorated demand backdrop. Mediatek, a Taiwanese semiconductor design company, continued to deliver strong results on the back of stable 5G pricing and continued market share gain; however, unit growth expectations are decelerating amid broader consumer weakness and slower incremental 5G adoption. Within the Financials sector, TCS Group and OTP Bank hindered relative results. TCS Group, the leading Russian digital financial services company, and OTP Bank, the largest bank in Hungary with exposure to Eastern Europe, fell sharply due to the Russia–Ukraine conflict. We exited both positions in the wake of Russia’s invasion of Ukraine. MercadoLibre was the main detractor within the Consumer Discretionary sector, dragged down by the share underperformance in the second quarter. Within Communication Services, internet platforms Yandex of Russia and Kakao of Korea detracted the most. We sold Yandex to eliminate Russia exposure. Kakao’s share price declined amid market concerns related to increasing labor cost and management’s focus on content investments.

Partially offsetting these effects was positive stock selection within the energy sector bolstered by strong relative performance from Reliance Industries. The company delivered very strong results in the first quarter, benefiting from robust retail trends amid India reopening, rising gas prices, and wireless tariff increases. We believe that the company’s transformation from an asset-heavy, cyclical energy business to more diversified, end-consumer businesses with large and expanding total addressable markets is under-appreciated and will continue to drive strong growth and returns over the long term while commodity business will continue to provide earnings support in the near term.

Please refer to the Global Markets Review and Outlook relating to the Fund beginning on page 32.

June 30, 2022	William Blair Funds	65

Emerging Markets Growth Fund

Performance Highlights (Unaudited)

Average Annual Total Returns through 6/30/2022
	Year to Date	1 Year	3 Year	5 Year	10 Year
Class N	(28.04)%	(32.86)%	4.75%	4.55%	4.64%
Class I	(27.95)	(32.68)	5.03	4.82	4.90
Class R6	(27.93)	(32.62)	5.11	4.91	5.03
MSCI Emerging Markets IMI (net)	(17.94)	(24.75)	1.15	2.33	3.20

Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are average annual total returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272, or visit our Web site at www.williamblairfunds.com. From time to time, the investment adviser may waive fees or reimburse expenses for the Fund. Without these waivers/reimbursements, performance would be lower. International investing involves special risk considerations, including currency fluctuations, lower liquidity, economic and political risk. These risks may be magnified when investing in emerging markets. Class N shares are not subject to a sales load. Class I shares are not subject to a sales load or distribution (Rule 12b-1) fees. Class R6 shares are not subject to a sales load, distribution (Rule 12b-1) fees, or sub-transfer agent fees.

The performance highlights and graph presented above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Morgan Stanley Capital International (MSCI) Emerging Markets Investable Market Index (IMI) (net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of emerging markets. This index approximates the minimum possible dividend reinvestment by deducting for the highest possible withholding tax rates of those markets.

This report identifies the Fund’s investments on June 30, 2022. These holdings are subject to change. Not all stocks in the Fund performed the same, nor is there any guarantee that these stocks will perform as well in the future. Market forecasts provided in this report may not necessarily come to pass.

Sector Diversification (Unaudited)

The sector diversification shown is based on the total long-term securities.

66	Semiannual Report	June 30, 2022

Emerging Markets Growth Fund

Portfolio of Investments, June 30, 2022 (all dollar amounts in thousands) (unaudited)

Issuer	Shares	Value

Common Stocks

Emerging Asia—75.4%
China—25.0%
ANTA Sports Products, Ltd. (Textiles, apparel & luxury goods)	361,000	$4,435
Bank of Chengdu Co., Ltd. Class “A” (Banks)	2,188,835	5,421
Bank of Ningbo Co., Ltd. Class “A” (Banks)	1,788,700	9,568
Chacha Food Co., Ltd. Class “A” (Food products)	330,472	2,811
China Meidong Auto Holdings, Ltd. (Specialty retail)	1,036,000	3,261
China Merchants Bank Co., Ltd. Class “H” (Banks)	1,715,000	11,475
China Tourism Group Duty Free Corporation, Ltd. Class “A” (Specialty retail)	228,000	7,933
East Money Information Co., Ltd. Class “A” (Capital markets)	1,452,740	5,512
Huaneng Lancang River Hydropower, Inc. Class “A” (Independent power & renewable electricity producers)	2,447,900	2,556
Inner Mongolia Yili Industrial Group Co., Ltd. Class “A” (Food products)	684,700	3,984
JD.com, Inc. Class “A” (Internet & direct marketing retail)	510,921	16,460
Jiumaojiu International Holdings, Ltd. (Hotels, restaurants & leisure)	1,730,000	4,597
Kweichow Moutai Co., Ltd. Class “A” (Beverages)	37,774	11,539
Li Ning Co., Ltd. (Textiles, apparel & luxury goods)	1,097,000	10,164
Longshine Technology Group Co., Ltd. Class “A” (Software)	473,500	1,782
NARI Technology Co., Ltd. Class “A” (Electrical equipment)	627,120	2,529
NAURA Technology Group Co., Ltd. Class “A” (Semiconductors & semiconductor equipment)	56,800	2,351
NetEase, Inc. (Entertainment)	899,900	16,526
Proya Cosmetics Co., Ltd. Class “A” (Personal products)	228,820	5,646
Shenzhen Inovance Technology Co., Ltd. Class “A” (Machinery)	721,464	7,099
Silergy Corporation (Semiconductors & semiconductor equipment)	31,000	2,497
Suzhou Maxwell Technologies Co., Ltd. Class “A” (Electrical equipment)	69,307	5,083
Tencent Holdings, Ltd. (Interactive Media & Services)	288,960	13,051
Wuxi Lead Intelligent Equipment Co., Ltd. Class “A” (Machinery)	542,800	5,123
Yunnan Botanee Bio-Technology Group Co., Ltd. Class “A” (Personal products)	175,820	5,713
Yunnan Energy New Material Co., Ltd. Class “A” (Chemicals)	64,100	2,398
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class “A” (Pharmaceuticals)	71,500	3,810

	Issuer	Shares	Value

	Common Stocks—(continued)

	Emerging Asia—(continued)
	China—(continued)
	Zhejiang Jingsheng Mechanical & Electrical Co., Ltd. Class “A” (Semiconductors & semiconductor equipment)	420,890	$4,250
	Zhongsheng Group Holdings, Ltd. (Specialty retail)	526,000	3,710
			181,284
	India—19.3%
	Aarti Industries, Ltd. (Chemicals)	122,737	1,083
*	Affle India, Ltd. (Media)	88,205	1,190
*	Amber Enterprises India, Ltd. (Household durables)	34,521	978
*	APL Apollo Tubes, Ltd. (Metals & mining)	204,389	2,192
	Apollo Hospitals Enterprise, Ltd. (Health care providers & services)	83,015	3,857
	Asian Paints, Ltd. (Chemicals)	54,959	1,866
	Astral, Ltd. (Building products)	51,426	1,076
	Atul, Ltd. (Chemicals)	8,098	820
	Bajaj Finance, Ltd. (Consumer finance)	77,451	5,288
	Bata India, Ltd. (Textiles, apparel & luxury goods)	84,498	1,779
*	Clean Science & Technology, Ltd. (Chemicals)	28,157	533
	Computer Age Management Services, Ltd. (IT services)	62,374	1,784
	Crompton Greaves Consumer Electricals, Ltd. (Household durables)	246,091	1,063
	Dabur India, Ltd. (Personal products)	289,397	1,817
	Dixon Technologies India, Ltd. (Household durables)	23,178	1,046
	Escorts Kubota, Ltd. (Machinery)	69,597	1,273
*	Godrej Properties, Ltd. (Real estate management & development)	71,119	1,063
	Havells India, Ltd. (Electrical equipment)	133,164	1,838
	HDFC Bank, Ltd. (Banks)	664,063	11,301
	Hindustan Unilever, Ltd. (Personal products)	75,075	2,110
	Housing Development Finance Corporation, Ltd. (Thrifts & mortgage finance)	275,829	7,524
	Indian Energy Exchange Ltd. (Capital markets)	321,861	646
	Info Edge India, Ltd. (Interactive Media & Services)	16,298	782
	Infosys, Ltd. (IT services)	304,489	5,627
	JK Cement, Ltd. (Construction materials)	25,850	688
	Jubilant Foodworks, Ltd. (Hotels, restaurants & leisure)	124,927	811
	Kajaria Ceramics, Ltd. (Building products)	89,677	1,074
	KEI Industries, Ltd. (Electrical equipment)	155,753	2,269

See accompanying Notes to Financial Statements.

June 30, 2022	William Blair Funds	67

Emerging Markets Growth Fund

Portfolio of Investments, June 30, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Emerging Asia—(continued)
	India—(continued)
	Minda Industries, Ltd. (Auto components)	191,524	$2,241
	Nestle India, Ltd. (Food products)	9,008	1,974
	Pidilite Industries, Ltd. (Chemicals)	60,503	1,600
	Polycab India, Ltd. (Electrical equipment)	38,619	1,079
	Reliance Industries, Ltd. (Oil, gas & consumable fuels)	1,112,663	36,477
	SRF, Ltd. (Chemicals)	194,032	5,523
	Sun Pharmaceutical Industries, Ltd. (Pharmaceuticals)	244,639	2,574
	Tata Consultancy Services, Ltd. (IT services)	174,515	7,214
	Tata Consumer Products, Ltd. (Food products)	243,645	2,174
	Tata Elxsi, Ltd. (Software)	35,489	3,640
	Trent, Ltd. (Multiline retail)	166,863	2,296
	UPL, Ltd. (Chemicals)	531,989	4,268
	Varun Beverages, Ltd. (Beverages)	390,203	3,903
	Voltas, Ltd. (Construction & engineering)	151,903	1,867
			140,208
	Indonesia—5.7%
	Bank Central Asia Tbk PT (Banks)	40,520,095	19,720
	Bank Rakyat Indonesia Persero Tbk PT (Banks)	50,617,051	14,100
	PT Astra International Tbk (Automobiles)	9,781,600	4,350
	PT United Tractors Tbk (Oil, gas & consumable fuels)	1,711,100	3,262
			41,432
	Philippines—0.9%
	BDO Unibank, Inc. (Banks)	1,717,780	3,452
	International Container Terminal Services, Inc. (Transportation infrastructure)	1,045,980	3,500
			6,952
	South Korea—5.0%
	Chunbo Co., Ltd. (Chemicals)	1,882	302
	JYP Entertainment Corporation (Entertainment)	72,836	2,707
	Kakao Corporation (Interactive Media & Services)	34,840	1,876
	LEENO Industrial, Inc. (Semiconductors & semiconductor equipment)	16,247	1,627
	NAVER Corporation (Interactive Media & Services)	9,990	1,846
*	Samsung Biologics Co., Ltd. (Life sciences tools & services)	6,929	4,216
	Samsung Electronics Co., Ltd. (Technology hardware, storage & peripherals)	488,705	21,454
	Samsung SDI Co., Ltd. (Electronic equipment, instruments & components)	5,097	2,088
			36,116

Issuer	Shares	Value

Common Stocks—(continued)

Emerging Asia—(continued)
Taiwan—17.0%
Accton Technology Corporation (Communications equipment)	122,000	$979
Advantech Co., Ltd. (Technology hardware, storage & peripherals)	330,766	3,849
Airtac International Group (Machinery)	157,852	5,261
ASMedia Technology, Inc. (Semiconductors & semiconductor equipment)	41,000	1,537
ASPEED Technology, Inc. (Semiconductors & semiconductor equipment)	36,300	2,320
Chailease Holding Co., Ltd. (Diversified financial services)	1,567,190	10,990
Chroma ATE, Inc. (Electronic equipment, instruments & components)	371,000	1,909
E Ink Holdings, Inc. (Electronic equipment, instruments & components)	321,000	2,035
E.Sun Financial Holding Co., Ltd. (Banks)	12,342,646	12,038
Elite Material Co., Ltd. (Electronic equipment, instruments & components)	271,000	1,627
eMemory Technology, Inc. (Semiconductors & semiconductor equipment)	46,000	1,601
Feng TAY Enterprise Co., Ltd. (Textiles, apparel & luxury goods)	409,000	2,414
Lotes Co., Ltd. (Electronic equipment, instruments & components)	112,459	2,527
MediaTek, Inc. (Semiconductors & semiconductor equipment)	233,000	5,101
Parade Technologies, Ltd. (Semiconductors & semiconductor equipment)	62,000	2,398
Realtek Semiconductor Corporation (Semiconductors & semiconductor equipment)	88,000	1,074
Sinbon Electronics Co., Ltd. (Electronic equipment, instruments & components)	370,000	3,161
Taiwan Semiconductor Manufacturing Co., Ltd.—ADR (Semiconductors & semiconductor equipment)	509,241	41,630
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & semiconductor equipment)	884,000	14,152
Voltronic Power Technology Corporation (Electrical equipment)	100,586	4,888
Wiwynn Corporation (Technology hardware, storage & peripherals)	68,000	1,594
		123,085
Thailand—2.3%
Bangkok Dusit Medical Services PCL Class “F” (Health care providers & services)	6,409,400	4,532
Bumrungrad Hospital PCL (Health care providers & services)	534,100	2,704
Com7 PCL Class “F” (Specialty retail)	1,568,900	1,331
Kasikornbank PCL (Banks)	1,851,600	7,882
		16,449

See accompanying Notes to Financial Statements.

68	Semiannual Report	June 30, 2022

Emerging Markets Growth Fund

Portfolio of Investments, June 30, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Emerging Asia—(continued)
	Vietnam—0.2%
	Hoa Phat Group JSC (Metals & mining)	1,372,541	$1,316

	Emerging Latin America—10.2%
	Argentina—1.4%
*	Globant S.A. (IT services)†	31,662	5,509
*	MercadoLibre, Inc. (Internet & direct marketing retail)	7,114	4,531
			10,040
	Brazil—4.7%
	B3 S.A. - Brasil Bolsa Balcao (Capital markets)	1,332,200	2,790
	Itau Unibanco Holding S.A.—ADR (Banks)	3,070,003	13,140
	Localiza Rent a Car S.A. (Road & rail)	370,000	3,705
	Patria Investments, Ltd. Class “A” (Capital markets)†	172,473	2,280
	Raia Drogasil S.A. (Food & staples retailing)	871,400	3,197
	TOTVS S.A. (Software)	770,900	3,426
	Vinci Partners Investments, Ltd. Class “A” (Capital markets)†	195,411	2,091
	WEG S.A. (Electrical equipment)	717,741	3,627
			34,256
	Chile—0.2%
	Sociedad Quimica y Minera de Chile S.A.—ADR (Chemicals)	18,802	1,571
	Mexico—2.2%
	Wal-Mart de Mexico S.A.B. de C.V. (Food & staples retailing)	4,500,400	15,487
	Peru—1.3%
	Credicorp, Ltd. (Banks)†	79,980	9,590
	Uruguay—0.4%
*	Dlocal, Ltd. (IT services)†	116,452	3,057

	Emerging Europe, Mid-East, Africa—8.6%
	Kenya—0.1%
	Safaricom plc (Wireless telecommunication services)	3,332,094	704
	Poland—0.4%
*	Dino Polska S.A. (Food & staples retailing)	41,523	2,956
	Qatar—1.9%
	Qatar Islamic Bank S.A.Q. (Banks)	690,485	4,218
	Qatar National Bank QPSC (Banks)	1,722,418	9,450
			13,668
	Saudi Arabia—0.4%
	Dr Sulaiman Al Habib Medical Services Group Co. (Health care providers & services)	46,927	2,424
Issuer	Shares or Principal Amount	Value

Common Stocks—(continued)

Emerging Europe, Mid-East, Africa—(continued)
South Africa—4.4%
Capitec Bank Holdings, Ltd. (Banks)	138,709	$16,900
Clicks Group, Ltd. (Food & staples retailing)	301,246	5,061
Shoprite Holdings, Ltd. (Food & staples retailing)	407,968	4,962
The Bidvest Group, Ltd. (Industrial conglomerates)	404,155	5,206
		32,129
United Arab Emirates—1.4%
First Abu Dhabi Bank PJSC (Banks)	1,988,775	10,168
Total Common Stocks—94.2% (cost $671,409)		682,892

Repurchase Agreement
Fixed Income Clearing Corporation, 0.240% dated 6/30/22, due 7/1/22, repurchase price $14,469, collateralized by U.S. Treasury Note, 1.625%, due 05/15/31, valued at $14,758	$14,469	14,469
Total Repurchase Agreement—2.0% (cost $14,469)		14,469
Total Investments—96.2% (cost $685,878)		697,361
Cash and other assets, less liabilities—3.8%		27,896
Net assets—100.0%		$725,257

ADR = American Depository Receipt

* = Non-income producing security

† = U.S. listed foreign security

See accompanying Notes to Financial Statements.

June 30, 2022	William Blair Funds	69

Emerging Markets Growth Fund

Portfolio of Investments, June 30, 2022 (unaudited)

At June 30, 2022, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Financials	28.7%
Information Technology	22.5%
Consumer Discretionary	10.7%
Consumer Staples	10.7%
Industrials	8.3%
Energy	5.8%
Communication Services	5.7%
Health Care	3.5%
Materials	3.5%
Utilities	0.4%
Real Estate	0.2%
Total	100.0%

At June 30, 2022, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Indian Rupee	20.5%
Chinese Yuan Renminbi	13.9%
New Taiwan Dollar	12.3%
Hong Kong Dollar	12.3%
U.S. Dollar	12.2%
Indonesian Rupiah	6.1%
South Korean Won	5.3%
South African Rand	5.1%
Brazilian Real	2.4%
Thai Baht	2.4%
Mexican Peso	2.3%
Qatari Rial	2.0%
UAE Dirham	1.5%
Philippine Peso	1.0%
All Other Currencies	0.7%
Total	100.0%

See accompanying Notes to Financial Statements.

70	Semiannual Report	June 30, 2022

Emerging Markets Small Cap Growth Fund

The Emerging Markets Small Cap Growth Fund seeks long-term capital appreciation.

AN OVERVIEW FROM THE PORTFOLIO MANAGERS

Todd M. McClone, CFA Casey K. Preyss, CFA D.J. Neiman, CFA

The William Blair Emerging Markets Small Cap Growth Fund (Class N shares) (the “Fund”) posted a 27.08% decrease, net of fees, for the six months ended June 30, 2022. By comparison, the Fund’s benchmark index, the MSCI Emerging Markets Small Cap Index (net) (the “Index”), decreased 20.03%.

Six-month underperformance versus the Index was driven by a negative stock selection effect within Consumer Discretionary, Materials, Industrials, and Information Technology.

Within Consumer Discretionary, F&F New and Momo.com were the most notable detractors. F&F New is a Korean fashion brand with a strong and diverse brand portfolio including Major League Baseball and Discovery and a strong presence in China. Weaker sales amid COVID lockdowns and deteriorated consumer sentiment drove the share price underperformance. Momo.com is a Taiwanese e-commerce services company offering TV shopping and internet shopping services. A key beneficiary of COVID lockdowns, e-commerce growth in Taiwan has decelerated from 35% year-over-year to 17% year-over-year amid the country’s post-lockdown reopening. We believe that increased spending will be needed to secure growth, negatively impacting margins.

Hansol Chemical hampered relative results in the Materials sector. The company supplies a mix of components and consumables to large tech hardware customers. The company delivered weaker-than-expected results against cost pressure from higher oil and liquid natural gas prices, the fall in NB-latex price, and overall weaker end-market demand. Within Industrials, HeadHunter, a Russian online job recruitment platform, fell along with Russian equities on the back of the country’s invasion of Ukraine. Information Technology was dragged down by ASPEED Technology and Parade Technologies. Both semiconductor companies’ stock declines were primarily driven by the decelerating semiconductor cycle and softer demand outlook.

Partially offsetting these negative effects was the positive stock selection effect within Consumer Staples coupled with the overweighting allocation to Consumer Staples and underweighting allocation to Health Care. Within the Consumer Staples sector, Varun Beverages, Proya Cosmetics, and Yunnan Botanee Bio-tech were the most notable contributors to relative performance amid the strong stock performance in the second quarter.

Please refer to the Global Markets Review and Outlook relating to the Fund beginning on page 32.

June 30, 2022	William Blair Funds	71

Emerging Markets Small Cap Growth Fund

Performance Highlights (Unaudited)

Average Annual Total Returns through 6/30/2022
	Year to Date	1 Year	3 Year	5 Year	10 Year	Since Inception(a)
Class N	(27.08)%	(26.00)%	7.10%	3.71%	7.10%	—%
Class I	(26.99)	(25.83)	7.36	3.97	7.39	—
Class R6	(26.97)	(25.78)	7.42	4.04	—	6.21
MSCI Emerging Markets Small Cap Index (net)	(20.03)	(20.72)	5.78	3.48	4.31	3.26

(a)	Since inception is for the period from December 20, 2012 (Commencement of Operations) to June 30, 2022.

Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are average annual total returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272, or visit our Web site at www.williamblairfunds.com. From time to time, the investment adviser may waive fees or reimburse expenses for the Fund. Without these waivers/reimbursements, performance would be lower. International investing involves special risk considerations, including currency fluctuations, lower liquidity, economic and political risk. These risks may be magnified when investing in emerging markets. Smaller capitalization stocks are also more sensitive to purchase/sale transactions and changes in the issuer’s financial condition. Class N shares are not subject to a sales load. Class I shares are not subject to a sales load or distribution (Rule 12b-1) fees. Class R6 shares are not subject to a sales load, distribution (Rule 12b-1) fees, or sub-transfer agent fees.

The performance highlights and graph presented above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Morgan Stanley Capital International (MSCI) Emerging Markets Small Cap Index (net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of emerging markets. This index approximates the minimum possible dividend reinvestment by deducting for the highest possible withholding tax rates of those markets.

This report identifies the Fund’s investments on June 30, 2022. These holdings are subject to change. Not all stocks in the Fund performed the same, nor is there any guarantee that these stocks will perform as well in the future. Market forecasts provided in this report may not necessarily come to pass.

Sector Diversification (Unaudited)

The sector diversification shown is based on the total long-term securities.

72	Semiannual Report	June 30, 2022

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, June 30, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Emerging Asia—70.6%
	Cambodia—0.5%
*	NagaCorp, Ltd. (Hotels, restaurants & leisure)	2,068,000	$1,692
	China—20.3%
	By-health Co., Ltd. Class “A” (Personal products)	840,776	2,719
	Centre Testing International Group Co., Ltd. Class “A” (Professional services)	1,125,305	3,902
	Chacha Food Co., Ltd. Class “A” (Food products)	709,871	6,037
	China Meidong Auto Holdings, Ltd. (Specialty retail)	1,150,000	3,620
	CIFI Ever Sunshine Services Group, Ltd. (Real estate management & development)	2,238,000	2,852
	Ecovacs Robotics Co., Ltd. Class “A” (Household durables)	162,000	2,950
	Estun Automation Co., Ltd. Class “A” (Machinery)	405,000	1,482
	Huaneng Lancang River Hydropower, Inc. Class “A” (Independent power & renewable electricity producers)	2,816,700	2,941
	Jiumaojiu International Holdings, Ltd. (Hotels, restaurants & leisure)	2,679,000	7,118
	Longshine Technology Group Co., Ltd. Class “A” (Software)	725,400	2,730
	Proya Cosmetics Co., Ltd. Class “A” (Personal products)	494,349	12,198
	Suzhou Maxwell Technologies Co., Ltd. Class “A” (Electrical equipment)	119,923	8,794
	Yunnan Botanee Bio-Technology Group Co., Ltd. Class “A” (Personal products)	236,700	7,691
	Zhongsheng Group Holdings, Ltd. (Specialty retail)	468,500	3,305
			68,339
	India—28.0%
	Aarti Industries, Ltd. (Chemicals)	60,428	533
*	Aavas Financiers, Ltd. (Thrifts & mortgage finance)	101,578	2,614
*	Affle India, Ltd. (Media)	193,791	2,613
*	Amber Enterprises India, Ltd. (Household durables)	44,384	1,258
*	APL Apollo Tubes, Ltd. (Metals & mining)	237,719	2,550
	Apollo Hospitals Enterprise, Ltd. (Health care providers & services)	28,305	1,315
	Astral Poly Technik, Ltd. (Building products)	119,535	2,500
	Atul, Ltd. (Chemicals)	14,213	1,440
*	AU Small Finance Bank Ltd. (Banks)	814,914	6,099
	Balkrishna Industries, Ltd. (Auto components)	22,071	603
	Bata India, Ltd. (Textiles, apparel & luxury goods)	58,546	1,233

	Issuer	Shares	Value

	Common Stocks—(continued)

	Emerging Asia—(continued)
	India—(continued)
	Carborundum Universal, Ltd. (Chemicals)	218,443	$1,977
	Central Depository Services India, Ltd. (Capital markets)	124,234	1,751
	Century Plyboards India, Ltd. (Paper & forest products)	264,281	1,758
	Cholamandalam Investment and Finance Co., Ltd. (Consumer finance)	534,858	4,203
*	Clean Science & Technology, Ltd. (Chemicals)	70,747	1,339
	Computer Age Management Services, Ltd. (IT services)	44,510	1,273
	Dixon Technologies India, Ltd. (Household durables)	45,239	2,041
	Fine Organic Industries, Ltd. (Chemicals)	39,174	2,374
*	Godrej Properties, Ltd. (Real estate management & development)	50,921	761
	Havells India, Ltd. (Electrical equipment)	24,740	342
	KEI Industries, Ltd. (Electrical equipment)	353,447	5,148
	Laurus Labs, Ltd. (Pharmaceuticals)	129,484	762
*	Max Healthcare Institute, Ltd. (Health care providers & services)	376,571	1,748
	Minda Industries, Ltd. (Auto components)	131,184	1,535
	Navin Fluorine International, Ltd. (Chemicals)	24,544	1,138
*	Oberoi Realty, Ltd. (Real estate management & development)	228,910	2,116
	PI Industries, Ltd. (Chemicals)	13,256	427
	Pidilite Industries, Ltd. (Chemicals)	23,138	612
	Polycab India, Ltd. (Electrical equipment)	112,009	3,130
	Radico Khaitan, Ltd. (Beverages)	142,402	1,572
	Relaxo Footwears, Ltd. (Textiles, apparel & luxury goods)	70,682	866
	SRF, Ltd. (Chemicals)	180,811	5,147
	Sundram Fasteners, Ltd. (Auto components)	74,156	675
	Trent, Ltd. (Multiline retail)	471,387	6,486
	Tube Investments of India, Ltd. (Auto components)	165,697	3,881
*	V-Mart Retail, Ltd. (Multiline retail)	30,357	957
	Varun Beverages, Ltd. (Beverages)	1,198,275	11,987
	Vinati Organics, Ltd. (Chemicals)	91,621	2,291
	VIP Industries, Ltd. (Textiles, apparel & luxury goods)	397,672	3,144
			94,199
	Indonesia—4.0%
	PT Bank Negara Indonesia Persero Tbk (Banks)	11,031,900	5,813
	PT Bank Tabungan Pensiunan Nasional Syariah Tbk (Banks)	27,331,100	5,174
	PT United Tractors Tbk (Oil, gas & consumable fuels)	1,251,100	2,385
			13,372

See accompanying Notes to Financial Statements.

June 30, 2022	William Blair Funds	73

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, June 30, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Emerging Asia—(continued)
	Malaysia—0.9%
	MR DIY Group M Bhd (Specialty retail)	4,973,400	$2,336
	UWC BHD (Machinery)	1,150,200	858
			3,194
	Philippines—3.6%
	International Container Terminal Services, Inc. (Transportation infrastructure)	1,979,350	6,624
*	TDCX, Inc.—ADR (IT services)	123,354	1,141
	Wilcon Depot, Inc. (Specialty retail)	9,752,700	4,221
			11,986
	South Korea—2.3%
	Chunbo Co., Ltd. (Chemicals)	11,646	1,866
	F&F Co., Ltd. (Textiles, apparel & luxury goods)	37,649	3,900
	LEENO Industrial, Inc. (Semiconductors & semiconductor equipment)	19,723	1,975
	NICE Information Service Co., Ltd. (Professional services)	11,787	131
			7,872
	Taiwan—7.2%
	Airtac International Group (Machinery)	131,158	4,371
	ASMedia Technology, Inc. (Semiconductors & semiconductor equipment)	12,000	450
	ASPEED Technology, Inc. (Semiconductors & semiconductor equipment)	20,900	1,336
	Elite Material Co., Ltd. (Electronic equipment, instruments & components)	96,000	576
	eMemory Technology, Inc. (Semiconductors & semiconductor equipment)	8,000	279
	Lotes Co., Ltd. (Electronic equipment, instruments & components)	265,831	5,972
	Parade Technologies, Ltd. (Semiconductors & semiconductor equipment)	34,000	1,315
	Sinbon Electronics Co., Ltd. (Electronic equipment, instruments & components)	680,000	5,809
	Voltronic Power Technology Corporation (Electrical equipment)	88,507	4,301
			24,409
	Thailand—3.8%
	Bumrungrad Hospital PCL (Health care providers & services)	1,479,900	7,493
	Carabao Group PCL Class “F” (Beverages)	108,500	327
	Com7 PCL Class “F” (Specialty retail)	5,671,100	4,812
	Muangthai Capital PCL (Consumer finance)	269,200	325
			12,957
	Vietnam—0.0%
	Hoa Phat Group JSC (Metals & mining)	26	—	(a)

	Issuer	Shares	Value

	Common Stocks—(continued)

	Emerging Latin America—15.2%
	Brazil—8.4%
	Arezzo Industria e Comercio S.A. (Textiles, apparel & luxury goods)	440,100	$5,849
*	Azul S.A.—ADR (Airlines)	75,858	539
*	CI&T, Inc. Class “A” (IT services)†	61,250	618
	Cyrela Brazil Realty S.A. Empreendimentos e Participacoes (Household durables)	1,090,300	2,463
	Grupo SBF S.A. (Specialty retail)	1,070,600	3,872
*	Infracommerce CXAAS S.A. (IT services)	811,200	694
*	Locaweb Servicos de Internet S.A. (IT services)	1,549,578	1,664
	Lojas Quero Quero S (Specialty retail)	1,092,100	1,189
	Pet Center Comercio e Participacoes S.A. (Specialty retail)	1,858,406	3,526
*	Sequoia Logistica e Transportes S.A. (Air freight & logistics)	1,114,500	1,165
	TOTVS S.A. (Software)	1,478,200	6,570
			28,149
	Mexico—5.9%
	Banco del Bajio S.A. (Banks)	2,225,800	4,479
	Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Transportation infrastructure)	820,199	5,240
	Grupo Aeroportuario del Sureste S.A.B. de C.V. Class “B” (Transportation infrastructure)	437,355	8,621
	Regional S.A.B. de C.V. (Banks)	324,100	1,539
			19,879
	Uruguay—0.9%
*	Dlocal, Ltd. (IT services)†	116,849	3,067

	Emerging Europe, Mid-East, Africa—12.1%
	Greece—1.4%
	Terna Energy S.A. (Independent power & renewable electricity producers)	264,752	4,761
	Kazakhstan—0.6%
	Kaspi.KZ JSC—GDR (Consumer finance)	40,954	1,864
	Lithuania—0.3%
*	Baltic Classifieds Group plc (Interactive Media & Services)	699,798	1,111
	Poland—2.5%
*	Dino Polska S.A. (Food & staples retailing)	98,256	6,994
	ING Bank Slaski S.A. (Banks)	33,921	1,290
			8,284
	Romania—0.9%
	Banca Transilvania S.A. (Banks)	6,542,961	3,092

See accompanying Notes to Financial Statements.

74	Semiannual Report	June 30, 2022

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, June 30, 2022 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value

Common Stocks—(continued)

Emerging Europe, Mid-East, Africa—(continued)
Saudi Arabia—2.6%
Dr Sulaiman Al Habib Medical Services Group Co. (Health care providers & services)	105,509	$5,450
Mouwasat Medical Services Co. (Health care providers & services)	58,706	3,332
		8,782
South Africa—3.1%
Clicks Group, Ltd. (Food & staples retailing)	62,820	1,055
The Bidvest Group, Ltd. (Industrial conglomerates)	271,585	3,499
Transaction Capital, Ltd. (Consumer finance)	2,616,412	5,904
		10,458
United Arab Emirates—0.7%
Abu Dhabi National Oil Co. for Distribution PJSC (Specialty retail)	2,089,223	2,400
Total Common Stocks—97.9% (cost $362,227)		329,867

Repurchase Agreement
Fixed Income Clearing Corporation, 0.240% dated 6/30/22, due 7/1/22, repurchase price $2,701, collateralized by U.S. Treasury Note, 1.625%, due 05/15/31, valued at $2,755	$2,701	2,701
Total Repurchase Agreement—0.8% (cost $2,701)		2,701
Total Investments—98.7% (cost $364,928)		332,568
Cash and other assets, less liabilities—1.3%		4,399
Net assets—100.0%		$336,967

ADR = American Depository Receipt

GDR = Global Depository Receipt

* = Non-income producing security

(a) Amount is less than the minimum amount disclosed.

† = U.S. listed foreign security

At June 30, 2022, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Consumer Discretionary	23.1%
Industrials	18.4%
Consumer Staples	15.3%
Financials	13.4%
Information Technology	10.8%
Materials	7.1%
Health Care	6.1%
Utilities	2.3%
Real Estate	1.7%
Communication Services	1.1%
Energy	0.7%
Total	100.0%

At June 30, 2022, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Indian Rupee	28.6%
Chinese Yuan Renminbi	15.6%
Brazilian Real	8.2%
New Taiwan Dollar	7.4%
Mexican Peso	6.0%
South African Rand	5.8%
Hong Kong Dollar	5.6%
Indonesian Rupiah	4.1%
Thai Baht	3.9%
Philippine Peso	3.3%
Polish Zloty	2.5%
South Korean Won	2.4%
U.S. Dollar	2.2%
Euro	1.4%
All Other Currencies	3.0%
Total	100.0%

See accompanying Notes to Financial Statements

June 30, 2022	William Blair Funds	75

China Growth Fund

The China Growth Fund seeks long-term capital appreciation.

AN OVERVIEW FROM THE PORTFOLIO MANAGERS

Vivian Lin Thurston, CFA Casey K. Preyss, CFA

The William Blair China Growth Fund (Class I shares) (the “Fund”) posted a 18.72% decrease, net of fees, for the six months ended June 30, 2022. By comparison, the Fund’s benchmark index, the MSCI China All Shares Index (net) (the “Index”), decreased 11.77%.

Six-month underperformance versus the Index was primarily driven by style headwinds amid strong outperformance of low-valuation stocks. From a sector perspective, the portfolio’s lack of exposure to Energy and overweight to Information Technology were particularly detrimental. Style headwinds also drove negative stock selection across sectors, which was particularly acute in the Information Technology and Industrials sectors. Underperformance within Information Technology was driven by the portfolio’s exposure to technology hardware, particularly semiconductor manufacturers Silergy and Will Semiconductor. Silergy is the market leader in China for analog semiconductors and remains a beneficiary of structural growth in demand from automobile, cloud, and 5G end-markets as well as a localization trend. Will Semiconductor produces image sensors for smartphones, automotive, and other uses. Will Semiconductor is taking market share at the lower end of the technology spectrum as competitors on the leading edge reduce capacity. The stock price for the industry weakened against a deteriorated demand backdrop and rising costs.

Underperformance in Industrials was primarily driven by exposure to Contemporary Amperex Technology Ltd. (CATL). CATL manufactures batteries primarily for use in electric vehicles (“EV”), with a small amount used by utility companies and other large power users for stationary power storage. There are significant tailwinds for EV adoption in China and we believe CATL is well positioned to exploit the opportunity given its status as a domestic champion. Performance year-to-date has been pressured by increased costs for the raw materials used in battery production and headwinds for long-duration growth companies trading at high near-term valuations.

Partially offsetting those effects was an overweight in Consumer Staples anchored by Kweichow Moutai. Kweichow Moutai is the leader in the Baijiu industry, with the highest brand equity and strongest heritage. In 2022, Kweichow Moutai introduced new products, established the iMoutai e-commerce platform, expanded the distribution channel, and adopted a more proactive marketing strategy. This, combined with recovery in restocking and price increases, drove the share price higher.

Please refer to the Global Markets Review and Outlook relating to the Fund beginning on page 32.

76	Semiannual Report	June 30, 2022

China Growth Fund

Performance Highlights (Unaudited)

Average Annual Total Returns through 6/30/2022

	Year to Date	Since Inception(a)
Class I	(18.72)%	(22.30)%
Class R6	(18.72)	(22.30)
MSCI China All Shares Index (net)	(11.77)	(14.60)

(a)	Since inception is for the period from August 27, 2021 (Commencement of Operations) to June 30, 2022.

Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are average annual total returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272, or visit our Web site at www.williamblairfunds.com. From time to time, the investment adviser may waive fees or reimburse expenses for the Fund. Without these waivers/reimbursements, performance would be lower. International investing involves special risk considerations, including currency fluctuations, lower liquidity, economic and political risk. These risks may be magnified when investing in emerging markets. Smaller capitalization stocks are also more sensitive to purchase/sale transactions and changes in the issuer’s financial condition. Class I shares are not subject to a sales load or distribution (Rule 12b-1) fees. Class R6 shares are not subject to a sales load, distribution (Rule 12b-1) fees, or sub-transfer agent fees.

The performance highlights and graph presented above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The MSCI China All Shares Index (net) captures large and mid-cap representation across China A-shares, B-shares, H-shares, Red-chips, P-chips, and foreign listings. The index aims to reflect the opportunity set of China share classes listed in Hong Kong, Shanghai, Shenzhen, and outside of China. The Index is unmanaged, does not incur fees or expenses, and cannot be invested in directly.

This report identifies the Fund’s investments on June 30, 2022. These holdings are subject to change. Not all stocks in the Fund performed the same, nor is there any guarantee that these stocks will perform as well in the future. Market forecasts provided in this report may not necessarily come to pass.

Sector Diversification (Unaudited)

The sector diversification shown is based on the total long-term securities.

June 30, 2022	William Blair Funds	77

China Growth Fund

Portfolio of Investments, June 30, 2022 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value

	Common Stocks

	Emerging Asia—95.8%
	China—94.9%
	Aier Eye Hospital Group Co., Ltd. Class “A” (Health care providers & services)	13,268	$89
*	Alibaba Group Holding, Ltd. (Internet & direct marketing retail)	13,600	194
	Bank of Chengdu Co., Ltd. Class “A” (Banks)	13,300	33
	Bank of Ningbo Co., Ltd. Class “A” (Banks)	18,190	97
	Beijing Kingsoft Office Software, Inc. Class “A” (Software)	1,522	45
	China Meidong Auto Holdings, Ltd. (Specialty retail)	8,000	25
	China Merchants Bank Co., Ltd. Class “H” (Banks)	21,500	144
	China Tourism Group Duty Free Corporation, Ltd. Class “A” (Specialty retail)	5,400	188
	Chongqing Zhifei Biological Products Co., Ltd. Class “A” (Biotechnology)	1,200	20
	Contemporary Amperex Technology Co., Ltd. Class “A” (Electrical equipment)	1,400	112
	East Money Information Co., Ltd. Class “A” (Capital markets)	25,320	96
	Ecovacs Robotics Co., Ltd. Class “A” (Household durables)	2,300	42
	Foshan Haitian Flavouring & Food Co., Ltd. Class “A” (Food products)	11,210	151
	Hangzhou Tigermed Consulting Co., Ltd. Class “A” (Life sciences tools & services)	2,217	38
	Inner Mongolia Yili Industrial Group Co., Ltd. Class “A” (Food products)	10,300	60
	JD.com, Inc. Class “A” (Internet & direct marketing retail)	4,252	137
	Jiangsu Hengli Hydraulic Co., Ltd. Class “A” (Machinery)	4,900	45
	Jiumaojiu International Holdings, Ltd. (Hotels, restaurants & leisure)	14,000	37
	Juewei Food Co., Ltd. Class “A” (Food products)	3,600	31
	Kweichow Moutai Co., Ltd. Class “A” (Beverages)	700	214
	Li Ning Co., Ltd. (Textiles, apparel & luxury goods)	7,000	65
	Maxscend Microelectronics Co., Ltd. Class “A” (Electronic equipment, instruments & components)	1,600	32
*	Meituan Class “B” (Internet & direct marketing retail)	4,100	101
	NAURA Technology Group Co., Ltd. Class “A” (Semiconductors & semiconductor equipment)	1,400	58
	NetEase, Inc. (Entertainment)	5,600	103
	Ovctek China, Inc. Class “A” (Health care equipment & supplies)	5,200	44

	Issuer	Shares	Value

	Common Stocks—(continued)

	Emerging Asia—(continued)
	China—(continued)
	Proya Cosmetics Co., Ltd. Class “A” (Personal products)	2,420	$60
	SG Micro Corporation Class “A” (Semiconductors & semiconductor equipment)	1,950	53
	Shanghai M&G Stationery, Inc. Class “A” (Commercial services & supplies)	3,600	30
	Shenzhen Inovance Technology Co., Ltd. Class “A” (Machinery)	7,100	70
	Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class “A” (Health care equipment & supplies)	600	28
	Shenzhou International Group Holdings, Ltd. (Textiles, apparel & luxury goods)	2,000	24
	Silergy Corporation (Semiconductors & semiconductor equipment)	1,000	81
	Suzhou Maxwell Technologies Co., Ltd. Class “A” (Electrical equipment)	820	60
	Tencent Holdings, Ltd. (Interactive Media & Services)	6,500	294
*	Topchoice Medical Corporation Class “A” (Health care providers & services)	1,500	39
	Will Semiconductor Co., Ltd. Shanghai Class “A” (Semiconductors & semiconductor equipment)	1,600	41
	Wuliangye Yibin Co., Ltd. Class “A” (Beverages)	3,000	91
	WuXi AppTec Co., Ltd. Class “H” (Life sciences tools & services)	4,100	55
*	Wuxi Biologics Cayman, Inc. (Life sciences tools & services)	5,500	50
	Wuxi Lead Intelligent Equipment Co., Ltd. Class “A” (Machinery)	4,300	41
	Yonyou Network Technology Co., Ltd. Class “A” (Software)	9,800	32
	Yunnan Botanee Bio-Technology Group Co., Ltd. Class “A” (Personal products)	1,400	45
	Yunnan Energy New Material Co., Ltd. Class “A” (Chemicals)	1,600	60
	Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class “A” (Pharmaceuticals)	1,500	80
	Zhejiang Jingsheng Mechanical & Electrical Co., Ltd. Class “A” (Semiconductors & semiconductor equipment)	3,800	38
	Zhongsheng Group Holdings, Ltd. (Specialty retail)	6,500	46
			3,519
	Taiwan—0.9%
*	Airtac International Group (Machinery)	1,000	33

See accompanying Notes to Financial Statements.

78	Semiannual Report	June 30, 2022

China Growth Fund

Portfolio of Investments, June 30, 2022 (all dollar amounts in thousands) (unaudited)

Issuer	Shares	Value

Common Stocks—(continued)

Asia—3.3%
Hong Kong—3.3%
AIA Group, Ltd. (Insurance)	7,800	$85
Hong Kong Exchanges and Clearing, Ltd. (Capital markets)	800	39
		124
Total Common Stocks—99.1% (cost $4,353)		3,676
Total Investments—99.1% (cost $4,353)		3,676
Cash and other assets, less liabilities—0.9%		34
Net assets—100.0%		$3,710

* = Non-income producing security

At June 30, 2022, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Consumer Discretionary	23.5%
Consumer Staples	17.7%
Financials	13.4%
Health Care	12.1%
Communication Services	10.8%
Industrials	10.6%
Information Technology	10.3%
Materials	1.6%
Total	100.0%

At June 30, 2022, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

Chinese Yuan Renminbi	58.8%
Hong Kong Dollar	38.1%
New Taiwan Dollar	3.1%
Total	100.0%

See accompanying Notes to Financial Statements.

June 30, 2022	William Blair Funds	79

Emerging Markets Debt Market Review and Outlook

Emerging Markets (EM) Debt faced strong headwinds during the first half of the year as the Russia-Ukraine conflict created significant uncertainties for global investors. Moreover, a negative combination of factors—including rising inflationary pressures, the continuation of global supply-chain disruptions, ongoing monetary policy normalization, higher global rates, and rising economic growth risks—all weighed on investor sentiment. This led to outflows from EM Debt portfolios, widening EM Debt credit spreads, higher EM local bond yields, and to a lesser extent, weaker EM currencies—all amid high levels of market volatility.

In this environment, the credit spread of the J.P. Morgan Emerging Markets Bond Index Global Diversified (EMBIGD) widened by 175 basis points (bps) to 542 bps, producing a negative total return of 20.31% during the first half of 2022. There was broad weakness in credits across the investable universe with less than 140 bps of performance separating the returns of the high yield and investment grade segments. Regionally, the most negative, and direct, impact of the war in Ukraine was felt in the performance of the CEE-region, and later, high-yield, high-beta countries took the lead in the sell-off during the second quarter. Countries in the Middle East led returns in the first half by losing the least, followed by those in Asia and Latin America.

While the near-term outlook for global economic growth remains clouded by a combination of recession fears, still-strong inflationary pressures, and prospects of faster monetary policy tightening globally, we now expect an improvement in investor sentiment during the summer and have recently upgraded our medium-term views of EM Debt.

We expect inflationary pressures to start to dissipate soon, particularly in the United States, where a combination of stabilizing energy and food prices, improving global supply chain dynamics, a strong U.S. dollar, and softening economic conditions should drive inflation lower in the coming months. Declining inflation should allow for a less aggressive Federal Reserve hiking cycle, in turn leading to lower U.S. Treasury yields and reduced risks of an economic recession.

In EMs, we believe the fundamental backdrop remains constructive despite less favorable near-term fiscal and debt dynamics driven by softer economic conditions. External accounts should remain well supported by high commodity prices in most countries. While there are pockets of fundamental weaknesses, especially among some energy- and food- importing countries, overall, we believe the asset class is well positioned to withstand a period of weaker global growth. It is important to note that central banks in emerging markets have been preemptively hiking interest rates, and real interest-rate levels are significantly higher than they are in advanced economies, supporting local currencies and adding to the positive fundamental landscape.

We believe EM Debt valuations remain compelling on both an absolute and relative basis, with spreads remaining wider than their historical levels. EM sovereign high-yield spreads appear compelling, particularly relative to U.S. high-yield levels. In the distressed credit space, which now represents approximately 14% of the EMBIGD, we believe current prices are overestimating probabilities of credit events and underestimating potential restructuring and recovery values. Overall, we believe current valuations overcompensate investors for credit risks and volatility, and EM debt currently offers value to investors with a medium-to long-term horizon and a willingness to tolerate a period of higher volatility.

Notwithstanding the foregoing, we believe volatility should remain elevated in the near term because of still-challenging technical market conditions. While the supply of new debt remains constrained because of declining net refinancing needs, which occurred due to improved fiscal accounts and prefinancing activities last year, the recent pickup in outflows from dedicated EM Debt portfolios should continue to pressure bond prices, especially in the context of reduced liquidity during the summer months. However, we expect outflows to stabilize in the next few months, which—together with lower net debt issuance, reduced long investor positioning, and high investor cash levels—should add to a more positive technical condition picture in the coming months.

80	Semiannual Report	June 30, 2022

Emerging Markets Debt Fund

The Emerging Markets Debt Fund seeks to provide attractive risk-adjusted returns relative to the Fund’s benchmark through investments in hard currency denominated debt issued in emerging market countries.

AN OVERVIEW FROM THE PORTFOLIO MANAGERS

Marcelo Assalin, CFA Marco Ruijer, CFA

The William Blair Emerging Markets Debt Fund (Class I shares) (the “Fund”) posted a 20.65% decrease, net of fees, for the six months ended June 30, 2022. By comparison, the Fund’s benchmark index, the JPMorgan EMBI Global Diversified (the “Index”), decreased 20.31%.

The Fund modestly underperformed the Index during the period. Positioning in higher-risk countries detracted the most from alpha in the period. Specifically, overweight positions in Ukraine, Sri Lanka, and Egypt detracted the most. Partially mitigating the negative attribution impact was an overweight position in Argentina and underweight positions in Russia and Belarus, which contributed the most to performance during the period.

In Russia, our underweight position generated positive alpha following the military attack on Ukraine that began in February 2022. Bonds were marked down sharply as widescale financial and economic sanctions were placed on Russia, which we believe are likely to severely weaken its domestic economy and ultimately lead to a sovereign default. J.P. Morgan decided to remove all Russian bonds from the Index at the end of March 2022, and the Fund also sold the last of its U.S.-dollar-denominated Russian sovereign bonds during that same month.

In Belarus, security selection (i.e., only holding the lower-priced bonds in the Index) and our underweight position in the country contributed to outperformance versus the Index as the country’s performance lagged the broader market. Belarus’s decision to allow Russia to host nuclear weapons and its support of Russia’s invasion of Ukraine weakened sentiment toward the country, prompting our decision to sell our Belarus holdings during March 2022. J.P. Morgan also decided to remove all Belarusian bonds from the Index at the end of March 2022.

In Argentina, performance was driven primarily by our underweight of sovereign bonds and overweight of higher-quality provincial bonds. In addition, our basis positions and sovereign credit default swap hedges performed well in an environment in which Argentine bonds slid. Although higher-risk countries underperformed generally, Argentina was also plagued by domestic concerns as confidence in the government eroded. Rollover rates of domestic debt were low, raising concerns about near-term financing and the possibility that a funding mistake could occur sooner than many had thought.

In Ukraine, our overweight exposure detracted from performance as the country came under military attack from Russia. Ukrainian officials have confirmed that they remain committed to servicing their external debt obligations for as long as possible, evidenced by a coupon payment paid to international investors following the attack. Moreover, Ukraine has received sizable financial support from both multilateral and bilateral organizations, which we believe should enable debt servicing to continue in the near term. However, given the extent of the uncertainty around the military invasion and its deep impact on Ukraine’s economy, the size of our overweight relative to the Index has been significantly eroded.

In Sri Lanka, underperformance was driven by our overweight position as the country suspended servicing of its external debt and defaulted in April 2022. Sri Lanka is in discussions with the International Monetary Fund (IMF) for assistance and is in the early stages of debt restructuring.

In Egypt, external bonds remained under pressure against a very unsupportive global macroeconomic backdrop and signs that the country’s external buffers are thinning. Fundamentally, there were signs of improvement, with Gulf Cooperation Council (GCC) countries making substantial financial commitments and Egypt having discussions with the IMF about a funded arrangement progressing.

June 30, 2022	William Blair Funds	81

Emerging Markets Debt Fund

In medium-risk countries, positioning drove slightly negative attribution impacts. In particular overweight positions in Trinidad and Tobago (now in the lower-risk countries group), Mongolia, and Guatemala contributed the most to relative performance. Conversely, underweight positions in Mexico, South Africa, and Brazil detracted the most from relative performance.

In Trinidad & Tobago, performance was primarily driven by our position in a state-owned entity called Heritage Petroleum. The entity performed an asset liability management optimization, paying approximately seven points above market price to retire outstanding holding company bonds and issue bonds from the operating company. The new bonds performed well in contrast to most bonds in the Index, which were down in the first half of the year.

In Mongolia, we reduced our positioning in the country’s sovereign debt after a slowdown of export activity into China due to COVID-related lockdowns. Our focus on shorter-duration debt also helped performance through security selection.

In Guatemala, the primary driver of outperformance was the use of corporate debt, which outperformed the sovereign in the first half of the year.

In Mexico, underperformance was driven primarily by an idiosyncratic issue with one of our corporate positions. Without this issue, the country was a relative outperformer in the first half of the year as it stood to benefit from higher oil prices and continued capital investment as companies continued to re-shore to North America.

In South Africa, we increased our positioning through the primary and secondary markets over the period. However, South African bonds failed to perform amid challenging global conditions. Labor and political tensions domestically also weighed on sentiment. Nevertheless, South Africa continued to experience fiscal tailwinds, which allowed us to remain comfortable with our exposure.

In Brazil, underperformance was driven by our underweight position in the country’s sovereign debt and the use of corporate debt, which was also impacted by idiosyncratic security selection issues.

Positioning in lower-risk countries contributed the most to alpha. Specifically overweight positions in Indonesia, Malaysia, and Georgia contributed the most. Conversely, underweight positions in China, Saudi Arabia, and United Arab Emirates (UAE) detracted the most from performance.

In Indonesia, outperformance was driven by our overweight positions in both sovereign bonds and quasi-sovereign bonds, given that spreads in those bonds were more insulated from the challenges of the environment than the rest of the Index. Indonesian assets have been better supported due to the country’s relatively strong economic growth and better terms of trade.

In Malaysia, our overweight position in a short-duration quasi-sovereign bond and underweight position in the rest of the curve contributed to performance as the longer-duration Malaysian quasi sovereign bonds sold off during the first half of the year.

We have an overweight in Georgia expressed through the national rail company which is a quasi-sovereign entity. This positioning benefitted our performance in the first half of the year. In spite of the conflict in Ukraine, forecasts for Georgia economic growth have increased due to upward revisions to external inflow. The country is using the re-routing of business, trade and labour flows in a beneficial way.

In China, performance was hurt by overweight positions in corporate credit. Because Chinese corporate credit risk appeared oversold, we increased our exposure to the segment—admittedly prematurely. Further hampering returns was the relative lack of typical support measures from the government. The overly drawn-out default process for some of the companies in the Chinese property sector also drove underperformance. We expect volatility to remain elevated but believe that these positions could ultimately be good entry points as the sector resets.

In Saudi Arabia and UAE, our underweight exposure detracted from performance. In a period of extreme market volatility as seen in the first half of the year, spreads only widened marginally due to strong fundamentals in the GCC countries and elevated oil prices. Our position in long-dated bonds also hurt performance due to their sensitivity to the upward move in U.S. Treasury yields during the first half of the year.

Please refer to the Emerging Markets Debt Review and Outlook relating to the Fund on page 80.

82	Semiannual Report	June 30, 2022

Emerging Markets Debt Fund

Performance Highlights (Unaudited)

Average Annual Total Returns through 6/30/2022

	Year to Date	1 Year	Since Inception(a)
Class I	(20.65)%	(22.04)%	(19.96)%
Class R6	(20.62)	(21.96)	(19.89)
JPMorgan EMBI Global Diversified	(20.31)	(21.22)	(18.83)

(a)	Since inception is for the period from May 25, 2021 (Commencement of Operations) to June 30, 2022.

Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are average annual total returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272, or visit our Web site at www.williamblairfunds.com. From time to time, the investment adviser may waive fees or reimburse expenses for the Fund. Without these waivers/reimbursements, performance would be lower. Class I shares are not subject to a sales load or distribution (Rule 12b-1) fees. Class R6 shares are not subject to a sales load, distribution (Rule 12b-1) fees, or sub-transfer agent fees.

The performance highlights and graph presented above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The JP Morgan Emerging Markets Bond Index (EMBI) Global Diversified tracks the total return of U.S.-dollar denominated debt instruments issued by sovereign and quasi-sovereign entities.

This report identifies the Fund’s investments on June 30, 2022. These holdings are subject to change. Not all investments in the Fund performed the same, nor is there any guarantee that these investments will perform as well in the future. Market forecasts provided in this report may not necessarily come to pass.

Sector Diversification (Unaudited)

The sector diversification shown is based on the total investments.

June 30, 2022	William Blair Funds	83

Emerging Markets Debt Fund

Portfolio of Investments, June 30, 2022 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount		Value

Foreign Government Bonds—59.7%
Angola—2.7%
Angolan Government International Bond, 8.000%, due 11/26/29		$500	$397
Angolan Government International Bond, 9.125%, due 11/26/49		825	583
Angolan Government International Bond—144A, 8.750%, due 4/14/32		250	200
			1,180
Argentina—1.4%
Argentine Republic Government International Bond, 0.500%, due 7/9/30, VRN(a)		575	126
Argentine Republic Government International Bond, 1.125%, due 7/9/35, VRN(a)		340	71
Argentine Republic Government International Bond, 1.500%, due 1/9/38, VRN(a)	EUR	320	77
Argentine Republic Government International Bond, 2.000%, due 1/9/38, VRN(a)		$710	205
Argentine Republic Government International Bond, 2.500%, due 7/9/41, VRN(a)		475	122
			601
Armenia—0.3%
Republic of Armenia International Bond, 3.600%, due 2/2/31		200	139
Bahrain—0.9%
Bahrain Government International Bond, 5.250%, due 1/25/33		200	162
Bahrain Government International Bond, 6.250%, due 1/25/51		300	222
			384
Brazil—1.1%
Brazilian Government International Bond, 4.750%, due 1/14/50		280	190
Brazilian Government International Bond, 5.625%, due 2/21/47		400	309
			499
Cameroon—0.4%
Republic of Cameroon—144A, 5.950%, due 7/7/32	EUR	250	194
Chile—1.4%
Chile Government International Bond, 2.550%, due 7/27/33		$275	224
Chile Government International Bond, 4.340%, due 3/7/42		450	402
			626

Issuer	Principal Amount		Value

Foreign Government Bonds—(continued)
Colombia—1.7%
Colombia Government International Bond, 4.125%, due 2/22/42		$300	$188
Colombia Government International Bond, 5.000%, due 6/15/45		830	554
			742
Costa Rica—0.4%
Costa Rica Government International Bond, 7.000%, due 4/4/44		200	171
Dominican Republic—3.4%
Dominican Republic International Bond, 4.500%, due 1/30/30		320	255
Dominican Republic International Bond, 4.875%, due 9/23/32		1,030	790
Dominican Republic International Bond, 5.875%, due 1/30/60		400	273
Dominican Republic International Bond—144A, 6.000%, due 2/22/33		200	166
			1,484
Ecuador—2.3%
Ecuador Government International Bond, 0.000%, due 7/31/30		410	176
Ecuador Government International Bond, 0.500%, due 7/31/40, VRN(a)		160	67
Ecuador Government International Bond, 1.000%, due 7/31/35, VRN(a)		1,390	679
Ecuador Government International Bond, 5.000%, due 7/31/30, VRN(a)		120	78
			1,000
Egypt—2.9%
Egypt Government International Bond, 4.750%, due 4/16/26	EUR	200	157
Egypt Government International Bond, 6.375%, due 4/11/31		250	164
Egypt Government International Bond, 7.500%, due 2/16/61		$250	138
Egypt Government International Bond, 7.625%, due 5/29/32		250	162
Egypt Government International Bond, 8.875%, due 5/29/50		550	330
Egypt Government International Bond—144A, 7.300%, due 9/30/33		250	159
Egypt Government International Bond—144A, 8.750%, due 9/30/51		250	149
			1,259
El Salvador—0.6%
El Salvador Government International Bond, 7.125%, due 1/20/50		150	45
El Salvador Government International Bond, 7.625%, due 2/1/41		650	201
El Salvador Government International Bond, 8.250%, due 4/10/32		110	37
			283

See accompanying Notes to Financial Statements.

84	Semiannual Report	June 30, 2022

Emerging Markets Debt Fund

Portfolio of Investments, June 30, 2022 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount		Value

Foreign Government Bonds—(continued)
Gabon—0.7%
Gabon Government International Bond, 7.000%, due 11/24/31		$450	$325
Ghana—1.9%
Ghana Government International Bond, 7.750%, due 4/7/29		300	147
Ghana Government International Bond, 8.625%, due 4/7/34		400	191
Ghana Government International Bond, 8.750%, due 3/11/61		550	256
Ghana Government International Bond, 8.950%, due 3/26/51		500	234
			828
Hungary—0.3%
Hungary Government International Bond, 3.125%, due 9/21/51		200	132
Indonesia—3.4%
Indonesia Government International Bond, 3.400%, due 9/18/29		550	509
Indonesia Government International Bond, 4.450%, due 4/15/70		250	213
Indonesia Government International Bond, 4.750%, due 2/11/29		300	303
Indonesia Government International Bond, 5.125%, due 1/15/45		500	478
			1,503
Iraq—1.3%
Iraq International Bond, 6.752%, due 3/9/23		600	584
Ivory Coast—0.3%
Ivory Coast Government International Bond, 6.625%, due 3/22/48	EUR	200	140
Jamaica—0.5%
Jamaica Government International Bond, 7.875%, due 7/28/45		$200	211
Kenya—1.0%
Republic of Kenya Government International Bond, 8.250%, due 2/28/48		700	427
Lebanon—0.5%
Lebanon Government International Bond, 5.800%, due 4/14/20(b)		1,400	92
Lebanon Government International Bond, 6.850%, due 3/23/27(b)		600	35
Lebanon Government International Bond, 7.150%, due 11/20/31(b)		1,200	81
			208
Mexico—0.9%
Mexico Government International Bond, 3.750%, due 4/19/71		600	379
Mongolia—0.4%
Mongolia Government International Bond, 5.625%, due 5/1/23		200	196

Issuer	Principal Amount	Value

Foreign Government Bonds—(continued)
Morocco—0.3%
Morocco Government International Bond, 4.000%, due 12/15/50	$200	$121
Mozambique—0.3%
Mozambique International Bond, 5.000%, due 9/15/31, VRN(a)	200	145
Nigeria—2.3%
Nigeria Government International Bond, 7.625%, due 11/28/47	750	448
Nigeria Government International Bond, 7.696%, due 2/23/38	400	248
Nigeria Government International Bond—144A, 7.375%, due 9/28/33	250	162
Nigeria Government International Bond—144A, 8.250%, due 9/28/51	225	139
		997
Oman—2.0%
Oman Government International Bond, 6.750%, due 1/17/48	1,000	860
Pakistan—1.7%
Pakistan Government International Bond, 6.875%, due 12/5/27	200	134
Pakistan Government International Bond, 8.875%, due 4/8/51	800	476
Pakistan Government International Bond—144A, 6.000%, due 4/8/26	200	134
		744
Panama—1.4%
Panama Government International Bond, 4.500%, due 4/1/56	400	318
Panama Government International Bond, 4.500%, due 1/19/63	400	310
		628
Paraguay—1.1%
Paraguay Government International Bond, 5.400%, due 3/30/50	600	463
Peru—1.1%
Peruvian Government International Bond, 3.000%, due 1/15/34	200	164
Peruvian Government International Bond, 3.230%, due 7/28/21	400	246
Peruvian Government International Bond, 3.600%, due 1/15/72	100	67
		477
Philippines—1.4%
Philippine Government International Bond, 3.700%, due 2/2/42	500	413
Philippine Government International Bond, 5.000%, due 1/13/37	200	199
		612
Qatar—2.2%
Qatar Government International Bond, 4.400%, due 4/16/50	1,000	959

See accompanying Notes to Financial Statements.

June 30, 2022	William Blair Funds	85

Emerging Markets Debt Fund

Portfolio of Investments, June 30, 2022 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount		Value

Foreign Government Bonds—(continued)
Romania—1.4%
Romanian Government International Bond, 2.875%, due 4/13/42	EUR	200	$122
Romanian Government International Bond, 3.375%, due 1/28/50		780	483
			605
Saudi Arabia—2.3%
Saudi Government International Bond, 2.250%, due 2/2/33		$400	332
Saudi Government International Bond, 3.250%, due 11/17/51		200	150
Saudi Government International Bond, 3.450%, due 2/2/61		500	376
Saudi Government International Bond, 3.750%, due 1/21/55		200	164
			1,022
Senegal—0.6%
Senegal Government International Bond, 6.750%, due 3/13/48		400	253
Serbia—0.6%
Serbia International Bond, 1.500%, due 6/26/29	EUR	200	151
Serbia International Bond, 2.050%, due 9/23/36		200	122
			273
South Africa—2.2%
Republic of South Africa Government International Bond, 5.000%, due 10/12/46		$200	130
Republic of South Africa Government International Bond, 5.650%, due 9/27/47		200	136
Republic of South Africa Government International Bond, 5.750%, due 9/30/49		800	548
Republic of South Africa Government International Bond, 7.300%, due 4/20/52		200	160
			974
Sri Lanka—1.2%
Sri Lanka Government International Bond, 5.750%, due 4/18/23		400	124
Sri Lanka Government International Bond, 6.850%, due 11/3/25		400	120
Sri Lanka Government International Bond, 7.850%, due 3/14/29		1,000	280
			524
Tunisia—0.6%
Banque Centrale de Tunisie International Bond, 5.625%, due 2/17/24	EUR	400	243
Turkey—1.9%
Turkey Government International Bond, 4.375%, due 7/8/27		100	87
Turkey Government International Bond, 4.875%, due 4/16/43		$450	265
Turkey Government International Bond, 5.750%, due 5/11/47		200	123

Issuer	Principal Amount	Value

Foreign Government Bonds—(continued)
Turkey (continued)
Turkey Government International Bond, 5.950%, due 1/15/31	$200	$145
Turkey Government International Bond, 8.600%, due 9/24/27	250	226
		846
Ukraine—1.0%
Ukraine Government International Bond, 0.000%, due 5/31/40, VRN(a)	280	69
Ukraine Government International Bond, 6.876%, due 5/21/29	200	48
Ukraine Government International Bond, 7.253%, due 3/15/33	1,400	343
		460
United Arab Emirates—1.2%
Abu Dhabi Government International Bond, 2.700%, due 9/2/70	450	301
United Arab Emirates Government International Bond, 4.951%, due 7/7/52	200	203
		504
Uruguay—0.8%
Uruguay Government International Bond, 4.975%, due 4/20/55	350	344
Uzbekistan—0.6%
Republic of Uzbekistan International Bond, 3.900%, due 10/19/31	400	283
Zambia—0.8%
Zambia Government International Bond, 8.500%, due 4/14/24	400	240
Zambia Government International Bond, 8.970%, due 7/30/27	200	116
		356
Total Foreign Government Bonds—59.7% (cost $33,881)		26,188

Foreign Corporate Bonds—29.2%
Azerbaijan—0.4%
State Oil Co. of the Azerbaijan Republic, 6.950%, due 3/18/30	200	189
Brazil—1.0%
Atento Luxco 1 S.A., 8.000%, due 2/10/26	150	106
MV24 Capital BV, 6.748%, due 6/1/34	178	159
Petrorio Luxembourg S.a.r.l., 6.125%, due 6/9/26	200	184
		449
Chile—2.5%
CAP S.A., 3.900%, due 4/27/31	250	196
Celulosa Arauco y Constitucion S.A., 4.250%, due 4/30/29	200	180

See accompanying Notes to Financial Statements.

86	Semiannual Report	June 30, 2022

Emerging Markets Debt Fund

Portfolio of Investments, June 30, 2022 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value

Foreign Corporate Bonds—(continued)
Chile (continued)
Empresa Nacional del Petroleo, 5.250%, due 11/6/29	$450	$425
Kenbourne Invest S.A., 4.700%, due 1/22/28	200	154
VTR Finance N.V., 6.375%, due 7/15/28	200	145
		1,100
China—2.4%
China Evergrande Group, 9.500%, due 3/29/24(b)	300	25
CNAC HK Finbridge Co., Ltd., 3.000%, due 9/22/30	200	174
CNAC HK Finbridge Co., Ltd., 4.875%, due 3/14/25	200	203
Enn Energy holdings, Ltd.—144A, 4.625%, due 5/17/27	200	201
Huarong Finance 2017 Co., Ltd., 4.250%, due 11/7/27	200	179
Sinochem Offshore Capital Co., Ltd., 2.375%, due 9/23/31	300	243
Yuzhou Group Holdings Co., Ltd., 7.850%, due 8/12/26(b)	200	13
		1,038
Colombia—0.8%
Canacol Energy Ltd.—144A, 5.750%, due 11/24/28	200	162
Gran Tierra Energy International Holdings, Ltd., 6.250%, due 2/15/25	200	171
		333
Dominican Republic—0.9%
Aeropuertos Dominicanos Siglo XXI S.A., 6.750%, due 3/30/29	200	181
Empresa Generadora de Electricidad Haina S.A.—144A, 5.625%, due 11/8/28	250	213
		394
Georgia—0.4%
Georgian Railway JSC, 4.000%, due 6/17/28	200	154
Ghana—0.4%
Tullow Oil plc, 7.000%, due 3/1/25	200	165
Guatemala—0.8%
Energuate Trust, 5.875%, due 5/3/27	200	187
Investment Energy Resources Ltd.—144A, 6.250%, due 4/26/29	200	170
		357
India—1.1%
Continuum Energy Levante, 4.500%, due 2/9/27	197	154
Export-Import Bank of India, 2.250%, due 1/13/31	200	158
Periama Holdings LLC, 5.950%, due 4/19/26	200	178
		490

Issuer	Principal Amount		Value

Foreign Corporate Bonds—(continued)
Indonesia—2.9%
Medco Laurel Tree Pte, Ltd., 6.950%, due 11/12/28		$200	$166
Nickel Mines Ltd.—144A, 6.500%, due 4/1/24		200	187
Perusahaan Penerbit SBSN Indonesia III—144A, 4.700%, due 6/6/32		200	196
PT Pertamina Persero, 2.300%, due 2/9/31		200	162
PT Pertamina Persero, 3.100%, due 8/27/30		400	347
PT Pertamina Persero, 6.000%, due 5/3/42		200	193
			1,251
Kazakhstan—2.6%
KazMunayGas National Co. JSC, 3.500%, due 4/14/33		1,600	1,146
Malaysia—3.6%
1MDB Global Investments, Ltd., 4.400%, due 3/9/23		1,200	1,162
Dua Capital, Ltd., 2.780%, due 5/11/31		300	246
Petronas Capital, Ltd., 4.550%, due 4/21/50		200	191
			1,599
Mexico—3.6%
BBVA Bancomer S.A., 5 year CMT + 2.650%, 5.125%, due 1/18/33, VRN		200	170
Credito Real S.A.B. de C.V. SOFOM ER, 5.000%, due 2/1/27	EUR	200	12
Petroleos Mexicanos, 6.700%, due 2/16/32		$330	250
Petroleos Mexicanos, 6.750%, due 9/21/47		538	329
Petroleos Mexicanos, 6.950%, due 1/28/60		500	308
Petroleos Mexicanos, 7.690%, due 1/23/50		500	334
Petroleos Mexicanos—144A, 8.750%, due 6/2/29		200	178
			1,581
Mongolia—0.4%
Development Bank of Mongolia, 7.250%, due 10/23/23		200	193
Nigeria—0.5%
SEPLAT Energy plc, 7.750%, due 4/1/26		250	222
Panama—0.4%
Aeropuerto Internacional de Tocumen S.A., 5.125%, due 8/11/61		250	196

See accompanying Notes to Financial Statements.

June 30, 2022	William Blair Funds	87

Emerging Markets Debt Fund

Portfolio of Investments, June 30, 2022 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value

Foreign Corporate Bonds—(continued)
Peru—0.9%
Corporation Financiera de Desarrollo S.A., 2.400%, due 9/28/27	$200	$169
Fondo MIVIVIENDA S.A.—144A, 4.625%, due 4/12/27	250	241
		410
Trinidad And Tobago—0.5%
Heritage Petrol Co., Ltd.—144A, 9.000%, due 8/12/29	200	207
Turkey—0.6%
Turkiye Ihracat Kredi Bankasi A.S.—144A, 5.750%, due 7/6/26	300	251
United Arab Emirates—2.1%
DP World, Ltd., 4.700%, due 9/30/49	200	163
Emirate of Dubai Government International Bonds, 3.900%, due 9/9/50	200	143
Finance Department Government of Sharjah, 3.625%, due 3/10/33	300	255
MAF Global Securities, Ltd., 5 year CMT + 3.539%, 6.375%, due 3/20/26, VRN(c)	200	192
Shelf Drilling Holdings, Ltd., 8.250%, due 2/15/25	200	157
		910
Uzbekistan—0.4%
Ipoteka-Bank ATIB, 5.500%, due 11/19/25	200	176
Total Foreign Corporate Bonds—29.2% (cost $15,100)		12,811

Foreign Municipal Bonds—1.2%
Argentina—1.2%
Provincia de Buenos Aires, 3.900%, due 9/1/37, VRN(a)	400	121
Provincia de Buenos Aires—144A, 3.500%, due 9/1/37, VRN(a)	200	56
Provincia de Buenos Aires—144A, 3.900%, due 9/1/37, VRN(a)	50	15
Provincia de Cordoba, 6.875%, due 12/10/25, VRN(a)	200	152
Provincia del Chubut Argentina, 7.750%, due 7/26/30, VRN(a)	227	179
		523
Total Foreign Municipal Bonds—1.2% (cost $647)		523

Repurchase Agreement
Fixed Income Clearing Corporation, 0.240% dated 6/30/22, due 7/1/22, repurchase price $3,343, collateralized by U.S. Treasury Note, 1.250%, due 06/30/28, valued at $3,410	3,343	3,343

Issuer	Value

Repurchase Agreement—(continued)
Total Repurchase Agreement—7.7% (cost $3,343)	$3,343
Total Investments in Securities—97.8% (cost $52,971)	42,865
Total Investments—97.8% (cost $52,971)	42,865
Cash and other assets, less liabilities—2.2%	983
Net assets—100.0%	$43,848

(a) Variable/Floating interest rate security. Certain variable/floating interest rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. Rate presented is as of June 30, 2022.

(b) = Defaulted securities.

(c) Security is perpetual in nature and has no stated maturity.

144A = Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

SOFR = Secured Overnight Financing Rate

VRN = Variable Rate Note

At June 30, 2022, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):

Sovereign	67.8%
Quasi-Sovereign	19.8%
Corporate
Energy	4.3%
Financials	1.9%
Materials	1.9%
Utilities	1.5%
Communication Services	0.8%
Industrials	0.4%
Consumer Discretionary	0.3%
Sub Sovereign	1.3%
Total	100.0%

At June 30, 2022, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):

U.S. Dollar	95.1%
Euro	4.9%
Total	100.0%

See accompanying Notes to Financial Statements.

88	Semiannual Report	June 30, 2022

Emerging Markets Debt Fund

Portfolio of Investments, June 30, 2022 (all dollar amounts in thousands) (unaudited)

Forward Foreign Currency Contracts

Settlement Date	Deliver/Receive	Counterparty	Local Currency (in thousands)	USD (Base) Purchased or Sold	Current Value	Net Unrealized Appreciation (Depreciation)
Bought
9/21/22	Euro	Citibank N.A. London	176	$ 187	$ 185	$(2)
Sold
9/21/22	Euro	Citibank N.A. London	2,171	2,335	2,288	47
Total net unrealized appreciation (depreciation) on forward foreign currency contracts						$45

Centrally Cleared Interest Rate Swaps

Floating Rate Reference	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency	Maturity Date	Cleared Exchange	Notional Amount (in thousands)	Upfront Payment Paid (Received)	Value	Unrealized Appreciation (Depreciation)
6 Month EURIBOR	Receive	(0.250)%	1Y	June 2026	LCH	EUR 157	$(2)	$ 12	$14
6 Month EURIBOR	Receive	(0.250)%	1Y	June 2028	LCH	EUR 722	43	91	48
6 Month EURIBOR	Receive	0.000%	1Y	June 2031	LCH	EUR 166	(2)	30	32
6 Month EURIBOR	Receive	0.000%	1Y	June 2036	LCH	EUR 347	48	104	56
6 Month EURIBOR	Receive	0.250%	1Y	June 2041	LCH	EUR 620	16	208	192
12 Month USD SOFR	Receive	1.500%	1Y	December 2031	LCH	$1,910	113	184	71
12 Month USD SOFR	Receive	1.650%	1Y	December 2041	LCH	442	62	75	13
12 Month USD SOFR	Receive	1.600%	1Y	December 2051	LCH	569	37	113	76
12 Month USD SOFR	Pay	1.250%	1Y	December 2026	LCH	2,753	(56)	(158)	(102)
12 Month USD SOFR	Pay	1.100%	1Y	December 2024	LCH	2,660	(35)	(102)	(67)
12 Month USD SOFR	Pay	1.600%	1Y	December 2036	LCH	1,097	(146)	(154)	(8)
12 Month USD SOFR	Pay	1.400%	1Y	December 2028	LCH	2,641	(81)	(195)	(114)
									$211

Centrally Cleared Credit Default Swaps

Reference Entity	Buy/Sell Protection	Fixed Rate	Payment Frequency	Maturity Date	Cleared Exchange	Notional Amount (in thousands)	Upfront Payment Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Kingdom of Saudi Arabia	Buy	1.000%	3M	June 2026	ICE	$400	$(8)	$(5)	$3
Republic of Argentina	Buy	5.000%	3M	December 2023	ICE	200	32	59	27
Republic of Argentina	Buy	1.000%	3M	December 2025	ICE	500	306	371	65
Republic of Argentina	Buy	5.000%	3M	June 2026	ICE	250	143	172	29
Republic of Argentina	Sell	5.000%	3M	December 2031	ICE	500	(293)	(358)	(65)
Republic of Argentina	Sell	5.000%	3M	June 2032	ICE	100	(63)	(72)	(9)
Republic of Argentina	Sell	5.000%	3M	December 2024	ICE	250	(103)	(146)	(43)
Republic of Turkey	Sell	1.000%	3M	June 2024	ICE	250	(31)	(35)	(4)
									$3
Total net unrealized appreciation (depreciation) on swaps									$214

See accompanying Notes to Financial Statements.

June 30, 2022	William Blair Funds	89

Macro Allocation Fund (In Liquidation)

Portfolio of Investments, June 30, 2022 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value

Repurchase Agreement
Fixed Income Clearing Corporation, 0.240% dated 6/30/22, due 7/1/22, repurchase price $22,881, collateralized by U.S. Treasury Note, 0.875% - 1.625%, due 11/15/30 - 05/15/31, valued at $23,338	$22,881	$22,881
Total Repurchase Agreement—101.2% (cost $22,881)		22,881
Liabilities, plus cash and other assets—(1.2)%		(280)
Net assets—100.0%		$22,601

Upon recommendation of William Blair Investment Management, LLC (the “Adviser”), the Board of Trustees determined that it was in the best interest of Macro Allocation Fund to redeem all shares of Macro Allocation Fund outstanding on or before July 29, 2022, and then to terminate Macro Allocation Fund. All outstanding shares of Macro Allocation Fund were redeemed on July 29, 2022.

See accompanying Notes to Financial Statements.

90	Semiannual Report	June 30, 2022

Statements of Assets and Liabilities

As of June 30, 2022 (dollar amounts in thousands) (unaudited)

	Growth Fund	Large Cap Growth Fund	Mid Cap Growth Fund	Mid Cap Value Fund
Assets
Investments in securities, at cost	$163,437	$1,103,726	$38,744	$1,563
Investments in securities, at value	$224,765	$1,074,678	$35,390	$1,352
Cash	—	—	—	34
Receivable for securities sold	—	6,482	—	21
Receivable for fund shares sold	110	2,608	33	—
Receivable from Adviser	2	117	15	9
Dividend and interest receivable	67	242	—	2
Total assets	224,944	1,084,127	35,438	1,418
Liabilities
Payable for securities purchased	591	5,420	—	24
Payable for fund shares redeemed	62	342	—	—
Management fee payable	145	549	27	1
Distribution fee payable	5	28	1	—
Other payables and accrued expenses	85	146	70	21
Total liabilities	888	6,485	98	46
Net assets	$224,056	$1,077,642	$35,340	$1,372
Capital
Composition of net assets
Paid in capital	$144,232	$1,117,150	$25,494	$1,584
Total distributable earnings (loss)	79,824	(39,508)	9,846	(212)
Net assets	$224,056	$1,077,642	$35,340	$1,372

Class N shares
Net assets	$25,185	$128,452	$3,384	—
Shares outstanding	2,982,937	7,692,880	374,643	—
Net asset value per share	$8.44	$16.70	$9.03	—
Class I shares
Net assets	$187,817	$739,937	$31,494	$48
Shares outstanding	17,606,014	41,400,865	3,155,328	5,424
Net asset value per share	$10.67	$17.87	$9.98	$8.74
Class R6 shares
Net assets	$11,054	$209,253	$462	$1,324
Shares outstanding	1,032,533	11,714,073	46,219	151,490
Net asset value per share	$10.71	$17.86	$10.00	$8.74

See accompanying Notes to Financial Statements.

June 30, 2022	William Blair Funds	91

Statements of Operations

For the Period Ended June 30, 2022 (all amounts in thousands) (unaudited)

	Growth Fund	Large Cap Growth Fund	Mid Cap Growth Fund	Mid Cap Value Fund (a)
Investment income
Dividends	$807	$3,518	$71	$9
Interest	1	2	—	—
Total income	808	3,520	71	9
Expenses
Investment advisory fees	1,032	3,321	187	3
Distribution fees	38	208	5	—
Custodian fees	32	30	29	17
Transfer agent fees	38	59	4	1
Sub-transfer agent fees
Class N	21	124	3	—
Class I	76	376	42	—
Professional fees	21	38	14	11
Registration fees	32	64	29	2
Shareholder reporting fees	7	18	1	—
Trustee fees	11	30	3	—
Other expenses	9	20	5	—
Total expenses before expense limitation	1,317	4,288	322	34
Expenses waived or reimbursed by the Adviser
Class N	(7)	(121)	(10)	—
Class I	—	(365)	(108)	(1)
Class R6	—	(50)	(1)	(31)
Total expenses waived or reimbursed by the Adviser	(7)	(536)	(119)	(32)
Net expenses	1,310	3,752	203	2
Net investment income (loss)	(502)	(232)	(132)	7
Realized and unrealized gain (loss)
Net realized gain (loss) on transactions from:
Investments in securities	12,601	(15,728)	1,091	(8)
Total net realized gain (loss)	12,601	(15,728)	1,091	(8)
Change in net unrealized appreciation (depreciation) of:
Investments in securities	(106,248)	(415,285)	(17,572)	(211)
Change in net unrealized appreciation (depreciation)	(106,248)	(415,285)	(17,572)	(211)
Net increase (decrease) in net assets resulting from operations	$(94,149)	$(431,245)	$(16,613)	$(212)

(a)	For the period from March 16, 2022 (Commencement of Operations) to June 30, 2022.

See accompanying Notes to Financial Statements.

92	Semiannual Report	June 30, 2022

Statements of Changes in Net Assets

For the Period Ended June 30, 2022 (unaudited) and the Year Ended December 31, 2021 (all amounts in thousands)

	Growth Fund		Large Cap Growth Fund		Mid Cap Growth Fund		Mid Cap Value Fund
	2022	2021	2022	2021	2022	2021	2022 (a)
Operations
Net investment income (loss)	$(502)	$(1,243)	$(232)	$(863)	$(132)	$(523)	$7
Net realized gain (loss) on investments, and other assets and liabilities	12,601	38,774	(15,728)	54,657	1,091	22,029	(8)
Change in net unrealized appreciation (depreciation) on investments, and other assets and liabilities	(106,248)	27,119	(415,285)	154,591	(17,572)	(13,963)	(211)
Net increase (decrease) in net assets resulting from operations	(94,149)	64,650	(431,245)	208,385	(16,613)	7,543	(212)
Distributions to shareholders
Class N	—	(4,767)	—	(8,639)	—	(243)	—
Class I	—	(31,377)	—	(27,171)	—	(1,877)	—
Class R6	—	(1,576)	—	(9,649)	—	(27)	—
Total distributions	—	(37,720)	—	(45,459)	—	(2,147)	—
Capital stock transactions
Proceeds from sale of shares	11,719	24,728	604,815	419,690	2,815	8,991	1,584
Shares issued in reinvestment of income dividends and capital gain distributions	—	36,511	—	43,442	—	2,127	—
Less cost of shares redeemed	(39,214)	(39,720)	(201,948)	(232,907)	(3,712)	(47,634)	—
Net increase (decrease) in net assets resulting from capital share transactions	(27,495)	21,519	402,867	230,225	(897)	(36,516)	1,584
Increase (decrease) in net assets	(121,644)	48,449	(28,378)	393,151	(17,510)	(31,120)	1,372
Net assets
Beginning of period	345,700	297,251	1,106,020	712,869	52,850	83,970	—
End of period	$224,056	$345,700	$1,077,642	$1,106,020	$35,340	$52,850	$1,372

(a)	For the period from March 16, 2022 (Commencement of Operations) to June 30, 2022.

See accompanying Notes to Financial Statements.

June 30, 2022	William Blair Funds	93

Statements of Assets and Liabilities

As of June 30, 2022 (dollar amounts in thousands) (unaudited)

	Small-Mid Cap Core Fund	Small-Mid Cap Growth Fund	Small Cap Growth Fund	Small Cap Value Fund
Assets
Investments in securities, at cost	$136,427	$2,188,032	$511,734	$1,309,814
Investments in securities, at value	$117,955	$2,119,868	$492,420	$1,264,683
Receivable for securities sold	1,363	4,666	7,967	5,820
Receivable for fund shares sold	2	4,402	432	294
Receivable from Adviser	30	111	20	56
Dividend and interest receivable	38	209	118	1,167
Total assets	119,388	2,129,256	500,957	1,272,020
Liabilities
Payable for securities purchased	1,150	10,714	7,926	1,962
Payable for fund shares redeemed	7	24,342	461	355
Management fee payable	91	1,812	467	820
Distribution fee payable	—	31	24	1
Other payables and accrued expenses	61	688	187	182
Total liabilities	1,309	37,587	9,065	3,320
Net assets	$118,079	$2,091,669	$491,892	$1,268,700
Capital
Composition of net assets
Paid in capital	$141,798	$2,091,928	$508,544	$998,530
Total distributable earnings (loss)	(23,719)	(259)	(16,652)	270,170
Net assets	$118,079	$2,091,669	$491,892	$1,268,700
Class N shares
Net assets	—	$142,341	$109,837	$2,592
Shares outstanding	—	6,177,971	4,779,705	91,047
Net asset value per share	—	$23.04	$22.98	$28.46
Class I shares
Net assets	$89,264	$1,624,862	$285,790	$872,616
Shares outstanding	6,995,018	65,463,168	10,562,505	30,658,422
Net asset value per share	$12.76	$24.82	$27.06	$28.46
Class R6 shares
Net assets	$28,815	$324,466	$96,265	$393,492
Shares outstanding	2,256,215	13,040,665	3,548,354	13,818,824
Net asset value per share	$12.77	$24.88	$27.13	$28.48

See accompanying Notes to Financial Statements.

94	Semiannual Report	June 30, 2022

Statements of Operations

For the Period Ended June 30, 2022 (all amounts in thousands) (unaudited)

	Small-Mid Cap Core Fund	Small-Mid Cap Growth Fund	Small Cap Growth Fund	Small Cap Value Fund
Investment income
Dividends	$521	$5,326	$1,253	$10,103
Less foreign tax withheld	(7)	(53)	(54)	(20)
Interest	1	8	3	2
Total income	515	5,281	1,202	10,085
Expenses
Investment advisory fees	573	12,393	3,251	5,304
Distribution fees	—	223	174	4
Custodian fees	34	49	37	34
Transfer agent fees	2	120	46	28
Sub-transfer agent fees
Class N	—	141	104	2
Class I	50	1,429	191	656
Professional fees	15	83	34	64
Registration fees	15	45	37	15
Shareholder reporting fees	—	59	21	31
Trustee fees	2	113	24	64
Other expenses	16	49	15	54
Total expenses before expense limitation	707	14,704	3,934	6,256
Expenses waived or reimbursed by the Adviser
Class N	—	(89)	(50)	(1)
Class I	(91)	(848)	(58)	(171)
Class R6	(20)	—	—	—
Total expenses waived or reimbursed by the Adviser	(111)	(937)	(108)	(172)
Net expenses	596	13,767	3,826	6,084
Net investment income (loss)	(81)	(8,486)	(2,624)	4,001
Realized and unrealized gain (loss)
Net realized gain (loss) on transactions from:
Investments in securities	1,742	5,133	(1,213)	48,723
Redemptions in-kind	—	3,930	—	201,191
Total net realized gain (loss)	1,742	9,063	(1,213)	249,914
Change in net unrealized appreciation (depreciation) of:
Investments in securities	(32,286)	(847,132)	(194,692)	(476,879)
Change in net unrealized appreciation (depreciation)	(32,286)	(847,132)	(194,692)	(476,879)
Net increase (decrease) in net assets resulting from operations	$(30,625)	$(846,555)	$(198,529)	$(222,964)

See accompanying Notes to Financial Statements.

June 30, 2022	William Blair Funds	95

Statements of Changes in Net Assets

For the Period Ended June 30, 2022 (unaudited) and the Year Ended December 31, 2021 (all amounts in thousands)

							Small Cap Value Fund
	Small-Mid Cap Core Fund		Small-Mid Cap Growth Fund		Small Cap Growth Fund		Period Ended June 30,	Period Ended December 31,	Year Ended October 31,
	2022	2021	2022	2021	2022	2021	2022	2021 (a)	2021
Operations
Net investment income (loss)	$(81)	$(88)	$(8,486)	$(26,790)	$(2,624)	$(7,225)	$4,001	$1,951	$9,948
Net realized gain (loss) on investments, and other assets and liabilities	1,742	6,597	9,063	732,573	(1,213)	132,217	249,914	61,233	239,708
Change in net unrealized appreciation (depreciation) on investments, and other assets and liabilities	(32,286)	6,181	(847,132)	(416,628)	(194,692)	(38,580)	(476,879)	23,828	449,268
Net increase (decrease) in net assets resulting from operations	(30,625)	12,690	(846,555)	289,155	(198,529)	86,412	(222,964)	87,012	698,924
Distributions to shareholders
Class N	—	—	—	(21,416)	—	(32,137)	—	(117)	— (b)
Class I	—	—	—	(214,965)	—	(64,470)	—	(40,018)	(184,473)
Class R6	—	—	—	(27,879)	—	(18,771)	—	(38,470)	— (b)
Total distributions	—	—	—	(264,260)	—	(115,378)	—	(78,605)	(184,473)
Capital stock transactions
Proceeds from sale of shares	71,501	56,055	319,373	760,395	83,407	138,428	104,754	156,798	1,256,445
Shares issued in connection with reorganization - See Note 1(b)	—	—	—	—	—	—	—	—	45,734
Shares issued in reinvestment of income dividends and capital gain distributions	—	—	—	258,615	—	113,063	—	77,431	181,788
Less cost of shares redeemed	(15,577)	(6,010)	(429,211)	(1,572,925)	(103,064)	(187,055)	(682,488)	(193,465)	(1,159,600)
Net increase (decrease) in net assets resulting from capital share transactions	55,924	50,045	(109,838)	(553,915)	(19,657)	64,436	(577,734)	40,764	324,367
Increase (decrease) in net assets	25,299	62,735	(956,393)	(529,020)	(218,186)	35,470	(800,698)	49,171	838,818
Net assets
Beginning of period	92,780	30,045	3,048,062	3,577,082	710,078	674,608	2,069,398	2,020,227	1,181,409
End of period	$118,079	$92,780	$2,091,669	$3,048,062	$491,892	$710,078	$1,268,700	$2,069,398	$2,020,227

(a)	For the period from November 1, 2021 to December 31, 2021.
(b)	For the period from July 17, 2021 (Commencement of Operations) to October 31, 2021.

See accompanying Notes to Financial Statements.

96	Semiannual Report	June 30, 2022

Statements of Assets and Liabilities

As of June 30, 2022 (dollar amounts in thousands) (unaudited)

	Global Leaders Fund	International Leaders Fund	International Growth Fund	Institutional International Growth Fund
Assets
Investments in securities, at cost	$71,104	$977,645	$1,277,522	$818,146
Investments in securities, at value	$94,304	$973,871	$1,464,604	$930,178
Foreign currency, at value (cost $9; $227; $579; $293)	9	227	579	294
Receivable for securities sold	1,076	—	169	110
Receivable for fund shares sold	14	5,717	2,036	107
Receivable from Adviser	20	87	149	—
Dividend and interest receivable	184	2,459	5,978	3,404
Total assets	95,607	982,361	1,473,515	934,093
Liabilities
Payable for fund shares redeemed	21	792	761	20
Management fee payable	70	704	1,165	709
Distribution fee payable	2	7	42	—
Foreign capital gains tax liability	2	540	109	8
Other payables and accrued expenses	79	227	945	415
Total liabilities	174	2,270	3,022	1,152
Net assets	$95,433	$980,091	$1,470,493	$932,941
Capital
Composition of net assets
Paid in capital	$69,578	$1,000,350	$1,119,902	$780,597
Total distributable earnings (loss)	25,855	(20,259)	350,591	152,344
Net assets	$95,433	$980,091	$1,470,493	$932,941

Class N shares
Net assets	$8,673	$34,735	$195,767	—
Shares outstanding	655,329	2,078,992	7,516,637	—
Net asset value per share	$13.23	$16.71	$26.04	—
Class I shares
Net assets	$83,133	$386,886	$1,193,559	—
Shares outstanding	6,236,195	23,004,090	44,459,016	—
Net asset value per share	$13.33	$16.82	$26.85	—
Institutional/Class R6 shares
Net assets	$3,627	$558,470	$81,167	$932,941
Shares outstanding	271,772	33,193,200	3,019,407	70,683,628
Net asset value per share	$13.34	$16.82	$26.88	$13.20

See accompanying Notes to Financial Statements.

June 30, 2022	William Blair Funds	97

Statements of Operations

For the Period Ended June 30, 2022 (all amounts in thousands) (unaudited)

	Global Leaders Fund	International Leaders Fund	International Growth Fund	Institutional International Growth Fund
Investment income
Dividends	$688	$11,670	$18,461	$11,215
Less foreign tax withheld	(49)	(1,290)	(2,119)	(1,345)
Other income	—	4	6,390	2,812
Total income	639	10,384	22,732	12,682
Expenses
Investment advisory fees	491	4,860	8,384	4,942
Distribution fees	14	50	290	—
Custodian fees	40	106	228	113
Transfer agent fees	5	30	53	17
Sub-transfer agent fees
Class N	8	28	157	—
Class I	38	271	706	—
Professional fees	23	61	92	66
Registration fees	23	47	34	12
Shareholder reporting fees	2	14	37	4
Trustee fees	4	41	77	44
Other expenses	7	24	33	18
Total expenses before expense limitation	655	5,532	10,091	5,216
Expenses waived or reimbursed by the Adviser
Class N	(15)	(29)	(73)	—
Class I	(103)	(285)	(192)	—
Institutional/Class R6	(4)	(183)	—	—
Total expenses waived or reimbursed by the Adviser	(122)	(497)	(265)	—
Net expenses	533	5,035	9,826	5,216
Net investment income (loss)	106	5,349	12,906	7,466
Realized and unrealized gain (loss)
Net realized gain (loss) on transactions from:
Investments in securities (net of foreign capital gains tax paid $— ; $140; $— ; $—)	1,398	(12,332)	65,689	42,418
Foreign currency transactions	(3)	(512)	(347)	(248)
Total net realized gain (loss)	1,395	(12,844)	65,342	42,170
Change in net unrealized appreciation (depreciation) of:
Investments in securities (net of foreign capital gains tax accrual $2; $(869); $(1,802); $(1,155))	(45,438)	(429,446)	(725,106)	(438,912)
Foreign currency translations	(8)	(84)	(198)	(102)
Change in net unrealized appreciation (depreciation)	(45,446)	(429,530)	(725,304)	(439,014)
Net increase (decrease) in net assets resulting from operations	$(43,945)	$(437,025)	$(647,056)	$(389,378)

See accompanying Notes to Financial Statements.

98	Semiannual Report	June 30, 2022

Statements of Changes in Net Assets

For the Period Ended June 30, 2022 (unaudited) and the Year Ended December 31, 2021 (all amounts in thousands)

	Global Leaders Fund		International Leaders Fund		International Growth Fund		Institutional International Growth Fund
	2022	2021	2022	2021	2022	2021	2022	2021
Operations
Net investment income (loss)	$106	$(460)	$5,349	$(2,629)	$12,906	$(9,181)	$7,466	$(2,879)
Net realized gain (loss) on investments, and other assets and liabilities	1,395	9,127	(12,844)	39,090	65,342	332,710	42,170	172,547
Change in net unrealized appreciation (depreciation) on investments, and other assets and liabilities	(45,446)	12,186	(429,530)	79,811	(725,304)	(124,200)	(439,014)	(51,592)
Net increase (decrease) in net assets resulting from operations	(43,945)	20,853	(437,025)	116,272	(647,056)	199,329	(389,378)	118,076
Distributions to shareholders
Class N	—	(737)	—	(1,210)	—	(31,606)	—	—
Class I	—	(6,705)	—	(16,237)	—	(181,589)	—	—
Institutional/Class R6	—	(299)	—	(18,646)	—	(13,865)	—	(181,394)
Total distributions	—	(7,741)	—	(36,093)	—	(227,060)	—	(181,394)
Capital stock transactions
Proceeds from sale of shares	3,523	13,948	279,562	383,722	153,639	199,696	119,961	48,760
Shares issued in reinvestment of income dividends and capital gain distributions	—	7,707	—	35,670	—	211,018	—	181,112
Less cost of shares redeemed	(7,927)	(13,167)	(169,176)	(293,194)	(158,987)	(572,736)	(79,485)	(211,193)
Net increase (decrease) in net assets resulting from capital share transactions	(4,404)	8,488	110,386	126,198	(5,348)	(162,022)	40,476	18,679
Increase (decrease) in net assets	(48,349)	21,600	(326,639)	206,377	(652,404)	(189,753)	(348,902)	(44,639)
Net assets
Beginning of period	143,782	122,182	1,306,730	1,100,353	2,122,897	2,312,650	1,281,843	1,326,482
End of period	$95,433	$143,782	$980,091	$1,306,730	$1,470,493	$2,122,897	$932,941	$1,281,843

See accompanying Notes to Financial Statements.

June 30, 2022	William Blair Funds	99

Statements of Assets and Liabilities

As of June 30, 2022 (dollar amounts in thousands) (unaudited)

	International Small Cap Growth Fund	Emerging Markets Leaders Fund	Emerging Markets Growth Fund	Emerging Markets Small Cap Growth Fund
Assets
Investments in securities, at cost	$275,221	$434,653	$685,878	$364,928
Investments in securities, at value	$235,725	$392,823	$697,361	$332,568
Foreign currency, at value (cost $27; $2,121; $3,360; $2,473)	27	2,121	3,350	2,452
Receivable for securities sold	2,232	1,389	20,163	2,653
Receivable for fund shares sold	96	128	3,544	351
Receivable from Adviser	—	40	34	32
Dividend and interest receivable	678	1,499	2,474	329
Total assets	238,758	398,000	726,926	338,385
Liabilities
Payable for securities purchased	2,865	—	—	455
Payable for fund shares redeemed	108	25	45	325
Management fee payable	202	312	567	318
Distribution fee payable	—	—	4	1
Foreign capital gains tax liability	—	714	449	—
Other payables and accrued expenses	150	333	604	319
Total liabilities	3,325	1,384	1,669	1,418
Net assets	$235,433	$396,616	$725,257	$336,967
Capital
Composition of net assets
Paid in capital	$299,841	$477,796	$725,803	$370,973
Total distributable earnings (loss)	(64,408)	(81,180)	(546)	(34,006)
Net assets	$235,433	$396,616	$725,257	$336,967

Class N shares
Net assets	$1,874	$937	$18,168	$3,237
Shares outstanding	185,319	107,992	1,623,683	188,810
Net asset value per share	$10.11	$8.67	$11.19	$17.15
Class I shares
Net assets	$91,547	$43,103	$194,090	$124,190
Shares outstanding	8,910,476	4,957,495	16,994,477	7,150,079
Net asset value per share	$10.27	$8.69	$11.42	$17.37
Class R6 shares
Net assets	$142,012	$352,576	$512,999	$209,540
Shares outstanding	13,726,511	40,593,291	44,386,709	12,036,532
Net asset value per share	$10.35	$8.69	$11.56	$17.41

See accompanying Notes to Financial Statements.

100	Semiannual Report	June 30, 2022

Statements of Operations

For the Period Ended June 30, 2022 (all amounts in thousands) (unaudited)

	International Small Cap Growth Fund	Emerging Markets Leaders Fund	Emerging Markets Growth Fund	Emerging Markets Small Cap Growth Fund
Investment income
Dividends	$3,164	$4,757	$8,358	$4,094
Less foreign tax withheld	(358)	(520)	(964)	(463)
Other income	5	1	2	—
Total income	2,811	4,238	7,396	3,631
Expenses
Investment advisory fees	1,448	2,226	4,497	2,299
Distribution fees	3	2	28	5
Custodian fees	73	98	252	206
Transfer agent fees	11	10	30	19
Sub-transfer agent fees
Class N	1	1	15	3
Class I	58	17	97	67
Professional fees	37	44	90	85
Registration fees	26	33	46	25
Shareholder reporting fees	9	4	7	9
Trustee fees	12	12	39	14
Other expenses	10	10	20	13
Total expenses before expense limitation	1,688	2,457	5,121	2,745
Expenses waived or reimbursed by the Adviser
Class N	—	(1)	(8)	(2)
Class I	—	(28)	(30)	(51)
Class R6	—	(189)	—	(38)
Total expenses waived or reimbursed by the Adviser	—	(218)	(38)	(91)
Net expenses	1,688	2,239	5,083	2,654
Net investment income (loss)	1,123	1,999	2,313	977
Realized and unrealized gain (loss)
Net realized gain (loss) on transactions from:
Investments in securities (net of foreign capital gains tax paid $— ; $389; $698; $1,603)	(21,894)	(34,752)	(4,168)	(12,527)
Foreign currency transactions	(139)	(165)	(852)	(325)
Total net realized gain (loss)	(22,033)	(34,917)	(5,020)	(12,852)
Change in net unrealized appreciation (depreciation) of:
Investments in securities (net of foreign capital gains tax accrual $—; $(2,025); $(7,221); $(5,681))	(128,360)	(79,953)	(284,354)	(120,649)
Foreign currency translations	(33)	(14)	(63)	(36)
Change in net unrealized appreciation (depreciation)	(128,393)	(79,967)	(284,417)	(120,685)
Net increase (decrease) in net assets resulting from operations	$(149,303)	$(112,885)	$(287,124)	$(132,560)

See accompanying Notes to Financial Statements.

June 30, 2022	William Blair Funds	101

Statements of Changes in Net Assets

For the Period Ended June 30, 2022 (unaudited) and the Year Ended December 31, 2021 (all amounts in thousands)

	International Small Cap Growth Fund		Emerging Markets Leaders Fund		Emerging Markets Growth Fund		Emerging Markets Small Cap Growth Fund
	2022	2021	2022	2021	2022	2021	2022	2021
Operations
Net investment income (loss)	$1,123	$(1,285)	$1,999	$(611)	$2,313	$(3,469)	$977	$(2,297)
Net realized gain (loss) on investments, and other assets and liabilities	(22,033)	50,965	(34,917)	30,340	(5,020)	192,407	(12,852)	57,364
Change in net unrealized appreciation (depreciation) on investments, and other assets and liabilities	(128,393)	(13,255)	(79,967)	(58,106)	(284,417)	(147,125)	(120,685)	(1,751)
Net increase (decrease) in net assets resulting from operations	(149,303)	36,425	(112,885)	(28,377)	(287,124)	41,813	(132,560)	53,316
Distributions to shareholders
Class N	—	(504)	—	(114)	—	(5,480)	—	(333)
Class I	—	(20,759)	—	(3,247)	—	(30,440)	—	(13,825)
Class R6	—	(34,265)	—	(32,392)	—	(144,353)	—	(26,855)
Total distributions	—	(55,528)	—	(35,753)	—	(180,273)	—	(41,013)
Capital stock transactions
Proceeds from sale of shares	24,344	65,065	65,827	407,452	178,572	303,585	66,110	242,540
Shares issued in reinvestment of income dividends and capital gain distributions	—	49,466	—	35,512	—	167,335	—	40,338
Less cost of shares redeemed	(23,119)	(48,798)	(30,011)	(167,286)	(208,029)	(486,358)	(96,991)	(102,182)
Net increase (decrease) in net assets resulting from capital share transactions	1,225	65,733	35,816	275,678	(29,457)	(15,438)	(30,881)	180,696
Increase (decrease) in net assets	(148,078)	46,630	(77,069)	211,548	(316,581)	(153,898)	(163,441)	192,999
Net assets
Beginning of period	383,511	336,881	473,685	262,137	1,041,838	1,195,736	500,408	307,409
End of period	$235,433	$383,511	$396,616	$473,685	$725,257	$1,041,838	$336,967	$500,408

See accompanying Notes to Financial Statements.

102	Semiannual Report	June 30, 2022

Statements of Assets and Liabilities

As of June 30, 2022 (dollar amounts in thousands) (unaudited)

	China Growth Fund	Emerging Markets Debt Fund	Macro Allocation Fund (In Liquidation)
Assets
Investments in securities, at cost	$4,353	$49,628	$—
Repurchase agreement, at cost	—	3,343	22,881
Investments in securities, at value	$3,676	$39,522	$—
Repurchase agreement, at value	—	3,343	22,881
Cash	32	—	—
Foreign currency, at value (cost $6; $—; $—)	6	—	—
Segregated cash at broker	—	337	—
Receivable for securities sold	—	162	—
Receivable for fund shares sold	—	25	1
Receivable for variation margin on centrally cleared swaps	—	2	—
Receivable from Adviser	13	22	29
Dividend and interest receivable	1	882	—
Unrealized appreciation on forward foreign currency contracts	—	47	—
Total assets	3,728	44,342	22,911
Liabilities
Payable for securities purchased	—	415	—
Payable for fund shares redeemed	—	20	165
Unrealized depreciation on forward foreign currency contracts	—	2	—
Management fee payable	3	24	20
Distribution fee payable	—	—	1
Other payables and accrued expenses	15	33	124
Total liabilities	18	494	310
Net assets	$3,710	$43,848	$22,601
Capital
Composition of net assets
Paid in capital	$5,752	$58,553	$202,859
Total distributable earnings (loss)	(2,042)	(14,705)	(180,258)
Net assets	$3,710	$43,848	$22,601

Class N shares
Net assets	—	—	$3,826
Shares outstanding	—	—	357,799
Net asset value per share	—	—	$10.69
Class I shares
Net assets	$2,350	$883	$18,647
Shares outstanding	302,404	119,712	1,755,082
Net asset value per share	$7.77	$7.38	$10.62
Class R6 shares
Net assets	$1,360	$42,965	$128
Shares outstanding	175,048	5,825,953	12,063
Net asset value per share	$7.77	$7.37	$10.62

See accompanying Notes to Financial Statements.

June 30, 2022	William Blair Funds	103

Statements of Operations

For the Period Ended June 30, 2022 (all amounts in thousands) (unaudited)

		Emerging	Macro
	China	Markets	Allocation
	Growth	Debt	Fund (In
	Fund	Fund	Liquidation)
Investment income
Dividends	$41	$—	$475
Less foreign tax withheld	(1)	—	(16)
Interest	—	1,570	62
Total income	40	1,570	521

Expenses
Investment advisory fees	26	154	531
Distribution fees	—	—	6
Custodian fees	40	60	105
Transfer agent fees	1	1	12
Sub-transfer agent fees
Class N	—	—	3
Class I	1	—	24
Professional fees	18	21	15
Registration fees	8	17	7
Shareholder reporting fees	—	1	2
Trustee fees	—	2	12
Other expenses	1	3	18
Interest expense	—	—	28
Total expenses before expense limitation	95	259	763
Expenses waived or reimbursed by the Adviser
Class N	—	—	(7)
Class I	(49)	(3)	(49)
Class R6	(18)	(101)	(30)
Total expenses waived or reimbursed by the Adviser	(67)	(104)	(86)
Net expenses	28	155	677
Net investment income (loss)	12	1,415	(156)
Realized and unrealized gain (loss)
Net realized gain (loss) on transactions from:
Investments in securities	(1,332)	(5,169)	7,983
Options	—	—	(2,753)
Futures contracts	—	—	14,239
Swaps	—	471	(2,085)
Forward foreign currency contracts	—	150	(496)
Foreign currency transactions	(5)	3	(100)
Total net realized gain (loss)	(1,337)	(4,545)	16,788
Change in net unrealized appreciation (depreciation) of:
Investments in securities	(246)	(8,102)	(21,195)
Futures contracts	—	—	1,592
Swaps	—	136	(126)
Forward foreign currency contracts	—	71	1,857
Foreign currency translations	—	14	47
Change in net unrealized appreciation (depreciation)	(246)	(7,881)	(17,825)
Net increase (decrease) in net assets resulting from operations	$(1,571)	$(11,011)	$(1,193)

See accompanying Notes to Financial Statements.

104	Semiannual Report	June 30, 2022

Statements of Changes in Net Assets

For the Period Ended June 30, 2022 (unaudited) and the Year Ended December 31, 2021 (all amounts in thousands)

	China Growth Fund		Emerging Markets Debt Fund		Macro Allocation Fund (In Liquidation)
	2022	2021(a)	2022	2021(b)	2022	2021
Operations
Net investment income (loss)	$12	$(14)	$1,415	$1,200	$(156)	$2,133
Net realized gain (loss) on investments, and other assets and liabilities	(1,337)	(39)	(4,545)	(227)	16,788	40,148
Change in net unrealized appreciation (depreciation) on investments, and other assets and liabilities	(246)	(431)	(7,881)	(1,954)	(17,825)	(35,584)
Net increase (decrease) in net assets resulting from operations	(1,571)	(484)	(11,011)	(981)	(1,193)	6,697
Distributions to shareholders
Class N	—	—	—	—	—	(149)
Class I	—	—	(41)	(35)	—	(1,803)
Class R6	—	—	(1,409)	(1,228)	—	(2,923)
Total distributions	—	—	(1,450)	(1,263)	—	(4,875)
Capital stock transactions
Proceeds from sale of shares	134	7,722	4,218	52,600	4,407	17,989
Shares issued in reinvestment of income dividends and capital gain distributions	—	—	1,435	1,275	—	4,799
Less cost of shares redeemed	(2,078)	(13)	(838)	(137)	(169,409)	(189,529)
Net increase (decrease) in net assets resulting from capital share transactions	(1,944)	7,709	4,815	53,738	(165,002)	(166,741)
Increase (decrease) in net assets	(3,515)	7,225	(7,646)	51,494	(166,195)	(164,919)
Net assets
Beginning of period	7,225	—	51,494	—	188,796	353,715
End of period	$3,710	$7,225	$43,848	$51,494	$22,601	$188,796

(a)	For the period from August 27, 2021 (Commencement of Operations) to December 31, 2021.
(b)	For the period from May 25, 2021 (Commencement of Operations) to December 31, 2021.

See accompanying Notes to Financial Statements.

June 30, 2022	William Blair Funds	105

Notes to Financial Statements (information as of June 30, 2022 is unaudited)

(1) Organization

(a) Description of the Trust

William Blair Funds (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of the date of this report, the Trust has the following nineteen funds (the “Funds”) available for sale, each with its own investment objective and policies. For each Fund, the number of shares authorized is unlimited.

U.S. Equity Funds Growth Large Cap Growth Mid Cap Growth Mid Cap Value Small-Mid Cap Core Small-Mid Cap Growth Small Cap Growth Small Cap Value

Global Equity Fund

Global Leaders

International Equity Funds

International Leaders

International Growth

Institutional International Growth

International Small Cap Growth

Emerging Markets Leaders

Emerging Markets Growth

Emerging Markets Small Cap Growth

China Growth

Emerging Markets Debt Fund Emerging Markets Debt Multi-Asset and Alternative Fund Macro Allocation

William Blair Investment Management, LLC (the “Adviser”) serves as the Trust’s investment adviser. William Blair & Company, L.L.C. (“WBC” or the “Distributor”), an affiliate of the Adviser, serves as the Trust’s principal underwriter and distributor.

(b) Reorganization of Small Cap Value Fund

In connection with the Adviser’s acquisition of Investment Counselors of Maryland, LLC (“ICM”), the Board of Trustees of the Trust and the Board of Trustees of The Advisors’ Inner Circle Fund (“AIC”) approved a reorganization of the ICM Small Company Portfolio (“Predecessor Fund”), a series of AIC advised by ICM, into the Small Cap Value Fund (“SCV Fund”) (the “Reorganization”), pursuant to which the SCV Fund acquired all assets and assumed all liabilities of the Predecessor Fund in exchange for Class I shares of the SCV Fund. The tax-free reorganization occurred on July 16, 2021. The SCV Fund is the surviving entity for legal and tax purposes and has maintained a tax year end of December 31. The Predecessor Fund is the accounting survivor for financial reporting purposes. As a result, the statement of changes in net assets and Class I financial highlights for the periods prior to the merger date reflect the operations of the Predecessor Fund. The performance and accounting history for Class N and Class R6 shares of the reorganized SCV Fund began effective July 17, 2021.

The following is a summary of shares outstanding, net assets, net asset value per share and unrealized appreciation (depreciation) immediately before and after the tax-free reorganization (dollar amounts are in thousands):

	Before Reorganization			After Reorganization
	Small Cap Value Fund		ICM Small Company Portfolio	Small Cap Value Fund
Class N
Shares outstanding	317,775	(a)	N/A	317,775
Net assets	$10,216		N/A	$10,216
Net asset value	$32.15	(a)	N/A	$32.15
Class I / Institutional Class
Shares outstanding	760,891	(b)	59,609,442	60,370,333
Net assets	$24,461		$1,916,342	$1,940,803
Net asset value	$32.15	(b)	$32.15	$32.15

106	Semiannual Report	June 30, 2022

Notes to Financial Statements (information as of June 30, 2022 is unaudited)

	Before Reorganization			After Reorganization
	Small Cap Value Fund		ICM Small Company Portfolio	Small Cap Value Fund
Class R6
Shares outstanding	343,951	(c)	N/A	343,951
Net assets	$11,057		N/A	$11,057
Net asset value	$32.15	(c)	N/A	$32.15
Total
Net assets	$45,734		$1,916,342	$1,962,076
Cost of long-term investments	$46,200		$1,499,746	$1,545,946
Unrealized appreciation (depreciation)	$(834)		$398,015	$397,181

(a)	Reflects a 0.454985-for-1 stock split which occurred immediately prior to the reorganization on July 16, 2021.
(b)	Reflects a 0.474218-for-1 stock split which occurred immediately prior to the reorganization on July 16, 2021.
(c)	Reflects a 0.473845-for-1 stock split which occurred immediately prior to the reorganization on July 16, 2021.

Assuming the reorganization had been completed on November 1, 2020, the SCV Fund’s results of operations for the year ended October 31, 2021 would have been as follows (in thousands):

Net investment income	$10,239
Net realized and unrealized gain (loss) on investments	706,989
Net increase in net assets resulting from operations	$717,228

Because the combined investment portfolios have been managed as a single portfolio since the reorganization was completed, it is not practical to separate the amounts of revenue and earnings to the SCV Fund that have been included in its Statement of Operations since the reorganization.

For financial reporting purposes, assets received and shares issued by the SCV Fund were recorded at fair value; however, the cost basis of the investments from the Predecessor Fund was carried forward to align ongoing reporting of the SCV Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

(c) Share Classes

Each Fund is comprised of Class N, Class I and Class R6 shares, except the Mid Cap Value, Small-Mid Cap Core, China Growth and Emerging Markets Debt Funds, which are comprised of Class I and Class R6 shares, and Institutional International Growth Fund, which does not offer multiple classes of shares.

Class N shares are available to the general public, either directly through the Trust’s distributor or through a select number of financial intermediaries. Class N shares are sold without any sales load and carry an annual 12b-1 distribution fee at a fixed rate (0.25% for all Funds as discussed in Note 4(b) – Transactions with Affiliates – Underwriting and Distribution Services Agreements) and a sub-transfer agent fee that is not a fixed rate and varies by Fund and class, as discussed below.

Class I shares are available to certain retirement and deferred compensation plans, clients of certain financial intermediaries, and asset-based fee advisory clients of William Blair. The minimum initial investment for a Class I account is $500,000, subject to certain exceptions. Class I shares do not carry any sales load or distribution fees and generally have lower ongoing expenses than Class N shares. Class I shares have a sub-transfer agent fee that is not a fixed rate and varies by Fund and class, as discussed below.

Class R6 shares are available to certain retirement and deferred compensation plans, clients of certain financial intermediaries, asset-based fee advisory clients of William Blair, and additional types of investors, provided that neither the investor nor the financial intermediary requires the Funds to make any type of servicing or administrative payment. The minimum initial investment for a Class R6 account is $1 million, subject to certain exceptions.

June 30, 2022	William Blair Funds	107

Notes to Financial Statements (information as of June 30, 2022 is unaudited)

Shares of the Institutional International Growth Fund require a minimum initial investment of $5 million, subject to certain exceptions.

Class R6 shares and the Institutional International Growth Fund do not carry any sales load, distribution fees or sub-transfer agent fees. Class R6 shares of a Fund generally have lower ongoing expenses than the Fund’s Class N and Class I shares.

Sub-transfer agent fees: For Class N and Class I shares, the Funds may reimburse WBC for fees paid to intermediaries such as banks, broker-dealers, financial advisers or other financial institutions for sub-administration, sub-transfer agency and other services provided to investors whose shares of record are held in omnibus, other group accounts, retirement plans or accounts traded through registered securities clearing agents. These fees may vary based on, for example, the nature of services provided, but generally range up to 0.15% of the assets of the class serviced or maintained by the intermediary or up to $15 per sub-account maintained by the intermediary, depending on the method by which the intermediary charges for the services.

(d) Fund Objectives

The investment objectives of the Funds are as follows:

U.S. Equity Funds	Long-term capital appreciation.
Global Equity Fund	Long-term capital appreciation.
International Equity Funds	Long-term capital appreciation.
Emerging Markets Debt Fund	Provide attractive risk-adjusted returns relative to the Fund’s benchmark through investments in hard currency denominated debt issued in emerging market countries.
Macro Allocation Fund	Maximize long-term risk-adjusted total return.

(2) Significant Accounting Policies

The following is a summary of the Trust’s significant accounting policies in effect during the periods covered by the financial statements, which are in accordance with U.S. generally accepted accounting principles (“US GAAP”), which includes the accounting and reporting guidelines under Accounting Standards Topic 946, Financial Services—Investment Companies.

(a) Investment income and transactions

Investment income, realized and unrealized gains and losses, and certain Fund level expenses and expense reductions, if any, are allocated based on the relative net assets of each class, except for certain class-specific expenses, which are charged directly to the appropriate class. Differences in class expenses may result in the payment of different per share dividends by class. All share classes of the Funds have equal rights with respect to voting, subject to class specific arrangements.

Dividend income and expenses are recorded on the ex-dividend date, except for those dividends from certain foreign securities that are recorded when the information is available.

Interest income is recorded on an accrual basis, adjusted for amortization of premium or accretion of discount. Variable rate bonds and floating rate notes earn interest at coupon rates that fluctuate at specific time intervals. The interest rates shown in the Portfolio of Investments for the Emerging Markets Debt Fund were the rates in effect on June 30, 2022. Put bonds may be redeemed at the discretion of the holder on specified dates prior to maturity.

Premiums and discounts are amortized and accreted, respectively, on a straight-line basis for short-term investments and on an effective interest method for long-term investments.

For the period ended June 30, 2022, the International Growth and Institutional International Growth Funds received European Union tax reclaim payments, including interest, of $6,383 and $2,800, respectively (in thousands), relating to amounts withheld on dividends received by the Funds during the fiscal years ended December 31, 2009 through 2014. The amounts withheld on dividends were not previously passed through to the Funds’ shareholders in the years the dividends were received by the Funds. The payments received are included within other income in the Statement of Operations.

The Funds do not isolate the portion of operations resulting from fluctuations in foreign currency exchange rates on investments from the fluctuations arising from changes in the value of securities held. Such currency fluctuations are included with the net realized and unrealized gain or loss from investments.

108	Semiannual Report	June 30, 2022

Notes to Financial Statements (information as of June 30, 2022 is unaudited)

Reported net realized foreign currency gains or losses arise from disposition of foreign currency, the difference in the foreign exchange rates between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the ex-date or accrual date and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies held at period end.

For financial reporting purposes, security and shareholder transactions are recorded on trade date in accordance with US GAAP. Realized gains and losses from securities transactions are recognized on a specifically identified cost basis.

Awards from class action litigation may be recorded as a reduction of cost. If the Funds no longer own the applicable securities, the proceeds are recorded as realized gains.

(b) Share Valuation and Distributions to Shareholders

Shares are sold and redeemed on a continuous basis at net asset value. The net asset value per share is determined separately for each class by dividing the Fund’s net assets attributable to that class by the number of shares of the class outstanding as of the close of regular trading on the New York Stock Exchange (the “NYSE”), which is generally 4:00 p.m. Eastern time, on each day the NYSE is open.

Distributions from net investment income, if any, for all Equity and Multi-Asset and Alternative Funds are declared and paid at least annually. Distributions from net investment income for Emerging Markets Debt Fund are declared daily and paid monthly. Capital gain distributions, if any, for all Funds, are declared and paid at least annually in December and/or January. Distributions payable to shareholders are recorded on the ex-dividend date.

For the period from November 1, 2020 to July 16, 2021, the Predecessor Fund distributed its net investment income quarterly, and distributed its net realized gains at least annually. In connection with the Reorganization, the Predecessor Fund also distributed all of its net realized gains on July 13, 2021. Effective July 17, 2021, the Small Cap Value Fund pays distributions in accordance with the aforementioned policy.

(c) Foreign Currency Translation

The Funds may invest in securities denominated in foreign currencies. As such, assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate on the date of valuation. The values of foreign investments, open forward foreign currency contracts, and cash denominated in foreign currencies are translated into U.S. dollars using a spot market rate of exchange as of the time of the determination of each Fund’s net asset value, typically 4:00 p.m. Eastern time on days when there is regular trading on the NYSE. Payables and receivables for securities transactions, dividends, interest income and tax reclaims are translated into U.S. dollars using a spot market rate of exchange as of 4:00 p.m. Eastern time. Settlement of purchases and sales and dividend and interest receipts are translated into U.S. dollars using a spot market rate of exchange as of 11:00 a.m. Eastern time.

(d) Investment in REITs

With respect to the Funds, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

(e) Master Limited Partnerships

The Funds may invest in master limited partnerships (“MLP”). MLPs are limited partnerships or limited liability companies, whose partnership units or limited liability interests are listed and traded on a U.S. securities exchange, and are treated as publicly traded partnerships for federal income tax purposes. To qualify to be treated as a partnership for tax purposes, an MLP must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986,

June 30, 2022	William Blair Funds	109

Notes to Financial Statements (information as of June 30, 2022 is unaudited)

as amended (the “Code”). These qualifying sources include activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. MLPs that are formed as limited liability companies generally have two analogous classes of owners, the managing member and the members. For purposes of this section, references to general partners also apply to managing members and references to limited partners also apply to members. The general partner is typically owned by a major energy company, an investment fund, the direct management of the MLP or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an equity interest of as much as 2% in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners own the remainder of the MLP through ownership of common units and have a limited role in the MLP’s operations and management.

(f) Income Taxes

Each Fund intends to comply with the provisions of Subchapter M of the Code, in order to qualify as regulated investment companies. Each Fund intends to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all, or substantially all, federal income and excise taxes. No provision for federal income and excise taxes has been made.

Certain Funds may be subject to foreign income taxes imposed on realized gains on securities of issuers from certain foreign countries. Such taxes, if applicable, are included within net realized gain (loss) on transactions from investments in securities in the Statement of Operations.

Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the positions. Tax positions not deemed to meet the “more likely than not” threshold would be recorded as a tax benefit or expense in the current year. Management has evaluated all of the uncertain tax positions of the Funds and has determined that no liability is required to be recorded in the financial statements.

The statute of limitations on the Funds’ tax returns for the prior three years remains open and the returns are subject to examination.

Adjustments to the cost of investments for tax purposes may be due to the deferred loss associated with current and prior year wash sales, income recognition from investments in real estate investment trusts, and the Funds’ election to mark-to-market their investments in Passive Foreign Investment Companies (“PFICs”). The cost of investments, including derivatives, for federal income tax purposes and related gross unrealized appreciation (depreciation) and net unrealized appreciation/(depreciation) at June 30, 2022, were as follows (in thousands):

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Growth	$164,027	$87,176	$26,438	$60,738
Large Cap Growth	1,112,998	82,609	120,929	(38,320)
Mid Cap Growth	39,078	5,373	9,061	(3,688)
Mid Cap Value	1,563	6	217	(211)
Small-Mid Cap Core	138,009	3,105	23,159	(20,054)
Small-Mid Cap Growth	2,201,557	286,245	367,934	(81,689)
Small Cap Growth	524,030	74,990	106,600	(31,610)
Small Cap Value	1,308,670	125,368	169,355	(43,987)
Global Leaders	71,745	27,507	4,948	22,559
International Leaders	987,878	91,402	105,409	(14,007)
International Growth	1,293,408	276,773	105,577	171,196
Institutional International Growth	832,463	159,012	61,297	97,715

110	Semiannual Report	June 30, 2022

Notes to Financial Statements (information as of June 30, 2022 is unaudited)

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
International Small Cap Growth	277,484	13,667	55,426	(41,759)
Emerging Markets Leaders	445,494	15,646	68,317	(52,671)
Emerging Markets Growth	701,023	55,753	59,415	(3,662)
Emerging Markets Small Cap Growth	374,442	20,522	62,396	(41,874)
China Growth	4,399	62	785	(723)
Emerging Markets Debt	53,458	269	10,615	(10,344)
Macro Allocation	22,881	—	—	—

As of December 31, 2021, the Funds may have unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. Under current law, the Funds may carry forward net capital losses indefinitely to use to offset capital gains realized in future years. The following table details the Funds’ available capital loss carryforwards as of December 31, 2021, and the capital loss carryforwards utilized by the Funds in 2021 (in thousands):

				Capital Loss
	Available Capital Loss Carryforwards			Carryforwards
Fund	Short Term	Long Term	Total	Utilized in 2021
Small-Mid Cap Core	$6,340	$—	$6,340	$6,466
China Growth	28	—	28	—
Emerging Markets Debt	248	—	248	—
Macro Allocation	196,808	—	196,808	39,838

In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually, net capital gains realized during a twelve month period ending October 31 and net investment income earned during a twelve month period ending December 31. In connection with this, the Funds are permitted for tax purposes to defer into their next fiscal year qualified late year losses. Qualified late year capital losses are any short term or long term capital losses incurred between November 1 and the end of their fiscal year, December 31, 2021. Qualified late year ordinary losses are comprised of losses related to swaps, foreign currency and PFICs incurred between November 1 and the end of their fiscal year, December 31, 2021.

As of December 31, 2021, the following Funds deferred, on a tax basis, qualified late year losses of (in thousands):

	Qualified Late Year Losses
Fund	Ordinary Income	Net Capital
Growth	$—	$715
Large Cap Growth	—	1,904
Small-Mid Cap Growth	—	1,783
Small Cap Growth	—	3,077
International Leaders	1,890	—
International Growth	—	6,800
Institutional International Growth	—	3,248
International Small Cap Growth	47	2,083
Emerging Markets Leaders	703	—
Emerging Markets Growth	1,382	—
Emerging Markets Small Cap Growth	967	—
China Growth	5	—
Macro Allocation	2,498	—

June 30, 2022	William Blair Funds	111

Notes to Financial Statements (information as of June 30, 2022 is unaudited)

(g) Repurchase Agreements

In a repurchase agreement, a Fund buys a security at one price and at the time of sale, the seller agrees to repurchase the security at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser’s holding period, while the seller’s obligation to repurchase is secured by the value of the underlying collateral. The Adviser monitors, on an ongoing basis, the value of the underlying collateral to ensure that the value always equals or exceeds the repurchase price plus accrued interest. Repurchase agreements may involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying collateral. The risk to a Fund is limited to the ability of the seller to pay the agreed upon sum on the delivery date. In the event of default, a repurchase agreement provides that a Fund is entitled to sell the underlying collateral. The loss, if any, to a Fund will be the difference between the proceeds from the sale and the repurchase price. However, if bankruptcy proceedings are commenced with respect to the seller of the security, disposition of the collateral by the Fund may be delayed or limited. The Funds have master repurchase agreements which allow the Funds to offset amounts owed to a counterparty with amounts owed from the same counterparty, including any collateral, in the event the counterparty defaults. Each Fund’s outstanding repurchase agreements, if any, and related collateral, are shown on the Fund’s Portfolio of Investments. Although no definitive creditworthiness criteria are used, the Adviser reviews the creditworthiness of the banks and non-bank dealers with which a Fund enters into repurchase agreements to evaluate those risks. A Fund may, for tax purposes, deem repurchase agreements collateralized by U.S. Government securities to be investments in U.S. Government securities.

(h) Securities Sold, Not Yet Purchased

A Fund may sell a security it does not own (known as selling a security short) in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker through which it made the short sale. A gain, limited to the price at which the fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale. A Fund is also subject to the risk that it may be unable to acquire a security to terminate a short position except at a price substantially in excess of the price at which it sold the security short.

(i) Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results may differ from those estimates.

(j) Indemnification

In the normal course of business, the Funds have entered into contracts in which the Funds agree to indemnify the other party or parties against various potential costs or liabilities. The Funds’ maximum exposure under these arrangements is unknown. No claim has been made for indemnification pursuant to any such agreement of the Funds.

(k) Redemption In-Kind

In accordance with the Trust’s prospectus, the Funds may distribute portfolio securities rather than cash as payment for a redemption of Fund shares (in-kind redemption). For financial reporting purposes, the Fund recognizes a gain or loss on the transfer of securities depending on the value of those securities on the date of redemption. Gains and losses realized on in-kind redemptions may not be recognized for tax purposes and are reclassified from accumulated net realized gain (loss) to capital paid in excess of par value. During the period ended June 30, 2022, the Small-Mid Cap Growth and Small Cap Value Funds redeemed $19,912 and $579,643 (in thousands), respectively, of fund shares in-kind rather than with cash and recognized net realized gains of $3,930 and $201,191 (in thousands), respectively, on the securities distributed to shareholders.

(3) Valuation

(a) Investment Valuation

The value of U.S. equity securities, including exchange-traded funds, is determined by valuing securities traded on national securities markets or in the over-the-counter markets at the last sale price or, if applicable, the official closing price or, in the absence of a recent sale on the date of determination, at the mean between the last reported bid and ask prices.

112	Semiannual Report	June 30, 2022

Notes to Financial Statements (information as of June 30, 2022 is unaudited)

The value of foreign equity securities is generally determined based upon the last sale price on the foreign exchange or market on which it is primarily traded and in the currency of that market as of the close of the appropriate exchange or, if there have been no sales during that day, at the mean between the last reported bid and ask prices. The Board of Trustees has determined that the passage of time between when the foreign exchanges or markets close and when the Funds compute their net asset values could cause the value of foreign equity securities to no longer be representative or accurate and, as a result, may necessitate that such securities be fair valued. Accordingly, for foreign equity securities, the Funds may use an independent pricing service to fair value price the security as of the close of regular trading on the NYSE. As a result, a Fund’s value for a foreign security may be different from the last sale price (or the mean between the last reported bid and ask prices). As of June 30, 2022, fair valuation estimates for foreign equity securities were not obtained.

Fixed income securities are generally valued using evaluated prices provided by an independent pricing service. The evaluated prices are formed using various market inputs that the pricing service believes accurately represent the market value of a security at a particular point in time. The pricing service determines evaluated prices for fixed income securities using inputs including, but not limited to, recent transaction prices for such securities, dealer quotes, transaction prices for other securities with similar characteristics, collateral characteristics, credit quality, payment history, liquidity and market conditions.

Repurchase agreements are valued at cost, which approximates fair value.

Option contracts on securities, currencies and other financial instruments traded on one or more exchanges are valued at their most recent sale price on the exchange on which they are traded most extensively. Option contracts on foreign indices are valued at the settlement price. If there were no sales that day or if no settlement price is available, such option contracts are valued at the mean between the last reported bid and ask prices. Option contracts traded in the Over-the-Counter (“OTC”) market shall be valued by an independent pricing service. Futures contracts are valued at the most recent settlement price on the exchange on which they are traded most extensively, or if no settlement price is available, at the last sale price as of the close of the exchange. Forward foreign currency contracts are valued on the basis of the value of the underlying currencies at the prevailing currency exchange rate as supplied by an independent pricing service.

Swaps that are centrally cleared through an exchange are valued at the most recent settlement price provided by the exchange on which they are cleared. Total return swaps on equities, equity baskets, indices and other financial instruments are valued by an independent pricing service, or if unavailable, based on the security’s or instrument’s underlying reference asset. All other swap contracts are valued by an independent pricing service. Depending on the product and the terms of the transaction, the independent pricing service may use a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates.

Securities, and other assets, for which a market price is not available or is deemed unreliable (e.g., securities affected by unusual or extraordinary events, such as natural disasters or securities affected by market or economic events, such as bankruptcy filings), or the value of which is affected by a significant valuation event, are valued at a fair value as determined in good faith by, or under the direction of, the Board of Trustees and in accordance with the Valuation Procedures approved by the Board of Trustees. The value of these fair valued securities may be different from the last sale price (or the mean between the last reported bid and ask prices), and there is no guarantee that a fair valued security will be sold at the price at which a Fund is carrying the security.

(b) Fair Value Measurements

Fair value is defined as the price that a Fund would receive upon selling a security in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. A three-tier hierarchy of inputs is used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

•	Level 1—Quoted prices (unadjusted) in active markets for an identical security.

•	Level 2—Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. In addition, other observable inputs such as foreign exchange rates, benchmark securities indices and foreign futures contracts may be utilized in the valuation of certain foreign securities when significant events occur between the last sale on the foreign securities exchange and the time at which the net asset value of the Fund is calculated.

June 30, 2022	William Blair Funds	113

Notes to Financial Statements (information as of June 30, 2022 is unaudited)

•	Level 3—Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and are based on the best information available.

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation methodologies applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Exchange-Traded Securities

Securities traded on a national securities exchange (or reported on the NASDAQ national market), including exchange-traded funds, are stated at the last reported sales price on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the mean between the last reported bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Securities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Fixed Income Securities

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agency obligations, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, asset-backed securities, non-U.S. bonds and commercial paper are generally valued using evaluated prices provided by an independent pricing service. The evaluated prices are formed using various market inputs that the pricing service believes accurately represent the fair value of a security at a particular point in time. The pricing service determines evaluated prices for fixed income securities using inputs including, but not limited to, recent transaction prices for such securities, dealer quotes, transaction prices for other securities with similar characteristics, collateral characteristics, credit quality, payment history, liquidity and market conditions. Securities that use similar valuation techniques and observable inputs as described above are categorized as Level 2 of the fair value hierarchy.

Repurchase Agreements

Repurchase agreements are valued at cost, which approximates fair value. Repurchase agreements are categorized as Level 2 of the fair value hierarchy.

Derivative Instruments

Listed derivatives, such as certain options and futures contracts, that are actively traded are valued based on quoted prices from the exchange on which they are traded most extensively and are categorized as Level 1 of the fair value hierarchy. OTC derivative contracts include forward foreign currency contracts, swap and certain option contracts related to interest rates, foreign currencies, the credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of OTC derivative products can be modeled by independent pricing services taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of forward foreign currency contracts and interest rate swaps. A substantial majority of OTC derivative products valued by a Fund using pricing models fall into this category and are categorized as Level 2 of the fair value hierarchy.

114	Semiannual Report	June 30, 2022

Notes to Financial Statements (information as of June 30, 2022 is unaudited)

As of June 30, 2022, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).

Investments in securities	Growth	Large Cap Growth	Mid Cap Growth	Mid Cap Value
Level 1—Quoted prices
Common Stocks	$219,802	$1,061,641	$34,698	$1,352
Level 2—Other significant observable inputs
Repurchase Agreements	4,963	13,037	692	—
Level 3—Significant unobservable inputs
None	—	—	—	—
Total investments in securities	$224,765	$1,074,678	$35,390	$1,352

Investments in securities	Small-Mid Cap Core	Small-Mid Cap Growth	Small Cap Growth	Small Cap Value
Level 1—Quoted prices
Common Stocks	$114,830	$2,068,376	$479,691	$1,255,009
Level 2—Other significant observable inputs
Repurchase Agreements	3,125	51,492	12,729	9,674
Level 3—Significant unobservable inputs
None	—	—	—	—
Total investments in securities	$117,955	$2,119,868	$492,420	$1,264,683

Investments in securities	Global Leaders	International Leaders	International Growth	Institutional International Growth
Level 1—Quoted prices
Common Stocks	$93,674	$951,348	$1,399,794	$905,729
Level 2—Other significant observable inputs
Repurchase Agreements	630	22,523	64,810	24,449
Level 3—Significant unobservable inputs
None	—	—	—	—
Total investments in securities	$94,304	$973,871	$1,464,604	$930,178

Investments in securities	International Small Cap Growth	Emerging Markets Leaders	Emerging Markets Growth	Emerging Markets Small Cap Growth
Level 1—Quoted prices
Common Stocks	$229,286	$384,938	$666,443	$316,910
Level 2—Other significant observable inputs
Common Stocks	—	4,622	16,449	12,957
Repurchase Agreements	6,439	3,263	14,469	2,701
Level 3—Significant unobservable inputs
None	—	—	—	—
Total investments in securities	$235,725	$392,823	$697,361	$332,568

June 30, 2022	William Blair Funds	115

Notes to Financial Statements (information as of June 30, 2022 is unaudited)

Investments in securities	China Growth	Emerging Markets Debt	Macro Allocation
Assets
Level 1—Quoted prices
Common Stocks	$3,676	$—	$—
Level 2—Other significant observable inputs
Foreign Corporate Obligations	—	12,811	—
Foreign Government Bonds	—	26,188	—
Foreign Municipal Bonds	—	523	—
Repurchase Agreements	—	3,343	22,881
Level 3—Significant unobservable inputs
None	—	—	—
Liabilities
Level 1—Quoted prices
None	—	—	—
Level 2—Other significant observable inputs
None	—	—	—
Level 3—Significant unobservable inputs
None	—	—	—
Total investments in securities	$3,676	$42,865	$22,881
Other financial instruments
Assets
Level 1—Quoted prices
None	$—	$—	$—
Level 2—Other significant observable inputs
Forward Foreign Currency Contracts	—	47	—
Swaps	—	626	—
Level 3—Significant unobservable inputs
None	—	—	—
Liabilities
Level 1—Quoted prices
None	—	—	—
Level 2—Other significant observable inputs
Forward Foreign Currency Contracts	—	(2)	—
Swaps	—	(412)	—
Level 3—Significant unobservable inputs
None	—	—	—
Total other financial instruments	$—	$259	$—

See Portfolio of Investments for Sector Classification.

116	Semiannual Report	June 30, 2022

Notes to Financial Statements (information as of June 30, 2022 is unaudited)

(4) Transactions with Affiliates

(a) Management and Expense Limitation Agreements

Each Fund has a management agreement with the Adviser for investment management, clerical, bookkeeping and administrative services. Each Fund pays the Adviser an annual management fee, which is accrued daily and paid monthly, based on a specified percentage of the Fund’s average daily net assets. Each Fund’s annual management fee rate is as follows:

U.S. Equity Funds
Growth	0.75%
Large Cap Growth	0.60%
Mid Cap Growth	0.90%
Mid Cap Value	0.70%
Small-Mid Cap Core	0.90%
Small-Mid Cap Growth	1.00%
Small Cap Growth	1.10%
Small Cap Value	0.75%

Emerging Markets Debt Fund
Emerging Markets Debt	0.65%

Multi-Asset and Alternative Fund
Macro Allocation	0.80%

Global Equity Fund
Global Leaders	0.85%
International Equity Funds
International Leaders	0.85%
International Growth Fund[1]:
First $3 billion	0.94%
Next $2 billion	0.90%
Next $5 billion	0.85%
Next $5 billion	0.825%
In excess of $15 billion	0.80%
Institutional International Growth Fund[2]:
First $1.875 billion	0.94%
Next $625 million	0.90%
Next $2.5 billion	0.875%
Next $5 billion	0.85%
Next $5 billion	0.825%
In excess of $15 billion	0.80%
International Small Cap Growth	1.00%
Emerging Markets Leaders[3]	0.94%
Emerging Markets Growth[4]	0.94%
Emerging Markets Small Cap Growth	1.10%
China Growth[5]	0.94%

1	Prior to May 1, 2022, the International Growth Fund paid a management fee at a rate of 1.10% of the first $250 million of the Fund’s average daily net assets; plus 1.00% of the next $2.25 billion of the Fund’s average daily net assets; plus 0.975% of the next $2.5 billion of the Fund’s average daily net assets; plus 0.95% of the next $5 billion of the Fund’s average daily net assets; plus 0.925% of the next $5 billion of the Fund’s average daily net assets; plus 0.90% of the Fund’s average daily net assets over $15 billion. Effective May 1, 2022, the management fee paid to the Adviser was reduced to 0.94% of the first $3 billion of the Fund’s average daily net assets; plus 0.90% of the next $2 billion of the Fund’s average daily net assets; plus 0.85% of the next $5 billion of the Fund’s average daily net assets; plus 0.825% of the next $5 billion of the Fund’s average daily net assets; plus 0.80% of the Fund’s average daily net assets over $15 billion.
2	Prior to May 1, 2022, the Institutional International Growth Fund paid a management fee at a rate of 1.00% of the first $500 million of the Fund’s average daily net assets; plus 0.95% of the next $500 million of the Fund’s average daily net assets; plus 0.90% of the next $1.5 billion of the Fund’s average daily net assets; plus 0.875% of the next $2.5 billion of the Fund’s average daily net assets; plus 0.85% of the next $5 billion of the Fund’s average daily net assets; plus 0.825% of the next $5 billion of the Fund’s average daily net assets; plus 0.80% of the Fund’s average daily net assets over $15 billion. Effective May 1, 2022, the management fee paid to the Adviser was reduced to 0.94% of the first $1.875 billion of the Fund’s average daily net assets; plus 0.90% of the next $625 million of the Fund’s average daily net assets; plus 0.875% of the next $2.5 billion of the Fund’s average daily net assets; plus 0.85% of the next $5 billion of the Fund’s average daily net assets; plus 0.825% of the next $5 billion of the Fund’s average daily net assets; plus 0.80% of the Fund’s average daily net assets over $15 billion.
3	Prior to May 1, 2022, the Emerging Markets Leaders Fund paid a management fee at a rate of 1.10% of the Fund’s average daily net assets. Effective May 1, 2022, the management fee paid to the Adviser was reduced to 0.94%.
4	Prior to May 1, 2022, the Emerging Markets Growth Fund paid a management fee at a rate of 1.10% of the Fund’s average daily net assets. Effective May 1, 2022, the management fee paid to the Adviser was reduced to 0.94%.
5	Prior to May 1, 2022, the China Growth Fund paid a management fee at a rate of 1.00% of the Fund’s average daily net assets. Effective May 1, 2022, the management fee paid to the Adviser was reduced to 0.94%.

June 30, 2022	William Blair Funds	117

Notes to Financial Statements (information as of June 30, 2022 is unaudited)

The Funds have also entered into an Amended and Restated Expense Limitation Agreement with the Adviser. Under the terms of the agreement, the Adviser will waive its management fee and/or reimburse a Fund for certain operating expenses, subject to certain excluded expenses, in excess of the agreed upon rate through April 30, 2023. Excluded expenses include interest expenses, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses on short sales, other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of a Fund’s business. The amount the Adviser owes a Fund as of the reporting date is recorded as Receivable from Adviser in the Statements of Assets and Liabilities. The Adviser reimburses the Funds on a monthly basis. The Adviser will waive fees and/or reimburse expenses to the extent that the total operating expenses for the stated class of the Funds, subject to certain excluded expenses, exceed the following rates (as a percentage of average daily net assets):

	Class N		Class I		Institutional/Class R6
Fund	Effective May 1, 2022 through April 30, 2023	Effective May 1, 2021 through April 30, 2022	Effective May 1, 2022 through April 30, 2023	Effective May 1, 2021 through April 30, 2022	Effective May 1, 2022 through April 30, 2023	Effective May 1, 2021 through April 30, 2022
Growth	1.20%	1.20%	0.95%	0.95%	0.90%	0.90%
Large Cap Growth	0.90%	0.90%	0.65%	0.65%	0.60%	0.60%
Mid Cap Growth	1.20%	1.20%	0.95%	0.95%	0.90%	0.90%
Mid Cap Value	N/A	N/A	0.75%[2]	0.75%[1]	0.70%[2]	0.70%[1]
Small-Mid Cap Core	N/A	N/A	0.95%	0.95%	0.90%	0.90%
Small-Mid Cap Growth	1.35%	1.35%	1.10%	1.10%	1.05%	1.05%
Small Cap Growth	1.50%	1.50%	1.25%	1.25%	1.20%	1.20%
Small Cap Value	1.15%	1.15%[3]	0.89%	0.89%	0.85%	0.85%[3]
Global Leaders	1.15%	1.15%	0.90%	0.90%	0.85%	0.85%
International Leaders	1.15%	1.15%	0.90%	0.90%	0.85%	0.85%
International Growth	1.24%	1.45%	0.99%	1.20%	0.94%	1.15%
Institutional International Growth	N/A	N/A	N/A	N/A	0.94%	1.05%
International Small Cap Growth	1.55%	1.55%	1.30%	1.30%	1.25%	1.25%
Emerging Markets Leaders	1.24%	1.40%	0.99%	1.15%	0.94%	1.10%
Emerging Markets Growth	1.24%	1.60%	0.99%	1.35%	0.94%	1.30%
Emerging Markets Small Cap Growth	1.55%	1.55%	1.30%	1.30%	1.25%	1.25%
China Growth	N/A	N/A	0.99%	1.05%[4]	0.94%	1.00%[4]
Emerging Markets Debt	N/A	N/A	0.70%	0.70%[5]	0.65%	0.65%[5]
Macro Allocation	1.25%	1.25%	1.00%	1.00%	0.95%	0.95%

1	Effective March 16, 2022 (Commencement of Operations).
2	Effective through April 30, 2024.
3	Effective July 17, 2021 (Commencement of Operations).
4	Effective August 27, 2021 (Commencement of Operations).
5	Effective May 25, 2021 (Commencement of Operations).

The fee waivers and/or expense reimbursements received by each class are reported in the Statements of Operations.

The Adviser is entitled to recoupment of previously waived fees and reimbursed expenses for a period of three years subsequent to a fund’s commencement of operations to the extent that such recoupment does not cause the fund’s annual operating expenses (after the recoupment is taken into account) to exceed both (1) the expense limit in place when such amounts were waived or reimbursed and (2) the fund’s current expense limitation. The total amounts available for recoupment as of June 30, 2022 were as follows (in thousands):

Fund	Available for Recoupment	Expiration of Recoupment
Mid Cap Value	$ 32	March 16, 2025
Small-Mid Cap Core	684	October 1, 2022
China Growth	123	August 27, 2024
Emerging Markets Debt	238	May 25, 2024

118	Semiannual Report	June 30, 2022

Notes to Financial Statements (information as of June 30, 2022 is unaudited)

(b) Underwriting and Distribution Services Agreements

Pursuant to separate Underwriting and Distribution Agreements, WBC is the principal underwriter and distributor for the continuous offering of shares of the Trust and acts as agent of the Trust in the sale of its shares. The Underwriting Agreement provides that the Distributor will use its best efforts to distribute the Trust’s shares. The Distributor is not compensated under the Underwriting Agreement.

Each Fund, except the Mid Cap Value, Small-Mid Cap Core, China Growth, Emerging Markets Debt and Institutional International Growth Funds, has a Distribution Agreement with WBC for distribution services to the Funds’ Class N shares. Each Fund pays WBC an annual fee, payable monthly, based on a specified percentage of its average daily net assets of Class N shares. The annual rate expressed as a percentage of average daily net assets for Class N is 0.25% for all Funds. Pursuant to the Distribution Agreement, WBC enters into related selling group agreements with various firms at various rates for sales of the Funds’ Class N shares.

(c) Administration Agreement

For the period from November 1, 2020 to July 16, 2021, the Predecessor Fund and the SEI Investments Distribution Co. were parties to a Distribution Agreement. SEI Investments Distribution Co. received no fees under the agreement. Effective July 17, 2021, the Small Cap Value Fund was subject to the aforementioned Underwriting and Distribution Agreements.

(5) Investment Transactions

Investment transactions, excluding short-term securities, for the period ended June 30, 2022, were as follows (in thousands):

Fund	Purchases	Sales
Growth	$37,645	$63,660
Large Cap Growth	526,821	133,833
Mid Cap Growth	7,931	8,389
Mid Cap Value (a)	1,633	63
Small-Mid Cap Core	88,777	34,230
Small-Mid Cap Growth	584,087	645,521
Small Cap Growth	141,225	161,202
Small Cap Value	225,149	780,404
Global Leaders	5,885	8,316
International Leaders	447,124	339,712
International Growth	421,612	434,759
Institutional International Growth	333,421	283,882
International Small Cap Growth	90,182	87,873
Emerging Markets Leaders	122,453	84,787
Emerging Markets Growth	399,982	454,980
Emerging Markets Small Cap Growth	207,775	241,632
China Growth	1,276	3,165
Emerging Markets Debt	36,083	31,127
Macro Allocation	7,292	161,220

(a)	For the period from March 16, 2022 (Commencement of Operations) to June 30, 2022.

(6) Financial Derivative Instruments

Each Fund may use derivative instruments to maintain liquidity, to provide hedging, or in anticipation of changes in the composition of its portfolio holdings or as otherwise provided in each Fund’s prospectus. The Macro Allocation Fund may also use derivative instruments to implement its investment strategy and obtain desired investment exposures, including by taking long or short positions indirectly through derivative instruments such as, but not limited to, futures, swaps, options and forward foreign currency contracts. Such long and short positions may be intended to enhance expected return, reduce expected risk, or both. For additional information regarding the asset class exposures the Macro Allocation Fund typically seeks through futures, swaps, options and forward foreign currency contracts, see the Fund’s principal investment strategy disclosure in its prospectus. The derivative instruments held as of June 30, 2022, as disclosed in each Fund’s Portfolios of Investments, are representative of each Fund’s derivative instrument trading activity during the period ended June 30, 2022.

June 30, 2022	William Blair Funds	119

Notes to Financial Statements (information as of June 30, 2022 is unaudited)

Derivative transactions carry counterparty risk as they are based on contracts between a Fund and the applicable counterparty. For exchange-traded or cleared derivative contracts, such counterparty risk is limited due to the role of the exchange or clearinghouse. OTC derivative contracts, however, are exposed to counterparty risk in the amount of unrealized gains, net of collateral held, for the duration of the contract.

The Macro Allocation Fund is subject to certain netting arrangements through International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDAs”). The ISDAs maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. The ISDAs cover certain OTC derivative securities entered into by the Macro Allocation Fund with various counterparties and allow the Macro Allocation Fund to close out and net its total exposure to a counterparty in the event of a default.

Futures Contracts

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price at a designated date, time and place. An index futures contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index futures contract was originally written. A futures contract can be closed out prior to delivery by entering into an offsetting transaction in a matching futures contract. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, a Fund realizes a gain; if it is more, a Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, a Fund realizes a gain; if it is less, a Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If a Fund is not able to enter into an offsetting transaction, a Fund will continue to be required to maintain the margin deposits on the futures contract.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other liquid assets equal to a certain percentage of the contract amount (“initial margin deposit”). Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by a Fund and a cash payment is either made to or received from the broker each day. Gains or losses on futures contracts are recognized but not considered realized until the contracts expire or are closed and are included in the Statement of Operations.

Options

The purchase or sale of an option by a Fund involves the payment or receipt of a premium by the investor and the corresponding right or obligation, as the case may be, either to purchase or sell the underlying security, commodity, or other instrument for a specific price at a certain time or during a certain period. Purchasing options involves the risk that the underlying instrument will not change price in the manner expected, so the investor loses its premium. Writing options involves potentially greater risk because the investor is exposed to the extent of the actual price movement in the underlying security rather than only the amount of the premium paid (which could result in a potentially unlimited loss). OTC options also involve counterparty credit risk. Purchased options are shown as an asset in the Statement of Assets and Liabilities and are included in Investments in securities. Premiums received for written options are shown as a liability in the Statement of Assets and Liabilities. Realized gains and losses on the sale, expiration or assignment of an option are disclosed in the Statement of Operations.

Forward Foreign Currency Contracts

The Global Equity, International Equity, Emerging Markets Debt and Multi-Asset and Alternative Funds may enter into forward foreign currency contracts. When entering into a forward foreign currency contract, a Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. A Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities as unrealized appreciation/depreciation on forward foreign currency contracts. Realized and unrealized gains and losses are included in the Statement of Operations. These instruments may involve market risk, credit risk, or both kinds of risks in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from the price movements in currencies.

120	Semiannual Report	June 30, 2022

Notes to Financial Statements (information as of June 30, 2022 is unaudited)

Swap Contracts

Swap agreements may include total return, interest rate, securities index, commodity, security, currency exchange rate, credit default index, volatility and variance swaps. Cleared swaps are transacted through futures commission merchants that are members of central clearing houses with the clearing house serving as a central counterparty similar to transactions in futures contracts. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount” (i.e., the change in the value of a particular dollar amount invested, for example, at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index). Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay a Fund and the risk that a Fund will not be able to meet its obligations to pay the counterparty to the swap. Swap agreements may also involve fees, commissions or other costs that may reduce a Fund’s gains from a swap agreement or may cause a Fund to lose money. To the extent permitted by its investment policies and restrictions, a Fund may invest in the following types of swaps:

Credit Default Swaps—A Fund may invest in credit default swaps as a means of “buying” credit protection (i.e., attempting to mitigate the risk of default or credit quality deterioration in some portion of a Fund’s holdings) or “selling” credit protection (i.e., attempting to gain exposure to an underlying issuer’s credit quality characteristics without directly investing in that issuer). A credit default swap is a contract between a buyer and a seller of protection against a pre-defined credit event (e.g., a ratings downgrade or default) on an underlying reference obligation, which may be a single debt instrument or baskets or indices of securities. Under current regulatory requirements, a Fund may be a buyer or seller of a credit default swap. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. A Fund adds leverage to its portfolio because the Fund is subject to investment exposure on the notional amount of the swap. The maximum potential amount of future payments that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of the period end for which a Fund is the seller of protection are disclosed in the Fund’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the same Fund for the same referenced entity or entities. For credit default swap contracts on credit indices, the quoted market prices and resulting values serve as an indicator of the payment performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, typically represent deterioration of the referenced entities’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap.

Interest Rate Swap—A Fund may invest in interest rate swaps to gain or mitigate exposure to changes in interest rates. Interest rate swap agreements involve a commitment between parties to pay either a fixed interest rate or a floating interest rate based on a notional amount of principal. The parties make payments at predetermined intervals throughout the life of the swap. As a payer, a Fund would make the fixed payment and receive the floating payment. As a receiver, a Fund would make the floating payment and receive the fixed payment.

Total Return Swap—A Fund may invest in total return swaps to gain or mitigate exposure to an underlying security, or securities. Total return swap agreements may involve commitments to pay interest in exchange for the return on the underlying security, or securities. At maturity, a net cash flow is exchanged between the parties based on the total return of the underlying security, or securities, less a financing rate. As a receiver in the transaction, a Fund would receive a payment for a positive return and would make a payment for a negative return. As a payer in the transaction, a Fund would make a payment for a positive return and would receive a payment for a negative return.

Variance Swap—A Fund may invest in variance swaps in order to gain or mitigate its exposure to an underlying reference entity such as a broad based index. A variance swap is an agreement between two parties to exchange cash flows based on the measured variance of a reference entity. The payer agrees to exchange the fixed rate, which is the variance strike price of the reference entity, to the receiver for the floating rate, which is the realized variance price of the reference entity. At the time the trade is originated, the agreed upon variance strike price is generally set so that the fair value of the swap is near zero. At maturity, a net cash flow is exchanged between the parties based on the difference between the final realized variance price of the swap and the variance strike price multiplied by the notional, or vega amount. As a receiver of the floating rate, a Fund would receive a payment if the final realized variance price is greater than the variance strike price and would make a payment if the final realized variance price is less than the variance strike price. As a payer of the floating rate, a Fund would receive a payment if the final realized variance price is less than the variance strike price and would make a payment if the final realized variance price is greater than the variance strike price.

June 30, 2022	William Blair Funds	121

Notes to Financial Statements (information as of June 30, 2022 is unaudited)

The following table presents the value of financial derivative instruments, by Fund and primary risk exposure, as of June 30, 2022, and their respective location in the Statements of Assets and Liabilities (in thousands):

	Assets		Liabilities
Fund and Primary Risk Exposure	Statements of Assets and Liabilities	Value	Statements of Assets and Liabilities	Value
Emerging Markets Debt
Credit	Receivable for variation margin on centrally cleared swaps(1)	$124	Payable for variation margin on centrally cleared swaps(1)	$121
Currency	Unrealized appreciation on forward foreign currency contracts	47	Unrealized depreciation on forward foreign currency contracts)	2
Interest rate	Receivable for variation margin on centrally cleared swaps(1)	502	Payable for variation margin on centrally cleared swaps(1)	291

(1)	The table above includes cumulative appreciation/(depreciation) on futures contracts and centrally cleared swaps as reported in the applicable Fund’s Portfolio of Investments. Receivable/payable for variation margin on futures contracts and centrally cleared swaps as reported in the applicable Fund’s Statement of Assets and Liabilities represents the current day’s variation margin.

The following table indicates the effect of derivatives, by Fund and primary risk exposure, in the Statements of Operations for the period ended June 30, 2022 (in thousands):

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Fund and Primary Risk Exposure	Statements of Operations	Value	Statements of Operations	Value
Emerging Markets Debt
Credit	Swaps	$ 251	Swaps	$ (8)
Currency	Forward foreign currency contracts	150	Forward foreign currency contracts	71
Interest rate	Swaps	220	Swaps	144
Macro Allocation
Credit	Swaps	(56)	Swaps	—
Currency	Forward foreign currency contracts	(496)	Forward foreign currency contracts	1,857
Equity	Futures contracts	13,351	Futures contracts	1,891
Equity	Options	(2,753)	Options	—
Equity	Swaps	(1,641)	Swaps	(177)
Interest rate	Futures contracts	888	Futures contracts	(299)
Interest rate	Swaps	(388)	Swaps	51

The following table is a summary by counterparty of the derivative instruments and collateral pledged/(received) included in the Fund’s Statement of Assets and Liabilities at June 30, 2022 (in thousands):

	Financial Derivative Assets		Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Total	Forward Foreign Currency Contracts	Total	Net Market Value	Collateral Pledged (Received)	Net Exposure
Emerging Markets Debt
Citibank N.A.	$47	$47	$(2)	$(2)	$45	$—	$45
	$47	$47	$(2)	$(2)

The net exposure represents the amount due from/(due to) the counterparty in the event of default. Any net exposure is generally due to changes in market value of the underlying derivative instruments on the last day of the period as timing of collateral movement occurs the following day.

122	Semiannual Report	June 30, 2022

Notes to Financial Statements (information as of June 30, 2022 is unaudited)

(7) Fund Share Transactions

The following tables summarize the activity in capital shares of each Fund for the period ended June 30, 2022 (in thousands):

	Class N
	Dollars				Shares
Fund	Sales	Reinvest	Redemptions	Total	Sales	Reinvest	Redemptions	Total
Growth	$2,920	$—	$4,130	$(1,210)	262	—	395	(133)
Large Cap Growth	38,158	—	46,936	(8,778)	1,826	—	2,424	(598)
Mid Cap Growth	88	—	521	(433)	9	—	46	(37)
Small-Mid Cap Growth	10,287	—	37,670	(27,383)	370	—	1,387	(1,017)
Small Cap Growth	23,504	—	45,275	(21,771)	832	—	1,686	(854)
Small Cap Value	157	—	400	(243)	5	—	13	(8)
Global Leaders	214	—	1,117	(903)	12	—	72	(60)
International Leaders	12,019	—	9,086	2,933	587	—	453	134
International Growth	4,338	—	13,039	(8,701)	142	—	436	(294)
International Small Cap Growth	12	—	402	(390)	—	—	29	(29)
Emerging Markets Leaders	2,844	—	3,616	(772)	288	—	365	(77)
Emerging Markets Growth	6,391	—	9,365	(2,974)	474	—	687	(213)
Emerging Markets Small Cap Growth	517	—	333	184	24	—	16	8
Macro Allocation	471	—	3,290	(2,819)	43	—	302	(259)

	Class I
	Dollars				Shares
Fund	Sales	Reinvest	Redemptions	Total	Sales	Reinvest	Redemptions	Total
Growth	$7,832	$—	$34,501	$(26,669)	605	—	2,716	(2,111)
Large Cap Growth	487,615	—	133,456	354,159	22,449	—	6,608	15,841
Mid Cap Growth	2,717	—	3,184	(467)	238	—	265	(27)
Mid Cap Value (a)	54	—	—	54	5	—	—	5
Small-Mid Cap Core	66,064	—	15,096	50,968	4,257	—	1,029	3,228
Small-Mid Cap Growth	198,807	—	376,148	(177,341)	6,760	—	12,951	(6,191)
Small Cap Growth	43,030	—	46,187	(3,157)	1,329	—	1,498	(169)
Small Cap Value	59,657	—	86,783	(27,126)	1,895	—	2,777	(882)
Global Leaders	3,297	—	6,526	(3,229)	209	—	429	(220)
International Leaders	103,814	—	131,984	(28,170)	5,278	—	6,506	(1,228)
International Growth	146,031	—	135,139	10,892	4,803	—	4,361	442
International Small Cap Growth	22,249	—	12,625	9,624	1,819	—	1,037	782
Emerging Markets Leaders	21,874	—	10,630	11,244	2,307	—	1,122	1,185
Emerging Markets Growth	136,387	—	70,389	65,998	10,366	—	5,419	4,947
Emerging Markets Small Cap Growth	22,600	—	23,734	(1,134)	1,096	—	1,176	(80)
China Growth	6	—	1,956	(1,950)	1	—	279	(278)
Emerging Markets Debt	354	40	648	(254)	41	5	81	(35)
Macro Allocation	3,936	—	51,784	(47,848)	362	—	4,859	(4,497)

(a)	For the period from March 16, 2022 (Commencement of Operations) to June 30, 2022.

June 30, 2022	William Blair Funds	123

Notes to Financial Statements (information as of June 30, 2022 is unaudited)

	Institutional/Class R6
	Dollars				Shares
Fund	Sales	Reinvest	Redemptions	Total	Sales	Reinvest	Redemptions	Total
Growth	$967	$—	$583	$384	76	—	46	30
Large Cap Growth	79,042	—	21,556	57,486	3,800	—	1,031	2,769
Mid Cap Growth	10	—	7	3	1	—	1	—
Mid Cap Value (a)	1,530	—	—	1,530	151	—	—	151
Small-Mid Cap Core	5,437	—	481	4,956	367	—	32	335
Small-Mid Cap Growth	110,279	—	15,393	94,886	4,133	—	520	3,613
Small Cap Growth	16,873	—	11,602	5,271	517	—	365	152
Small Cap Value	44,940	—	595,305	(550,365)	1,439	—	17,608	(16,169)
Global Leaders	12	—	284	(272)	1	—	18	(17)
International Leaders	163,729	—	28,106	135,623	7,338	—	1,508	5,830
International Growth	3,270	—	10,809	(7,539)	99	—	351	(252)
Institutional International Growth	119,961	—	79,485	40,476	8,566	—	5,228	3,338
International Small Cap Growth	2,083	—	10,092	(8,009)	160	—	826	(666)
Emerging Markets Leaders	41,109	—	15,765	25,344	4,286	—	1,577	2,709
Emerging Markets Growth	35,794	—	128,275	(92,481)	2,633	—	9,519	(6,886)
Emerging Markets Small Cap Growth	42,993	—	72,924	(29,931)	2,100	—	3,660	(1,560)
China Growth	128	—	122	6	15	—	17	(2)
Emerging Markets Debt	3,864	1,395	190	5,069	464	168	23	609
Macro Allocation	—	—	114,335	(114,335)	—	—	10,696	(10,696)

	Net Change in Net Assets Relating to Fund Share Activity
	Dollars				Shares
Fund	Sales	Reinvest	Redemptions	Total	Sales	Reinvest	Redemptions	Total
Growth	$11,719	$—	$39,214	$(27,495)	943	—	3,157	(2,214)
Large Cap Growth	604,815	—	201,948	402,867	28,075	—	10,063	18,012
Mid Cap Growth	2,815	—	3,712	(897)	248	—	312	(64)
Mid Cap Value (a)	1,584	—	—	1,584	156	—	—	156
Small-Mid Cap Core	71,501	—	15,577	55,924	4,624	—	1,061	3,563
Small-Mid Cap Growth	319,373	—	429,211	(109,838)	11,263	—	14,858	(3,595)
Small Cap Growth	83,407	—	103,064	(19,657)	2,678	—	3,549	(871)
Small Cap Value	104,754	—	682,488	(577,734)	3,339	—	20,398	(17,059)
Global Leaders	3,523	—	7,927	(4,404)	222	—	519	(297)
International Leaders	279,562	—	169,176	110,386	13,203	—	8,467	4,736
International Growth	153,639	—	158,987	(5,348)	5,044	—	5,148	(104)
Institutional International Growth	119,961	—	79,485	40,476	8,566	—	5,228	3,338
International Small Cap Growth	24,344	—	23,119	1,225	1,979	—	1,892	87
Emerging Markets Leaders	65,827	—	30,011	35,816	6,881	—	3,064	3,817
Emerging Markets Growth	178,572	—	208,029	(29,457)	13,473	—	15,625	(2,152)
Emerging Markets Small Cap Growth	66,110	—	96,991	(30,881)	3,220	—	4,852	(1,632)
China Growth	134	—	2,078	(1,944)	16	—	296	(280)
Emerging Markets Debt	4,218	1,435	838	4,815	505	173	104	574
Macro Allocation	4,407	—	169,409	(165,002)	405	—	15,857	(15,452)

(a)	For the period from March 16, 2022 (Commencement of Operations) to June 30, 2022.

124	Semiannual Report	June 30, 2022

Notes to Financial Statements (information as of June 30, 2022 is unaudited)

The following tables summarize the activity in capital shares of each Fund for the year ended December 31, 2021 (in thousands):

	Class N
	Dollars				Shares
Fund	Sales	Reinvest	Redemptions	Total	Sales	Reinvest	Redemptions	Total
Growth	$3,638	$4,724	$9,192	$(830)	280	412	758	(66)
Large Cap Growth	65,433	8,488	41,026	32,895	2,867	356	1,830	1,393
Mid Cap Growth	267	225	1,283	(791)	20	18	97	(59)
Small-Mid Cap Growth	36,098	21,174	142,815	(85,543)	1,030	694	4,074	(2,350)
Small Cap Growth	31,616	31,635	54,012	9,239	821	1,043	1,468	396
Small Cap Value (a)	198	114	6,875	(6,563)	5	4	203	(194)
Global Leaders	815	709	870	654	41	38	45	34
International Leaders	36,810	1,209	11,899	26,120	1,526	51	495	1,082
International Growth	18,167	30,895	37,544	11,518	440	847	933	354
International Small Cap Growth	502	443	332	613	27	28	19	36
Emerging Markets Leaders	6,412	95	5,943	564	494	9	454	49
Emerging Markets Growth	33,625	4,793	22,748	15,670	1,723	313	1,209	827
Emerging Markets Small Cap Growth	247	333	516	64	10	15	22	3
Macro Allocation	893	145	1,983	(945)	81	13	179	(85)

	Class I
	Dollars				Shares
Fund	Sales	Reinvest	Redemptions	Total	Sales	Reinvest	Redemptions	Total
Growth	$19,229	$30,211	$28,892	$20,548	1,245	2,088	1,918	1,415
Large Cap Growth	277,571	25,384	122,960	179,995	11,137	996	5,236	6,897
Mid Cap Growth	8,724	1,875	46,351	(35,752)	592	134	3,013	(2,287)
Small-Mid Cap Core	34,907	—	5,431	29,476	2,343	—	359	1,984
Small-Mid Cap Growth	487,031	209,644	1,385,928	(689,253)	13,062	6,384	37,145	(17,699)
Small Cap Growth	84,017	63,719	121,526	26,210	1,948	1,786	2,923	811
Small Cap Value (a)	23,757	39,018	155,752	(92,977)	709	1,209	4,486	(2,568)
Global Leaders	11,174	6,699	12,223	5,650	580	358	629	309
International Leaders	277,059	16,022	125,675	167,406	11,454	677	5,165	6,966
International Growth	114,128	173,395	481,271	(193,748)	2,731	4,615	11,607	(4,261)
International Small Cap Growth	20,954	18,099	42,075	(3,022)	1,120	1,121	2,340	(99)
Emerging Markets Leaders	73,454	3,030	90,773	(14,289)	5,753	274	6,949	(922)
Emerging Markets Growth	167,716	29,260	91,992	104,984	8,926	1,876	4,848	5,954
Emerging Markets Small Cap Growth	38,960	13,160	39,950	12,170	1,569	569	1,663	475
China Growth (b)	5,955	—	13	5,942	581	—	1	580
Emerging Markets Debt (c)	1,531	35	26	1,540	154	4	3	155
Macro Allocation	16,639	1,737	123,374	(104,998)	1,501	162	11,191	(9,528)

(a)	The Small Cap Value Fund figures reflect the fiscal period from November 1, 2021 to December 31, 2021.
(b)	For the period from August 27, 2021 (Commencement of Operations) to December 31, 2021.
(c)	For the period from May 25, 2021 (Commencement of Operations) to December 31, 2021.

June 30, 2022	William Blair Funds	125

Notes to Financial Statements (information as of June 30, 2022 is unaudited)

	Institutional/Class R6
	Dollars				Shares
Fund	Sales	Reinvest	Redemptions	Total	Sales	Reinvest	Redemptions	Total
Growth	$1,861	$1,576	$1,636	$1,801	122	109	109	122
Large Cap Growth	76,686	9,570	68,921	17,335	3,270	376	3,039	607
Mid Cap Growth	—	27	—	27	—	2	—	2
Small-Mid Cap Core	21,148	—	579	20,569	1,409	—	38	1,371
Small-Mid Cap Growth	237,266	27,797	44,182	220,881	6,258	845	1,178	5,925
Small Cap Growth	22,795	17,709	11,517	28,987	538	495	263	770
Small Cap Value (a)	132,843	38,299	30,838	140,304	3,809	1,187	877	4,119
Global Leaders	1,959	299	74	2,184	108	16	4	120
International Leaders	69,853	18,439	155,620	(67,328)	2,934	779	6,494	(2,781)
International Growth	67,401	6,728	53,921	20,208	1,592	179	1,254	517
Institutional International Growth	48,760	181,112	211,193	18,679	2,286	9,812	9,861	2,237
International Small Cap Growth	43,609	30,924	6,391	68,142	2,217	1,903	343	3,777
Emerging Markets Leaders	327,586	32,387	70,570	289,403	25,256	2,931	5,236	22,951
Emerging Markets Growth	102,244	133,282	371,618	(136,092)	5,116	8,447	18,743	(5,180)
Emerging Markets Small Cap Growth	203,333	26,845	61,716	168,462	8,175	1,159	2,519	6,815
China Growth (b)	1,767	—	—	1,767	177	—	—	177
Emerging Markets Debt (c)	51,069	1,240	111	52,198	5,101	127	11	5,217
Macro Allocation	457	2,917	64,172	(60,798)	41	273	5,724	(5,410)

	Net Change in Net Assets Relating to Fund Share Activity
	Dollars				Shares
Fund	Sales	Reinvest	Redemptions	Total	Sales	Reinvest	Redemptions	Total
Growth	$24,728	$36,511	$39,720	$21,519	1,647	2,609	2,785	1,471
Large Cap Growth	419,690	43,442	232,907	230,225	17,274	1,728	10,105	8,897
Mid Cap Growth	8,991	2,127	47,634	(36,516)	612	154	3,110	(2,344)
Small-Mid Cap Core	56,055	—	6,010	50,045	3,752	—	397	3,355
Small-Mid Cap Growth	760,395	258,615	1,572,925	(553,915)	20,350	7,923	42,397	(14,124)
Small Cap Growth	138,428	113,063	187,055	64,436	3,307	3,324	4,654	1,977
Small Cap Value (a)	156,798	77,431	193,465	40,764	4,523	2,400	5,566	1,357
Global Leaders	13,948	7,707	13,167	8,488	729	412	678	463
International Leaders	383,722	35,670	293,194	126,198	15,914	1,507	12,154	5,267
International Growth	199,696	211,018	572,736	(162,022)	4,763	5,641	13,794	(3,390)
Institutional International Growth	48,760	181,112	211,193	18,679	2,286	9,812	9,861	2,237
International Small Cap Growth	65,065	49,466	48,798	65,733	3,364	3,052	2,702	3,714
Emerging Markets Leaders	407,452	35,512	167,286	275,678	31,503	3,214	12,639	22,078
Emerging Markets Growth	303,585	167,335	486,358	(15,438)	15,765	10,636	24,800	1,601
Emerging Markets Small Cap Growth	242,540	40,338	102,182	180,696	9,754	1,743	4,204	7,293
China Growth (b)	7,722	—	13	7,709	758	—	1	757
Emerging Markets Debt (c)	52,600	1,275	137	53,738	5,255	131	14	5,372
Macro Allocation	17,989	4,799	189,529	(166,741)	1,623	448	17,094	(15,023)

(a)	The Small Cap Value Fund figures reflect the fiscal period from November 1, 2021 to December 31, 2021.
(b)	For the period from August 27, 2021 (Commencement of Operations) to December 31, 2021.
(c)	For the period from May 25, 2021 (Commencement of Operations) to December 31, 2021.

126	Semiannual Report	June 30, 2022

Notes to Financial Statements (information as of June 30, 2022 is unaudited)

The following tables summarize the activity in capital shares of the Small Cap Value Fund for the year ended October 31, 2021 (dollar amounts in thousands):

	2021
	Dollars					Shares
	Sales	Issued in Reorga- nization	Reinvest	Redemptions	Total	Sales	Issued in Reorga- nization	Reinvest	Redemptions	Total
Class N (a)	$715	$10,216	$—	$1,521	$9,410	21,895	317,775	—	46,864	292,806
Class I	398,983	24,461	181,788	1,146,946	(541,714)	12,568,399	760,891	5,519,000	34,394,651	(15,546,361)
Class R6 (a)	856,747	11,057	—	11,133	856,671	25,855,620	343,951	—	330,341	25,869,230
	$1,256,445	$45,734	$181,788	$1,159,600	$324,367

(a)	For the period from July 17, 2021 (Commencement of Operations) to October 31, 2021.

(8) Subsequent Events

Upon recommendation of the Adviser, the Board of Trustees determined that it was in the best interest of Macro Allocation Fund to redeem all shares of Macro Allocation Fund outstanding on or before July 29, 2022, and then to terminate Macro Allocation Fund. All outstanding shares of Macro Allocation Fund were redeemed on July 29, 2022.

The Board of Trustees approved a change to the investment objective of Emerging Markets Debt Fund. Effective October 3, 2022, the investment objective of Emerging Markets Debt Fund will change to “The Emerging Markets Debt Fund seeks to provide attractive risk-adjusted returns relative to the Fund’s benchmark.”

The Funds have evaluated subsequent events through the date of issuance of the Funds’ financial statements and have determined there are no other impacts to the Funds’ financial statements.

June 30, 2022	William Blair Funds	127

Financial Highlights — For a share outstanding throughout each period

Growth Fund

	Class N
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2022	2021	2020	2019	2018	2017
Net asset value, beginning of year	$11.81	$11.15	$9.45	$7.91	$10.27	$11.41
Income (loss) from investment operations:
Net investment income (loss)	(0.03)	(0.08)	(0.05)	(0.03)	(0.04)	(0.02)
Net realized and unrealized gain (loss) on investments	(3.34)	2.49	3.43	2.54	0.75	2.78
Total from investment operations	(3.37)	2.41	3.38	2.51	0.71	2.76
Less distributions from:
Net investment income	—	—	—	—	—	—
Net realized gain	—	1.75	1.68	0.97	3.07	3.90
Total distributions	—	1.75	1.68	0.97	3.07	3.90
Net asset value, end of year	$8.44	$11.81	$11.15	$9.45	$7.91	$10.27
Total return (%)*	(28.54)	22.09	35.97	31.97	5.10	24.35
Ratios to average daily net assets (%)**:
Expenses, before waivers and reimbursements	1.24	1.21	1.26	1.24	1.22	1.20
Expenses, net of waivers and reimbursements	1.20	1.20	1.20	1.20	1.20	1.20
Net investment income (loss), before waivers and reimbursements	(0.65)	(0.67)	(0.55)	(0.35)	(0.36)	(0.14)
Net investment income (loss), net of waivers and reimbursements	(0.61)	(0.66)	(0.49)	(0.31)	(0.34)	(0.14)
Class N net assets at the end of the year (in thousands)	$25,185	$36,807	$35,494	$32,710	$38,370	$34,886
Portfolio turnover rate (%)*	15	30	46	39	46	38

	Class I
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2022	2021	2020	2019	2018	2017
Net asset value, beginning of year	$14.91	$13.64	$11.25	$9.25	$11.51	$12.39
Income (loss) from investment operations:
Net investment income (loss)	(0.02)	(0.05)	(0.03)	(0.00)^	(0.01)	0.02
Net realized and unrealized gain (loss) on investments	(4.22)	3.07	4.10	2.97	0.82	3.02
Total from investment operations	(4.24)	3.02	4.07	2.97	0.81	3.04
Less distributions from:
Net investment income	—	—	—	—	0.00 ^	0.02
Net realized gain	—	1.75	1.68	0.97	3.07	3.90
Total distributions	—	1.75	1.68	0.97	3.07	3.92
Net asset value, end of year	$10.67	$14.91	$13.64	$11.25	$9.25	$11.51
Total return (%)*	(28.44)	22.54	36.35	32.32	5.42	24.64
Ratios to average daily net assets (%)**:
Expenses	0.92	0.89	0.93	0.92	0.91	0.92
Net investment income (loss)	(0.34)	(0.35)	(0.23)	(0.03)	(0.06)	0.12
Class I net assets at the end of the year (in thousands)	$187,817	$293,900	$249,716	$220,660	$187,306	$318,848
Portfolio turnover rate (%)*	15	30	46	39	46	38

*	Rates are not annualized for periods less than a year.
**	Rates are annualized for periods less than a year.
^	Amount is less than $0.005 per share.

Note: Net investment income (loss) per share is based on the average shares outstanding during the year.

Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are annual returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272 or visit our Web site at www.williamblairfunds.com.

128	Semiannual Report	June 30, 2022

Financial Highlights — For a share outstanding throughout each period

Growth Fund

	Class R6
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2022	2021	2020	2019(a)
Net asset value, beginning of year	$14.95	$13.67	$11.26	$11.06
Income (loss) from investment operations:
Net investment income (loss)	(0.02)	(0.04)	(0.03)	(0.00	)^
Net realized and unrealized gain (loss) on investments	(4.22)	3.07	4.12	1.17
Total from investment operations	(4.24)	3.03	4.09	1.17
Less distributions from:
Net investment income	—	—	—	—
Net realized gain	—	1.75	1.68	0.97
Total distributions	—	1.75	1.68	0.97
Net asset value, end of year	$10.71	$14.95	$13.67	$11.26
Total return (%)*	(28.36)	22.55	36.50	10.75
Ratios to average daily net assets (%)**:
Expenses	0.86	0.84	0.87	0.88
Net investment income (loss)	(0.27)	(0.29)	(0.23)	(0.06)
Class R6 net assets at the end of the year (in thousands)	$11,054	$14,993	$12,041	$217
Portfolio turnover rate (%)*	15	30	46	39

(a)	For the period from May 2, 2019 (Commencement of Operations) to December 31, 2019.
*	Rates are not annualized for periods less than a year.
**	Rates are annualized for periods less than a year.
^	Amount is less than $0.005 per share.

Note: Net investment income (loss) per share is based on the average shares outstanding during the year.

Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are annual returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272 or visit our Web site at www.williamblairfunds.com.

June 30, 2022	William Blair Funds	129

Financial Highlights — For a share outstanding throughout each period

Large Cap Growth Fund

	Class N
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2022	2021	2020		2019		2018	2017
Net asset value, beginning of year	$24.49	$20.03	$15.27		$11.99		$13.35	$10.26
Income (loss) from investment operations:
Net investment income (loss)	(0.03)	(0.07)	0.01		0.00	^	(0.02)	(0.02)
Net realized and unrealized gain (loss) on investments	(7.76)	5.65	5.52		4.29		0.81	3.19
Total from investment operations	(7.79)	5.58	5.53		4.29		0.79	3.17
Less distributions from:
Net investment income	—	—	0.00	^	0.01		—	—
Net realized gain	—	1.12	0.77		1.00		2.15	0.08
Total distributions	—	1.12	0.77		1.01		2.15	0.08
Net asset value, end of year	$16.70	$24.49	$20.03		$15.27		$11.99	$13.35
Total return (%)*	(31.81)	28.03	36.30		36.00		4.96	30.88
Ratios to average daily net assets (%)**:
Expenses, before waivers and reimbursements	1.05	1.05	1.09		1.12		1.21	1.19
Expenses, net of waivers and reimbursements	0.90	0.90	0.90		0.95		1.05	1.05
Net investment income (loss), before waivers and reimbursements	(0.42)	(0.46)	(0.15)		(0.14)		(0.33)	(0.27)
Net investment income (loss), net of waivers and reimbursements	(0.27)	(0.31)	0.04		0.03		(0.17)	(0.13)
Class N net assets at the end of the year (in thousands)	$128,452	$203,014	$138,152		$65,314		$41,361	$25,604
Portfolio turnover rate (%)*	13	26	35		37		47	29

	Class I
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2022	2021	2020		2019		2018	2017
Net asset value, beginning of year	$26.18	$21.29	$16.19		$12.66		$13.97	$10.70
Income (loss) from investment operations:
Net investment income (loss)	(0.00)^	(0.02)	0.06		0.04		0.01	0.02
Net realized and unrealized gain (loss) on investments	(8.31)	6.03	5.85		4.54		0.85	3.33
Total from investment operations	(8.31)	6.01	5.91		4.58		0.86	3.35
Less distributions from:
Net investment income	—	—	0.04		0.05		0.02	—
Net realized gain	—	1.12	0.77		1.00		2.15	0.08
Total distributions	—	1.12	0.81		1.05		2.17	0.08
Net asset value, end of year	$17.87	$26.18	$21.29		$16.19		$12.66	$13.97
Total return (%)*	(31.74)	28.39	36.59		36.35		5.21	31.29
Ratios to average daily net assets (%)**:
Expenses, before waivers and reimbursements	0.75	0.75	0.80		0.81		0.90	0.90
Expenses, net of waivers and reimbursements	0.65	0.65	0.65		0.70		0.80	0.80
Net investment income (loss), before waivers and reimbursements	(0.11)	(0.17)	0.16		0.16		(0.01)	0.03
Net investment income (loss), net of waivers and reimbursements	(0.01)	(0.07)	0.31		0.27		0.09	0.13
Class I net assets at the end of the year (in thousands)	$739,937	$669,060	$397,370		$236,930		$137,599	$177,959
Portfolio turnover rate (%)*	13	26	35		37		47	29

*	Rates are not annualized for periods less than a year.
**	Rates are annualized for periods less than a year.
^	Amount is less than $0.005 per share.

Note: Net investment income (loss) per share is based on the average shares outstanding during the year.

Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are annual returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272 or visit our Web site at www.williamblairfunds.com.

130	Semiannual Report	June 30, 2022

Financial Highlights — For a share outstanding throughout each period

Large Cap Growth Fund

	Class R6
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2022	2021		2020	2019(a)
Net asset value, beginning of year	$26.16	$21.27		$16.17	$15.12
Income (loss) from investment operations:
Net investment income (loss)	(0.00)^	(0.00	)^	0.01	0.04
Net realized and unrealized gain (loss) on investments	(8.30)	6.01		5.91	2.07
Total from investment operations	(8.30)	6.01		5.92	2.11
Less distributions from:
Net investment income	—	0.00	^	0.05	0.06
Net realized gain	—	1.12		0.77	1.00
Total distributions	—	1.12		0.82	1.06
Net asset value, end of year	$17.86	$26.16		$21.27	$16.17
Total return (%)*	(31.73)	28.42		36.70	14.13
Ratios to average daily net assets (%)**:
Expenses, before waivers and reimbursements	0.65	0.67		0.70	0.71
Expenses, net of waivers and reimbursements	0.60	0.60		0.60	0.60
Net investment income (loss), before waivers and reimbursements	(0.02)	(0.08)		(0.03)	0.22
Net investment income (loss), net of waivers and reimbursements	0.03	(0.01)		0.07	0.33
Class R6 net assets at the end of the year (in thousands)	$209,253	$233,946		$177,347	$1,590
Portfolio turnover rate (%)*	13	26		35	37

(a)	For the period from May 2, 2019 (Commencement of Operations) to December 31, 2019.
*	Rates are not annualized for periods less than a year.
**	Rates are annualized for periods less than a year.
^	Amount is less than $0.005 per share.

Note: Net investment income (loss) per share is based on the average shares outstanding during the year.

Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are annual returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272 or visit our Web site at www.williamblairfunds.com.

June 30, 2022	William Blair Funds	131

Financial Highlights — For a share outstanding throughout each period

Mid Cap Growth Fund

	Class N
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2022	2021	2020	2019	2018	2017
Net asset value, beginning of year	$13.29	$12.89	$10.99	$8.87	$10.92	$10.69
Income (loss) from investment operations:
Net investment income (loss)	(0.05)	(0.12)	(0.08)	(0.05)	(0.06)	(0.08)
Net realized and unrealized gain (loss) on investments	(4.21)	1.13	3.01	3.22	0.03	2.29
Total from investment operations	(4.26)	1.01	2.93	3.17	(0.03)	2.21
Less distributions from:
Net investment income	—	—	—	—	—	—
Net realized gain	—	0.61	1.03	1.05	2.02	1.98
Total distributions	—	0.61	1.03	1.05	2.02	1.98
Net asset value, end of year	$9.03	$13.29	$12.89	$10.99	$8.87	$10.92
Total return (%)*	(32.05)	8.10	26.80	36.02	(1.20)	20.88
Ratios to average daily net assets (%)**:
Expenses, before waivers and reimbursements	1.69	1.48	1.54	1.51	1.57	1.49
Expenses, net of waivers and reimbursements	1.20	1.20	1.20	1.20	1.23	1.30
Net investment income (loss), before waivers and reimbursements	(1.35)	(1.14)	(1.06)	(0.79)	(0.85)	(0.84)
Net investment income (loss), net of waivers and reimbursements	(0.86)	(0.86)	(0.72)	(0.48)	(0.51)	(0.65)
Class N net assets at the end of the year (in thousands)	$3,384	$5,480	$6,074	$5,465	$4,944	$6,166
Portfolio turnover rate (%)*	20	47	45	43	58	59

	Class I
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2022	2021	2020	2019	2018	2017
Net asset value, beginning of year	$14.67	$14.13	$11.93	$9.55	$11.57	$11.20
Income (loss) from investment operations:
Net investment income (loss)	(0.04)	(0.09)	(0.06)	(0.03)	(0.03)	(0.05)
Net realized and unrealized gain (loss) on investments	(4.65)	1.24	3.29	3.46	0.03	2.40
Total from investment operations	(4.69)	1.15	3.23	3.43	—	2.35
Less distributions from:
Net investment income	—	—	—	—	—	—
Net realized gain	—	0.61	1.03	1.05	2.02	1.98
Total distributions	—	0.61	1.03	1.05	2.02	1.98
Net asset value, end of year	$9.98	$14.67	$14.13	$11.93	$9.55	$11.57
Total return (%)*	(31.97)	8.38	27.21	36.17	(0.86)	21.18
Ratios to average daily net assets (%)**:
Expenses, before waivers and reimbursements	1.53	1.24	1.29	1.28	1.31	1.23
Expenses, net of waivers and reimbursements	0.95	0.95	0.95	0.95	0.98	1.05
Net investment income (loss), before waivers and reimbursements	(1.19)	(0.91)	(0.80)	(0.56)	(0.58)	(0.58)
Net investment income (loss), net of waivers and reimbursements	(0.61)	(0.62)	(0.46)	(0.23)	(0.25)	(0.40)
Class I net assets at the end of the year (in thousands)	$31,494	$46,694	$77,273	$67,936	$51,173	$71,369
Portfolio turnover rate (%)*	20	47	45	43	58	59

*	Rates are not annualized for periods less than a year.
**	Rates are annualized for periods less than a year.

Note: Net investment income (loss) per share is based on the average shares outstanding during the year.

Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are annual returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272 or visit our Web site at www.williamblairfunds.com.

132	Semiannual Report	June 30, 2022

Financial Highlights — For a share outstanding throughout each period

Mid Cap Growth Fund

	Class R6
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2022	2021	2020	2019(a)
Net asset value, beginning of year	$14.69	$14.14	$11.94	$11.93
Income (loss) from investment operations:
Net investment income (loss)	(0.03)	(0.08)	(0.06)	(0.01)
Net realized and unrealized gain (loss) on investments	(4.66)	1.24	3.29	1.07
Total from investment operations	(4.69)	1.16	3.23	1.06
Less distributions from:
Net investment income	—	—	—	—
Net realized gain	—	0.61	1.03	1.05
Total distributions	—	0.61	1.03	1.05
Net asset value, end of year	$10.00	$14.69	$14.14	$11.94
Total return (%)*	(31.93)	8.44	27.18	9.10
Ratios to average daily net assets (%)**:
Expenses, before waivers and reimbursements	1.31	1.11	1.16	1.14
Expenses, net of waivers and reimbursements	0.90	0.90	0.90	0.90
Net investment income (loss), before waivers and reimbursements	(0.96)	(0.78)	(0.70)	(0.41)
Net investment income (loss), net of waivers and reimbursements	(0.55)	(0.57)	(0.44)	(0.17)
Class R6 net assets at the end of the year (in thousands)	$462	$676	$623	$145
Portfolio turnover rate (%)*	20	47	45	43

(a)	For the period from May 2, 2019 (Commencement of Operations) to December 31, 2019.
*	Rates are not annualized for periods less than a year.
**	Rates are annualized for periods less than a year.

Note: Net investment income (loss) per share is based on the average shares outstanding during the year.

Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are annual returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272 or visit our Web site at www.williamblairfunds.com.

June 30, 2022	William Blair Funds	133

Financial Highlights — For a share outstanding throughout each period

Mid Cap Value Fund

Class I
(unaudited) Period Ended June 30,
2022(a)
Net asset value, beginning of year	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.04
Net realized and unrealized gain (loss) on investments	(1.30)
Total from investment operations	(1.26)
Less distributions from:
Net investment income	—
Net realized gain	—
Total distributions	—
Net asset value, end of year	$8.74
Total return (%)*	(12.60)
Ratios to average daily net assets (%)**:
Expenses, before waivers and reimbursements	7.90
Expenses, net of waivers and reimbursements	0.75
Net investment income (loss), before waivers and reimbursements	(5.77)
Net investment income (loss), net of waivers and reimbursements	1.38
Class I net assets at the end of the year (in thousands)	$48
Portfolio turnover rate (%)*	4

Class R6
(unaudited) Period Ended June 30,
2022(a)
Net asset value, beginning of year	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.04
Net realized and unrealized gain (loss) on investments	(1.30)
Total from investment operations	(1.26)
Less distributions from:
Net investment income	—
Net realized gain	—
Total distributions	—
Net asset value, end of year	$8.74
Total return (%)*	(12.60)
Ratios to average daily net assets (%)**:
Expenses, before waivers and reimbursements	7.91
Expenses, net of waivers and reimbursements	0.70
Net investment income (loss), before waivers and reimbursements	(5.78)
Net investment income (loss), net of waivers and reimbursements	1.43
Class R6 net assets at the end of the year (in thousands)	$1,324
Portfolio turnover rate (%)*	4

(a)	For the period from March 16, 2022 (Commencement of Operations) to June 30, 2022.
*	Rates are not annualized for periods less than a year.
**	Rates are annualized for periods less than a year.

Note: Net investment income (loss) per share is based on the average shares outstanding during the year.

Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are annual returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272 or visit our Web site at www.williamblairfunds.com.

134	Semiannual Report	June 30, 2022

Financial Highlights — For a share outstanding throughout each period

Small-Mid Cap Core Fund

	Class I
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2022	2021	2020		2019(a)
Net asset value, beginning of year	$16.31	$12.88	$10.68		$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.01)	(0.03)	0.00	^	0.02
Net realized and unrealized gain (loss) on investments	(3.54)	3.46	2.20		0.67
Total from investment operations	(3.55)	3.43	2.20		0.69
Less distributions from:
Net investment income	—	—	—		0.01
Net realized gain	—	—	—		—
Total distributions	—	—	—		0.01
Net asset value, end of year	$12.76	$16.31	$12.88		$10.68
Total return (%)*	(21.77)	26.63	20.60		6.87
Ratios to average daily net assets (%)**:
Expenses, before waivers and reimbursements	1.14	1.25	1.22		3.92
Expenses, net of waivers and reimbursements	0.95	0.95	0.95		0.95
Net investment income (loss), before waivers and reimbursements	(0.33)	(0.47)	(0.27)		(2.23)
Net investment income (loss), net of waivers and reimbursements	(0.14)	(0.17)	0.00		0.74
Class I net assets at the end of the year (in thousands)	$89,264	$61,433	$22,958		$1,655
Portfolio turnover rate (%)*	29	45	244		12

	Class R6
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2022	2021	2020		2019(a)
Net asset value, beginning of year	$16.32	$12.88	$10.68		$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.01)	(0.02)	0.01		0.01
Net realized and unrealized gain (loss) on investments	(3.54)	3.46	2.19		0.68
Total from investment operations	(3.55)	3.44	2.20		0.69
Less distributions from:
Net investment income	—	—	0.00	^	0.01
Net realized gain	—	—	—		—
Total distributions	—	—	0.00	^	0.01
Net asset value, end of year	$12.77	$16.32	$12.88		$10.68
Total return (%)*	(21.75)	26.71	20.60		6.88
Ratios to average daily net assets (%)**:
Expenses, before waivers and reimbursements	1.03	1.16	1.07		3.92
Expenses, net of waivers and reimbursements	0.90	0.90	0.90		0.90
Net investment income (loss), before waivers and reimbursements	(0.23)	(0.37)	(0.11)		(2.71)
Net investment income (loss), net of waivers and reimbursements	(0.10)	(0.11)	0.06		0.31
Class R6 net assets at the end of the year (in thousands)	$28,815	$31,347	$7,087		$4,933
Portfolio turnover rate (%)*	29	45	244		12

(a)	For the period from October 1, 2019 (Commencement of Operations) to December 31, 2019.
*	Rates are not annualized for periods less than a year.
**	Rates are annualized for periods less than a year.
^	Amount is less than $0.005 per share.

Note: Net investment income (loss) per share is based on the average shares outstanding during the year.

Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are annual returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272 or visit our Web site at www.williamblairfunds.com.

June 30, 2022	William Blair Funds	135

Financial Highlights — For a share outstanding throughout each period

Small-Mid Cap Growth Fund

	Class N
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2022	2021	2020	2019	2018	2017
Net asset value, beginning of year	$32.27	$32.96	$25.41	$20.97	$23.36	$19.20
Income (loss) from investment operations:
Net investment income (loss)	(0.13)	(0.36)	(0.24)	(0.20)	(0.18)	(0.16)
Net realized and unrealized gain (loss) on investments	(9.10)	2.90	8.37	6.56	(0.25)	5.62
Total from investment operations	(9.23)	2.54	8.13	6.36	(0.43)	5.46
Less distributions from:
Net investment income	—	—	—	—	—	—
Net realized gain	—	3.23	0.58	1.92	1.96	1.30
Total distributions	—	3.23	0.58	1.92	1.96	1.30
Net asset value, end of year	$23.04	$32.27	$32.96	$25.41	$20.97	$23.36
Total return (%)*	(28.60)	8.27	32.04	30.41	(2.29)	28.57
Ratios to average daily net assets (%)**:
Expenses, before waivers and reimbursements	1.45	1.43	1.45	1.43	1.44	1.43
Expenses, net of waivers and reimbursements	1.35	1.35	1.35	1.35	1.35	1.35
Net investment income (loss), before waivers and reimbursements	(1.03)	(1.10)	(1.01)	(0.88)	(0.81)	(0.82)
Net investment income (loss), net of waivers and reimbursements	(0.93)	(1.02)	(0.91)	(0.80)	(0.72)	(0.74)
Class N net assets at the end of the year (in thousands)	$142,341	$232,166	$314,572	$334,017	$424,865	$228,828
Portfolio turnover rate (%)*	26	38	55	56	46	64

	Class I
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2022	2021	2020	2019	2018	2017
Net asset value, beginning of year	$34.72	$35.13	$26.99	$22.12	$24.48	$20.02
Income (loss) from investment operations:
Net investment income (loss)	(0.10)	(0.29)	(0.19)	(0.14)	(0.12)	(0.11)
Net realized and unrealized gain (loss) on investments	(9.80)	3.11	8.91	6.93	(0.28)	5.87
Total from investment operations	(9.90)	2.82	8.72	6.79	(0.40)	5.76
Less distributions from:
Net investment income	—	—	—	—	—	—
Net realized gain	—	3.23	0.58	1.92	1.96	1.30
Total distributions	—	3.23	0.58	1.92	1.96	1.30
Net asset value, end of year	$24.82	$34.72	$35.13	$26.99	$22.12	$24.48
Total return (%)*	(28.51)	8.56	32.35	30.77	(2.06)	28.90
Ratios to average daily net assets (%)**:
Expenses, before waivers and reimbursements	1.18	1.16	1.17	1.16	1.16	1.16
Expenses, net of waivers and reimbursements	1.10	1.10	1.10	1.10	1.10	1.10
Net investment income (loss), before waivers and reimbursements	(0.76)	(0.83)	(0.73)	(0.59)	(0.53)	(0.55)
Net investment income (loss), net of waivers and reimbursements	(0.68)	(0.77)	(0.66)	(0.53)	(0.47)	(0.49)
Class I net assets at the end of the year (in thousands)	$1,624,862	$2,487,862	$3,139,290	$2,531,823	$1,979,105	$1,576,180
Portfolio turnover rate (%)*	26	38	55	56	46	64

*	Rates are not annualized for periods less than a year.
**	Rates are annualized for periods less than a year.

Note: Net investment income (loss) per share is based on the average shares outstanding during the year.

Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are annual returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272 or visit our Web site at www.williamblairfunds.com.

136	Semiannual Report	June 30, 2022

Financial Highlights — For a share outstanding throughout each period

Small-Mid Cap Growth Fund

	Class R6
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2022	2021	2020	2019(a)
Net asset value, beginning of year	$34.79	$35.18	$27.01	$26.76
Income (loss) from investment operations:
Net investment income (loss)	(0.09)	(0.26)	(0.17)	(0.09)
Net realized and unrealized gain (loss) on investments	(9.82)	3.10	8.92	2.26
Total from investment operations	(9.91)	2.84	8.75	2.17
Less distributions from:
Net investment income	—	—	—	—
Net realized gain	—	3.23	0.58	1.92
Total distributions	—	3.23	0.58	1.92
Net asset value, end of year	$24.88	$34.79	$35.18	$27.01
Total return (%)*	(28.49)	8.60	32.44	8.17
Ratios to average daily net assets (%)**:
Expenses	1.04	1.03	1.05	1.05
Net investment income (loss)	(0.60)	(0.69)	(0.61)	(0.46)
Class R6 net assets at the end of the year (in thousands)	$324,466	$328,034	$123,220	$39,974
Portfolio turnover rate (%)*	26	38	55	56

(a)	For the period from May 2, 2019 (Commencement of Operations) to December 31, 2019.
*	Rates are not annualized for periods less than a year.
**	Rates are annualized for periods less than a year.

Note: Net investment income (loss) per share is based on the average shares outstanding during the year.

Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are annual returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272 or visit our Web site at www.williamblairfunds.com.

June 30, 2022	William Blair Funds	137

Financial Highlights — For a share outstanding throughout each period

Small Cap Growth Fund

	Class N
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2022	2021	2020	2019	2018	2017
Net asset value, beginning of year	$31.90	$34.49	$27.75	$23.23	$26.87	$25.24
Income (loss) from investment operations:
Net investment income (loss)	(0.15)	(0.45)	(0.29)	(0.24)	(0.27)	(0.25)
Net realized and unrealized gain (loss) on investments	(8.77)	4.56	10.86	5.40	(0.10)	6.88
Total from investment operations	(8.92)	4.11	10.57	5.16	(0.37)	6.63
Less distributions from:
Net investment income	—	—	—	—	—	—
Net realized gain	—	6.70	3.83	0.64	3.27	5.00
Total distributions	—	6.70	3.83	0.64	3.27	5.00
Net asset value, end of year	$22.98	$31.90	$34.49	$27.75	$23.23	$26.87
Total return (%)*	(27.96)	12.91	38.32	22.26	(2.14)	26.70
Ratios to average daily net assets (%)**:
Expenses, before waivers and reimbursements	1.57	1.56	1.58	1.54	1.55	1.54
Expenses, net of waivers and reimbursements	1.50	1.50	1.50	1.50	1.50	1.50
Net investment income (loss), before waivers and reimbursements	(1.17)	(1.24)	(1.10)	(0.92)	(0.94)	(0.93)
Net investment income (loss), net of waivers and reimbursements	(1.10)	(1.18)	(1.02)	(0.88)	(0.89)	(0.89)
Class N net assets at the end of the year (in thousands)	$109,837	$179,739	$180,635	$180,706	$169,074	$146,291
Portfolio turnover rate (%)*	27	49	71	51	74	81

	Class I
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2022	2021	2020	2019	2018	2017
Net asset value, beginning of year	$37.52	$39.36	$31.19	$25.99	$29.61	$27.34
Income (loss) from investment operations:
Net investment income (loss)	(0.13)	(0.41)	(0.24)	(0.19)	(0.21)	(0.20)
Net realized and unrealized gain (loss) on investments	(10.33)	5.27	12.24	6.03	(0.14)	7.47
Total from investment operations	(10.46)	4.86	12.00	5.84	(0.35)	7.27
Less distributions from:
Net investment income	—	—	—	—	—	—
Net realized gain	—	6.70	3.83	0.64	3.27	5.00
Total distributions	—	6.70	3.83	0.64	3.27	5.00
Net asset value, end of year	$27.06	$37.52	$39.36	$31.19	$25.99	$29.61
Total return (%)*	(27.88)	13.22	38.68	22.51	(1.88)	26.99
Ratios to average daily net assets (%)**:
Expenses, before waivers and reimbursements	1.28	1.25	1.30	1.27	1.25	1.25
Expenses, net of waivers and reimbursements	1.25	1.25	1.25	1.25	1.25	1.25
Net investment income (loss), before waivers and reimbursements	(0.87)	(0.93)	(0.82)	(0.65)	(0.65)	(0.64)
Net investment income (loss), net of waivers and reimbursements	(0.84)	(0.93)	(0.77)	(0.63)	(0.65)	(0.64)
Class I net assets at the end of the year (in thousands)	$285,790	$402,629	$390,511	$423,881	$410,233	$343,119
Portfolio turnover rate (%)*	27	49	71	51	74	81

*	Rates are not annualized for periods less than a year.
**	Rates are annualized for periods less than a year.

Note: Net investment income (loss) per share is based on the average shares outstanding during the year.

Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are annual returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272 or visit our Web site at www.williamblairfunds.com.

138	Semiannual Report	June 30, 2022

Financial Highlights — For a share outstanding throughout each period

Small Cap Growth Fund

	Class R6
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2022	2021	2020	2019(a)
Net asset value, beginning of year	$37.60	$39.40	$31.20	$31.00
Income (loss) from investment operations:
Net investment income (loss)	(0.12)	(0.37)	(0.23)	(0.11)
Net realized and unrealized gain (loss) on investments	(10.35)	5.27	12.26	0.95
Total from investment operations	(10.47)	4.90	12.03	0.84
Less distributions from:
Net investment income	—	—	—	—
Net realized gain	—	6.70	3.83	0.64
Total distributions	—	6.70	3.83	0.64
Net asset value, end of year	$27.13	$37.60	$39.40	$31.20
Total return (%)*	(27.85)	13.31	38.76	2.75
Ratios to average daily net assets (%)**:
Expenses	1.17	1.16	1.19	1.18
Net investment income (loss)	(0.76)	(0.84)	(0.71)	(0.51)
Class R6 net assets at the end of the year (in thousands)	$96,265	$127,710	$103,462	$65,950
Portfolio turnover rate (%)*	27	49	71	51

(a)	For the period from May 2, 2019 (Commencement of Operations) to December 31, 2019.
*	Rates are not annualized for periods less than a year.
**	Rates are annualized for periods less than a year.

Note: Net investment income (loss) per share is based on the average shares outstanding during the year.

Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are annual returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272 or visit our Web site at www.williamblairfunds.com.

June 30, 2022	William Blair Funds	139

Financial Highlights — For a share outstanding throughout each period

Small Cap Value Fund

	Class N
	(unaudited)
	Period Ended	Period Ended		Period Ended
	June 30,	December 31,		October 31,
	2022	2021(b)		2021(a)
Net asset value, beginning of year	$33.63	$33.49		$32.15
Income (loss) from investment operations:
Net investment income (loss)	0.04	0.00	^	0.05
Net realized and unrealized gain (loss) on investments	(5.21)	1.37		1.29
Total from investment operations	(5.17)	1.37		1.34
Less distributions from:
Net investment income	—	—		—
Net realized gain	—	1.23		—
Total distributions	—	1.23		—
Net asset value, end of year	$28.46	$33.63		$33.49
Total return (%)*	(15.37)	4.24		4.17
Ratios to average daily net assets (%)**:
Expenses, before waivers and reimbursements	1.22	1.26		1.17
Expenses, net of waivers and reimbursements	1.15	1.15		1.15
Net investment income (loss), before waivers and reimbursements	0.19		(0.05)	0.51
Net investment income (loss), net of waivers and reimbursements	0.26	0.06		0.53
Class N net assets at the end of the year (in thousands)	$2,592	$3,313		$9,805
Portfolio turnover rate (%)*	17	7		35

	Class I
	(unaudited) Period Ended June 30,	Period Ended December 31,				Year Ended October 31,
	2022	2021(b)	2021	2020	2019	2018	2017
Net asset value, beginning of year	$33.58	$33.52	$23.79	$28.84	$31.53	$35.04	$27.27
Income (loss) from investment operations:
Net investment income (loss)	0.08	0.03	0.18	0.09	0.18	0.06	0.06
Net realized and unrealized gain (loss) on investments	(5.20)	1.35	12.91	(3.89)	1.59	(1.00)	8.61
Total from investment operations	(5.12)	1.38	13.09	(3.80)	1.77	(0.94)	8.67
Less distributions from:
Net investment income	—	0.09	0.11	0.07	0.15	0.09	0.03
Net realized gain	—	1.23	3.25	1.18	4.31	2.48	0.87
Total distributions	—	1.32	3.36	1.25	4.46	2.57	0.90
Net asset value, end of year	$28.46	$33.58	$33.52	$23.79	$28.84	$31.53	$35.04
Total return (%)*	(15.25)	4.31	55.32	(13.91)	8.60	(3.06)	32.07
Ratios to average daily net assets (%)**:
Expenses, before waivers and reimbursements	0.92	0.82	0.86	0.89	0.93	0.93	0.95
Expenses, net of waivers and reimbursements	0.89	0.82	0.86	0.89	0.93	0.93	0.95
Net investment income (loss), before waivers and reimbursements	0.50	0.55	0.52	0.37	0.63	0.16	0.17
Net investment income (loss), net of waivers and reimbursements	0.53	0.55	0.52	0.37	0.63	0.16	0.17
Class I net assets at the end of the year (in thousands)	$872,616	$1,059,157	$1,143,150	$1,181,409	$908,831	$738,558	$768,329
Portfolio turnover rate (%)*	17	7	35	27	31	31	30

(a)	For the period from July 17, 2021 (Commencement of Operations) to October 31, 2021.
(b)	For the period from November 1, 2021 to December 31, 2021.
*	Rates are not annualized for periods less than a year.
**	Rates are annualized for periods less than a year.
^	Amount is less than $0.005 per share.

Note: Net investment income (loss) per share is based on the average shares outstanding during the year.

Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are annual returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272 or visit our Web site at www.williamblairfunds.com.

140	Semiannual Report	June 30, 2022

Financial Highlights — For a share outstanding throughout each period

Small Cap Value Fund

	Class R6
	(unaudited)
	Period Ended	Period Ended	Period Ended
	June 30,	December 31,	October 31,
	2022	2021(b)	2021(a)
Net asset value, beginning of year	$33.58	$33.53	$32.15
Income (loss) from investment operations:
Net investment income (loss)	0.10	0.03	0.06
Net realized and unrealized gain (loss) on investments	(5.20)	1.35	1.32
Total from investment operations	(5.10)	1.38	1.38
Less distributions from:
Net investment income	—	0.10	—
Net realized gain	—	1.23	—
Total distributions	—	1.33	—
Net asset value, end of year	$28.48	$33.58	$33.53
Total return (%)*	(15.19)	4.33	4.26
Ratios to average daily net assets (%)**:
Expenses	0.79	0.78	0.78
Net investment income (loss)	0.65	0.59	0.64
Class R6 net assets at the end of the year (in thousands)	$393,492	$1,006,928	$867,272
Portfolio turnover rate (%)*	17	7	35

(a)	For the period from July 17, 2021 (Commencement of Operations) to October 31, 2021.
(b)	For the period from November 1, 2021 to December 31, 2021.
*	Rates are not annualized for periods less than a year.
**	Rates are annualized for periods less than a year.

Note: Net investment income (loss) per share is based on the average shares outstanding during the year.

Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are annual returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272 or visit our Web site at www.williamblairfunds.com.

June 30, 2022	William Blair Funds	141

Financial Highlights — For a share outstanding throughout each period

Global Leaders Fund

	Class N
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2022	2021	2020	2019	2018	2017
Net asset value, beginning of year	$19.17	$17.41	$14.92	$11.47	$14.53	$11.60
Income (loss) from investment operations:
Net investment income (loss)	(0.00)^	(0.11)	(0.06)	0.01	0.02	0.05
Net realized and unrealized gain (loss) on investments	(5.94)	2.96	4.74	3.61	(1.12)	3.46
Total from investment operations	(5.94)	2.85	4.68	3.62	(1.10)	3.51
Less distributions from:
Net investment income	—	—	—	0.03	—	0.10
Net realized gain	—	1.09	2.19	0.14	1.96	0.48
Total distributions	—	1.09	2.19	0.17	1.96	0.58
Net asset value, end of year	$13.23	$19.17	$17.41	$14.92	$11.47	$14.53
Total return (%)*	(30.99)	16.55	31.50	31.57	(8.23)	30.31
Ratios to average daily net assets (%)**:
Expenses, before waivers and reimbursements	1.44	1.38	1.45	1.39	1.47	1.63
Expenses, net of waivers and reimbursements	1.15	1.15	1.15	1.20	1.33	1.37
Net investment income (loss), before waivers and reimbursements	(0.35)	(0.79)	(0.67)	(0.10)	(0.01)	0.09
Net investment income (loss), net of waivers and reimbursements	(0.06)	(0.56)	(0.37)	0.09	0.13	0.35
Class N net assets at the end of the year (in thousands)	$8,673	$13,709	$11,861	$8,910	$7,225	$7,761
Portfolio turnover rate (%)*	6	18	27	27	49	41

	Class I
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2022	2021	2020	2019	2018	2017
Net asset value, beginning of year	$19.28	$17.47	$14.93	$11.47	$14.56	$11.62
Income (loss) from investment operations:
Net investment income (loss)	0.02	(0.06)	(0.01)	0.05	0.06	0.09
Net realized and unrealized gain (loss) on investments	(5.97)	2.96	4.74	3.61	(1.13)	3.47
Total from investment operations	(5.95)	2.90	4.73	3.66	(1.07)	3.56
Less distributions from:
Net investment income	—	—	0.00 ^	0.06	0.06	0.14
Net realized gain	—	1.09	2.19	0.14	1.96	0.48
Total distributions	—	1.09	2.19	0.20	2.02	0.62
Net asset value, end of year	$13.33	$19.28	$17.47	$14.93	$11.47	$14.56
Total return (%)*	(30.86)	16.78	31.86	31.96	(8.06)	30.69
Ratios to average daily net assets (%)**:
Expenses, before waivers and reimbursements	1.11	1.07	1.12	1.07	1.15	1.33
Expenses, net of waivers and reimbursements	0.90	0.90	0.90	0.95	1.07	1.07
Net investment income (loss), before waivers and reimbursements	0.00	(0.49)	(0.31)	0.22	0.31	0.39
Net investment income (loss), net of waivers and reimbursements	0.21	(0.32)	(0.09)	0.34	0.39	0.65
Class I net assets at the end of the year (in thousands)	$83,133	$124,488	$107,375	$114,666	$83,790	$60,067
Portfolio turnover rate (%)*	6	18	27	27	49	41

*	Rates are not annualized for periods less than a year.
**	Rates are annualized for periods less than a year.
^	Amount is less than $0.005 per share.

Note: Net investment income (loss) per share is based on the average shares outstanding during the year.

Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are annual returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272 or visit our Web site at www.williamblairfunds.com.

142	Semiannual Report	June 30, 2022

Financial Highlights — For a share outstanding throughout each period

Global Leaders Fund

	Class R6
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2022	2021	2020	2019	2018	2017
Net asset value, beginning of year	$19.30	$17.47	$14.93	$11.47	$14.56	$11.62
Income (loss) from investment operations:
Net investment income (loss)	0.02	(0.05)	0.02	0.06	0.07	0.10
Net realized and unrealized gain (loss) on investments	(5.98)	2.97	4.72	3.61	(1.13)	3.47
Total from investment operations	(5.96)	2.92	4.74	3.67	(1.06)	3.57
Less distributions from:
Net investment income	—	—	0.01	0.07	0.07	0.15
Net realized gain	—	1.09	2.19	0.14	1.96	0.48
Total distributions	—	1.09	2.20	0.21	2.03	0.63
Net asset value, end of year	$13.34	$19.30	$17.47	$14.93	$11.47	$14.56
Total return (%)*	(30.83)	16.90	31.91	32.02	(7.99)	30.78
Ratios to average daily net assets (%)**:
Expenses, before waivers and reimbursements	1.03	0.99	1.06	1.01	1.08	1.10
Expenses, net of waivers and reimbursements	0.85	0.85	0.85	0.90	1.00	1.00
Net investment income (loss), before waivers and reimbursements	0.07	(0.40)	(0.10)	0.32	0.39	0.65
Net investment income (loss), net of waivers and reimbursements	0.25	(0.26)	0.11	0.43	0.47	0.75
Class R6 net assets at the end of the year (in thousands)	$3,627	$5,585	$2,946	$48,133	$79,685	$143,521
Portfolio turnover rate (%)*	6	18	27	27	49	41

*	Rates are not annualized for periods less than a year.
**	Rates are annualized for periods less than a year.

Note: Net investment income (loss) per share is based on the average shares outstanding during the year.

Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are annual returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272 or visit our Web site at www.williamblairfunds.com.

June 30, 2022	William Blair Funds	143

Financial Highlights — For a share outstanding throughout each period

International Leaders Fund

	Class N
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2022	2021	2020	2019	2018	2017
Net asset value, beginning of year	$24.28	$22.69	$18.08	$13.80	$16.37	$12.88
Income (loss) from investment operations:
Net investment income (loss)	0.07	(0.12)	(0.04)	0.09	0.13	0.11
Net realized and unrealized gain (loss) on investments	(7.64)	2.35	4.82	4.25	(2.19)	3.70
Total from investment operations	(7.57)	2.23	4.78	4.34	(2.06)	3.81
Less distributions from:
Net investment income	—	0.00^	—	0.06	0.06	0.20
Net realized gain	—	0.64	0.17	—	0.45	0.12
Total distributions	—	0.64	0.17	0.06	0.51	0.32
Net asset value, end of year	$16.71	$24.28	$22.69	$18.08	$13.80	$16.37
Total return (%)*	(31.18)	9.93	26.45	31.46	(12.70)	29.65
Ratios to average daily net assets (%)**:
Expenses, before waivers and reimbursements	1.29	1.30	1.31	1.32	1.39	1.59
Expenses, net of waivers and reimbursements	1.15	1.15	1.15	1.18	1.28	1.35
Net investment income (loss), before waivers and reimbursements	0.54	(0.65)	(0.39)	0.44	0.70	0.48
Net investment income (loss), net of waivers and reimbursements	0.68	(0.50)	(0.23)	0.58	0.81	0.72
Class N net assets at the end of the year (in thousands)	$34,735	$47,234	$19,586	$11,163	$8,715	$9,651
Portfolio turnover rate (%)*	33	18	34	20	33	41

	Class I
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2022	2021	2020	2019	2018	2017
Net asset value, beginning of year	$24.41	$22.80	$18.13	$13.84	$16.44	$12.92
Income (loss) from investment operations:
Net investment income (loss)	0.09	(0.06)	(0.00)^	0.12	0.17	0.16
Net realized and unrealized gain (loss) on investments	(7.68)	2.36	4.85	4.27	(2.19)	3.71
Total from investment operations	(7.59)	2.30	4.85	4.39	(2.02)	3.87
Less distributions from:
Net investment income	—	0.05	0.01	0.10	0.13	0.23
Net realized gain	—	0.64	0.17	—	0.45	0.12
Total distributions	—	0.69	0.18	0.10	0.58	0.35
Net asset value, end of year	$16.82	$24.41	$22.80	$18.13	$13.84	$16.44
Total return (%)*	(31.09)	10.17	26.77	31.76	(12.45)	30.05
Ratios to average daily net assets (%)**:
Expenses, before waivers and reimbursements	1.02	0.99	1.01	1.01	1.07	1.28
Expenses, net of waivers and reimbursements	0.90	0.90	0.90	0.93	1.03	1.05
Net investment income (loss), before waivers and reimbursements	0.74	(0.33)	(0.11)	0.64	1.02	0.86
Net investment income (loss), net of waivers and reimbursements	0.86	(0.24)	(0.00)	0.72	1.06	1.09
Class I net assets at the end of the year (in thousands)	$386,886	$591,500	$393,596	$181,617	$76,382	$60,279
Portfolio turnover rate (%)*	33	18	34	20	33	41

*	Rates are not annualized for periods less than a year.
**	Rates are annualized for periods less than a year.
^	Amount is less than $0.005 per share.

Note: Net investment income (loss) per share is based on the average shares outstanding during the year.

Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are annual returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272 or visit our Web site at www.williamblairfunds.com.

144	Semiannual Report	June 30, 2022

Financial Highlights — For a share outstanding throughout each period

International Leaders Fund

	Class R6
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2022	2021	2020	2019	2018	2017
Net asset value, beginning of year	$24.41	$22.80	$18.12	$13.83	$16.43	$12.92
Income (loss) from investment operations:
Net investment income (loss)	0.10	(0.04)	0.02	0.14	0.18	0.18
Net realized and unrealized gain (loss) on investments	(7.69)	2.35	4.85	4.26	(2.19)	3.70
Total from investment operations	(7.59)	2.31	4.87	4.40	(2.01)	3.88
Less distributions from:
Net investment income	—	0.06	0.02	0.11	0.14	0.25
Net realized gain	—	0.64	0.17	—	0.45	0.12
Total distributions	—	0.70	0.19	0.11	0.59	0.37
Net asset value, end of year	$16.82	$24.41	$22.80	$18.12	$13.83	$16.43
Total return (%)*	(31.09)	10.22	26.88	31.83	(12.38)	30.08
Ratios to average daily net assets (%)**:
Expenses, before waivers and reimbursements	0.91	0.91	0.92	0.93	0.99	1.03
Expenses, net of waivers and reimbursements	0.85	0.85	0.85	0.88	0.95	0.95
Net investment income (loss), before waivers and reimbursements	0.94	(0.24)	0.03	0.80	1.07	1.10
Net investment income (loss), net of waivers and reimbursements	1.00	(0.18)	0.10	0.85	1.11	1.18
Class R6 net assets at the end of the year (in thousands)	$558,470	$667,996	$687,171	$461,124	$324,902	$308,898
Portfolio turnover rate (%)*	33	18	34	20	33	41

*	Rates are not annualized for periods less than a year.
**	Rates are annualized for periods less than a year.

Note: Net investment income (loss) per share is based on the average shares outstanding during the year.

Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are annual returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272 or visit our Web site at www.williamblairfunds.com.

June 30, 2022	William Blair Funds	145

Financial Highlights — For a share outstanding throughout each period

International Growth Fund

	Class N
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2022	2021	2020	2019	2018	2017
Net asset value, beginning of year	$37.57	$38.75	$29.68	$23.04	$30.41	$23.86
Income (loss) from investment operations:
Net investment income (loss)	0.19	(0.28)	(0.16)	0.09	0.16	0.21
Net realized and unrealized gain (loss) on investments	(11.72)	3.51	9.55	6.87	(5.56)	6.73
Total from investment operations	(11.53)	3.23	9.39	6.96	(5.40)	6.94
Less distributions from:
Net investment income	—	—	0.06	0.32	0.12	0.39
Net realized gain	—	4.41	0.26	—	1.85	—
Total distributions	—	4.41	0.32	0.32	1.97	0.39
Net asset value, end of year	$26.04	$37.57	$38.75	$29.68	$23.04	$30.41
Total return (%)*	(30.69)	8.68	31.64	30.24	(18.00)	29.11
Ratios to average daily net assets (%)**:
Expenses, before waivers and reimbursements	1.44	1.46	1.47	1.45	1.46	1.47
Expenses, net of waivers and reimbursements	1.38	1.45	1.45	1.45	1.45	1.45
Net investment income (loss), before waivers and reimbursements	1.22	(0.68)	(0.56)	0.34	0.54	0.76
Net investment income (loss), net of waivers and reimbursements	1.28	(0.67)	(0.54)	0.34	0.55	0.78
Class N net assets at the end of the year (in thousands)	$195,767	$293,481	$288,976	$494,788	$456,533	$763,740
Portfolio turnover rate (%)*	28	19	27	34	78	82

	Class I
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2022	2021	2020	2019	2018	2017
Net asset value, beginning of year	$38.68	$39.65	$30.38	$23.56	$31.13	$24.42
Income (loss) from investment operations:
Net investment income (loss)	0.24	(0.15)	(0.08)	0.18	0.26	0.30
Net realized and unrealized gain (loss) on investments	(12.07)	3.59	9.79	7.03	(5.70)	6.89
Total from investment operations	(11.83)	3.44	9.71	7.21	(5.44)	7.19
Less distributions from:
Net investment income	—	—	0.18	0.39	0.28	0.48
Net realized gain	—	4.41	0.26	—	1.85	—
Total distributions	—	4.41	0.44	0.39	2.13	0.48
Net asset value, end of year	$26.85	$38.68	$39.65	$30.38	$23.56	$31.13
Total return (%)*	(30.58)	9.01	31.99	30.66	(17.73)	29.49
Ratios to average daily net assets (%)**:
Expenses, before waivers and reimbursements	1.16	1.14	1.16	1.14	1.13	1.14
Expenses, net of waivers and reimbursements	1.13	1.14	1.16	1.14	1.13	1.14
Net investment income (loss), before waivers and reimbursements	1.54	(0.36)	(0.24)	0.65	0.86	1.08
Net investment income (loss), net of waivers and reimbursements	1.57	(0.36)	(0.24)	0.65	0.86	1.08
Class I net assets at the end of the year (in thousands)	$1,193,559	$1,702,775	$1,914,460	$1,552,355	$1,646,811	$2,375,326
Portfolio turnover rate (%)*	28	19	27	34	78	82

*	Rates are not annualized for periods less than a year.
**	Rates are annualized for periods less than a year.

Note: Net investment income (loss) per share is based on the average shares outstanding during the year.

Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are annual returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272 or visit our Web site at www.williamblairfunds.com.

146	Semiannual Report	June 30, 2022

Financial Highlights — For a share outstanding throughout each period

International Growth Fund

	Class R6
	(unaudited)
	Period Ended
	June 30,	Years Ended December 31,
	2022	2021	2020	2019(a)
Net asset value, beginning of year	$38.72	$39.66	$30.37	$27.56
Income (loss) from investment operations:
Net investment income (loss)	0.24	(0.11)	(0.07)	(0.05)
Net realized and unrealized gain (loss) on investments	(12.08)	3.58	9.83	3.27
Total from investment operations	(11.84)	3.47	9.76	3.22
Less distributions from:
Net investment income	—	—	0.21	0.41
Net realized gain	—	4.41	0.26	—
Total distributions	—	4.41	0.47	0.41
Net asset value, end of year	$26.88	$38.72	$39.66	$30.37
Total return (%)*	(30.58)	9.09	32.16	11.71
Ratios to average daily net assets (%)**:
Expenses	1.06	1.06	1.07	1.06
Net investment income (loss)	1.56	(0.25)	(0.23)	(0.26)
Class R6 net assets at the end of the year (in thousands)	$81,167	$126,641	$109,214	$61,916
Portfolio turnover rate (%)*	28	19	27	34

(a)	For the period from May 2, 2019 (Commencement of Operations) to December 31, 2019.
*	Rates are not annualized for periods less than a year.
**	are annualized for periods less than a year.

Note: Net investment income (loss) per share is based on the average shares outstanding during the year.

Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are annual returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272 or visit our Web site at www.williamblairfunds.com.

June 30, 2022	William Blair Funds	147

Financial Highlights — For a share outstanding throughout each period

Institutional International Growth Fund

	Institutional
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2022	2021	2020	2019	2018	2017
Net asset value, beginning of year	$19.03	$20.37	$17.35	$13.40	$18.08	$14.55
Income (loss) from investment operations:
Net investment income (loss)	0.11	(0.05)	(0.01)	0.12	0.18	0.21
Net realized and unrealized gain (loss) on investments	(5.94)	1.86	5.60	4.00	(3.29)	4.07
Total from investment operations	(5.83)	1.81	5.59	4.12	(3.11)	4.28
Less distributions from:
Net investment income	—	—	0.02	0.17	0.17	0.44
Net realized gain	—	3.15	2.55	—	1.40	0.31
Total distributions	—	3.15	2.57	0.17	1.57	0.75
Net asset value, end of year	$13.20	$19.03	$20.37	$17.35	$13.40	$18.08
Total return (%)*	(30.64)	9.39	32.47	30.75	(17.50)	29.53
Ratios to average daily net assets (%)**:
Expenses	1.01	1.01	1.00	0.99	0.97	0.97
Net investment income (loss)	1.45	(0.22)	(0.04)	0.77	1.01	1.22
Net assets at the end of the year (in thousands)	$932,941	$1,281,843	$1,326,482	$1,892,911	$1,784,435	$2,330,299
Portfolio turnover rate (%)*	31	19	31	35	82	84

*	Rates are not annualized for periods less than a year.
**	Rates are annualized for periods less than a year.

Note: Net investment income (loss) per share is based on the average shares outstanding during the year.

Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are annual returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272 or visit our Web site at www.williamblairfunds.com.

148	Semiannual Report	June 30, 2022

Financial Highlights — For a share outstanding throughout each period

International Small Cap Growth Fund

	Class N
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2022	2021	2020	2019	2018	2017
Net asset value, beginning of year	$16.56	$17.45	$13.85	$10.36	$15.49	$12.87
Income (loss) from investment operations:
Net investment income (loss)	0.03	(0.12)	(0.05)	0.05	0.04	0.12
Net realized and unrealized gain (loss) on investments	(6.48)	1.91	4.01	3.45	(3.78)	3.98
Total from investment operations	(6.45)	1.79	3.96	3.50	(3.74)	4.10
Less distributions from:
Net investment income	—	—	—	0.01	0.08	0.32
Net realized gain	—	2.68	0.36	—	1.31	1.16
Total distributions	—	2.68	0.36	0.01	1.39	1.48
Net asset value, end of year	$10.11	$16.56	$17.45	$13.85	$10.36	$15.49
Total return (%)*	(38.95)	10.87	28.68	33.81	(24.48)	32.17
Ratios to average daily net assets (%)**:
Expenses, before waivers and reimbursements	1.49	1.46	1.52	1.48	1.48	1.62
Expenses, net of waivers and reimbursements	1.49	1.46	1.52	1.48	1.48	1.47
Net investment income (loss), before waivers and reimbursements	0.43	(0.67)	(0.36)	0.45	0.29	0.70
Net investment income (loss), net of waivers and reimbursements	0.43	(0.67)	(0.36)	0.45	0.29	0.85
Class N net assets at the end of the year (in thousands)	$1,874	$3,540	$3,101	$3,650	$3,440	$6,275
Portfolio turnover rate (%)*	33	52	63	38	88	64

	Class I
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2022	2021	2020	2019	2018	2017
Net asset value, beginning of year	$16.80	$17.66	$13.98	$10.45	$15.65	$13.00
Income (loss) from investment operations:
Net investment income (loss)	0.05	(0.07)	(0.01)	0.09	0.09	0.14
Net realized and unrealized gain (loss) on investments	(6.58)	1.93	4.06	3.48	(3.84)	4.07
Total from investment operations	(6.53)	1.86	4.05	3.57	(3.75)	4.21
Less distributions from:
Net investment income	—	0.04	0.01	0.04	0.14	0.40
Net realized gain	—	2.68	0.36	—	1.31	1.16
Total distributions	—	2.72	0.37	0.04	1.45	1.56
Net asset value, end of year	$10.27	$16.80	$17.66	$13.98	$10.45	$15.65
Total return (%)*	(38.87)	11.17	29.04	34.22	(24.29)	32.70
Ratios to average daily net assets (%)**:
Expenses, before waivers and reimbursements	1.23	1.19	1.25	1.21	1.18	1.31
Expenses, net of waivers and reimbursements	1.23	1.19	1.25	1.21	1.18	1.16
Net investment income (loss), before waivers and reimbursements	0.73	(0.40)	(0.05)	0.75	0.60	0.77
Net investment income (loss), net of waivers and reimbursements	0.73	(0.40)	(0.05)	0.75	0.60	0.92
Class I net assets at the end of the year (in thousands)	$91,547	$136,573	$145,283	$142,951	$165,451	$338,920
Portfolio turnover rate (%)*	33	52	63	38	88	64

*	Rates are not annualized for periods less than a year.
**	Rates are annualized for periods less than a year.

Note: Net investment income (loss) per share is based on the average shares outstanding during the year.

Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are annual returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272 or visit our Web site at www.williamblairfunds.com.

June 30, 2022	William Blair Funds	149

Financial Highlights — For a share outstanding throughout each period

International Small Cap Growth Fund

	Class R6
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2022	2021	2020		2019	2018	2017
Net asset value, beginning of year	$16.91	$17.76	$14.05		$10.50	$15.73	$13.07
Income (loss) from investment operations:
Net investment income (loss)	0.05	(0.06)	0.00	^	0.11	0.10	0.15
Net realized and unrealized gain (loss) on investments	(6.61)	1.95	4.09		3.49	(3.85)	4.08
Total from investment operations	(6.56)	1.89	4.09		3.60	(3.75)	4.23
Less distributions from:
Net investment income	—	0.06	0.02		0.05	0.17	0.41
Net realized gain	—	2.68	0.36		—	1.31	1.16
Total distributions	—	2.74	0.38		0.05	1.48	1.57
Net asset value, end of year	$10.35	$16.91	$17.76		$14.05	$10.50	$15.73
Total return (%)*	(38.79)	11.27	29.23		34.32	(24.19)	32.70
Ratios to average daily net assets (%)**:
Expenses	1.12	1.10	1.14		1.12	1.08	1.08
Net investment income (loss)	0.81	(0.31)	0.02		0.86	0.67	0.99
Class R6 net assets at the end of the year (in thousands)	$142,012	$243,398	$188,497		$162,465	$171,833	$256,558
Portfolio turnover rate (%)*	33	52	63		38	88	64

*	Rates are not annualized for periods less than a year.
**	Rates are annualized for periods less than a year.
^	Amount is less than $0.005 per share.

Note: Net investment income (loss) per share is based on the average shares outstanding during the year.

Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are annual returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272 or visit our Web site at www.williamblairfunds.com.

150	Semiannual Report	June 30, 2022

Financial Highlights — For a share outstanding throughout each period

Emerging Markets Leaders Fund

	Class N
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2022	2021	2020	2019	2018	2017
Net asset value, beginning of year	$11.33	$13.26	$10.51	$8.26	$11.06	$7.84
Income (loss) from investment operations:
Net investment income (loss)	0.02	(0.06)	(0.02)	0.03	0.03	0.01
Net realized and unrealized gain (loss) on investments	(2.68)	(0.98)	2.88	2.28	(1.97)	3.26
Total from investment operations	(2.66)	(1.04)	2.86	2.31	(1.94)	3.27
Less distributions from:
Net investment income	—	0.01	—	0.04	0.07	0.05
Net realized gain	—	0.88	0.11	0.02	0.79	—
Total distributions	—	0.89	0.11	0.06	0.86	0.05
Net asset value, end of year	$8.67	$11.33	$13.26	$10.51	$8.26	$11.06
Total return (%)*	(23.48)	(7.69)	27.23	27.98	(17.73)	41.68
Ratios to average daily net assets (%)**:
Expenses, before waivers and reimbursements	1.56	1.56	1.63	1.62	1.60	1.62
Expenses, net of waivers and reimbursements	1.35	1.40	1.40	1.45	1.58	1.47
Net investment income (loss), before waivers and reimbursements	0.20	(0.64)	(0.45)	0.17	0.27	(0.01)
Net investment income (loss), net of waivers and reimbursements	0.41	(0.48)	(0.22)	0.34	0.29	0.14
Class N net assets at the end of the year (in thousands)	$937	$2,096	$1,803	$1,856	$2,239	$2,766
Portfolio turnover rate (%)*	21	40	47	33	52	59

	Class I
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2022	2021	2020	2019	2018	2017
Net asset value, beginning of year	$11.33	$13.28	$10.52	$8.27	$11.09	$7.87
Income (loss) from investment operations:
Net investment income (loss)	0.05	(0.04)	(0.00)^	0.06	0.06	0.02
Net realized and unrealized gain (loss) on investments	(2.69)	(0.98)	2.89	2.29	(1.97)	3.27
Total from investment operations	(2.64)	(1.02)	2.89	2.35	(1.91)	3.29
Less distributions from:
Net investment income	—	0.05	0.02	0.08	0.12	0.07
Net realized gain	—	0.88	0.11	0.02	0.79	—
Total distributions	—	0.93	0.13	0.10	0.91	0.07
Net asset value, end of year	$8.69	$11.33	$13.28	$10.52	$8.27	$11.09
Total return (%)*	(23.30)	(7.48)	27.52	28.36	(17.45)	41.89
Ratios to average daily net assets (%)**:
Expenses, before waivers and reimbursements	1.23	1.28	1.33	1.29	1.27	1.40
Expenses, net of waivers and reimbursements	1.10	1.15	1.15	1.20	1.27	1.25
Net investment income (loss), before waivers and reimbursements	0.84	(0.40)	(0.21)	0.53	0.58	0.09
Net investment income (loss), net of waivers and reimbursements	0.97	(0.27)	(0.03)	0.62	0.58	0.24
Class I net assets at the end of the year (in thousands)	$43,103	$42,750	$62,319	$45,090	$34,786	$47,666
Portfolio turnover rate (%)*	21	40	47	33	52	59

*	Rates are not annualized for periods less than a year.
**	Rates are annualized for periods less than a year.
^	Amount is less than $0.005 per share.

Note: Net investment income (loss) per share is based on the average shares outstanding during the year.

Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are annual returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272 or visit our Web site at www.williamblairfunds.com.

June 30, 2022	William Blair Funds	151

Financial Highlights — For a share outstanding throughout each period

Emerging Markets Leaders Fund

	Class R6
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2022	2021	2020		2019	2018	2017
Net asset value, beginning of year	$11.32	$13.26	$10.51		$8.26	$11.09	$7.86
Income (loss) from investment operations:
Net investment income (loss)	0.05	(0.02)	0.00	^	0.06	0.07	0.03
Net realized and unrealized gain (loss) on investments	(2.68)	(0.98)	2.89		2.29	(1.98)	3.28
Total from investment operations	(2.63)	(1.00)	2.89		2.35	(1.91)	3.31
Less distributions from:
Net investment income	—	0.06	0.03		0.08	0.13	0.08
Net realized gain	—	0.88	0.11		0.02	0.79	—
Total distributions	—	0.94	0.14		0.10	0.92	0.08
Net asset value, end of year	$8.69	$11.32	$13.26		$10.51	$8.26	$11.09
Total return (%)*	(23.23)	(7.35)	27.50		28.45	(17.46)	42.15
Ratios to average daily net assets (%)**:
Expenses, before waivers and reimbursements	1.15	1.20	1.26		1.23	1.20	1.19
Expenses, net of waivers and reimbursements	1.05	1.10	1.10		1.15	1.20	1.19
Net investment income (loss), before waivers and reimbursements	0.84	(0.26)	(0.11)		0.57	0.71	0.33
Net investment income (loss), net of waivers and reimbursements	0.94	(0.16)	0.05		0.65	0.71	0.33
Class R6 net assets at the end of the year (in thousands)	$352,576	$428,839	$198,015		$191,337	$161,889	$427,480
Portfolio turnover rate (%)*	21	40	47		33	52	59

*	Rates are not annualized for periods less than a year.
**	Rates are annualized for periods less than a year.
^	Amount is less than $0.005 per share.

Note: Net investment income (loss) per share is based on the average shares outstanding during the year.

Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are annual returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272 or visit our Web site at www.williamblairfunds.com.

152	Semiannual Report	June 30, 2022

Financial Highlights — For a share outstanding throughout each period

Emerging Markets Growth Fund

	Class N
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2022	2021	2020	2019	2018	2017
Net asset value, beginning of year	$15.55	$18.42	$13.67	$11.14	$16.20	$10.99
Income (loss) from investment operations:
Net investment income (loss)	0.02	(0.13)	(0.09)	0.11	0.01	(0.02)
Net realized and unrealized gain (loss) on investments	(4.38)	0.62	5.60	2.98	(3.49)	5.35
Total from investment operations	(4.36)	0.49	5.51	3.09	(3.48)	5.33
Less distributions from:
Net investment income	—	—	—	0.16	0.11	0.12
Net realized gain	—	3.36	0.76	0.40	1.47	—
Total distributions	—	3.36	0.76	0.56	1.58	0.12
Net asset value, end of year	$11.19	$15.55	$18.42	$13.67	$11.14	$16.20
Total return (%)*	(28.04)	2.97	40.43	27.89	(21.61)	48.53
Ratios to average daily net assets (%)**:
Expenses, before waivers and reimbursements	1.55	1.55	1.55	1.51	1.52	1.65
Expenses, net of waivers and reimbursements	1.48	1.55	1.55	1.51	1.52	1.50
Net investment income (loss), before waivers and reimbursements	0.19	(0.65)	(0.60)	0.84	0.09	(0.29)
Net investment income (loss), net of waivers and reimbursements	0.26	(0.65)	(0.60)	0.84	0.09	(0.14)
Class N net assets at the end of the year (in thousands)	$18,168	$28,565	$18,606	$7,804	$7,103	$10,479
Portfolio turnover rate (%)*	51	52	77	79	113	91

	Class I
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2022	2021	2020	2019	2018	2017
Net asset value, beginning of year	$15.85	$18.66	$13.82	$11.25	$16.36	$11.10
Income (loss) from investment operations:
Net investment income (loss)	0.04	(0.07)	(0.05)	0.14	0.05	0.01
Net realized and unrealized gain (loss) on investments	(4.47)	0.62	5.66	3.02	(3.52)	5.40
Total from investment operations	(4.43)	0.55	5.61	3.16	(3.47)	5.41
Less distributions from:
Net investment income	—	—	0.01	0.19	0.17	0.15
Net realized gain	—	3.36	0.76	0.40	1.47	—
Total distributions	—	3.36	0.77	0.59	1.64	0.15
Net asset value, end of year	$11.42	$15.85	$18.66	$13.82	$11.25	$16.36
Total return (%)*	(27.95)	3.25	40.72	28.29	(21.37)	48.83
Ratios to average daily net assets (%)**:
Expenses, before waivers and reimbursements	1.26	1.27	1.30	1.26	1.27	1.42
Expenses, net of waivers and reimbursements	1.23	1.27	1.30	1.26	1.27	1.27
Net investment income (loss), before waivers and reimbursements	0.54	(0.37)	(0.33)	1.06	0.34	(0.07)
Net investment income (loss), net of waivers and reimbursements	0.57	(0.37)	(0.33)	1.06	0.34	0.08
Class I net assets at the end of the year (in thousands)	$194,090	$190,985	$113,697	$73,496	$79,427	$129,481
Portfolio turnover rate (%)*	51	52	77	79	113	91

*	Rates are not annualized for periods less than a year.
**	Rates are annualized for periods less than a year.

Note: Net investment income (loss) per share is based on the average shares outstanding during the year.

Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are annual returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272 or visit our Web site at www.williamblairfunds.com.

June 30, 2022	William Blair Funds	153

Financial Highlights — For a share outstanding throughout each period

Emerging Markets Growth Fund

	Class R6
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2022	2021	2020	2019	2018	2017
Net asset value, beginning of year	$16.04	$18.84	$13.94	$11.35	$16.49	$11.18
Income (loss) from investment operations:
Net investment income (loss)	0.04	(0.05)	(0.03)	0.15	0.07	0.02
Net realized and unrealized gain (loss) on investments	(4.52)	0.63	5.71	3.04	(3.56)	5.46
Total from investment operations	(4.48)	0.58	5.68	3.19	(3.49)	5.48
Less distributions from:
Net investment income	—	0.02	0.02	0.20	0.18	0.17
Net realized gain	—	3.36	0.76	0.40	1.47	—
Total distributions	—	3.38	0.78	0.60	1.65	0.17
Net asset value, end of year	$11.56	$16.04	$18.84	$13.94	$11.35	$16.49
Total return (%)*	(27.93)	3.37	40.90	28.28	(21.29)	49.06
Ratios to average daily net assets (%)**:
Expenses	1.17	1.17	1.20	1.19	1.19	1.17
Net investment income (loss)	0.54	(0.27)	(0.22)	1.17	0.46	0.17
Class R6 net assets at the end of the year (in thousands)	$512,999	$822,288	$1,063,433	$708,892	$654,441	$1,178,853
Portfolio turnover rate (%)*	51	52	77	79	113	91

*	Rates are not annualized for periods less than a year.
**	Rates are annualized for periods less than a year.

Note: Net investment income (loss) per share is based on the average shares outstanding during the year.

Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are annual returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272 or visit our Web site at www.williamblairfunds.com.

154	Semiannual Report	June 30, 2022

Financial Highlights — For a share outstanding throughout each period

Emerging Markets Small Cap Growth Fund

	Class N
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2022	2021	2020	2019		2018	2017
Net asset value, beginning of year	$23.52	$22.22	$16.80	$13.96		$18.66	$13.73
Income (loss) from investment operations:
Net investment income (loss)	0.02	(0.20)	(0.06)	0.00	^	(0.02)	0.01
Net realized and unrealized gain (loss) on investments	(6.39)	3.53	5.48	2.84		(4.38)	5.46
Total from investment operations	(6.37)	3.33	5.42	2.84		(4.40)	5.47
Less distributions from:
Net investment income	—	—	—	—		—	0.50
Net realized gain	—	2.03	—	—		0.30	0.04
Total distributions	—	2.03	—	—		0.30	0.54
Net asset value, end of year	$17.15	$23.52	$22.22	$16.80		$13.96	$18.66
Total return (%)*	(27.08)	15.23	32.26	20.34		(23.57)	40.09
Ratios to average daily net assets (%)**:
Expenses, before waivers and reimbursements	1.66	1.60	1.77	1.71		1.70	1.83
Expenses, net of waivers and reimbursements	1.55	1.55	1.55	1.55		1.58	1.64
Net investment income (loss), before waivers and reimbursements	0.10	(0.88)	(0.58)	(0.14)		(0.22)	(0.11)
Net investment income (loss), net of waivers and reimbursements	0.21	(0.83)	(0.36)	0.02		(0.10)	0.08
Class N net assets at the end of the year (in thousands)	$3,237	$4,262	$3,947	$4,025		$8,977	$15,082
Portfolio turnover rate (%)*	51	76	119	142		187	183

	Class I
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2022	2021	2020	2019		2018	2017
Net asset value, beginning of year	$23.79	$22.40	$16.90	$14.03		$18.73	$13.77
Income (loss) from investment operations:
Net investment income (loss)	0.04	(0.14)	(0.02)	0.04		0.03	0.08
Net realized and unrealized gain (loss) on investments	(6.46)	3.56	5.53	2.86		(4.41)	5.47
Total from investment operations	(6.42)	3.42	5.51	2.90		(4.38)	5.55
Less distributions from:
Net investment income	—	—	0.01	0.03		0.02	0.55
Net realized gain	—	2.03	—	—		0.30	0.04
Total distributions	—	2.03	0.01	0.03		0.32	0.59
Net asset value, end of year	$17.37	$23.79	$22.40	$16.90		$14.03	$18.73
Total return (%)*	(26.99)	15.51	32.60	20.58		(23.31)	40.53
Ratios to average daily net assets (%)**:
Expenses, before waivers and reimbursements	1.37	1.31	1.45	1.40		1.38	1.50
Expenses, net of waivers and reimbursements	1.30	1.30	1.30	1.30		1.33	1.31
Net investment income (loss), before waivers and reimbursements	0.37	(0.59)	(0.25)	0.18		0.13	0.30
Net investment income (loss), net of waivers and reimbursements	0.44	(0.58)	(0.10)	0.28		0.18	0.49
Class I net assets at the end of the year (in thousands)	$124,190	$171,994	$151,302	$142,885		$169,770	$282,620
Portfolio turnover rate (%)*	51	76	119	142		187	183

*	Rates are not annualized for periods less than a year.
**	Rates are annualized for periods less than a year.
^	Amount is less than $0.005 per share.

Note: Net investment income (loss) per share is based on the average shares outstanding during the year.

Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are annual returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272 or visit our Web site at www.williamblairfunds.com.

June 30, 2022	William Blair Funds	155

Financial Highlights — For a share outstanding throughout each period

Emerging Markets Small Cap Growth Fund

	Class R6
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2022	2021	2020	2019	2018	2017
Net asset value, beginning of year	$23.84	$22.44	$16.93	$14.06	$18.76	$13.79
Income (loss) from investment operations:
Net investment income (loss)	0.05	(0.12)	(0.00)^	0.05	0.05	0.10
Net realized and unrealized gain (loss) on investments	(6.48)	3.56	5.53	2.86	(4.41)	5.47
Total from investment operations	(6.43)	3.44	5.53	2.91	(4.36)	5.57
Less distributions from:
Net investment income	—	0.01	0.02	0.04	0.04	0.56
Net realized gain	—	2.03	—	—	0.30	0.04
Total distributions	—	2.04	0.02	0.04	0.34	0.60
Net asset value, end of year	$17.41	$23.84	$22.44	$16.93	$14.06	$18.76
Total return (%)*	(26.97)	15.58	32.66	20.69	(23.24)	40.62
Ratios to average daily net assets (%)**:
Expenses, before waivers and reimbursements	1.28	1.23	1.36	1.33	1.30	1.29
Expenses, net of waivers and reimbursements	1.25	1.23	1.25	1.25	1.25	1.25
Net investment income (loss), before waivers and reimbursements	0.46	(0.49)	(0.14)	0.27	0.22	0.53
Net investment income (loss), net of waivers and reimbursements	0.49	(0.49)	(0.03)	0.35	0.27	0.57
Class R6 net assets at the end of the year (in thousands)	$209,540	$324,152	$152,160	$130,711	$98,188	$166,927
Portfolio turnover rate (%)*	51	76	119	142	187	183

*	Rates are not annualized for periods less than a year.
**	Rates are annualized for periods less than a year.
^	Amount is less than $0.005 per share.

Note: Net investment income (loss) per share is based on the average shares outstanding during the year.

Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are annual returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272 or visit our Web site at www.williamblairfunds.com.

156	Semiannual Report	June 30, 2022

Financial Highlights — For a share outstanding throughout each period

China Growth Fund

	Class I
	(unaudited)
	Period Ended	Period Ended
	June 30,	December 31,
	2022	2021(a)
Net asset value, beginning of year	$9.54	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.02	(0.04)
Net realized and unrealized gain (loss) on investments	(1.79)	(0.42)
Total from investment operations	(1.77)	(0.46)
Less distributions from:
Net investment income	—	—
Net realized gain	—	—
Total distributions	—	—
Net asset value, end of year	$7.77	$9.54
Total return (%)*	(18.72)	(4.40)
Ratios to average daily net assets (%)**:
Expenses, before waivers and reimbursements	3.58	4.74
Expenses, net of waivers and reimbursements	1.03	1.05
Net investment income (loss), before waivers and reimbursements	(2.12)	(4.69)
Net investment income (loss), net of waivers and reimbursements	0.43	(1.00)
Class I net assets at the end of the year (in thousands)	$2,350	$5,538
Portfolio turnover rate (%)*	24	4

	Class R6
	(unaudited)
	Period Ended	Period Ended
	June 30,	December 31,
	2022	2021(a)
Net asset value, beginning of year	$9.54	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.03	(0.03)
Net realized and unrealized gain (loss) on investments	(1.80)	(0.43)
Total from investment operations	(1.77)	(0.46)
Less distributions from:
Net investment income	—	—
Net realized gain	—	—
Total distributions	—	—
Net asset value, end of year	$7.77	$9.54
Total return (%)*	(18.72)	(4.40)
Ratios to average daily net assets (%)**:
Expenses, before waivers and reimbursements	3.55	4.72
Expenses, net of waivers and reimbursements	0.98	1.00
Net investment income (loss), before waivers and reimbursements	(1.89)	(4.61)
Net investment income (loss), net of waivers and reimbursements	0.68	(0.89)
Class R6 net assets at the end of the year (in thousands)	$1,360	$1,687
Portfolio turnover rate (%)*	24	4

(a)	For the period from August 27, 2021 (Commencement of Operations) to December 31, 2021.
*	Rates are not annualized for periods less than a year.
**	Rates are annualized for periods less than a year.

Note: Net investment income (loss) per share is based on the average shares outstanding during the year.

Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are annual returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272 or visit our Web site at www.williamblairfunds.com.

June 30, 2022	William Blair Funds	157

Financial Highlights — For a share outstanding throughout each period

Emerging Markets Debt Fund

	Class I
	(unaudited)
	Period Ended	Period Ended
	June 30,	December 31,
	2022	2021(a)
Net asset value, beginning of year	$9.59	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.25	0.27
Net realized and unrealized gain (loss) on investments	(2.21)	(0.40)
Total from investment operations	(1.96)	(0.13)
Less distributions from:
Net investment income	0.25	0.28
Net realized gain	—	—
Total distributions	0.25	0.28
Net asset value, end of year	$7.38	$9.59
Total return (%)*	(20.65)	(1.39)
Ratios to average daily net assets (%)**:
Expenses, before waivers and reimbursements	1.16	1.24
Expenses, net of waivers and reimbursements	0.70	0.70
Net investment income (loss), before waivers and reimbursements	5.43	4.02
Net investment income (loss), net of waivers and reimbursements	5.89	4.56
Class I net assets at the end of the year (in thousands)	$883	$1,484
Portfolio turnover rate (%)*	70	72

	Class R6
	(unaudited)
	Period Ended	Period Ended
	June 30,	December 31,
	2022	2021(a)
Net asset value, beginning of year	$9.59	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.25	0.28
Net realized and unrealized gain (loss) on investments	(2.21)	(0.41)
Total from investment operations	(1.96)	(0.13)
Less distributions from:
Net investment income	0.26	0.28
Net realized gain	—	—
Total distributions	0.26	0.28
Net asset value, end of year	$7.37	$9.59
Total return (%)*	(20.62)	(1.32)
Ratios to average daily net assets (%)**:
Expenses, before waivers and reimbursements	1.09	1.17
Expenses, net of waivers and reimbursements	0.65	0.65
Net investment income (loss), before waivers and reimbursements	5.52	4.10
Net investment income (loss), net of waivers and reimbursements	5.96	4.62
Class R6 net assets at the end of the year (in thousands)	$42,965	$50,010
Portfolio turnover rate (%)*	70	72

(a)	For the period from May 25, 2021 (Commencement of Operations) to December 31, 2021.
*	Rates are not annualized for periods less than a year.
**	Rates are annualized for periods less than a year.

Note: Net investment income (loss) per share is based on the average shares outstanding during the year.

Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are annual returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272 or visit our Web site at www.williamblairfunds.com.

158	Semiannual Report	June 30, 2022

Financial Highlights — For a share outstanding throughout each period

Macro Allocation Fund (In Liquidation)

	Class N
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2022	2021	2020	2019	2018	2017
Net asset value, beginning of year	$10.82	$10.93	$11.44	$11.41	$11.84	$11.34
Income (loss) from investment operations:
Net investment income (loss)	(0.04)	0.07	0.04	0.08	0.08	0.06
Net realized and unrealized gain (loss) on investments	(0.09)	0.06	(0.44)	0.37	(0.24)	0.51
Total from investment operations	(0.13)	0.13	(0.40)	0.45	(0.16)	0.57
Less distributions from:
Net investment income	—	0.24	0.11	0.42	0.27	0.07
Net realized gain	—	—	—	—	—	—
Total distributions	—	0.24	0.11	0.42	0.27	0.07
Net asset value, end of year	$10.69	$10.82	$10.93	$11.44	$11.41	$11.84
Total return (%)*	(1.11)	1.15	(3.49)	3.97	(1.30)	5.06
Ratios to average daily net assets (%)**:
Expenses, before waivers and reimbursements	1.60	1.39	1.36	1.22	1.30	1.52
Expenses, net of waivers and reimbursements	1.27	1.28	1.26	1.22	1.30	1.37
Expenses, (excluding div/int expense), net of waivers and reimbursements	1.25	1.25	1.25	1.21	1.28	1.31
Net investment income (loss), before waivers and reimbursements	(1.10)	0.54	0.26	0.70	0.66	0.35
Net investment income (loss), net of waivers and reimbursements	(0.77)	0.65	0.36	0.70	0.66	0.50
Class N net assets at the end of the year (in thousands)	$3,826	$6,673	$7,674	$13,717	$43,463	$41,483
Portfolio turnover rate (%)*	8	70	29	31	36	43

	Class I
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2022	2021	2020	2019	2018	2017
Net asset value, beginning of year	$10.74	$10.85	$11.35	$11.38	$11.88	$11.38
Income (loss) from investment operations:
Net investment income (loss)	(0.02)	0.08	0.06	0.13	0.11	0.11
Net realized and unrealized gain (loss) on investments	(0.10)	0.08	(0.42)	0.34	(0.24)	0.51
Total from investment operations	(0.12)	0.16	(0.36)	0.47	(0.13)	0.62
Less distributions from:
Net investment income	—	0.27	0.14	0.50	0.37	0.12
Net realized gain	—	—	—	—	—	—
Total distributions	—	0.27	0.14	0.50	0.37	0.12
Net asset value, end of year	$10.62	$10.74	$10.85	$11.35	$11.38	$11.88
Total return (%)*	(1.03)	1.41	(3.15)	4.14	(1.08)	5.50
Ratios to average daily net assets (%)**:
Expenses, before waivers and reimbursements	1.23	1.12	1.04	0.97	0.99	1.17
Expenses, net of waivers and reimbursements	1.02	1.03	1.01	0.97	0.99	1.02
Expenses, (excluding div/int expense), net of waivers and reimbursements	1.00	1.00	1.00	0.96	0.97	0.96
Net investment income (loss), before waivers and reimbursements	(0.60)	0.66	0.56	1.09	0.95	0.75
Net investment income (loss), net of waivers and reimbursements	(0.39)	0.75	0.59	1.09	0.95	0.90
Class I net assets at the end of the year (in thousands)	$18,647	$67,139	$171,153	$358,935	$486,543	$780,075
Portfolio turnover rate (%)*	8	70	29	31	36	43

*	Rates are not annualized for periods less than a year.
**	Rates are annualized for periods less than a year.

Note: Net investment income (loss) per share is based on the average shares outstanding during the year.

Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are annual returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272 or visit our Web site at www.williamblairfunds.com.

June 30, 2022	William Blair Funds	159

Financial Highlights — For a share outstanding throughout each period

Macro Allocation Fund (In Liquidation)

	Class R6
	(unaudited) Period Ended June 30,	Years Ended December 31,
	2022	2021	2020	2019	2018	2017
Net asset value, beginning of year	$10.74	$10.85	$11.36	$11.38	$11.89	$11.40
Income (loss) from investment operations:
Net investment income (loss)	(0.00)^	0.10	0.08	0.14	0.13	0.12
Net realized and unrealized gain (loss) on investments	(0.12)	0.07	(0.44)	0.34	(0.24)	0.51
Total from investment operations	(0.12)	0.17	(0.36)	0.48	(0.11)	0.63
Less distributions from:
Net investment income	—	0.28	0.15	0.50	0.40	0.14
Net realized gain	—	—	—	—	—	—
Total distributions	—	0.28	0.15	0.50	0.40	0.14
Net asset value, end of year	$10.62	$10.74	$10.85	$11.36	$11.38	$11.89
Total return (%)*	(1.03)	1.48	(3.13)	4.29	(0.94)	5.51
Ratios to average daily net assets (%)**:
Expenses, before waivers and reimbursements	1.06	1.01	0.93	0.89	0.91	0.92
Expenses, net of waivers and reimbursements	0.97	0.98	0.93	0.89	0.91	0.92
Expenses, (excluding div/int expense), net of waivers and reimbursements	0.95	0.95	0.92	0.88	0.89	0.86
Net investment income (loss), before waivers and reimbursements	(0.17)	0.91	0.70	1.23	1.10	1.04
Net investment income (loss), net of waivers and reimbursements	(0.08)	0.94	0.70	1.23	1.10	1.04
Class R6 net assets at the end of the year (in thousands)	$128	$114,984	$174,888	$378,148	$391,812	$487,082
Portfolio turnover rate (%)*	8	70	29	31	36	43

*	Rates are not annualized for periods less than a year.
**	Rates are annualized for periods less than a year.
^	Amount is less than $0.005 per share.

Note: Net investment income (loss) per share is based on the average shares outstanding during the year.

Performance cited represents past performance. Past performance does not guarantee future results and current performance may be lower or higher than the data quoted. Results shown are annual returns, which assume reinvestment of dividends and capital gains. Investment returns and principal will fluctuate and you may have a gain or loss when you sell shares. For the most current month-end performance information, please call 1-800-742-7272 or visit our Web site at www.williamblairfunds.com.

160	Semiannual Report	June 30, 2022

RENEWAL OF THE MANAGEMENT AGREEMENT

On April 27, 2022, the Board of Trustees (the “Board”) of the William Blair Funds (the “Trust”), including the Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved the renewal for an additional one-year term of the Trust’s Management Agreement with William Blair Investment Management, LLC (the “Adviser”) on behalf of each of the William Blair Funds (each, a “Fund” and collectively, the “Funds”) (with the exception of the China Growth Fund, for which the Management Agreement was approved for an initial two-year term by the Board on April 28, 2021, and the Mid Cap Value Fund and the Emerging Markets ex China Growth Fund, for which the Management Agreement was approved for an initial two-year term by the Board on November 30, 2021). In deciding to approve the renewal of the Management Agreement, the Board did not identify any single factor or group of factors as all important or controlling and considered all factors together. The Board did not allot a particular weight to any one factor or group of factors.

The information in this summary outlines the Board’s considerations associated with its renewal of the Management Agreement. In connection with its deliberations regarding the continuation of the Management Agreement, the Board considered such information and factors as it believed to be necessary to evaluate the terms of the Management Agreement. As described below, the Board considered the nature, quality and extent of the services performed by the Adviser under the Management Agreement; the investment performance of each Fund and the Adviser; comparative management fees and expense ratios as prepared by an independent provider (Broadridge); the estimated profitability realized by the Adviser; the extent to which the Adviser realizes economies of scale as a Fund grows; and whether fall-out benefits are being realized by the Adviser. In addition, the Independent Trustees discussed the renewal of the Management Agreement with Trust management and in private sessions with independent legal counsel at which no representatives of the Adviser were present.

The Board, including the Independent Trustees, considered the renewal of the Management Agreement pursuant to a process that concluded at the Board’s April 27, 2022 meeting. In preparation for the review process, the Independent Trustees considered the type and nature of information to be requested, and independent legal counsel sent a formal request for information to the Adviser. The Adviser provided extensive information in response to the request. After reviewing the information received, the Independent Trustees requested supplemental information, which the Adviser provided. The Independent Trustees also received a memorandum from legal counsel advising them of their duties and responsibilities in connection with the consideration of the Management Agreement. The Independent Trustees reviewed comparative performance for a performance peer universe and peer group of funds and comparative management fees and expense ratios for an expense peer group and an expense peer universe of funds provided by Broadridge for each Fund. In addition, the Independent Trustees considered: (1) the nature, quality and extent of the services provided by the Adviser; (2) information comparing the performance of each Fund to one or more relevant securities indexes; (3) information comparing management fees of each Fund to fees charged by the Adviser to other funds and client accounts with similar investment strategies; (4) the estimated allocated direct or indirect costs of services provided and estimated profits realized by the Adviser for both the Trust as a whole and each Fund individually; and (5) information describing other benefits to the Adviser and its affiliate, William Blair & Company, L.L.C. (the “Distributor,” and collectively with the Adviser, “William Blair”), resulting from their relationship with the Funds. The Independent Trustees also noted that they receive information from the Adviser regarding the Funds throughout the year in connection with regular Board meetings, including presentations from portfolio managers. In addition, the Adviser made a presentation to the Board regarding the contract review information, including addressing the supplemental information requests, and answered questions from the Independent Trustees. The Board, including the Independent Trustees, determined that, given the totality of the information provided with respect to the Management Agreement, the Board had received sufficient information to renew the Management Agreement. The Independent Trustees noted that in evaluating the Management Agreement, they were taking into account their accumulated experience as Board members in working with the Adviser on matters relating to the Funds. Based on their review, the Independent Trustees concluded that it was in the best interest of each Fund to renew the Management Agreement and, accordingly, recommended to the Board of the Trust the renewal of the Management Agreement for each Fund. The Board considered the recommendation of the Independent Trustees along with other factors that the Board deemed relevant.

Nature, Quality and Extent of Services. In evaluating the nature, quality and extent of the services provided by the Adviser to the Funds, the Board noted that the Adviser is a quality firm with a reputation for integrity and honesty that employs high-quality people and has a long association with the Funds. The Board believes that a long-term relationship with a capable, conscientious adviser is in the best interests of shareholders and that shareholders have invested in the Funds knowing that the Adviser manages the Funds and knowing the management fees. The Board considered the Adviser’s fundamental research approach in actively managed, process oriented investing. The Board considered biographical information about the Trust’s officers, other Adviser personnel and the Funds’ portfolio managers, including information on the portfolio managers’ personal investments in the Fund(s) they manage. The Board also considered the administrative services performed by the Adviser, financial information regarding the Adviser, the Adviser’s execution quality and use of soft dollars, risk management oversight, compliance program and the expense limitations proposed for each of the Funds’ share classes. The Board also considered the nature, quality and extent of

June 30, 2022	William Blair Funds	161

services that the Adviser provides to the Funds compared to the services that the Adviser provides to other clients. The Board noted that the Adviser pays the compensation of all of the officers of the Trust. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Adviser to each Fund were appropriate.

Performance. The Board reviewed information on the annualized net total returns of Class I shares of the Funds (except for the Institutional International Growth Fund, which does not have share classes) for the one-, three-, five- and ten-year periods ended December 31, 2021, as applicable, along with annualized total return information for a Morningstar performance peer universe of funds and one or more benchmark securities indexes. The Morningstar performance peer universe for each Fund included all funds in the same Morningstar category as the Fund. For purposes of this report, Class I shares were used for comparison purposes for all Funds (except for the Institutional International Growth Fund, which does not have share classes) as the Board noted that Class I shares represent the largest percentage of assets in the Trust. In evaluating performance, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce different results.

The Board considered that the Adviser seeks to provide superior performance over the long term and was committed to managing each Fund consistently with the Fund’s stated investment strategies and that at times relative performance will be affected by whether the market environment favors or disfavors particular investments, styles and/or market capitalizations. The Board considered that the Adviser had managed the Funds consistent with their respective investment strategies. Based on the information provided, the Board considered the following with respect to the total returns of each Fund.

Growth Fund. The Board considered that the Fund’s total return was above the average of its Morningstar performance peer universe for the one-, three- and five-year periods ended December 31, 2021. The Board also considered that the Fund underperformed the benchmark (Russell 3000® Growth Index) for the one-, three- and five-year periods ended December 31, 2021.

Large Cap Growth Fund. The Board considered that the Fund’s total return was above the average of its Morningstar performance peer universe for the one-, three- and five-year periods ended December 31, 2021. The Board also considered that the Fund outperformed the benchmark (Russell 1000® Growth Index) for the one- and five-year periods and underperformed the benchmark for the three-year period ended December 31, 2021.

Mid Cap Growth Fund. The Board considered that the Fund’s total return was below the average of its Morningstar performance peer universe and the benchmark (Russell Midcap® Growth Index) for the one-, three- and five-year periods ended December 31, 2021. The Board considered the Adviser’s view that the Fund’s relative underperformance for the three- and five-year periods was the result of stock specific issues and style headwinds.

Small-Mid Cap Core Fund. The Board considered that the Fund’s total return was above the average of its Morningstar performance peer universe and the benchmark (Russell 2500™ Index) for the one-year period ended December 31, 2021.

Small-Mid Cap Growth Fund. The Board considered that the Fund’s total return was below the average of its Morningstar performance peer universe for the one-, three- and five-year periods ended December 31, 2021. The Board also considered that the Fund outperformed the benchmark (Russell 2500™ Growth Index) for the one- and five-year periods and underperformed the benchmark for the three-year period ended December 31, 2021. The Board also considered that the Fund’s underperformance was largely attributable to calendar year 2020, when the Fund lagged the return of the benchmark.

Small Cap Growth Fund. The Board considered that the Fund’s total return was above the average of its Morningstar performance peer universe for the one- and five-year periods and below the average of its Morningstar performance peer universe for the three-year period ended December 31, 2021. The Board also considered that the Fund outperformed the benchmark (Russell 2000® Growth Index) for the one-, three- and five-year periods ended December 31, 2021.

Small Cap Value Fund. The Board considered that the Fund’s total return was below the average of its Morningstar performance peer universe for the one-year period and above the average of its Morningstar performance peer universe for the three- and five-year periods ended December 31, 2021. The Board also considered that the Fund outperformed the benchmark (Russell 2000® Value Index) for the one-, three- and five-year periods ended December 31, 2021. The Board also considered that the Fund is the performance and accounting survivor of the reorganization of the ICM Small Company Portfolio with the Fund, which was completed on July 16, 2021.

Global Leaders Fund. The Board considered that the Fund’s total return was above the average of its Morningstar performance peer universe for the one-, three- and five-year periods ended December 31, 2021. The Board also considered that the Fund underperformed the benchmark (MSCI All Country World IMI (net) Index) for the one-year period and outperformed the benchmark for the three- and five-year periods ended December 31, 2021.

162	Semiannual Report	June 30, 2022

International Leaders Fund. The Board considered that the Fund’s total return was above the average of its Morningstar performance peer universe and the benchmark (MSCI All Country World Ex-U.S. IMI (net) Index) for the one-, three- and five-year periods ended December 31, 2021.

International Growth Fund. The Board considered that the Fund’s total return was above the average of its Morningstar performance peer universe and the benchmark (MSCI All Country World Ex-U.S. IMI (net) Index) for the one-, three- and five-year periods ended December 31, 2021.

Institutional International Growth Fund. The Board considered that the Fund’s total return was above the average of its Morningstar performance peer universe and the benchmark (MSCI All Country World Ex-U.S. IMI (net) Index) for the one-, three- and five-year periods ended December 31, 2021.

International Small Cap Growth Fund. The Board considered that the Fund’s total return was above the average of its Morningstar performance peer universe for the one- and three-year periods and below the average of its Morningstar performance peer universe for the five-year period ended December 31, 2021. The Board also considered that the Fund underperformed the benchmark (MSCI All Country World Ex-U.S. Small Cap (net) Index) for the one-year period and outperformed the benchmark for the three- and five-year periods ended December 31, 2021.

Emerging Markets Leaders Fund. The Board considered that the Fund’s total return was below the average of its Morningstar performance peer universe and the benchmark (MSCI Emerging Markets (net) Index) for the one-year period and above the average of its Morningstar performance peer universe and the benchmark for the three- and five-year periods ended December 31, 2021.

Emerging Markets Growth Fund. The Board considered that the Fund’s total return was above the average of its Morningstar performance peer universe and the benchmark (MSCI Emerging Markets IMI (net) Index) for the one-, three- and five-year periods ended December 31, 2021.

Emerging Markets Small Cap Growth Fund. The Board considered that the Fund’s total return was above the average of its Morningstar performance peer universe for the one-, three- and five-year periods ended December 31, 2021. The Board also considered that the Fund underperformed the benchmark (MSCI Emerging Markets Small Cap (net) Index) for the one-year period and outperformed the benchmark for the three- and five-year periods ended December 31, 2021.

Emerging Markets Debt Fund. The Board considered that the Fund commenced operations on May 25, 2021, which provided a limited period of time to evaluate investment performance.

Macro Allocation Fund. The Board considered that the Fund’s total return was below the average of its Morningstar performance peer universe for the one-, three- and five-year periods ended December 31, 2021. The Board also considered that the Fund outperformed the benchmark (ICE BofAML 3-Month US Treasury Bill Index) for the one- and five-year periods and underperformed the benchmark for the three-year period ended December 31, 2021. The Board considered that it had approved the liquidation and termination of the Fund and that the renewal of the Management Agreement with respect to the Fund would allow the Fund to operate until completion of the liquidation and termination.

Management Fees. The Board reviewed each Fund’s management fee and reviewed information comparing the management fee to those of an expense peer group and an expense peer universe of funds provided by Broadridge for Class I shares of the Funds (except for the Institutional International Growth Fund, which does not have share classes). The Broadridge expense peer group for Class I (the “Broadridge Expense Group”) of each Fund other than the Institutional International Growth Fund, and the expense peer group for the Institutional International Growth Fund, consisted of a group of institutional funds with a similar investment strategy and asset size, as classified by Broadridge. The Broadridge expense peer universe for each Fund consisted of the Fund’s Broadridge expense peer group and all other no-load funds with an investment strategy as classified by Broadridge similar to the Fund’s. In considering the Broadridge information and giving effect to the contractual management fee reductions proposed by the Adviser for the International Growth Fund, the Emerging Markets Leaders Fund and the Emerging Markets Growth Fund, the Board noted that the contractual management fees for the Growth Fund, the Large Cap Growth Fund, the Small Cap Value Fund, the Emerging Markets Leaders Fund, the Emerging Markets Growth Fund, the Emerging Markets Small Cap Growth Fund, the Emerging Markets Debt Fund and the Macro Allocation Fund were below the average contractual management fees of their respective Broadridge Expense Groups. The Board also noted that the contractual management fees for the Mid Cap Growth Fund, the Small-Mid Cap Core Fund, the Small-Mid Cap Growth Fund, the Small Cap Growth Fund, the Global Leaders Fund, the International Leaders Fund, the International Growth Fund, the Institutional International Growth Fund and the International Small Cap Growth Fund were above the average contractual management fees of their respective Broadridge Expense Groups.

June 30, 2022	William Blair Funds	163

In considering the management fee for the Institutional International Growth Fund, which does not have share classes, the Board noted that the contractual management fee for the Fund giving effect to the proposed contractual management fee reduction proposed by the Adviser was above the average contractual management fee of its Broadridge expense peer group.

The Board noted the current and proposed contractual expense limitations for the share classes of the Funds. The Board considered that the Adviser proposed to contractually limit operating expenses until April 30, 2023 for each share class of the Funds. The Board considered the amount of management fees waived and other expenses reimbursed by the Adviser on behalf of the Funds in 2021.

For each Fund, the Board also reviewed amounts charged by the Adviser to other pooled investment vehicles, including other registered funds for which the Adviser acts as a sub-adviser, and the Adviser’s fee schedule for institutional accounts. With respect to other pooled investment vehicles and institutional accounts, the Board considered the Adviser’s statements to the effect that the level of services provided to the Funds and the regulatory responsibilities associated with sponsoring registered investment companies were greater as compared to the work involved for other pooled investment vehicles, including other registered funds for which the Adviser acts as a sub-adviser, and institutional accounts. In addition, the Board considered the Adviser’s statements to the effect that institutional accounts are distributed differently, operate under different investment and regulatory structures and have different business risks as compared to the Funds and that there are responsibilities and duties involved in sponsoring a registered fund that are not present in sub-advising a registered fund.

On the basis of all the information provided, the Board concluded that each Fund’s management fee, coupled with the applicable expense limitations, was reasonable.

Profitability. With respect to the profitability of the Management Agreement to the Adviser, the Board considered the overall fees paid under the Management Agreement, including the estimated allocated costs of the services provided, management fees waived and other expenses reimbursed, if any, and profits realized by the Adviser from its relationship with the Trust as a whole and each Fund individually. The Board concluded that the estimated profits realized by the Adviser were not unreasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Funds grow and whether fee levels reflect these economies of scale for the benefit of investors. The Board noted the Adviser’s statements to the effect that the resources required for the Adviser’s fundamental investment process typically increase as a Fund increases in size. The Board also considered that certain of the Funds were part of investment strategies that were capacity constrained by the Adviser so that opportunities for economies of scale were limited. The Board further considered that of the Funds that are subject to capacity constraints, the International Growth Fund, Institutional International Growth Fund, International Small Cap Growth Fund and Emerging Markets Small Cap Growth Fund are closed to investors, except as noted in each Fund’s prospectus.

In considering whether fee levels reflect economies of scale for the benefit of Fund investors, the Board considered each Fund’s asset size, management fee breakpoints for applicable Funds, the expense limitations in place for each Fund and the proposed reduction in management fees and/or expense limits for certain Funds and each Fund’s expense ratios. The Board concluded that in the aggregate the Funds’ fee levels reasonably reflect appropriate recognition of economies of scale.

Other Benefits. The Board considered benefits derived by the Adviser and its affiliates from their relationship with the Funds, including (1) receipt of research from brokerage firms; (2) soft dollars, which pertain primarily to the Funds investing in equity securities; (3) reimbursement of some intermediary fees in the nature of sub-transfer agency fees; (4) fees from Class N shares of the Funds to the Distributor pursuant to the Rule 12b-1 Plan, nearly all of which are paid to third parties; and (5) favorable media coverage. The Board determined that management fees were reasonable in light of these benefits.

Conclusion. Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Management Agreement continue to be fair and reasonable and that the continuation of the Management Agreement is in the best interests of each Fund.

164	Semiannual Report	June 30, 2022

APPROVAL OF THE MANAGEMENT AGREEMENT FOR THE WILLIAM BLAIR MID CAP VALUE FUND

On November 30, 2021, the Board of Trustees (the “Board”) of William Blair Funds (the “Trust”), including the Trustees who are not interested persons of the Trust as defined by the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved the management agreement between the Trust, on behalf of the William Blair Mid Cap Value Fund (the “Fund”), and William Blair Investment Management, LLC (the “Adviser”). The Independent Trustees reviewed materials provided by the Adviser and Broadridge for the approval of the management agreement and were assisted by independent legal counsel in making their determination. The Board determined that, given the totality of the information provided with respect to the management agreement, the Board had received sufficient information to consider the approval of the management agreement. The Board considered the following factors in making its determination, but did not identify any single factor or group of factors as all important or controlling and considered all factors together.

Nature, Quality and Extent of Services. In evaluating the nature, quality and extent of the services expected to be provided by the Adviser to the Fund, the Board noted that the Adviser is a quality firm with a reputation for integrity and honesty that employs high quality people. The Board considered that the Adviser also manages other series of the Trust and that the Board is familiar with the background and experience of the Fund’s portfolio managers. The Board considered the extensive information it receives from the Adviser in connection with the annual contract renewal process including financial information regarding the Adviser. The Board considered the previous experience of the Fund’s portfolio management team members with value-style investments in mid-cap companies. The Board also considered the Adviser’s experience in managing new funds and investing in the proposed Fund’s asset class and that the Adviser serves as investment adviser to the other series of the Trust. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by the Adviser to the Fund were expected to be satisfactory.

Fees and Expenses. The Board reviewed the proposed advisory fee for the Fund and reviewed information comparing the Fund’s advisory fee to a peer group and a peer universe of institutional funds provided by Broadridge. The Broadridge peer group for the Fund consisted of the Fund and 11 other (no-load) institutional multi-cap value funds with no Rule 12b-1 fees, as classified by Broadridge. The Broadridge peer universe for the Fund consisted of the Fund, the Fund’s Broadridge peer group and all other institutional multi-cap value funds, excluding outliers.

In considering the information, the Board noted that the proposed advisory fee for the Fund was equal to the median and above the average contractual management fee of the peer group. The Board also considered that the Adviser had proposed to limit total operating expenses, including waiving advisory fees for each share class of the Fund, until April 30, 2024. On the basis of the information provided, the Board concluded that the proposed advisory fee for the Fund was reasonable in light of the nature, quality and extent of services expected to be provided by the Adviser.

Profitability. With respect to the estimated profitability of the Management Agreement to the Adviser with respect to the Fund, the Board considered the Fund’s proposed advisory fee, that the Fund was newly organized, the Adviser’s agreement to limit total expenses until April 30, 2024 for Class I and Class R6 shares. The Board also considered that the Adviser will be incurring all expenses related to the organization of the Fund.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of investors. In considering whether fee levels reflect economies of scale for the benefit of Fund investors, the Board reviewed the Fund’s advisory fee compared to peer funds and the Fund’s estimated expense ratios giving effect to the Adviser’s agreement to limit total expenses until April 30, 2024, and concluded that the advisory fee for the Fund was reasonable.

Other Benefits to the Adviser. The Board considered benefits to be derived by the Adviser from its relationship with the Trust based on information provided during the annual contract renewal process, including receipt of research from brokerage firms, for Class I shares, reimbursement of some intermediary fees in the nature of sub-transfer agency fees and favorable media coverage. The Board concluded that, after taking into account these benefits, the proposed advisory fee for the Fund was reasonable.

Conclusion. Based upon the information considered and the conclusions reached, the Board determined that the terms of the Management Agreement are fair and reasonable and that the approval of the Management Agreement is in the best interests of the Fund.

June 30, 2022	William Blair Funds	165

REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM

The Board of Trustees (the “Board”) of William Blair Funds previously approved the William Blair Funds Liquidity Risk Management Program Policy (the “Policy”) under Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), which sets forth the terms of the William Blair Liquidity Risk Management Program (the “Program”). The Program (through the Policy) seeks to assess, manage and review each Fund’s liquidity risk. For purposes of the Program, the Policy and the Liquidity Rule, “liquidity risk” is defined as the risk that a Fund could not meet requests to redeem shares issued by a Fund without significant dilution of remaining investors’ interest in the Funds. Among other things, the Liquidity Rule requires that a written report be provided to the Board on an annual basis that addresses the operation of the Program and assesses the adequacy and effectiveness of its implementation, including, if applicable, the operation of any highly liquid investment minimum (“HLIM”) established for a Fund and any material changes to the Program.

The Board designated the Liquidity Risk Management Committee of William Blair Investment Management, LLC, the Funds’ investment adviser, to be the administrator for the Program (the “Program Administrator”). On February 23, 2022, the Board of Trustees reviewed the Program Administrator’s written report (the “Report”) concerning the operation of the Program and the Policy as well as the adequacy and effectiveness of the Program’s and Policy’s implementation for the period from January 1, 2021 through December 31, 2021 (the “Program Reporting Period”). There were no material changes to the Program or to the Policy during the Program Reporting Period.

The Report summarized the operation of the Program and the Policy and the information and factors considered by the Program Administrator in assessing whether the Program and the Policy have been adequately and effectively implemented with respect to each Fund. Such information and factors included, among other things: (1) the liquidity risk framework used to assess, manage, and periodically review each Fund’s liquidity risk and the results of this assessment; (2) the classification of each of the Funds’ respective investments into one of four liquidity categories that reflect an estimate of their liquidity under normal and reasonably foreseeable stressed conditions; (3) whether a Fund invested primarily in “Highly Liquid Investments” (as defined under the Liquidity Rule) and whether an HLIM should be established for any Fund; (4) whether a Fund invested more than 15% of its assets in “Illiquid Investments” (as defined under the Liquidity Rule); (5) specific liquidity events arising during the Program Reporting Period, including the impact on Fund liquidity caused by extended non-U.S. market closures; and (6) the nature and quality of the services provided by the service provider engaged to assist with determining liquidity classifications for the Funds. Based on this review, the Report concluded that the Program and the Policy meet the requirements of the Liquidity Rule and are operating effectively.

166	Semiannual Report	June 30, 2022

Trustees and Officers (Unaudited).† The trustees and officers of the William Blair Funds, their year of birth, their principal occupations during the last five years, their affiliations, if any, with William Blair, and other significant affiliations are set forth below. The address of each officer and trustee is 150 North Riverside Plaza, Chicago, Illinois 60606.

Name and Year of Birth	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Trust Complex Overseen by Trustee*	Other Directorships Held by Trustee During Past 5 Years**

Interested Trustees
Stephanie G. Braming, CFA, 1970(2)	Chairman of the Board and President, previously Senior Vice President	Chairman of the Board and President since 2018, and Senior Vice President 2014 to 2018	Global Head of Investment Management since 2017, portfolio manager (2014 to 2017) and Partner, William Blair	19	Chairman, William Blair SICAV

Cissie Citardi, 1975(2)	Trustee	Since 2021	General Counsel (since 2021), Deputy General Counsel (May 2020 to December 2020) and Partner, William Blair; formerly, General Counsel, PineBridge Investments (2016-2020)	19	Director, William Blair SICAV

Non-Interested Trustees
Vann A. Avedisian, 1964	Trustee	Since 2012	Co-founder and Partner, Newbond Holdings (real estate operations) (since 2021); formerly, Principal, Highgate Holdings (hotel investments) (2009-2021); co-founder and Managing Director, Oxford Capital Partners Inc. (1994 to 2006)	19	Potbelly Sandwich Works (2001 to 2015 and since 2021)(3)

Kathleen T. Barr, 1955	Trustee	Since 2013	Retired; Chairman of the Governing Council, Independent Directors Council (since 2020); formerly, President, Productive Capital Management, Inc. (registered investment adviser to public entities) and Owner, KT Barr Consulting, LLC (mutual fund and investment management consulting) (2010 to 2013); prior thereto, Chief Administrative Officer, Senior Vice President and Senior Managing Director of Allegiant Asset Management Company (merged with PNC Capital Advisors, LLC in 2009) (2004 to 2010)	19	Muzinich BDC, Inc. (since 2019); Board of Governors, Investment Company Institute (since 2019); Professionally Managed Portfolios (since 2018)

†	William Blair Investment Management, LLC and William Blair & Company, L.L.C. are collectively referred to in this section as “William Blair”, each of which is a wholly owned subsidiary of WBC Holdings, L.P., which is wholly owned by certain William Blair employees (employee owners are referred to as ‘partners’).

*	The number shown does not include two additional series of the Trust that are in existence, but not currently offered to the public.

**	Includes directorships of public companies and other registered investment companies held during the past five years.

June 30, 2022	William Blair Funds	167

Name and Year of Birth	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Trust Complex Overseen by Trustee*	Other Directorships Held by Trustee During Past 5 Years**
Daniel N. Leib, 1966(4)	Trustee	Since 2016	Chief Executive Officer, Donnelley Financial Solutions, Inc. (since 2016); formerly, Executive Vice President and Chief Financial Officer (2011 to 2016) and Group Chief Financial Officer (2009 to 2011), R.R. Donnelley & Sons Company	19	Donnelley Financial Solutions, Inc. (since 2016)

Dorri C. McWhorter, 1973	Trustee	Since 2019	President and Chief Executive Officer, YMCA of Metropolitan Chicago (since 2021); formerly, Chief Executive Officer, YWCA Metropolitan Chicago (2013 to 2021); Partner, Crowe LLP (2008 to 2013)(5)	19	Highland Funds (since 2022); Skyway Concession Company, LLC (since 2018); Illinois CPA Society (since 2017); Lifeway Foods, Inc. (since 2020); Green Thumb Industries (since 2022)

Thomas J. Skelly, 1951	Trustee	Since 2007	Advisory Board Member for various U.S. companies (since 2005); formerly, Managing Partner of various divisions at Accenture (1994 to 2004)	19	Mutual Trust Financial Group (provider of insurance and investment products)

Steven R. Zenz, 1954	Trustee	Since 2018	Consultant, Steven R. Zenz Consulting LLC (merger and acquisition transactions and SEC reporting and filings) (since 2011); formerly, Partner, KPMG LLP (1987 to 2010)(6)	19	Engine Media Holdings, Inc. (media group supporting esports, news streaming and gaming) (2020 to 2021); Frankly Inc. (technology products/ services for media industry) (2016 to 2020); Insignia Systems, Inc. (in-store advertising services for consumer packaged goods manufacturers) (2013 to 2019)

(1)	Each Trustee serves until the election and qualification of a successor, or until death, resignation or retirement, or removal as provided in the Trust’s Declaration of Trust. Retirement for Independent Trustees occurs no later than at the conclusion of the calendar year that occurs after the earlier of (a) the Independent Trustee’s 75th birthday or (b) the 17th anniversary of the date that the Independent Trustee became a member of the Board of Trustees.
(2)	Ms. Braming and Ms. Citardi are interested persons of the Trust because they are partners of William Blair, and with respect to Ms. Braming also due to her position as an officer of the Trust.
(3)	On February 9, 2021, Potbelly Corporation (“Potbelly”) entered into a securities purchase agreement with accredited purchasers, pursuant to which Potbelly agreed to issue and sell to the purchasers in a private placement an aggregate of (i) 3,249,668 shares of Potbelly’s common stock, par value $0.01 per share and (ii) warrants to purchase an aggregate of 1,299,861 shares of common stock, for an aggregate purchase price of $15.9 million (the “Offering”). The Offering closed on February 12, 2021. WBC acted as the sole placement agent for the Offering and received fees from Potbelly of approximately $1,025,000.
(4)	The Trust and William Blair use Donnelley Financial Solutions, Inc. (“DFS’’) for financial printing and other services. DFS is a public company. The Trust and William Blair in the aggregate paid DFS approximately $214,000 and $252,000 in 2020 and 2021, respectively, for the services provided. DFS’s revenue was approximately $895 million in 2020 and $993 million in 2021. Mr. Leib, as the Chief Executive Officer of DFS, is not directly involved in any of the services provided to the Trust or William Blair and his compensation is not materially affected by the fees DFS receives from the Trust and William Blair.
(5)	As a former partner of the audit firm Crowe LLP (formerly, Crowe Horwath LLP), Ms. McWhorter received distributions of her capital in the firm over time and those distributions were completed in March 2021. The Trust and William Blair made no payments to Crowe LLP over the past three years.
(6)	The Trust engages KPMG to provide foreign tax services in Taiwan. KPMG does not provide audit or audit-related services to the Trust. Mr. Zenz is a former partner of KPMG and receives pension/retirement funds from KPMG.

168	Semiannual Report	June 30, 2022

Name and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years

Officers

Alaina Anderson, CFA, 1975	Senior Vice President	Since 2021	Partner, William Blair

Marcelo Assalin, CFA, 1973	Senior Vice President	Since 2020	Partner, William Blair (since 2022); formerly, Associate, William Blair (2020-2021); NN Investment Partners (formerly, ING Investment Management) (2013-2020)

Daniel Crowe, CFA, 1972	Senior Vice President	Since 2016	Partner, William Blair

Robert J. Duwa, CFA, 1967	Senior Vice President	Since 2019	Partner, William Blair

Simon Fennell, 1969	Senior Vice President	Since 2013	Partner, William Blair

Andrew G. Flynn, CFA, 1961	Senior Vice President	Since 2013	Partner, William Blair

David C. Fording, CFA, 1967	Senior Vice President	Since 2006	Partner, William Blair

James S. Golan, CFA, 1961	Senior Vice President	Since 2005	Partner, William Blair

William V. Heaphy, CFA, 1967	Senior Vice President	Since 2021	Associate, William Blair (since 2021); formerly, Principal, Investment Counselors of Maryland, LLC (1994-2021)

James E. Jones, CFA, 1977	Senior Vice President	Since 2019	Partner, William Blair

Kenneth J. McAtamney, 1966	Senior Vice President	Since 2008	Partner, William Blair

Todd M. McClone, CFA, 1968	Senior Vice President	Since 2005	Partner, William Blair

D.J. Neiman, CFA, 1975	Senior Vice President	Since 2021	Partner, William Blair

Casey K. Preyss, CFA, 1976	Senior Vice President	Since 2015	Partner, William Blair

David P. Ricci, CFA, 1958	Senior Vice President	Since 2006	Partner, William Blair

Lisa D. Rusch, 1970	Senior Vice President Vice President	Since 2020 2018-2020	Partner, William Blair (since 2020); formerly, Associate, William Blair

Hugo Scott-Gall, 1971	Senior Vice President	Since 2021	Partner, William Blair (since 2018); formerly, Managing Director, Goldman Sachs International (1998-2018)

Ward D. Sexton, CFA, 1974	Senior Vice President	Since 2016	Partner, William Blair

June 30, 2022	William Blair Funds	169

Name and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years

Andrew Siepker, CFA, 1981	Senior Vice President	Since 2022	Partner, William Blair (since 2019); formerly, Associate, William Blair

Mark C. Thompson, CFA, 1976	Senior Vice President	Since 2020	Partner, William Blair

Vivian Lin Thurston, CFA, 1972	Senior Vice President	Since 2021	Partner, William Blair

Dan Zelazny, 1971	Senior Vice President	Since 2019	Associate, William Blair (since 2019); formerly, Managing Director, AQR Capital Management (2011-2019)

Matthew Fleming, CFA, 1973	Vice President	Since 2022	Associate, William Blair (since 2021); formerly, Investment Counselors of Maryland, LLC (2008-2021)

Gary J. Merwitz, 1970	Vice President	Since 2021	Associate, William Blair (since 2021); formerly, Principal, Investment Counselors of Maryland, LLC (2004-2021)

Marco Ruijer, CFA, 1975	Vice President	Since 2020	Associate, William Blair (since 2020); formerly, NN Investment Partners (formerly, ING Investment Management) (2013-2020)

John M. Raczek, 1970	Treasurer Assistant Treasurer	Since 2019 2010-2019	Associate, William Blair

Andrew T. Pfau, 1970	Secretary	Since 2009	Associate, William Blair

David M. Cihak, 1982	Assistant Treasurer	Since 2019	Associate, William Blair

Walter R. Randall, Jr., 1960	Chief Compliance Officer and Assistant Secretary	Since 2009	Associate, William Blair

(1)	The Trust’s Officers, except the Chief Compliance Officer, are elected annually by the Board of Trustees. The Trust’s Chief Compliance Officer is designated by the Board of Trustees and may only be removed by action of the Board of Trustees, including a majority of Independent Trustees. Length of Time Served for all Officers indicates the year the individual became an Officer of the Trust.

The Statement of Additional Information for the William Blair Funds includes additional information about the trustees and is available without charge by calling 1-800-635-2886 (in Massachusetts 1-800-635-2840) or by writing the Fund.

170	Semiannual Report	June 30, 2022

(Unaudited)

Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended December 31 are available without charge, upon request, by calling 1-800-635-2886 (in Massachusetts 1-800-635-2840), at www.williamblairfunds.com and on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedules

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended March 31 and September 30) on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at http://www.sec.gov.

Additional Federal Income Tax Information: (unaudited)

Under Section 852(b)(3)(C) of the Code, the Funds hereby designate the following amounts as capital gain dividends for the fiscal year ended December 31, 2021 (in thousands):

Fund	Capital Gain Dividend
Growth	$33,127
Large Cap Growth	50,399
Mid Cap Growth	9,883
Small-Mid Cap Growth	494,676
Small Cap Growth	96,453
Small Cap Value	66,686
Global Leaders	8,080
International Leaders	39,526
International Growth	243,841
Institutional International Growth	180,725
International Small Cap Growth	53,095
Emerging Markets Leaders	38,180
Emerging Markets Growth	222,451
Emerging Markets Small Cap Growth	43,773

June 30, 2022	William Blair Funds	171

Useful Information About Your Report (Unaudited)

Please refer to this information when reviewing the Expense Example for each Fund.

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution (12b-1) fees (for Class N shares, as applicable), and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. To do so, compare the Fund’s 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from January 1, 2022 to June 30, 2022.

Actual Expenses

In each example, the first line for each share class in the table provides information about the actual account values and actual expenses. These expenses reflect the effect of any expense cap applicable to the share class during the period. Without this expense cap, the costs shown in the table would have been higher. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

In each example, the second line for each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. This is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or the expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund to the costs of investing in other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in both examples are meant to highlight your ongoing costs only and do not reflect any transactional costs or account type fees, such as IRA administration fees. These fees are discussed in the prospectus. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs or account fees were included, your costs would have been higher.

172	Semiannual Report	June 30, 2022

Fund Expenses (Unaudited)

Expense Example	Beginning Account Value 1/1/2022	Ending Account Value 6/30/2022	Expenses Paid During the Period (a)	Annualized Expense Ratio
Growth Fund
Class N-actual return	$1,000.00	$714.65	$5.10	1.20%
Class N-hypothetical 5% return	$1,000.00	$1,044.05	$6.08	1.20
Class I-actual return	$1,000.00	$715.63	$3.91	0.92
Class I-hypothetical 5% return	$1,000.00	$1,045.44	$4.67	0.92
Class R6-actual return	$1,000.00	$716.39	$3.66	0.86
Class R6-hypothetical 5% return	$1,000.00	$1,045.74	$4.36	0.86
Large Cap Growth Fund
Class N-actual return	$1,000.00	$681.91	$3.75	0.90
Class N-hypothetical 5% return	$1,000.00	$1,045.54	$4.56	0.90
Class I-actual return	$1,000.00	$682.58	$2.71	0.65
Class I-hypothetical 5% return	$1,000.00	$1,046.78	$3.30	0.65
Class R6-actual return	$1,000.00	$682.72	$2.50	0.60
Class R6-hypothetical 5% return	$1,000.00	$1,047.02	$3.05	0.60
Mid Cap Growth Fund
Class N-actual return	$1,000.00	$679.46	$5.00	1.20
Class N-hypothetical 5% return	$1,000.00	$1,044.05	$6.08	1.20
Class I-actual return	$1,000.00	$680.30	$3.96	0.95
Class I-hypothetical 5% return	$1,000.00	$1,045.29	$4.82	0.95
Class R6-actual return	$1,000.00	$680.74	$3.75	0.90
Class R6-hypothetical 5% return	$1,000.00	$1,045.54	$4.56	0.90
Mid Cap Value Fund
Class I-actual return (b)	$1,000.00	$874.00	$2.06	0.75
Class I-hypothetical 5% return (6 month period)	$1,000.00	$1,046.28	$3.81	0.75
Class R6-actual return (b)	$1,000.00	$874.00	$1.92	0.70
Class R6-hypothetical 5% return (6 month period)	$1,000.00	$1,046.53	$3.55	0.70
Small-Mid Cap Core Fund
Class I-actual return	$1,000.00	$782.34	$4.20	0.95
Class I-hypothetical 5% return	$1,000.00	$1,045.29	$4.82	0.95
Class R6-actual return	$1,000.00	$782.48	$3.98	0.90
Class R6-hypothetical 5% return	$1,000.00	$1,045.54	$4.56	0.90
Small-Mid Cap Growth Fund
Class N-actual return	$1,000.00	$713.98	$5.74	1.35
Class N-hypothetical 5% return	$1,000.00	$1,043.31	$6.84	1.35
Class I-actual return	$1,000.00	$714.86	$4.68	1.10
Class I-hypothetical 5% return	$1,000.00	$1,044.55	$5.58	1.10
Class R6-actual return	$1,000.00	$715.15	$4.42	1.04
Class R6-hypothetical 5% return	$1,000.00	$1,044.84	$5.27	1.04
Small Cap Growth Fund
Class N-actual return	$1,000.00	$720.38	$6.40	1.50
Class N-hypothetical 5% return	$1,000.00	$1,042.56	$7.60	1.50
Class I-actual return	$1,000.00	$721.22	$5.33	1.25
Class I-hypothetical 5% return	$1,000.00	$1,043.80	$6.33	1.25
Class R6-actual return	$1,000.00	$721.54	$4.99	1.17
Class R6-hypothetical 5% return	$1,000.00	$1,044.20	$5.93	1.17
Small Cap Value Fund
Class N-actual return	$1,000.00	$846.27	$5.26	1.15
Class N-hypothetical 5% return	$1,000.00	$1,044.30	$5.83	1.15
Class I-actual return	$1,000.00	$847.53	$4.08	0.89
Class I-hypothetical 5% return	$1,000.00	$1,045.59	$4.51	0.89
Class R6-actual return	$1,000.00	$848.12	$3.62	0.79
Class R6-hypothetical 5% return	$1,000.00	$1,046.08	$4.01	0.79
Global Leaders Fund
Class N-actual return	$1,000.00	$690.14	$4.82	1.15
Class N-hypothetical 5% return	$1,000.00	$1,044.30	$5.83	1.15
Class I-actual return	$1,000.00	$691.39	$3.77	0.90
Class I-hypothetical 5% return	$1,000.00	$1,045.54	$4.56	0.90
Class R6-actual return	$1,000.00	$691.71	$3.57	0.85
Class R6-hypothetical 5% return	$1,000.00	$1,045.78	$4.31	0.85

June 30, 2022	William Blair Funds	173

Fund Expenses (Unaudited)

Expense Example	Beginning Account Value 1/1/2022	Ending Account Value 6/30/2022	Expenses Paid During the Period (a)	Annualized Expense Ratio
International Leaders Fund
Class N-actual return	$1,000.00	$688.22	$4.81	1.15%
Class N-hypothetical 5% return	$1,000.00	$1,044.30	$5.83	1.15
Class I-actual return	$1,000.00	$689.06	$3.77	0.90
Class I-hypothetical 5% return	$1,000.00	$1,045.54	$4.56	0.90
Class R6-actual return	$1,000.00	$689.06	$3.56	0.85
Class R6-hypothetical 5% return	$1,000.00	$1,045.78	$4.31	0.85
International Growth Fund
Class N-actual return	$1,000.00	$693.11	$5.79	1.38
Class N-hypothetical 5% return	$1,000.00	$1,043.16	$6.99	1.38
Class I-actual return	$1,000.00	$694.16	$4.75	1.13
Class I-hypothetical 5% return	$1,000.00	$1,044.40	$5.73	1.13
Class R6-actual return	$1,000.00	$694.21	$4.45	1.06
Class R6-hypothetical 5% return	$1,000.00	$1,044.74	$5.37	1.06
Institutional International Growth Fund
Institutional Class-actual return	$1,000.00	$693.64	$4.24	1.01
Institutional Class-hypothetical 5% return	$1,000.00	$1,044.99	$5.12	1.01
International Small Cap Growth Fund
Class N-actual return	$1,000.00	$610.51	$5.95	1.49
Class N-hypothetical 5% return	$1,000.00	$1,042.61	$7.55	1.49
Class I-actual return	$1,000.00	$611.31	$4.91	1.23
Class I-hypothetical 5% return	$1,000.00	$1,043.90	$6.23	1.23
Class R6-actual return	$1,000.00	$612.06	$4.48	1.12
Class R6-hypothetical 5% return	$1,000.00	$1,044.45	$5.68	1.12
Emerging Markets Leaders Fund
Class N-actual return	$1,000.00	$765.23	$5.91	1.35
Class N-hypothetical 5% return	$1,000.00	$1,043.31	$6.84	1.35
Class I-actual return	$1,000.00	$766.99	$4.82	1.10
Class I-hypothetical 5% return	$1,000.00	$1,044.55	$5.58	1.10
Class R6-actual return	$1,000.00	$767.67	$4.60	1.05
Class R6-hypothetical 5% return	$1,000.00	$1,044.79	$5.32	1.05
Emerging Markets Growth Fund
Class N-actual return	$1,000.00	$719.61	$6.31	1.48
Class N-hypothetical 5% return	$1,000.00	$1,042.66	$7.50	1.48
Class I-actual return	$1,000.00	$720.50	$5.25	1.23
Class I-hypothetical 5% return	$1,000.00	$1,043.90	$6.23	1.23
Class R6-actual return	$1,000.00	$720.70	$4.99	1.17
Class R6-hypothetical 5% return	$1,000.00	$1,044.20	$5.93	1.17
Emerging Markets Small Cap Growth Fund
Class N-actual return	$1,000.00	$729.17	$6.65	1.55
Class N-hypothetical 5% return	$1,000.00	$1,042.31	$7.85	1.55
Class I-actual return	$1,000.00	$730.14	$5.58	1.30
Class I-hypothetical 5% return	$1,000.00	$1,043.55	$6.59	1.30
Class R6-actual return	$1,000.00	$730.29	$5.36	1.25
Class R6-hypothetical 5% return	$1,000.00	$1,043.80	$6.33	1.25
China Growth Fund
Class I-actual return	$1,000.00	$812.76	$4.63	1.03
Class I-hypothetical 5% return	$1,000.00	$1,044.89	$5.22	1.03
Class R6-actual return	$1,000.00	$812.76	$4.40	0.98
Class R6-hypothetical 5% return	$1,000.00	$1,045.14	$4.97	0.98
Emerging Markets Debt Fund
Class I-actual return	$1,000.00	$793.54	$3.11	0.70
Class I-hypothetical 5% return	$1,000.00	$1,046.53	$3.55	0.70
Class R6-actual return	$1,000.00	$793.76	$2.89	0.65
Class R6-hypothetical 5% return	$1,000.00	$1,046.78	$3.30	0.65

174	Semiannual Report	June 30, 2022

Fund Expenses (Unaudited)

Expense Example	Beginning Account Value 1/1/2022	Ending Account Value 6/30/2022	Expenses Paid During the Period (a)	Annualized Expense Ratio
Macro Allocation Fund (In Liquidation)
Class N-actual return	$1,000.00	$988.90	$6.26	1.27%
Class N-hypothetical 5% return	$1,000.00	$1,043.70	$6.44	1.27
Class I-actual return	$1,000.00	$989.75	$5.03	1.02
Class I-hypothetical 5% return	$1,000.00	$1,044.94	$5.17	1.02
Class R6-actual return	$1,000.00	$989.75	$4.79	0.97
Class R6-hypothetical 5% return	$1,000.00	$1,045.19	$4.92	0.97

(a)	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period, 181 and divided by 365 (to reflect the one-half year period).
(b)	For the period March 16, 2022 (Commencement of Operations) to June 30, 2022.

June 30, 2022	William Blair Funds	175

BOARD OF TRUSTEES (as of August 25, 2022)

Vann A. Avedisian

Co-founder and Partner, Newbond Holdings

Kathleen T. Barr

Retired Senior Managing Director, PNC Capital Advisors, LLC

Stephanie G. Braming, CFA, Chairman and President

Partner, William Blair

Cissie Citardi

Partner, William Blair

Daniel N. Leib

Chief Executive Officer, Donnelley Financial Solutions, Inc.

Dorri C. McWhorter

President and Chief Executive Officer, YMCA of Metropolitan Chicago

Thomas J. Skelly

Retired Managing Partner, Accenture

Steven R. Zenz

Retired Partner, KPMG LLP

Officers

Alaina Anderson, CFA, Senior Vice President

Marcelo Assalin, CFA, Senior Vice President

Daniel Crowe, CFA, Senior Vice President

Robert J. Duwa, CFA, Senior Vice President

Simon Fennell, Senior Vice President

Andrew G. Flynn, CFA, Senior Vice President

David C. Fording, CFA, Senior Vice President

James S. Golan, CFA, Senior Vice President

William V. Heaphy, CFA, Senior Vice President

James E. Jones, CFA, Senior Vice President

Kenneth J. McAtamney, Senior Vice President

Todd M. McClone, CFA, Senior Vice President

D.J. Neiman, CFA, Senior Vice President

Casey K. Preyss, CFA, Senior Vice President

David P. Ricci, CFA, Senior Vice President

Lisa D. Rusch, Senior Vice President

Hugo Scott-Gall, Senior Vice President

Ward D. Sexton, CFA, Senior Vice President

Andrew Siepker, CFA, Senior Vice President

Mark C. Thompson, CFA, Senior Vice President

Vivian Lin Thurston, CFA, Senior Vice President

Dan Zelazny, Senior Vice President

Matthew Fleming, CFA, Vice President

Gary J. Merwitz, Vice President

Marco Ruijer, CFA, Vice President

John M. Raczek, Treasurer

Andrew T. Pfau, Secretary

David M. Cihak, Assistant Treasurer

Walter R. Randall, Jr., Chief Compliance Officer and Assistant Secretary

Investment Adviser

William Blair Investment Management, LLC

Distributor

William Blair & Company, L.L.C.

Independent Registered Public Accounting Firm

Ernst & Young LLP

Transfer Agent

DST Asset Manager Solutions, Inc.

For customer assistance, call 1-800-635-2886

P.O. Box 219137

Kansas City, Missouri 64121-913

176	Semiannual Report	June 30, 2022

William Blair Funds

U.S. EQUITY	GLOBAL EQUITY	EMERGING MARKETS DEBT
Growth Fund	Global Leaders Fund
Large Cap Growth Fund	INTERNATIONAL EQUITY	Emerging Markets Debt Fund
Mid Cap Growth Fund
Mid Cap Value Fund	International Leaders Fund	MULTI-ASSET AND ALTERNATIVE
Small-Mid Cap Core Fund	International Growth Fund
Small-Mid Cap Growth Fund	Institutional International Growth Fund	Macro Allocation Fund
Small Cap Growth Fund	International Small Cap Growth Fund
Small Cap Value Fund	Emerging Markets Leaders Fund
Emerging Markets Growth Fund
Emerging Markets Small Cap Growth Fund
China Growth Fund

	©	William Blair & Company, L.L.C., distributor
+1 800 742 7272		150 North Riverside Plaza
williamblairfunds.com		Chicago, Illinois 60606	00103188

Item 2.	Code of Ethics

Not applicable to this filing.

Item 3.	Audit Committee Financial Expert

Not applicable to this filing.

Item 4.	Principal Accountant Fees and Services

Not applicable to this filing.

Item 5.	Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed company.

Item 6.	Schedule of Investments

See Schedule of Investments in Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

Item 9.	Purchase of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

Item 10.	Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees since the Registrant last provided disclosure in response to this item.

Item 11.

Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3 (b) under the 1940 Act (17 CFR 270.30a-3(b) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended to date (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

Item 13.	Exhibits

13. (a) (1) Code of Ethics

Not applicable to this filing.

13. (a) (2) (1)

Certification of Principal Executive Officer Required by Rule 30a-2(a) of the Investment Company Act of 1940 is filed as an exhibit hereto.

13. (a) (2) (2)

Certification of Principal Financial Officer Required by Rule 30a-2(a) of the Investment Company Act of 1940 is filed as an exhibit hereto.

13. (a) (3)

Not applicable to this Registrant.

13. (a) (4)

Not applicable to this filing.

13. (b)

Certifications of the Principal Executive Officer and Principal Financial Officer of the issuer as required by Rule 30a-2(b) of the Investment Company Act of 1940 are filed as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

William Blair Funds

/s/ Stephanie G. Braming
By:	Stephanie G. Braming
President (Principal Executive Officer)

Date: August 25, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Stephanie G. Braming
By:	Stephanie G. Braming
President (Principal Executive Officer)

Date: August 25, 2022

/s/ John M. Raczek
By:	John M. Raczek
Treasurer (Principal Financial Officer)

Date: August 25, 2022